As filed with the Securities and Exchange Commission on April 29, 2011

File No. 033-87376

811-08914

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 42	☒
and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 158	☒
(Check appropriate box or boxes.)

PHL Variable Accumulation Account

(Exact Name of Registrant)

PHL Variable Insurance Company

(Name of Depositor)

One American Row, Hartford, Connecticut 06102-5056

(Address of Depositor's Principal Executive Offices) (Zip Code)

(800) 447-4312

(Depositor's Telephone Number, including Area Code)

John H. Beers, Esq.

PHL Variable Insurance Company

One American Row

Hartford, CT 06102-5056

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 29, 2011 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

PART A

Version B is not affected by this filling.

[Version A]

The Big Edge Choice®

PHL Variable Accumulation Account
Issued by: PHL Variable Insurance Company (“PHL Variable”)

PROSPECTUS	April 29, 2011

    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the investment options of the PHL Variable Accumulation Account (“Separate Account”) , the Market Value Adjusted Guaranteed Interest Account (“MVA”) and the Guaranteed Interest Account (“GIA”). The assets of each investment option will be used to purchase, at net asset value, shares of a series in the following designated funds.

See Appendix A for additional information.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
     Invesco V.I. Capital Appreciation Fund – Series I Shares
     Invesco V.I. Core Equity Fund – Series I Shares1
     Invesco V.I. Mid Cap Core Equity Fund – Series I Shares1
     Invesco Van Kampen V.I. Equity and Income Fund – Series II Shares2
The Alger Portfolios – Class I-2 Shares
     Alger Capital Appreciation Portfolio1
AllianceBernstein Variable Products Series Fund, Inc. – Class B
     AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Calvert Variable Products, Inc.-Class 1
     Calvert VP S&P MidCap 400 Index Portfolio
DWS Investments VIT Funds – Class A
     DWS Equity 500 Index VIP
     DWS Small Cap Index VIP
Federated Insurance Series
     Federated Fund for U.S. Government Securities II
     Federated High Income Bond Fund II – Primary Shares
     Federated Prime Money Fund II
Fidelity® Variable Insurance Products – Service Class
     Fidelity® VIP Contrafund® Portfolio
     Fidelity® VIP Growth Opportunities Portfolio
     Fidelity® VIP Growth Portfolio
     Fidelity® VIP Investment Grade Bond Portfolio
Financial Investors Variable Insurance Trust – Class II
     Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
     Ibbotson Balanced ETF Asset Allocation Portfolio
     Ibbotson Growth ETF Asset Allocation Portfolio
     Ibbotson Income and Growth ETF Asset Allocation Portfolio
Franklin Templeton Variable Insurance Products Trust – Class 2
     Franklin Flex Cap Growth Securities Fund
     Franklin Income Securities Fund
     Mutual Shares Securities Fund
     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund
     Templeton Growth Securities Fund
Lazard Retirement Series, Inc. – Service Shares
     Lazard Retirement U.S. Small-Mid Cap Equity Portfolio1
Lord Abbett Series Fund, Inc. – Class VC
     Lord Abbett Bond-Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Mid-Cap Value Portfolio
Neuberger Berman Advisers Management Trust – Class S
     Neuberger Berman Advisers Management Trust Guardian Portfolio
     Neuberger Berman Advisers Management Trust Small Cap Growth Portfolio
Oppenheimer Variable Account Funds – Service Shares
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer Main Street Small- & Mid-Cap Fund®/VA3
PIMCO Variable Insurance Trust – Advisor Class
     PIMCO CommodityRealReturn® Strategy Portfolio
     PIMCO Real Return Portfolio
     PIMCO Total Return Portfolio
The Rydex Variable Trust
     Rydex|SGI VT U.S. Long Short Momentum Fund1
     Rydex VT Inverse Government Long Bond Strategy Fund1
     Rydex VT Nova Fund 1
Sentinel Variable Products Trust
     Sentinel Variable Products Balanced Fund
     Sentinel Variable Products Bond Fund
     Sentinel Variable Products Common Stock Fund
     Sentinel Variable Products Mid Cap Fund
     Sentinel Variable Products Small Company Fund
Virtus Variable Insurance Trust
     Virtus Capital Growth Series
     Virtus Growth and Income Series
     Virtus International Series
     Virtus Multi-Sector Fixed Income Series
     Virtus Real Estate Securities Series
     Virtus Small-Cap Growth Series
     Virtus Small-Cap Value Series
     Virtus Strategic Allocation Series
Wanger Advisors Trust
     Wanger International
     Wanger International Select
     Wanger Select
     Wanger USA

1Closed to new investors on May 1, 2006.

2Name change effective June 1, 2010: Van Kampen UIF Equity and Income Portfolio to Invesco Van Kampen V.I. Equity and Income Fund.

Name change effective April 30, 2011: Oppenheimer Main Street Small-Cap Fund®/VA to Oppenheimer Main Street Small- & Mid-Cap Fund®/VA.

    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal. Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.

    The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    Purchasing a variable annuity within a qualified plan or Individual Retirement Account/Annuity (IRA) does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans or IRAs because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.

    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information (“SAI”) dated April 29, 2011 is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI is on the last page of this prospectus. If you have any questions, please contact:

PHL Variable Insurance Company Annuity Operations Division PO Box 8027 Boston, MA 02266-8027	Tel. 800/541-0171

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Glossary of Special Terms

    Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.

Account Value:The value of all assets held in the Separate Account.

Annuitant:The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract’s Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

Annuity Payment Option:The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See “Annuity Payment Options.”

Annuity Unit:A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.

Claim Date:The contract value next determined following receipt of due proof.

Contract:The deferred variable accumulation annuity described in this prospectus.

Contract Owner (owner, you, your):Usually, the person or entity, to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

Contract Value:Prior to the Maturity Date, the sum of all Accumulation Units held in the investment options of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code section 403(b)) with loans, the contract value is the sum of all Accumulation Units held in the investment options of the Separate Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, less any Loan Debt.

Inherited/Stretch Annuity:A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner’s Contract.

Maturity Date:The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant’s 95th birthday. The election is subject to certain conditions described in “The Annuity Period.”

Minimum Initial Payment:The amount that you pay when you purchase a contract. We require minimum initial payments of:

Non-qualified plans—$1,000

Individual Retirement Annuity (“IRA”)/Qualified plans—$1,000

Minimum Subsequent Payment:The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

Net Asset Value:Net asset value of a Series’ shares is computed by dividing the value of the net assets of the Series by the total number of Series’ outstanding shares.

PHL Variable (our, us, we, company):PHL Variable Insurance Company.

Spouse:Federal law defines “spouse” under the Defense of Marriage Act (DOMA), as a man or a woman legally joined. Neither individuals married under State or foreign laws that permit a marriage between two men or two women nor individuals participating in a civil union or other like status are spouses for any federal purposes, including provisions of the Internal Revenue Code relevant to this Contract.

Valuation Date:A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business.

Variable Payment Annuity:An annuity payment option providing payments that vary in amounts, according to the investment experience of the selected investment options.

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Summary of Expenses

    The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.

    This table describes the fees and expenses that you will pay at the time that you surrender the contract or transfer value between the investment options. State premium taxes ranging from 0.00% to 3.5%, depending upon the state, may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Deferred Surrender Charge (as a percentage of amount surrendered):
Age of Payment in Complete Years 0	7%
Age of Payment in Complete Years 1	6%
Age of Payment in Complete Years 2	5%
Age of Payment in Complete Years 3	4%
Age of Payment in Complete Years 4	3%
Age of Payment in Complete Years 5	2%
Age of Payment in Complete Years 6	1%
Age of Payment in Complete Years 7+	None
Transfer Charge[1]
Current	None
Maximum	$20

[1]	We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See “Transfer Charges.”

     This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses.

ANNUAL ADMINISTRATIVE CHARGE
Current[2]	$35
Maximum	$35
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average Account Value)
Mortality and Expense Risk Fee	1.250%
Daily Administrative Fee	.125%
Total Annual Separate Account Expenses	1.375%

[2]	This charge is deducted annually on the contract anniversary on a pro rata basis from each investment option that you have selected. See “Deductions and Charges.”

    The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2010, charged by the funds that you may pay indirectly during the time that you own the contract. This table does not reflect any fees that may be imposed by the funds for short-term trading. Funds of funds may have higher operating expenses than other funds since funds of funds invest in underlying funds which have their own expenses. Total Annual Fund Operating Expenses are deducted from a fund’s assets and include management fees, distribution and/or 12b-1 fees, and other expenses, but do not include any redemption fees that may be imposed by various funds. More detail concerning each of the fund’s fees and expenses is contained in the prospectus for each fund.

TOTAL ANNUAL FUND OPERATING EXPENSES

	Minimum	Maximum
Gross Annual Fund Operating Expenses	0.33%	5.31%
Net Annual Fund Operating Expenses[1]	0.33%	5.31%
[1]	Advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2012. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund’s prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

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EXPENSE EXAMPLES

    If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

1 Year	3 Years	5 Years	10 Years
$1,284	$2,387	$3,459	$6,159

    If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

1 Year	3 Years	5 Years	10 Years
$665	$1,960	$3,211	$6,159

    These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, maximum annual administrative charges, maximum transfer charges, maximum contract fees, maximum of all applicable riders and benefit fees, separate account annual expenses and the maximum annual fund operating expenses that were charged for the year ended 12/31/10.

    The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum total operating expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table above.

Contract Summary

    This prospectus contains information about all the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.

Overview

    The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans and IRAs should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan or IRA and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    For more information, see “Purchase of Contracts.”

    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds. The owner assumes the risk of gain or loss according to the performance of the underlying funds. Investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that the contract value will equal or exceed payments made under the contract at maturity date. For more information, see “The Variable Investment Options,” “GIA” and “MVA.”

    You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See “The Annuity Period—Annuity Options.”

Suitability

    Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. Make sure you understand all the options for payment and how long you must wait before annuity payments begin. While an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.

    Annuities do not provide any additional tax deferred advantages when they fund a qualified plan, or an IRA. If your only or main investment objective for your qualified plan or IRA is tax deferral, an annuity product may be more expensive than other products providing tax deferred benefits.

Replacements

    Replacing your existing variable annuity contract(s) with this contract may not be to your advantage. Talk with your registered representative before you replace any existing contract. Carefully compare the risks, charges, and benefits of your existing contract to this contract to determine if a replacement benefits you. Replacing your contract could result in adverse tax consequences. Consult with your tax professional. Once you have replaced your contract, you generally cannot reinstate it unless state law requires the insurer to do so, even if you choose not to accept your new contract during your “free look” period.

Conflicts of Interest

    Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies. The amount of compensation payable to them may vary significantly. Compensation paid to a broker-dealer or registered representative also varies between products issued by the same insurance company. This includes additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation. As a result, you may potentially be sold a product that does not best suit your needs. Talk to your registered representative about potential conflicts of interest created by varying compensation plans. More information about the types of compensation arrangements we offer is contained in the “Sales of Variable Accumulation Contracts” section of this prospectus.

Investment Features

Flexible Premium Payments

You may make premium payments anytime until the maturity date for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding premium payments after a set age.
You can vary the amount and frequency of your premium payments for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding the amount of premium payments.
Other than the Minimum Initial Payment, there are no required premium payments.

Minimum Premium Payment

Generally, the Minimum Initial Payment is $1,000.

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Allocation of Premiums and Contract Value

Premium payments are invested in one or more of the investment options, GIA and the MVA. Each investment option invests directly in a mutual fund. The MVA is not available for investment after the Maturity Date. Each investment option invests directly in a professionally managed fund.
Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more investment options or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more investment options. For more information, refer to “GIA,” “Internet, Interactive Voice Response and Telephone Transfers,” and “Market Timing and Other Disruptive Trading.”
Transfers between the investment options and from the investment options into the MVA are subject to disruptive trading and market timing restrictions. For more information, see “Market Timing and Other Disruptive Trading.” Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. For more information see “MVA” and the MVA prospectus.
The contract value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.
You may also elect an asset allocation or strategic program through which to allocate your premiums and contract value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on “Asset Allocation and Strategic Programs” under “The Accumulation Period.”

Withdrawals

You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.
Each year you may withdraw part of your Contract Value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the Contract Value as of the date of the first partial surrender without a surrender charge. Withdrawals in the amount of the “Required Minimum Distribution” (“RMD”), as defined in the Internal Revenue Code may also be made without a surrender charge. After that you can surrender up to 10% of the contract value as of the last contract anniversary without a surrender charge.
Withdrawals may be subject to income tax on any gains plus a 10% penalty tax if the Contract Owner is under age 59½. See “Federal Income Taxes.”

Death Benefit

    The contract provides for payment on the death of the owner or the annuitant anytime before the maturity date of the contract.

Deductions and Charges

From the Contract Value

Annual Administrative Charge—maximum of $35 each year. For more information, see “Deductions and Charges.”
Market Value Adjustment—any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see “MVA.”
Surrender Charges—may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:
Percent	7%	6%	5%	4%	3%	2%	1%	0%
Age of Payment in Complete Years	0	1	2	3	4	5	6	7+

    For more information, see “Deductions and Charges.”

Taxes—taken from the contract value upon premium payment or commencement of annuity payments.
  PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See “Tax” and Appendix B.
Transfer Charge—currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see “Deductions and Charges.”

From the Separate Account

Daily administrative fee—currently 0.125% annually. For more information, see “Deductions and Charges.”

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Mortality and expense risk fee—1.25% annually. For more information, see “Deductions and Charges.”

Other Charges or Deductions

    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

Additional Information

Free Look Period

    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted Contract Value less any charges. (A longer Free Look Period may be required by your state.) If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. However, if applicable state or federal law requires a return of premium payments less any withdrawals, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.

Termination

    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate without value.

Financial Highlights

    Financial highlights give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past ten years, or since the investment option began operations, if less. These tables are highlights only.

    More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

Financial Statements

    The financial statements of PHL Variable Accumulation Account as of December 31, 2010, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one by writing to us at Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston MA 02266-8027, or by visiting our website www.phoenixwm.com. In addition, the SAI is available on the SEC’s website at www.sec.gov. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account’s rates that we credit during a guarantee period.

Performance History

    We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at Net Asset Value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state).

The Variable Accumulation Annuity

    The individual deferred variable accumulation annuity contract (the “contract”) issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of PHL Variable and PHL Variable will guarantee specified monthly annuity payments.

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PHL Variable and the Separate Account

    We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981 (“PHL Variable”). We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and our administrative offices are located at One American Row, Hartford, Connecticut, 06102-5056.

    PHL Variable is a wholly owned subsidiary of Phoenix Life Insurance Company (“Phoenix”) through its holding company, PM Holdings, Inc. Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. (“PNX”), which is a manufacturer of insurance, annuity and asset management products.

    On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and it meets the definition of a “separate account” under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

    The Separate Account has several investment options with varying degrees of investment risk. You may make contributions to the Separate Account but you assume all of the investment risk for the contract value that you contribute and allocate to the Separate Account. You may also make contributions to the MVA. The MVA is a non-unitized separate account established pursuant to Connecticut insurance law. For more complete information see the “MVA” section below. Under Connecticut law these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer. However, the assets in the Separate Account are attributable to more than one variable annuity product or to more than one variable life insurance product that we sell. Therefore, although these assets are insulated from our creditors, they all may be used to support Separate Account obligations. To the extent that the assets in the Separate Account become deficient for any reason, we will transfer assets from our General Account to the extent they are available. We reserve the right to add, remove, modify, or substitute any investment option in the Separate Account.

    Obligations under the contracts are obligations of PHL Variable Insurance Company. You may make contributions to the GIA which is supported by the assets in PHL Variable’s general account and such contributions are not invested in the Separate Account. The GIA is part of the general account of PHL Variable (the “General Account”). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the “GIA” section below.

Contract Guarantees

    Any guarantee under the contract, such as interest credited to the GIA , MVA, or any guarantee provided by a rider to your variable annuity are paid from our general account. Therefore, any amounts that we may pay under the contract as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it.

    Under Connecticut law, insurance companies are required to hold a specified amount of reserves in order to meet the contractual obligations of their general account to contract owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks. Useful information about Phoenix’s financial strength, including information on our General Account portfolio of investments, may be found on our website located under “About Us”/“Financial Strength” along with information on ratings assigned to us by one or more independent rating organizations. Additionally, the consolidated financial statements and financial schedules from PNX and subsidiaries’ Annual Report on Form 10-K for the year ended December 31, 2010 and any applicable amendments, may also be found on our website, www.phoenixwm.com, or a copy of any of the above referenced documents may be obtained for free by calling our Annuity Operations Division.

The Variable Investment Options

    You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the underlying fund is likely to be different from that of the retail mutual fund, and you should not compare the two.

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    The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund’s investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a “private label” product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company’s selection criteria.

    Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

    In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

    Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.

    You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting our Annuity Operations Division at the address or telephone number provided on the first page of this prospectus.

Administrative, Marketing and Support Service Fees

    The Company and/or the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. These agreements compensate the Company and/or the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.

    Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company’s variable products. These payments may be significant and the Company and its affiliates may profit from them.

    The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.

    These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account’s investments in the funds.

    These administrative services may include, but are not limited to, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting Variable Contract owners’ interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds’ prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of Variable Contract owner’s); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.

     For additional information concerning the available investment options, please see Appendix A.

GIA

    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

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    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    Prior to the maturity date, you may make transfers into or out of the GIA subject to the restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the contract value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:

Year One:	25% of the total value
Year Two:	33% of remaining value
Year Three:	50% of remaining value
Year Four:	100% of remaining value

    We are temporarily waiving these restrictions for transfers out of the GIA to the MVA beginning May 1, 2009. You should know that special charges associated with withdrawals and surrenders apply to the MVA, so you should carefully read the section entitled “MVA” of this prospectus as well as the MVA prospectus for more complete information. We reserve the right to reinstate the transfer restrictions from the GIA to the MVA at any time without advance notice to you.

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

MVA

    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an Annuity Payment Option before the end of the guarantee period, a market value adjustment will be made. The MVA is available only during the accumulation phase of your contract. The MVA option currently offers different guarantee periods, which provide you with the ability to earn interest at different guaranteed rates on all or part of your Contract Value. Each allocation has its own guaranteed rate and expiration date. Because we change guaranteed rates periodically, amounts allocated to a guarantee period at different times will have different guaranteed rates and expiration dates. The applicable guaranteed rate, however, does not change during the guarantee period.

    We will notify you of the expiration of the guarantee period and of your available options within 30 days of the expiration date. You will have 15 days before and 15 days following the expiration date (“window period”) to notify us of your election. During this window period, any withdrawals or transfers from the MVA will not be subject to a market value adjustment. Unless you elect to transfer funds to a different guarantee period, to the investment options of the Separate Account, to the GIA or elect to withdraw funds, we will begin another guarantee period of the same duration as the one just ended and credit interest at the current rate for that new guarantee period. If you choose a guarantee period that is no longer available or if your original guarantee period is no longer available, we will use the guarantee period with the next longest duration.

    We reserve the right, at any time, to discontinue guarantee periods or to offer guarantee periods that differ from those available at the time your contract was issued. Since guarantee periods may change, please contact us to determine the current guarantee periods being offered.

    Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable contingent deferred sales charges (surrender charges). The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment.

    A market value adjustment will not be applied upon the payment of the death benefit.

    The market value adjustment will reflect the relationship between the current rate (defined below) for the amount being withdrawn and the guaranteed rate. It is also reflective of the time remaining in the applicable guarantee period. Generally, if the guaranteed rate is equal to or lower than the applicable current rate, the market value adjustment will result in a lower payment upon withdrawal. Conversely, if the guaranteed rate is higher than the applicable current rate, the market value adjustment will produce a higher payment upon withdrawal. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable’s general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.

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Deductions and Charges

Annual Administrative Charges

    We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current annual administrative charge under a contract is $35. A reduced charge may apply in certain situations. We waive this charge for those contracts maintaining contract values in excess of $50,000. This charge is deducted from each investment option, GIA and MVA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the contract anniversary date for services rendered during the preceding contract year. Upon surrender of a contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

    We may reduce the annual administrative charges for contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

Daily Administrative Fee

    We make a daily deduction charge from the contract value to cover the costs of administration. The current fee is based on an annual rate of 0.125% and is taken against the net assets of the investment options. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above. (This fee is not deducted from the GIA or MVA.)

Market Value Adjustment

    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

Mortality and Expense Risks Fee

    While you bear the investment risk of the investment option in which you invest, once the contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.

    In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the contract, to the annuitant or other payee for as long as he or she may live.

    To compensate for assuming these risks, we charge each investment option the daily equivalent of .40% annually of the current value of the investment option’s net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the contract schedule pages.) No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to PHL Variable.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

Surrender Charges

    A surrender charge may apply to withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Option K or L below. See “Annuity Options.” Any surrender charge is imposed on a first-in, first-out basis.

    Up to 10% of the contract value may be withdrawn in a contract year, either in a lump sum or by multiple scheduled or unscheduled amounts without the imposition of a surrender charge. In addition, withdrawals in the amount of the RMD, as defined in the Code may also be made without a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be

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determined based on the contract value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

Percent	7%	6%	5%	4%	3%	2%	1%	0%
Age of Payment in Complete Years	0	1	2	3	4	5	6	7+

    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the investment options, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

Tax

    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner’s state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see “Appendix B.”

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. There are currently no federal taxes charged on premium payments for which we are presently making any deduction.

Transfer Charge

    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

Other Charges

    As compensation for investment management services, the Advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

The Accumulation Period

    The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.

Accumulation Units

    An accumulation unit is used to calculate the value of a contract. Each investment option has a corresponding accumulation unit value. Additional premium payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such units next determined after the receipt of the premium payment at our Annuity Operations Division. The number of accumulation units of an investment option purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that investment option next determined after receipt of the premium payment. The value of the accumulation units of an investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.

Accumulation Unit Values

    On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.

Purchase of Contracts

    We require minimum initial payments of:

Non-qualified plans—$1,000
Qualified Plans/IRAs—$1,000

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    The initial payment is due and payable before the contract becomes effective. Generally, we require minimum subsequent payments of $25. An automated payment or bank draft service may be available under certain, very limited circumstances. Contact our Annuity Operations Division for information regarding this service.

    The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of PHL Variable. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract for non-qualified contracts. If the contract is an IRA/qualified plan, federal law limits the age after which further premium payments are permitted and the amount of premium payments.

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

    Payments received under the contracts will be allocated in any combination to any investment option, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix Money Market Investment Option. See “Free Look Period.” Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to PHL Variable and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    For certain eligible groups, we may reduce the initial or subsequent payment amount we accept for a contract. Qualifications for such reduction follow:

the makeup and size of the prospective group; or
the method and frequency of payments; and
the amount of compensation to be paid to Registered Representative(s) on each payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.

Additional Programs

    You may elect any of the additional programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

Asset Allocation and Strategic Programs

    Asset allocation and strategic programs (referred to as “programs” throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

    We currently offer the following programs: Franklin Templeton Founding Investment Strategy, Franklin Templeton Perspectives Allocation Model, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as “programs”, and we refer to the asset allocation options available within the programs, as “options.” There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

    You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

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Selecting a Program and Option

    If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Annuity Operations Division. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

    The following programs are currently available:

AllianceBernstein VPS Balanced Wealth Strategy Portfolio

The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.

Franklin Templeton Founding Investment Strategy

Through the Franklin Templeton Founding Investment Strategy, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.

  Franklin Income Securities Fund—34%
  Mutual Shares Securities Fund—33%
  Templeton Growth Securities Fund—33%
Franklin Templeton Perspectives Allocation Model

Through the Franklin Templeton Perspectives Allocation Model, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.

  Franklin Flex Cap Growth Securities Fund—34%
  Mutual Shares Securities Fund—33%
  Templeton Growth Securities Fund—33%
Phoenix-Ibbotson Strategic Asset Allocation—(Closed to new investors effective June 22, 2009)

PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. Except as noted above, the options approved for use are:

  Conservative Portfolio which seeks conservation of capital and has a portfolio allocation more heavily weighted in fixed income investments than in equities.
  Moderately Conservative Portfolio which primarily seeks current income, with capital growth as a secondary objective, and has a portfolio allocation of approximately equal weightings in equities and fixed income investments.
  Moderate Portfolio which seeks long-term capital growth and current income with emphasis on current growth, and has a portfolio allocation more heavily weighted in equities than in fixed income investments.
  Moderately Aggressive Portfolio which seeks long-term capital growth with current income as a secondary objective, and has more than three quarters of the portfolio in equities and less than one quarter in fixed income investments.
  Aggressive Portfolio which seeks long-term capital growth and is invested primarily in equities.

On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (Contract Value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elect to participate in this program on and after September 10, 2007, on an annual basis, we will reallocate the Contract Value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

Ibbotson Asset Allocation Series

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The Ibbotson Asset Allocation Series (“the Series”) are risk-based portfolios (“Portfolios”) that invest in ETFS, which are typically structured as open-end investment companies or unit investment trusts. The Series were designed on established principles of asset allocation and are intended to provide various levels of potential return for a targeted level of risk. The Series’ asset allocation policy is dynamically managed to consider changes in the economy or markets. The Portfolios in the Series are continuously managed to the asset allocation policy. The Portfolio options approved for use are:

  Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
  Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
  Ibbotson Growth ETF Asset Allocation Portfolio – Class II
  Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II

If you should elect any of the Portfolios listed above, transfers made under these programs will not be counted toward the 12 transfers per year after which we may impose a transfer fee.

    If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

Asset Rebalancing Program

    The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. These transfers will occur on the date you specify (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.

    Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.

Dollar Cost Averaging Program

    The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be processed on the date you specify (provided we receive the request in good order). If you do not specify a date, the transfer will be processed on the basis of values next determined after receipt of the transfer request in good order. If either of these dates fall on a holiday or weekend, then the transfer will occur on the next succeeding Valuation Date.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program. Except as described below, the Dollar Cost Averaging Program is not available to individuals while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

    We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.

    You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.

    All transfers under the Enhanced Dollar Cost Averaging Program will be processed on the basis of values next determined after receipt of the transfer request in good order. If that day falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

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    In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.

    After the cancellation date, you may transfer the Net Value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the investment options without being subject to the Maximum GIA Percentage.

    We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs

    If you elect an Optional Benefit after your contract is issued, you may not participate in any Dollar Cost Averaging or Asset Rebalancing program while the Optional Benefit is in effect. If you are currently in a program of this type, it will terminate on the date the Optional Benefit becomes effective.

    If you elect to participate in the Franklin Templeton Perspectives Allocation Model, Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

1.	Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and
2.	Asset Rebalancing with monthly rebalancing in the Franklin Templeton Perspectives Allocation Model or the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.

    If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.

Interest Investment Program

    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

Systematic Withdrawal Program

    Prior to the Maturity Date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each investment option, MVA and GIA bearing a pro rata share. Withdrawals from the MVA may be subject to a market value adjustment.

    The minimum withdrawal amount is $100. Withdrawals will be processed on the date you specify (provided we receive the request in good order) unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. If no date is specified by you, then withdrawals will be processed on each monthly contract anniversary. Any applicable premium tax and surrender charges will be applied to the withdrawal.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the Maturity Date. There is no charge for participating in this program.

Surrender of Contract and Withdrawals

    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Variable Annuity Payment Options K or L.

    Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a contract year, either in a lump sum or by multiple scheduled or unscheduled withdrawals, without the imposition of a surrender charge. In addition, withdrawals in the amount of the RMD, as defined in the Internal Revenue Code may also be made without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge is available only on contracts issued on or after May 1, 1996, and will be determined

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based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59 ½. See “Federal Income Taxes.”

    The appropriate number of Accumulation Units of an investment option will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See “Payment Deferral.” There may be adverse tax consequences to certain surrenders and partial withdrawals. See “Surrenders or Withdrawals Prior to the Contract Maturity Date.” Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See “Surrender Charges.” Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    You must sign a form satisfactory to us to take a withdrawal, surrender, or replace your contract. For your protection, the form must be requested from our Operations Division by you or your agent. The form requested and sent to you for that particular transaction must be returned to the address specified on the form, in order to process the transaction. For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your contract provides for loans) over $100,000.

Contract Termination

    The contract will terminate without value, if on any valuation date:

The contract value is zero; or
The premium tax reimbursement due on surrender or partial withdrawals is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

     PHL Variable will notify you in writing that the contract has terminated.

Payment Upon Death Before Maturity Date

When is the Death Benefit Payable?

    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

Who Receives Payment

Death of an Owner/Annuitant

If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner/annuitant’s beneficiary. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.

Death of an Annuitant who is not the Owner

If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant and the contract continues. If there is no contingent annuitant, the death benefit will be paid to the annuitant’s beneficiary.

Death of Owner who is not the Annuitant

If the owner who is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner’s beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.

Spousal Beneficiary Contract Continuance

If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the named contract beneficiary, the spousal beneficiary can continue the contract as the contract owner. See “Spousal Definition” for further discussion of spousal qualifications.

Contingent Annuitant Contract Continuance

Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant.

Qualified Contracts

Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract. Death benefit payments must satisfy distribution rules. See “Federal Income Taxes—Qualified Plans.”

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Ownership of the Contract by a Non-Natural Person

If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.

Payment Amount

Upon the Death of the Annuitant or Owner/Annuitant who has not yet reached the Maturity Date (age 85)
1.	Death occurring in the first 6-year period following the contract date—the greater of:
a.	100% of payments, less any withdrawals; or
b.	the contract value as of the claim date.
2.	Death occurring in any subsequent 6-year period—the greater of:
a.	the death benefit that would have been payable at the end of the previous 6-year period, plus any payments, less any withdrawals made since that date; or
b.	the contract value as of the claim date.
After the Maturity Date (Annuitant’s 85th birthday)

The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.

Death of an Owner who is not the Annuitant

Upon the death of an owner who is not the annuitant, the death proceeds will be paid to the owner’s beneficiary. The death benefit is equal to the cash surrender value.

    There are a number of options for payment of the death benefit, including lump sum, systematic withdrawals and annuity. If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see “Annuity Options”). Depending upon state law, the death benefit payment to the beneficiary may be subject to state inheritance or estate taxes and we may be required to pay such taxes prior to distribution. There are specific Internal Revenue Code requirements regarding payment of the death benefits, see “Federal Income Taxes—Distribution at Death.” A recipient should consult a legal or tax adviser in selecting among the death benefit payment options.

Retained Asset Account

    Death benefit proceeds will be payable in a single lump sum. At the time of payment you may elect to have the full death benefit amount sent to you. If you do not elect a single lump sum, the proceeds of the death benefit will be applied to a retained asset account, the Phoenix Concierge Account (“PCA”), an interest bearing draft account with check writing privileges. If you do not affirmatively elect to have the full death benefit amount sent to you, the PCA will become default method of payment when the death claim is greater than or equal to $5,000 and the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. You may opt out of the PCA at any time by writing a check from the PCA for the full amount of your balance or by calling our Annuity Service Center. A supplementary contract may be issued when death benefit proceeds are paid through the PCA.

    The PCA is part of our general account. It is not a checking or bank account and is not insured by the FDIC, National Credit Union Share Insurance Fund (“NCUSIF”), or any other state or federal agency which insures deposits. No additional amounts aside from the death benefit may be deposited into the PCA. As part of our general account, it is subject to the claims of our creditors. We may receive a financial benefit from earnings on amounts left in the PCA. The guarantee of principal is based on the claims-paying ability of the company and principal is covered by the state guarantee association. Interest paid on amounts in the PCA is taxable as ordinary income in the year such interest is credited. Please consult a tax advisor.

Internet, Interactive Voice Response and Telephone Transfers

    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone. The Company may discontinue any of these options and may provide other options at any time. PHL Variable and 1851 Securities, Inc. (“1851”), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and 1851 may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and 1851 reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more investment options, the GIA or MVA subject to the limitations established for the GIA and MVA. A transfer from an investment option will result in the redemption of accumulation units and, if another investment option is selected, in the purchase of accumulation units. The

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exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options, the GIA or MVA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available investment options, the GIA or MVA by calling our Annuity Operations Division at 800-541-0171 between the hours of 8:30 a.m. and 4:00 p.m. eastern time on any valuation date or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. Like an individual transfer request, the transfer request must be submitted in good order to be processed. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. There are additional restrictions on transfers from the GIA as described above and in the section titled, “GIA.” See the MVA prospectus for information regarding transfers from the MVA.

    Currently, contracts in the annuity period are not able to make transfers between investment options.

Market Timing and Other Disruptive Trading

    We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be “Disruptive Trading”, as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes “Disruptive Trading” that may disadvantage or potentially harm the rights or interests of other policy owners.

    “Disruptive Trading” includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;
an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and
increased brokerage and administrative expenses.

    To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

    Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.), restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

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require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option), implement and administer redemption fees imposed by one or more of the underlying funds, or impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner’s transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. We monitor these transfers on an individual basis, rather than on a batch basis. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner’s right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner’s Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or, if so, what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period

    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments

    Annuity payments will begin on the contract’s maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a Fixed Payment Annuity is elected.

    Surrender charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by you. See “Annuity Payment Options.” Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the investment option selected, are made monthly for life

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and, if the annuitant dies within 10 years after the maturity date, the annuitant’s beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the maturity date. Once annuity payments have commenced, the annuity payment option may not be changed.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant’s 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA. A policyholder can defer the maturity date to the contract anniversary nearest the annuitant’s 95th birthday if we receive documentation concerning the policyholder’s satisfaction of Internal Revenue Code Required Minimum Distributions. See “Federal Income Taxes”.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date.

Annuity Payment Options

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date automatically will be applied to provide a 10-year period certain variable payment monthly life annuity based on the life of the annuitant under Option I described below. Any annuity payments falling due after the death of the annuitant during the period certain will be paid to the annuitant’s beneficiary. Each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we’ll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.

    The initial payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the 10-year period certain variable payment life annuity (see “Option I—Variable Payment Life Annuity with 10-Year Period Certain”), you may, by written request received by our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L.

    The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, factors such as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the investment options. For more information, see “Charges for Mortality and Expense Risks” and “Charges for Administrative Services.” Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

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Option A—Life Annuity with Specified Period Certain

    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

Option B—Non-Refund Life Annuity

    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

Option C—Discontinued

Option D—Joint and Survivor Life Annuity

    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

Option E—Installment Refund Life Annuity

    Provides a monthly income for the life of the annuitant. In the event of the annuitant’s death, the annuity income will continue to the annuitant’s beneficiary until the amount applied to purchase the annuity payment option has been distributed.

Option F—Joint and Survivor Life Annuity with 10-Year Period Certain

    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

Option G—Payments for Specified Period

    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

Option H—Payments of Specified Amount

    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant’s beneficiary until the end of the elected period certain.

Option I—Variable Payment Life Annuity with 10-Year Period Certain.

    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant’s beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the investment options in which proceeds are invested.

Option J—Joint Survivor Variable Payment Life Annuity with 10-Year Period Certain

    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the investment options in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

Option K—Variable Payment Annuity for a Specified Period

    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.

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Option L—Variable Payment Life Expectancy Annuity

    Provides a variable payout monthly income payable over the annuitant’s annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant’s beneficiary. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.

Option M—Unit Refund Variable Payment Life Annuity

    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant’s beneficiary will receive the value of the remaining annuity units in a lump sum.

Option N—Variable Payment Non-Refund Life Annuity

    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

Other Options and Rates

    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the current annuity payment rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

Other Conditions

    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see “Option F” and “Option J” above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in IRAs must begin required minimum distributions (“RMDs”) by April 1 of the year following the year in which they attain age 70½. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70½.

    We will assist contract owners with compliance with the RMD requirements. Amounts up to the RMD may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See “Surrender Charges.” Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between investment options are not available for amounts allocated to any of the variable payment annuity options.

Payment Upon Death After Maturity Date

    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant’s beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant’s death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant’s beneficiary according to the payment option in effect at the time of the annuitant’s death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner’s beneficiary according to the payment option in effect at the time of the owner’s death.

    For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.

    (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled “Inherited/Stretch Annuity Feature.”)

Variable Account Valuation Procedures

Valuation Date

    A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.	the NYSE is closed or may have closed early;
2.	the SEC has determined that a state of emergency exists; or

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3.	on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran’s Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each Valuation Date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Valuation Period

    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

Accumulation Unit Value

    The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to an investment option. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable net investment factor for the valuation period ending on such Valuation Date. After the first valuation period, the Accumulation Unit Value reflects the cumulative investment experience of that investment option.

Net Investment Factor

    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.

Miscellaneous Provisions

Assignment

    Owners of contracts issued in connection with non-qualified plans may assign their interest in the contract without the consent of the beneficiary. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See “Surrenders or Withdrawals Prior to the Contract Maturity Date.”

    Contracts issued in connection with IRAs/qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral

    Payment of surrender, withdrawal or death proceeds usually will be made in one lump sum within seven days after receipt of the written request by our Annuity Operations Division in good order unless another payment option has been agreed upon by you and us.

    However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

    Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.

    Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner’s ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Community and Marital Property States

    If the Contract Owner resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The Contract Owner should consult with legal counsel regarding this designation. Should spousal consent be required, We will not be liable for any consequences resulting from the failure of the Contract Owner to obtain proper consent.

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Amendments to Contracts

    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes including changes required in order to maintain tax status as an IRA or qualified plan. Except for changes related to tax status, changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares

    If, in the judgment of PHL Variable’s management, one or more of the funds becomes unsuitable for investment by Contract Owners, we reserve the right to substitute Accumulation Units of another investment option for Accumulation Units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.

Ownership of the Contract

    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

Inherited/Stretch Annuity Feature

    This Contract provides for an Inherited/Stretch Annuity Feature that may be requested by the beneficiary of a deceased Contract Owner’s interest. Under this Feature we will administer the Contract to accommodate an inherited or “stretch” payout. A stretch payout is a method in which the death benefit is paid out over a period of time, which is generally based upon the life expectancy of the beneficiary. By electing a stretch payout, a death benefit beneficiary can “stretch” payments over his or her life expectancy rather than receive the entire death benefit in one lump sum or within five years of the Contract Owner’s death. The amount of each stretch payment will be at least the required minimum distribution (“RMD”) required under the Internal Revenue Code and its accompanying rules and regulations (see “Federal Income Taxes”). Electing a “stretch” payout may provide tax advantages to the beneficiary.

    This Feature is available to an individual or trust beneficiary of an IRA, (including a Roth IRA), or qualified plan or to an individual beneficiary of a non-qualified contract issued by PHL Variable (or its affiliates) or issued by a company unaffiliated with PHL Variable. If the beneficiary of a contract issued by a company unaffiliated with PHL Variable purchases this Big Edge Choice® Contract for this Feature, then to the extent not in conflict with the Internal Revenue Code, all contract rights will be available to the purchaser. However, if a beneficiary of this Big Edge Choice® Contract elects this Feature, only certain rights will remain with the beneficiary because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have an IRA/qualified or non-qualified contract and whether the beneficiary is an individual or a trust. In no event may additional premiums be added to the deceased Contract Owner’s interest.

    If this Feature is elected, we will assist with the calculation of the RMD and will distribute this calculated amount to the beneficiary. However, it is the responsibility of the beneficiary to ensure that the correct RMD is actually withdrawn from the contract each year.

    The following guidelines will apply when we administer this Feature:

We will assist with the calculation of the RMD each year in accordance with the Code using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account. Fair Market Value is determined using specific Code requirements and the amount may be different than the year-end account value.
With certain limitations, a beneficiary’s share of the death benefit will be distributed over his or her life expectancy, based on IRS tables. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31st of the calendar year following the year of death, the death benefit will be distributed over the life expectancy of the oldest beneficiary.
For a non-qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments will be based on the life expectancy of the deceased Owner at the time of death.
If the beneficiary is a non-natural person under an IRA/qualified plan, and the deceased Owner died after his or her required beginning distribution date, we will use the remaining life expectancy of the deceased to compute remaining payments.
The annual RMD must be withdrawn each year. For a non-qualified contract, the first RMD must be distributed no later than the anniversary of the deceased Owner’s date of death. For IRAs/qualified plans, the first RMD must be distributed on or before December 31st of the calendar year following the year of the deceased’s death.
For an IRA/qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70 and 1/2. In the alternative, the spouse can also add the IRA/qualified plan proceeds to his or her own IRA after which the RMDs must begin when the surviving spouse attains age 70 ½.

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For a non-qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can continue the contract; in this event, RMDs are not required until the death of the surviving spouse. See “Spousal Definition” for further discussion of spousal qualifications.

The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.
In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled “Summary of Expenses” and “Surrender of Contracts and Withdrawals”).
The beneficiary who elects this Feature may continue or change the Investment Options from those that the deceased Owner selected.

    Additional information regarding our administration of this feature is provided in a “Required Minimum Distribution (RMD) Request and Acknowledgment Form,” available upon request. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.

Federal Income Taxes

Introduction

    The contracts are designed for use with retirement plans, including non-qualified plans and qualified plans or Individual Retirement Annuities (IRAs) under the provisions of the Internal Revenue Code of 1986, (within this section, referred to as the “Code”). The ultimate impact of federal income taxes on the amounts held under a contract, premiums paid for the contract, payments received under the contract and on the economic benefits to the policyholder, annuitant or beneficiary depends on our income tax status, on the type of retirement plan (if any) for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate, gift or inheritance taxes or any applicable state, local or other tax laws. Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract either currently or in the future. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the “IRS”). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of annuity contracts, IRAs and qualified plans; if enacted, these changes could be retroactive. We reserve the right to make changes to the contract to assure that it continues to qualify as an annuity, IRA and/or qualified plan for federal income tax purposes. For a discussion of federal income taxes as they relate to any underlying account investment options, please see the prospectuses for these investments.

    Note on Terminology: The Code uses the term “policyholder”, in describing the owner of an Annuity. This section will follow the Code terminology in describing specific provisions of the Code.

Income Tax Status

    We are taxed as a life insurance company under the Code. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company and neither account will be taxed separately under the “regulated investment company” provisions (Subchapter M) of the Code.

    Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. No charge currently will be made to any contract or to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes with respect to such items in the future. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Taxation of Annuities in General—Non-qualified Plans

    Code section 72 governs taxation of annuities. In general, a policyholder (Contract owner) is not taxed on increases in the value of an annuity contract until a distribution is made. However, in certain cases, the increase in value may be subject to tax currently. See “Contracts Owned by Non-Natural Persons,” “Owner Control” and “Diversification Standards” below.

    The policyholder may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the Contract Value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this

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position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

Surrenders or Withdrawals Prior to the Annuity Starting Date or Contract Maturity Date

    Code section 72 provides that a withdrawal or surrender of the contract prior to the annuity starting date or contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the policyholder’s gross income (“after-tax monies”). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the “investment in the contract” on account of a withdrawal or surrender of a contract. This taxable portion is referred to as “gain” or “contract gain”. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract and the amount of the pledge, loan or assignment will be taxed as if received in cash by the policyholder.

Surrenders, Withdrawals, or Annuity Payments On or After the Annuity Starting Date or Contract Maturity Date

    Upon receipt of a lump sum payment under the contract, the policyholder is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each fixed payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. A variable contract may have annuity distribution options under which the payments are fixed or variable.

    Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans or IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

    Withholding of federal income taxes on all distributions may be required unless the policyholder properly elects not to have any amounts withheld and notifies our Operations Division of that election on the required forms and under the required certifications. Certain policyholders cannot make this election.

Partial Annuitization

    If permitted by contract, a policyholder can elect to only designate a portion of the annuity contract as paid as an amount received as an annuity. To qualify, the payments must be paid out over a period of 10 years or more. The portion so designated will be treated as a separate contract for annuity taxation purposes. For purposes of applying the rules for the calculation of the exclusion ratio for annuity distributions, the definitions of “investment in the contract,” “expected return,” and “annuity starting date”, and the provisions for the taxation of distributions from the annuity for amounts received before the contract maturity date, the investment in the contract will be allocated pro rata between each portion of the contract from which amounts are received as an annuity, and the portion of the contract from which amounts are not received as an annuity.

Surrenders or Withdrawals Prior to the Contract Maturity Date

    Code section 72 provides that a withdrawal or surrender of the contract prior to the contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the policyholder’s gross income (“after-tax monies”). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the “investment in the contract” on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

Surrenders or Withdrawals On or After the Contract Maturity Date

    Upon receipt of a lump sum payment under the contract, the policyholder is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

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    Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

    Withholding of federal income taxes on all distributions may be required unless the policyholder properly elects not to have any amounts withheld and notifies our Operations Division of that election on the required forms and under the required certifications. Certain policyholders cannot make this election.

Penalty Tax on Certain Surrenders and Withdrawals—Non-qualified Contracts (Contracts not issued in connection with qualified plans or IRAs)

    Amounts surrendered, withdrawn or distributed before the policyholder/taxpayer reaches age 59½ are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the policyholder (or where the holder is not an individual, the death of the “primary Annuitant,” defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code section 130(d)); (vii) under an immediate annuity contract (as defined in Code section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received without tax penalty.

    Separate tax withdrawal penalties apply to qualified plans and IRAs. See “Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans and IRAs.”

Additional Considerations

Distribution-at-Death Rules

    For a contract issued other than in connection with a qualified plan or an IRA, in order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the policyholder dies on or after the contract Maturity Date, and before the entire interest in the contract has been distributed, the remainder of the policyholder’s interest will be distributed at least as rapidly as the method in effect on the policyholder’s death; and (b) if a policyholder dies before the contract Maturity Date, the policyholder’s entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the policyholder’s date of death. If the beneficiary is the spouse of the holder, the contract may be continued in the name of the spouse as holder. Similar distribution requirements apply to annuity contracts under qualified plans and IRAs.

    If the primary Annuitant, which is not the policyholder, dies before the Maturity Date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the policyholder is not an individual, the death of the primary Annuitant is treated as the death of the holder. When the holder is not an individual, a change in the primary Annuitant is treated as the death of the holder.

    If the policyholder dies on or after the Maturity Date, the remaining payments, if any, under an Annuity Payment Option must be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes and state income taxes may also apply.

    Each beneficiary will need to select the death benefit option from among those set forth in the contract which are applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.

Transfer of Annuity Contracts

    Transfers of contracts for less than full and adequate consideration at the time of such transfer will trigger taxable income on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the policyholder’s income. This provision does not apply to transfers between spouses or transfers incident to a divorce.

Contracts Owned by Non-Natural Persons

    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply

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where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

Section 1035 Exchanges

    Code section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another or the exchange of one annuity contract for a long-term care contract. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyholder by the original insurer and then transmitted from the policyholder to the new insurer. For IRA and qualified plan contracts, the proceeds can be transmitted through the policyholder if specific conditions are met.

    Exchanges are permitted of the entire contract or a portion of the contract. Upon a partial exchange, distributions within twelve (12) months after the exchange are subject to potential additional tax ramifications. Policyholders contemplating exchanges should consult their tax and/or legal advisors.

Multiple Contracts

    Code section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same policyholder during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

Diversification Standards

Diversification Regulations

    Code section 817(h) requires that all contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:

55% in any 1 investment
70% in any 2 investments
80% in any 3 investments
90% in any 4 investments

    A “look-through” rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Owner Control (Investor Control)

    The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which policyholder control of the investments of the Separate Account will cause the policyholder to be treated as the owner of the assets of the Separate Account. It is also critical that the insurance company and not the policyholder have control of the assets held in the separate accounts. A policyholder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a policyholder has too much “investor control” of the assets supporting the separate account funds, then the policyholder may be taxed on the gain in the contract as it is earned.

    In 2003, the IRS issued formal guidance that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. This guidance also states that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the policyholder could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the policyholder to be treated as the owner of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is

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no arrangement, plan, contract, or agreement between the policyholder and us regarding the availability of a particular investment option and, other than the policyholder’s right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion. Please note that this contract may offer more than 20 investment options; however, we believe that this fact alone does not indicate that the investor control requirements have been violated.

    At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should there been additional rules or regulations on this issue, including limitations on the number of underlying funds, transfers between or among underlying funds, exchanges of underlying funds or changes in investment objectives of underlying funds such that the contract would no longer qualify as an annuity for tax purposes, we reserve the right to modify the contract to the extent required to maintain annuity tax treatment.

Diversification Regulations and IRA/Qualified Plans

    Code section 817(h) applies to a variable annuity contract other than a pension plan contract. Qualified plans and IRAs, are defined as pension plan contracts for these purposes. Notwithstanding the exception of IRA/qualified plan contracts from application of the diversification rules, all available investments will be structured to comply with the diversification regulations and investor control limitations because the investments serve as the investment vehicle for non-qualified contracts as well as qualified plan and IRA contracts.

Taxation of Annuities in General—Qualified Plans and IRAs

    The contracts may be used with several types of IRAs and qualified plans including: Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Roth 403(b) contracts, Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans. For purposes of this discussion, all will be treated as qualified plans. The specific tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. We reserve the right at any time to discontinue the availability of this contract for use with some of all of these qualified plans. Participants under such qualified plans as well as policyholders, annuitants and beneficiaries, are reminded that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. Federal or state requirements, including ERISA, may impact the person entitled to death benefits under the contract. Consequently, a policyholder’s named beneficiary designation or elected annuity payment option may not be enforceable.

    The owner of the contract may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the Contract Value. The contract and its amendments, benefits or endorsements (together referred to herein as the “contract”) have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not issued formal guidance concerning whether any particular death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan.

    There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes. While we regard the death benefit guarantees available under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under the contract. IRAs and other qualified contracts generally may not invest in life insurance contracts. There is a risk that IRS may consider these death benefit guarantees “incidental death benefits.” There is a limit on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Distributions from qualified plans eligible to be rolled over to new contracts but which are paid to the policyholder directly generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided if the policyholder arranges for a direct rollover or trustee-to-trustee transfer to another IRA/qualified plan. These mandatory withholding rules apply to all taxable distributions from qualified plans except (a) distributions required under the Code, such as required minimum distributions, (b) substantially equal

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distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions). The mandatory withholding rules do not apply to IRAs, however, a distribution from an IRA is taxable unless the IRA funds are reinvested in another IRA within a statutory time of 60 days.

    The contracts sold by us in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    There are numerous income tax rules governing qualified plans, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. This discussion does not address these plan requirements in detail. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith. Individuals are urged to consult with their own tax or legal advisors.

Tax Sheltered Annuities (“TSAs”), Tax Deferred Annuities (“TDAs”), Section 403(b)

    Code section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.

    Code section 403(b)(11) imposes certain restrictions on a policyholder’s ability to make withdrawals from, or surrenders of, section 403(b) contracts. Specifically, section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 59½, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract. Section 403(b)(11), applies only with respect to distributions from section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.

    If a policyholder requests a distribution due to attaining age 59 ½, separation from service or becoming disabled, the policyholder must follow specific written documentation requirements, in a form acceptable to us, before we can process the distribution.

    If a policyholder requests a distribution as a result of hardship, the employer must specifically authorize the distribution. It is not the responsibility of the contract issuer to monitor compliance with IRS regulations relating to hardship distributions. If a hardship distribution is desired, the policyholder must follow the requirements set forth by the employer and we must receive consent by the employer, in a form acceptable to us, to process the distribution.

    If certain contractual requirements are met, loans may be made available under section 403(b) contracts. A loan from a participant’s Contract Value may be requested only if the contract provides for loans and if the employer specifically permits and authorizes each specific loan. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not the responsibility of the contract issuer to monitor compliance with these requirements. If a loan is desired, the policyholder must follow the requirements set forth by the employer and we must receive consent by the employer, in form acceptable to us, to process the loan.

    If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any withdrawal charge; and (b) 50% of the Contract Value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under section 72(p) of the Code. Amounts borrowed from a Market Value Adjustment (“MVA”) account are subject to the same market value adjustment as applies to transfers from the MVA.

    Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to us.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant’s most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    Under section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

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    As of January 1, 2009, there are new Income Tax Regulations impacting section 403(b) plans, including the requirement that the employer have a written Plan and that the Plan indicate the identity of the providers permitted under the Plan. We are not administrators of section 403(b) Plans; we are providers of annuity contracts authorized under specific Plans. We will exchange required information with the employer and/or authorized plan administrator, upon request. As a result of these regulations and requirements set forth by the employer, we may require additional documentation prior to executing transactions involving contracts issued in connection with section 403(b) plans. These documentation requirements may change from time to time.

Keogh Plans

    The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish “Keoghs” or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS. Annuity contracts may be funding vehicles under a Keogh plan. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Individual Retirement Annuities

    Various sections of the Code permit eligible individuals to contribute to individual retirement programs known as “Traditional IRAs”, “Roth IRAs”, “SEP IRA”, “SARSEP IRA”, “SIMPLE IRA”, and “Deemed IRAs”. Each of these different types of IRAs is subject to limitations on the amount that may be contributed, the timing of contributions, the persons who may be eligible and on the time when distributions shall commence. In addition, distributions from certain other types of qualified plans may be transferred into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements.

Corporate Pension and Profit-Sharing Plans

    Code section 401(a) permits corporate employers to establish various types of retirement plans for employees.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations

    Code section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the policyholder is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs

    In the case of a withdrawal under a qualified plan or IRA, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s after-tax cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans and IRAs, the individual may have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyholder, lifetime withdrawals are received without tax.

    Code section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under section 401, section 403(b) and IRAs other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts distributed are not includable in gross income no tax penalty will be imposed.

    The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the policyholder or Annuitant (as applicable) reaches age 59½; (b) distributions following the death the policyholder or Annuitant (as applicable); (c) distributions attributable to the policyholder or Annuitant (as applicable) being disabled within the meaning of section 72(m)(7), (d) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the policyholder or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such policyholder or Annuitant (as applicable) and his or her designated beneficiary; (e) distributions to a policyholder or Annuitant (as applicable) who has separated from service after he has attained age 55; (f) distributions made on account of an IRS levy on the IRA or

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plan, (g) distributions made to the policyholder or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code section 213 to the policyholder or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (h) distributions made to an alternate payee pursuant to a qualified domestic relations order; (i) distributions from an IRA for the purchase of medical insurance (as described in section 213(d)(1)(D) of the Code) for the policyholder and spouse and dependents if the certain conditions are met; (j) distributions from IRAs for certain qualified educational expenses of the policyholder, spouse, children or grandchildren; (k) distributions from IRA for qualified first-time home purchase expenses; (l) distributions from retirement plans to individuals called to active military. The exceptions stated in items (e) and (h) above do not apply in the case of an IRA. The exception stated in item (d) applies to an IRA without the requirement that there be a separation from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received from a qualified plan or IRA without tax penalty.

    Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70½ or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA. The required distribution rules do not apply to Roth IRAs. This commencement date is referred to as the “required beginning date.” Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the required amount not distributed.

    The amount that must be distributed is based on Code rules relating to “Required Minimum Distributions.” This RMD takes into consideration the individual’s age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

    An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.

    We are required to file an information return to the IRS, with a copy to the participant, of the total account value of each account. This information return will also indicate if RMDs are required to be taken. We will provide information to each policyholder concerning the RMD computations for his or her annuity contract.

    In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

    Under the after-death RMD rules, if the original policyholder died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner’s death or over a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31st of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner’s estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.

    If the policyholder died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original policyholder. If there was no named contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner’s estate), then the only payment permitted is based on the remaining life expectancy of the original policyholder.

    In all cases, if the beneficiary is the surviving spouse, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date. Each beneficiary will need to select the death benefit option from among those set forth in the contract which are applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.

Withholding and Information Reporting

    We are required to file information returns with the IRS and state taxation authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the policyholder or beneficiary provide certain information, including social security number or tax identification number and current address.

    In addition to information reporting, we are also required to withhold federal income taxes on the taxable portion of any amounts received under the contract unless a valid election is made to not have any withholding or in certain other circumstances. An election of no withholding is not permitted if a correct social security number or other taxpayer identification number is not provided or if the IRS advises that withholding is required. Special withholding rules apply to payments made to nonresident aliens.

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    You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a policyholder can elect out of withholding.

    In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. This ruling is also understood to apply to other nonresident alien policyholders. Although the ruling was directed at a life insurance policy, it may also apply to an annuity contract.

Spousal Definition

    Federal law requires that under the Internal Revenue Code, the special provisions relating to a “spouse” relate only to persons considered as spouses under the Defense of Marriage Act (DOMA), Pub. L. 104-199. Under this Act, same-sex marriages, civil union partners, domestic partners or others in like status currently are not recognized as spouses for purposes of federal law. Therefore, any options afforded by federal tax law to a “spouse “under the Code are currently not available to a same-sex spouse, domestic partner, civil union partner or other in like status. Same-sex spouses, civil union partners, domestic partners and others who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. In the event that federal law is changed concerning treatment of same-sex spouses, civil union partners, domestic partners or other in like status, we will modify our processing accordingly.

Seek Tax Advice

    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Policyholder considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan or IRA.

Sales of Variable Accumulation Contracts

    PHL Variable has designated 1851 Securities, Inc. (“1851”) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. 1851, an affiliate of the PHL Variable, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the PHL Variable and its affiliated companies. PHL Variable or an affiliate reimburses 1851 for expenses 1851 incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). 1851 does not retain any fees under the Contracts; however, 1851 may receive 12b-1 fees from the underlying funds.

    1851’s principal executive offices are located at One American Row, PO Box 5056, Hartford, CT 06102-5056. 1851 is registered as a broker-dealer with the SecuritiesSecurities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

    1851 and PHL Variable enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of PHL Variable under applicable state insurance law and must be licensed to sell variable insurance products. PHL Variable intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

    On September 15, 2010, 1851 became the principal underwriter and distributor for the SEC registered products.

Compensation

    Broker-dealers who have selling agreements with 1851 and PHL Variable are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

    We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker- dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments if up-front compensation is paid to registered representatives and up to 2.5% annually of contract value (if asset based compensation is paid).

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    To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

    This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits PHL Variable may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. PHL Variable may also pay for sales and distribution expenses out of any payments PHL Variable or 1851 may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a surrender charge, proceeds from this charge may be used to reimburse PHL Variable for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

    We have unique arrangements for compensation with select broker-dealer firms based on the firm’s aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.

State Regulation

    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments, which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports

    Reports showing the contract value will be furnished to you at least annually.

Voting Rights

    As stated above, all of the assets held in an available investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and, as such, have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders’ meeting.

    We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contract owners controlling the vote.

    In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner’s selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series’ fundamental investment policy, owners participating in such series will vote separately on the matter. The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.

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PHL Variable – Legal Proceedings

    We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or investment advisor. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

    State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

    Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

SAI Table of Contents

    The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable Insurance Company. The Table of Contents of the SAI is set forth below:

PHL Variable Insurance Company
Underwriter
Services
Information Sharing Agreements
Performance History/Calculation of Yield and Return
Calculation of Annuity Payments
Experts
Separate Account Financial Statements
Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

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APPENDIX A – Investment Options

    Please note: This information is intended to provide a brief summary of each fund’s investment objective and advisor information. For more detailed information regarding each fund you should consult the fund prospectus which can be found on our website, www.phoenixwm.com, or requested by writing to us at PO Box 8027, Boston, MA 02266-8027 or calling 1-800-541-0171. Not all funds listed here may be currently offered or available with your product. Please refer to the footnotes below and page one of your product prospectus for a list of the funds available with your product.

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Alger Capital Appreciation Portfolio[1,2,11]	Long term capital appreciation	Fred Alger Management, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Portfolio	To maximize total return consistent with the Adviser’s determination of reasonable risk	AllianceBernstein L.P.
Calvert VP S&P MidCap 400 Index Portfolio[3]	Seeks investment results that correspond to the total return performance of U.S. common stock, as represented by the S&P MidCap 400 Index	Calvert Asset Management Company, Inc.
		Subadvisor:	Summit Investment Partners, Inc.
DWS Equity 500 Index VIP	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index, which emphasizes stocks of large US companies	Deutsche Investment Management Americas Inc.
		Subadvisor:	Northern Trust Investments, N.A
DWS Small Cap Index VIP	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies	Deutsche Investment Management Americas Inc.
		Subadvisor:	Northern Trust Investments, N.A
Federated Fund for U.S. Government Securities II	Current income by investing primarily in U.S. government securities and U.S Treasury and agency debenture securities	Federated Investment Management Company
Federated High Income Bond Fund II	High current income by investing in high yield, lower rated corporate bonds	Federated Investment Management Company
Federated Prime Money Fund II	Current income consistent with stability of principal and liquidity	Federated Investment Management Company
Fidelity® VIP Contrafund® Portfolio	Long-term capital appreciation	Fidelity Management and Research Company
Fidelity® VIP Growth Opportunities Portfolio	Capital growth	Fidelity Management and Research Company
Fidelity® VIP Growth Portfolio	Capital appreciation	Fidelity Management and Research Company
Fidelity® VIP Investment Grade Bond Portfolio	As high a level of current income as is consistent with the preservation of capital	Fidelity Management and Research Company
		Subadvisor:	Fidelity Investments Money Management, Inc.
Franklin Flex Cap Growth Securities Fund	Capital appreciation	Franklin Advisers, Inc.
Franklin Income Securities Fund	Maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc.
Invesco V.I. Capital Appreciation Fund [4]	Long term growth of capital	Invesco Advisers, Inc.[5]
Invesco V.I. Core Equity Fund [1,2,4]	Long term growth of capital	Invesco Advisers, Inc.[5]
Invesco V.I. Mid Cap Core Equity Fund [1,2,4]	Long term growth of capital	Invesco Advisers, Inc.[5]
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio[1,2,4]	Long term capital appreciation	Lazard Asset Management LLC
Lord Abbett Series Fund Bond-Debenture Portfolio	High current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Growth and Income Portfolio	Long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Mid-Cap Value Portfolio	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace	Lord, Abbett & Co. LLC
Mutual Shares Securities Fund	Capital appreciation with income as a secondary goal	Franklin Mutual Advisers, LLC
Neuberger Berman Advisors Management Trust Guardian Portfolio	Long term growth of capital; current income is a secondary goalLong term capital growth	Neuberger Berman Management LLC
		Subadvisor:	Neuberger Berman LLC
Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio	Long term capital growth	Neuberger Berman Management LLC
		Subadvisor:	Neuberger Berman LLC
Oppenheimer Capital Appreciation Fund/VA	Capital appreciation by investing in securities of well-known, established companies	OppenheimerFunds, Inc.
Oppenheimer Global Securities Fund/VA	Long-term capital appreciation by investing in securities of foreign insurers, “growth-type” companies, cyclical industries and special situations	OppenheimerFunds, Inc.
Oppenheimer Main Street Small-Cap Fund®/VA	Capital appreciation	OppenheimerFunds, Inc.
Phoenix Capital Growth Series	Intermediate and long-term capital appreciation with income as a secondary consideration	Phoenix Variable Advisors, Inc.
		Subadvisor:	Neuberger Berman Management LLC

A-1

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Phoenix Comstock Series[6]	Long-term capital appreciation with current income as a secondary consideration	Phoenix Variable Advisors, Inc.
		Subadvisor:	Morgan Stanley Investment Management Inc., d/b/a Van Kampen
Phoenix Dynamic Asset Allocation Series: Aggressive Growth	Long-term capital growth	Phoenix Variable Advisors, Inc. Limited Services
		Subadvisor:	Ibbotson Associates, Inc.
Phoenix Dynamic Asset Allocation Series: Growth	Long-term capital growth with current income as a secondary consideration	Phoenix Variable Advisors, Inc. Limited Services
		Subadvisor:	Ibbotson Associates, Inc.
Phoenix Dynamic Asset Allocation Series: Moderate	Current income with capital growth as a secondary consideration	Phoenix Variable Advisors, Inc. Limited Services
		Subadvisor:	Ibbotson Associates, Inc.
Phoenix Dynamic Asset Allocation Series: Moderate Growth	Long-term capital growth and current income with a greater emphasis on capital growth	Phoenix Variable Advisors, Inc. Limited Services
		Subadvisor:	Ibbotson Associates, Inc.
Phoenix Equity 500 Index Series[6]	High total return	Phoenix Variable Advisors, Inc.
		Subadvisor:	Morgan Stanley Investment Management Inc., d/b/a Van Kampen
Phoenix Growth and Income Series	Capital appreciation and current income	Phoenix Variable Advisors, Inc.
		Subadvisor:	Virtus Investment Advisers, Inc.
Phoenix Mid-Cap Growth Series	Capital appreciation	Phoenix Variable Advisors, Inc.
		Subadvisor:	Neuberger Berman Management LLC
Phoenix Mid-Cap Value Series	Long-term growth of capital by investing primarily in small-capitalization stocks to mid-capitalization stocks that appears to be undervalued	Phoenix Variable Advisors, Inc.
		Subadvisor:	Westwood Management Corp.
Phoenix Multi-Sector Fixed Income Series	Long-term total return	Phoenix Variable Advisors, Inc.
		Subadvisor:	Goodwin Capital Advisers, Inc.
Phoenix Multi-Sector Short Term Bond Series	High current income while attempting to limit changes in the series’ net asset value per share caused by interest rate changes	Phoenix Variable Advisors, Inc.
		Subadvisor:	Goodwin Capital Advisers, Inc.
Phoenix Small-Cap Growth Series	Long-term capital growth	Phoenix Variable Advisors, Inc.
		Subadvisor:	Neuberger Berman Management LLC
Phoenix Small-Cap Value Series	Long-term growth of capital by investing primarily in small-capitalization stocks that appear to be undervalued	Phoenix Variable Advisors, Inc.
		Subadvisor:	Westwood Management Corp.
Phoenix Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk	Phoenix Variable Advisors, Inc.
		Subadvisor(s):	Goodwin Capital Advisers, Inc. (fixed income portion) Virtus Investment Advisers, Inc. (equity portion)
Phoenix-Aberdeen International Series	High total return consistent with reasonable risk	Phoenix Variable Advisors, Inc.
		Subadvisor:	Aberdeen Asset Management Inc.
Phoenix-Duff & Phelps Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis	Phoenix Variable Advisors, Inc.
		Subadvisor:	Duff & Phelps Investment Management Company
PIMCO CommodityRealReturnTM Strategy Portfolio	Seeks maximum real return consistent with prudent investment management. The portfolio invests in Commodity-Linked derivative instruments backed by a portfolio of inflation-indexed and other fixed-income instruments	Pacific Investment Management Company LLC
PIMCO Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio focuses on Inflation-Indexed Fixed Income Securities rated B to Aaa	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio focuses on Intermediate Maturity Fixed Income Instruments rated B to Aaa	Pacific Investment Management Company LLC
Rydex VT Inverse Government Long Bond Strategy Fund[1,2]	Seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund’s current benchmark is the inverse of the daily price movement of the Long Treasury Bond	Security Global Investors[7]
Rydex VT Nova Fund[1,2]	Seeks to provide investment results that match the performance of its benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500 Index	Security Global Investors[7]
Rydex|SGI VT All-Cap Opportunity Fund[1,2,8]	Seeks long-term capital appreciation	Security Global Investors[7]

A-2

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Sentinel Variable Products Balanced Fund	Seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value	Sentinel Asset Management, Inc.
Sentinel Variable Products Bond Fund	Seeks high current income while seeking to control risk	Sentinel Asset Management, Inc.
Sentinel Variable Products Common Stock Fund	Seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole	Sentinel Asset Management, Inc.
Sentinel Variable Products Mid Cap Growth Fund[9]	Seeks growth of capital	Sentinel Asset Management, Inc.
Sentinel Variable Products Small Company Fund	Seeks growth of capital	Sentinel Asset Management, Inc.
Templeton Developing Markets Securities Fund	Long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign Securities Fund	Long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth Securities Fund	Long-term capital growth	Templeton Global Advisors Limited
UIF Equity and Income Portfolio[10]	Capital appreciation and current income	Morgan Stanley Investment Management Inc.
Wanger International	Long-term growth of capital	Columbia Wanger Asset Management, L.P.
Wanger International Select	Long-term growth of capital	Columbia Wanger Asset Management, L.P.
Wanger Select	Long-term growth of capital	Columbia Wanger Asset Management, L.P.
Wanger USA	Long-term growth of capital	Columbia Wanger Asset Management, L.P.
[1]	This fund was closed to new investors on May 1, 2006.
[2]	Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.
[3]	Name change effective April 30, 2010. Previously known as Summit S&P MidCap 400 Index Portfolio.
[4]	Name change effective April 30, 2010. Previously known as AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, and AIM V.I. Mid Cap Core Equity Fund, respectively.
[5]	Name change effective December 31, 2009. Formerly known as Invesco Aim Advisors, Inc.
[6]	Name change effective March 3, 2010. Formerly known as Phoenix-Van Kampen Comstock Series and Phoenix-Van Kampen Equity 500 Index Series, respectively.
[7]	Name change effective May 1, 2010. Formerly known as Rydex Investments.
[8]	Effective May 25, 2010, name will change to Rydex|SGI VT U.S. Long Short Momentum Fund.
[9]	Name change effective April 29, 2010. Formerly known as Sentinel Variable Products Mid Cap Growth Fund.
[10]	Name is anticipated to change to Invesco Van Kampen V.I. Equity and Income Fund, in the second quarter 2010.
[11]	Name change effective September 23, 2009. Formerly known as Alger American Capital Appreciation Portfolio.

A-3

APPENDIX B – Deductions for Taxes – Qualified and Non-qualified Annuity Contracts

State	Upon Premium Payment	Upon Annuitization	Non-qualified	Qualified
California		X	2.35%	0.50%
Florida[3]		X	1.00	1.00
Maine	X		2.00
Nevada		X	3.50
South Dakota	X		1.25[1]
Texas		X	0.04[2]	0.04
West Virginia		X	1.00	1.00
Wyoming		X	1.00
Commonwealth of Puerto Rico		X	1.00	1.00
NOTE:	The above tax deduction rates are as of January 1, 2011. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see “Deductions and Charges—Tax.”

[1]	South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.
[2]	Texas charges an insurance department “maintenance fee” of .04% on annuity considerations, but the department allows this to be paid upon annuitization.
[3]	Florida, while imposing a tax, grants exemption from the tax if the insurer can show the savings from the exemption is passed on to Florida policy owners.

B-1

APPENDIX C – Financial Highlights

    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information (“SAI”). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

PHL Variable Insurance Company
Annuity Operations Division
PO Box 8027
Boston, MA 02266-8027

Death Benefit Option 1 Contracts

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Alger Capital Appreciation Portfolio – Class I-2 Shares
From 01/01/2001 To 12/31/2001	$1.525	$1.264	1,015
From 01/01/2002 To 12/31/2002	$1.264	$0.824	1,426
From 01/01/2003 To 12/31/2003	$0.824	$1.095	2,227
From 01/01/2004 To 12/31/2004	$1.095	$1.168	2,058
From 01/01/2005 To 12/31/2005	$1.168	$1.319	1,582
From 01/01/2006 To 12/31/2006	$1.319	$1.551	1,222
From 01/01/2007 To 12/31/2007	$1.551	$2.043	921
From 01/01/2008 To 12/31/2008	$2.043	$1.105	739
From 01/01/2009 To 12/31/2009	$1.105	$1.647	578
From 01/01/2010 To 12/31/2010	$1.647	$1.852	489
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
From 03/24/2008* To 12/31/2008	$1.000	$0.746	15
From 01/01/2009 To 12/31/2009	$0.746	$0.916	383
From 01/01/2010 To 12/31/2010	$0.916	$0.996	45
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
From 03/24/2008* To 12/31/2008	$1.000	$0.697	13
From 01/01/2009 To 12/31/2009	$0.697	$0.938	230
From 01/01/2010 To 12/31/2010	$0.938	$1.165	149
DWS Equity 500 Index VIP – Class A
From 11/07/2001* To 12/31/2001	$2.000	$2.108	74
From 01/01/2002 To 12/31/2002	$2.108	$1.630	646
From 01/01/2003 To 12/31/2003	$1.630	$2.060	1,530
From 01/01/2004 To 12/31/2004	$2.060	$2.247	2
From 01/01/2005 To 12/31/2005	$2.247	$2.320	1,503
From 01/01/2006 To 12/31/2006	$2.320	$2.643	1,231
From 01/01/2007 To 12/31/2007	$2.643	$2.745	806
From 01/01/2008 To 12/31/2008	$2.745	$1.701	660
From 01/01/2009 To 12/31/2009	$1.701	$2.120	24
From 01/01/2010 To 12/31/2010	$2.120	$2.398	567
DWS Small Cap Index VIP – Class A
From 03/24/2008* To 12/31/2008	$1.000	$0.733	22
From 01/01/2009 To 12/31/2009	$0.733	$0.915	25
From 01/01/2010 To 12/31/2010	$0.915	$1.140	46

C-1

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Federated Fund for U.S. Government Securities II
From 01/01/2001 To 12/31/2001	$2.174	$2.295	3,252
From 01/01/2002 To 12/31/2002	$2.295	$2.469	7,332
From 01/01/2003 To 12/31/2003	$2.469	$2.492	4,732
From 01/01/2004 To 12/31/2004	$2.492	$2.547	3,788
From 01/01/2005 To 12/31/2005	$2.547	$2.563	3,427
From 01/01/2006 To 12/31/2006	$2.563	$2.632	3,071
From 01/01/2007 To 12/31/2007	$2.632	$2.759	2,545
From 01/01/2008 To 12/31/2008	$2.759	$2.838	2,084
From 01/01/2009 To 12/31/2009	$2.838	$2.944	29
From 01/01/2010 To 12/31/2010	$2.944	$3.054	1,276
Federated High Income Bond Fund II – Primary Shares
From 01/01/2001 To 12/31/2001	$1.767	$1.767	1,708
From 01/01/2002 To 12/31/2002	$1.767	$1.767	1,856
From 01/01/2003 To 12/31/2003	$1.767	$2.129	2,418
From 01/01/2004 To 12/31/2004	$2.129	$2.320	1,334
From 01/01/2005 To 12/31/2005	$2.320	$2.349	1,034
From 01/01/2006 To 12/31/2006	$2.349	$2.567	840
From 01/01/2007 To 12/31/2007	$2.567	$2.618	808
From 01/01/2008 To 12/31/2008	$2.618	$1.911	612
From 01/01/2009 To 12/31/2009	$1.911	$2.881	32
From 01/01/2010 To 12/31/2010	$2.881	$3.260	531
Federated Prime Money Fund II
From 01/22/2010* To 12/31/2010	$1.000	$0.987	6,975
Fidelity® VIP Contrafund® Portfolio – Service Class
From 01/01/2001 To 12/31/2001	$1.865	$1.612	1,164
From 01/01/2002 To 12/31/2002	$1.612	$1.440	2,049
From 01/01/2003 To 12/31/2003	$1.440	$1.882	2,522
From 01/01/2004 To 12/31/2004	$1.882	$2.073	3,550
From 01/01/2005 To 12/31/2005	$2.073	$2.389	5,376
From 01/01/2006 To 12/31/2006	$2.389	$2.629	5,746
From 01/01/2007 To 12/31/2007	$2.629	$3.047	4,980
From 01/01/2008 To 12/31/2008	$3.047	$1.725	4,045
From 01/01/2009 To 12/31/2009	$1.725	$2.308	77
From 01/01/2010 To 12/31/2010	$2.308	$2.665	3,103
Fidelity® VIP Growth Opportunities Portfolio – Service Class
From 01/01/2001 To 12/31/2001	$1.702	$1.436	157
From 01/01/2002 To 12/31/2002	$1.436	$1.106	258
From 01/01/2003 To 12/31/2003	$1.106	$1.414	333
From 01/01/2004 To 12/31/2004	$1.414	$1.493	250
From 01/01/2005 To 12/31/2005	$1.493	$1.603	442
From 01/01/2006 To 12/31/2006	$1.603	$1.665	519
From 01/01/2007 To 12/31/2007	$1.665	$2.020	672
From 01/01/2008 To 12/31/2008	$2.020	$0.895	653
From 01/01/2009 To 12/31/2009	$0.895	$1.287	63
From 01/01/2010 To 12/31/2010	$1.287	$1.569	426

C-2

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Fidelity® VIP Growth Portfolio – Service Class
From 01/01/2001 To 12/31/2001	$1.714	$1.390	1,345
From 01/01/2002 To 12/31/2002	$1.390	$0.957	2,788
From 01/01/2003 To 12/31/2003	$0.957	$1.253	3,553
From 01/01/2004 To 12/31/2004	$1.253	$1.277	3,637
From 01/01/2005 To 12/31/2005	$1.277	$1.331	2,775
From 01/01/2006 To 12/31/2006	$1.331	$1.401	2,026
From 01/01/2007 To 12/31/2007	$1.401	$1.752	1,489
From 01/01/2008 To 12/31/2008	$1.752	$0.912	1,233
From 01/01/2009 To 12/31/2009	$0.912	$1.153	47
From 01/01/2010 To 12/31/2010	$1.153	$1.410	678
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
From 01/26/2007* To 12/31/2007	$1.000	$1.032	338
From 01/01/2008 To 12/31/2008	$1.032	$0.984	454
From 01/01/2009 To 12/31/2009	$0.984	$1.122	250
From 01/01/2010 To 12/31/2010	$1.122	$1.192	467
Franklin Flex Cap Growth Securities Fund – Class 2
From 03/24/2008* To 12/31/2008	$1.000	$0.727	80
From 01/01/2009 To 12/31/2009	$0.727	$0.953	128
From 01/01/2010 To 12/31/2010	$0.953	$1.092	66
Franklin Income Securities Fund – Class 2
From 10/20/2006* To 12/31/2006	$1.000	$1.037	288
From 01/01/2007 To 12/31/2007	$1.037	$1.061	614
From 01/01/2008 To 12/31/2008	$1.061	$0.736	804
From 01/01/2009 To 12/31/2009	$0.736	$0.984	229
From 01/01/2010 To 12/31/2010	$0.984	$1.094	1,036
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.047	196
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.024	886
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.040	823
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.011	1,088
Invesco V.I. Capital Appreciation Fund – Series I Shares
From 04/18/2001* To 12/31/2001	$2.000	$1.862	162
From 01/01/2002 To 12/31/2002	$1.862	$1.389	433
From 01/01/2003 To 12/31/2003	$1.389	$1.775	799
From 01/01/2004 To 12/31/2004	$1.775	$1.867	960
From 01/01/2005 To 12/31/2005	$1.867	$2.004	1,115
From 01/01/2006 To 12/31/2006	$2.004	$2.101	938
From 01/01/2007 To 12/31/2007	$2.101	$2.321	633
From 01/01/2008 To 12/31/2008	$2.321	$1.316	457
From 01/01/2009 To 12/31/2009	$1.316	$1.572	599
From 01/01/2010 To 12/31/2010	$1.572	$1.790	329
Invesco V.I. Core Equity Fund – Series I Shares
From 04/21/2006* To 12/31/2006	$1.000	$1.086	485
From 01/01/2007 To 12/31/2007	$1.086	$1.157	332
From 01/01/2008 To 12/31/2008	$1.157	$0.797	246
From 01/01/2009 To 12/31/2009	$0.797	$1.009	617
From 01/01/2010 To 12/31/2010	$1.009	$1.090	127

C-3

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
From 01/14/2001* To 12/31/2001	$2.000	$2.126	82
From 01/01/2002 To 12/31/2002	$2.126	$1.869	343
From 01/01/2003 To 12/31/2003	$1.869	$2.362	353
From 01/01/2004 To 12/31/2004	$2.362	$1.017	932
From 01/01/2005 To 12/31/2005	$1.017	$1.079	994
From 01/01/2006 To 12/31/2006	$1.079	$1.184	726
From 01/01/2007 To 12/31/2007	$1.184	$1.279	581
From 01/01/2008 To 12/31/2008	$1.279	$0.901	351
From 01/01/2009 To 12/31/2009	$0.901	$1.158	643
From 01/01/2010 To 12/31/2010	$1.158	$1.303	241
Invesco Van Kampen V.I. Equity and Income Fund – Class II
From 01/01/2001 To 12/31/2001	$1.547	$0.780	4,698
From 01/01/2002 To 12/31/2002	$0.780	$0.393	4,102
From 01/01/2003 To 12/31/2003	$0.393	$0.572	5,759
From 01/01/2004 To 12/31/2004	$0.572	$0.555	4,519
From 01/01/2005 To 12/31/2005	$0.555	$0.546	3,454
From 01/01/2006 To 12/31/2006	$1.000	$1.033	12
From 01/01/2007 To 12/31/2007	$1.033	$1.053	117
From 01/01/2008 To 12/31/2008	$1.053	$0.803	179
From 01/01/2009 To 12/31/2009	$0.803	$0.970	663
From 01/01/2010 To 12/31/2010	$0.970	$1.072	174
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
From 04/29/2005* To 12/31/2005	$0.979	$1.092	546
From 01/01/2006 To 12/31/2006	$1.092	$1.250	342
From 01/01/2007 To 12/31/2007	$1.250	$1.144	258
From 01/01/2008 To 12/31/2008	$1.144	$0.717	179
From 01/01/2009 To 12/31/2009	$0.717	$1.079	301
From 01/01/2010 To 12/31/2010	$1.079	$1.317	80
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 04/20/2005* To 12/31/2005	$0.986	$1.021	1,172
From 01/01/2006 To 12/31/2006	$1.021	$1.101	1,024
From 01/01/2007 To 12/31/2007	$1.101	$1.153	999
From 01/01/2008 To 12/31/2008	$1.153	$0.937	732
From 01/01/2009 To 12/31/2009	$0.937	$1.242	85
From 01/01/2010 To 12/31/2010	$1.242	$1.376	637
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 04/20/2005* To 12/31/2005	$0.967	$1.048	5,518
From 01/01/2006 To 12/31/2006	$1.048	$1.212	4,323
From 01/01/2007 To 12/31/2007	$1.212	$1.236	3,422
From 01/01/2008 To 12/31/2008	$1.236	$0.775	2,552
From 01/01/2010 To 12/31/2010	$0.909	$1.053	1,657
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
From 04/20/2005* To 12/31/2005	$0.953	$1.081	3,187
From 01/01/2006 To 12/31/2006	$1.081	$1.197	2,192
From 01/01/2007 To 12/31/2007	$1.197	$1.187	1,726
From 01/01/2008 To 12/31/2008	$1.187	$0.710	933
From 01/01/2009 To 12/31/2009	$0.710	$0.887	28
From 01/01/2010 To 12/31/2010	$0.887	$1.097	563

C-4

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Mutual Shares Securities Fund – Class 2
From 01/01/2001 To 12/31/2001	$1.212	$1.280	4,018
From 01/01/2002 To 12/31/2002	$1.280	$1.113	3,311
From 01/01/2003 To 12/31/2003	$1.113	$1.374	3,125
From 01/01/2004 To 12/31/2004	$1.374	$1.526	2,944
From 01/01/2005 To 12/31/2005	$1.526	$1.664	3,164
From 01/01/2006 To 12/31/2006	$1.664	$1.943	4,055
From 01/01/2007 To 12/31/2007	$1.943	$1.983	3,732
From 01/01/2008 To 12/31/2008	$1.983	$1.230	2,786
From 01/01/2009 To 12/31/2009	$1.230	$1.529	396
From 01/01/2010 To 12/31/2010	$1.529	$1.677	2,230
Neuberger Berman AMT Guardian Portfolio – S Class
From 10/20/2006* To 12/31/2006	$1.000	$1.045	40
From 01/01/2007 To 12/31/2007	$1.045	$1.104	300
From 01/01/2008 To 12/31/2008	$1.104	$0.682	285
From 01/01/2009 To 12/31/2009	$0.682	$0.871	468
From 01/01/2010 To 12/31/2010	$0.871	$1.022	174
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
From 01/01/2007 To 12/31/2007	$1.000	$1.010	2
From 01/01/2008 To 12/31/2008	$1.010	$0.603	4
From 01/01/2009 To 12/31/2009	$0.603	$0.730	406
From 01/01/2010 To 12/31/2010	$0.730	$0.861	31
Oppenheimer Capital Appreciation Fund/VA – Service Shares
From 10/20/2006* To 12/31/2006	$1.000	$1.032	35
From 01/01/2007 To 12/31/2007	$1.032	$1.159	72
From 01/01/2008 To 12/31/2008	$1.159	$0.621	63
From 01/01/2009 To 12/31/2009	$0.621	$0.883	87
From 01/01/2010 To 12/31/2010	$0.883	$0.951	39
Oppenheimer Global Securities Fund/VA – Service Shares
From 10/20/2006* To 12/31/2006	$1.000	$1.059	167
From 01/01/2007 To 12/31/2007	$1.059	$1.108	256
From 01/01/2008 To 12/31/2008	$1.108	$0.652	272
From 01/01/2009 To 12/31/2009	$0.652	$0.896	83
From 01/01/2010 To 12/31/2010	$0.896	$1.022	311
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
From 10/20/2006* To 12/31/2006	$1.000	$1.036	42
From 01/01/2007 To 12/31/2007	$1.036	$1.008	232
From 01/01/2008 To 12/31/2008	$1.008	$0.616	286
From 01/01/2009 To 12/31/2009	$0.616	$0.832	29
From 01/01/2010 To 12/31/2010	$0.832	$1.009	172
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 10/20/2006* To 12/31/2006	$1.000	$0.998	71
From 01/01/2007 To 12/31/2007	$0.998	$1.212	804
From 01/01/2008 To 12/31/2008	$1.212	$0.671	1,053
From 01/01/2009 To 12/31/2009	$0.671	$0.938	538
From 01/01/2010 To 12/31/2010	$0.938	$1.149	991
PIMCO Real Return Portfolio – Advisor Class
From 10/20/2006* To 12/31/2006	$1.000	$1.001	28
From 01/01/2007 To 12/31/2007	$1.001	$1.091	92
From 01/01/2008 To 12/31/2008	$1.091	$0.999	401
From 01/01/2009 To 12/31/2009	$0.999	$1.165	573
From 01/01/2010 To 12/31/2010	$1.165	$1.241	410

C-5

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
PIMCO Total Return Portfolio – Advisor Class
From 10/20/2006* To 12/31/2006	$1.000	$1.012	81
From 01/01/2007 To 12/31/2007	$1.012	$1.084	441
From 01/01/2008 To 12/31/2008	$1.084	$1.119	1,050
From 01/01/2009 To 12/31/2009	$1.119	$1.257	554
From 01/01/2010 To 12/31/2010	$1.257	$1.339	2,025
Rydex|SGI VT U.S. Long Short Momentum Fund
From 06/09/2003* To 12/31/2003	$2.000	$1.152	112
From 01/01/2004 To 12/31/2004	$1.152	$1.258	133
From 01/01/2005 To 12/31/2005	$1.258	$1.411	680
From 01/01/2006 To 12/31/2006	$1.411	$1.550	217
From 01/01/2007 To 12/31/2007	$1.550	$1.876	172
From 01/01/2008 To 12/31/2008	$1.876	$1.097	103
From 01/01/2009 To 12/31/2009	$1.097	$1.377	331
From 01/01/2010 To 12/31/2010	$1.377	$1.510	76
Sentinel Variable Products Balanced Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.016	21
From 01/01/2008 To 12/31/2008	$1.016	$0.762	134
From 01/01/2009 To 12/31/2009	$0.762	$0.913	2
From 01/01/2010 To 12/31/2010	$0.913	$1.010	178
Sentinel Variable Products Bond Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.020	68
From 01/01/2008 To 12/31/2008	$1.020	$1.040	163
From 01/01/2009 To 12/31/2009	$1.040	$1.139	3
From 01/01/2010 To 12/31/2010	$1.139	$1.206	126
Sentinel Variable Products Common Stock Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.022	261
From 01/01/2008 To 12/31/2008	$1.022	$0.675	687
From 01/01/2009 To 12/31/2009	$0.675	$0.851	8
From 01/01/2010 To 12/31/2010	$0.851	$0.972	499
Sentinel Variable Products Mid Cap Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.077	28
From 01/01/2008 To 12/31/2008	$1.077	$0.573	202
From 01/01/2009 To 12/31/2009	$0.573	$0.738	4
From 01/01/2010 To 12/31/2010	$0.738	$0.899	131
Sentinel Variable Products Small Company Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.005	35
From 01/01/2008 To 12/31/2008	$1.005	$0.671	115
From 01/01/2009 To 12/31/2009	$0.671	$0.841	3
From 01/01/2010 To 12/31/2010	$0.841	$1.027	87
Templeton Developing Markets Securities Fund – Class 2
From 01/01/2001 To 12/31/2001	$0.523	$0.474	5,766
From 01/01/2002 To 12/31/2002	$0.474	$0.467	4,505
From 01/01/2003 To 12/31/2003	$0.467	$0.704	3,573
From 01/01/2004 To 12/31/2004	$0.704	$0.866	2,791
From 01/01/2005 To 12/31/2005	$0.866	$1.089	2,235
From 01/01/2006 To 12/31/2006	$1.089	$1.376	2,125
From 01/01/2007 To 12/31/2007	$1.376	$1.747	2,572
From 01/01/2008 To 12/31/2008	$1.747	$0.815	1,840
From 01/01/2009 To 12/31/2009	$0.815	$1.387	94
From 01/01/2010 To 12/31/2010	$1.387	$1.609	1,748

C-6

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Templeton Foreign Securities Fund – Class 2
From 01/01/2001 To 12/31/2001	$1.360	$1.127	10,363
From 01/01/2002 To 12/31/2002	$1.127	$0.905	8,066
From 01/01/2003 To 12/31/2003	$0.905	$1.180	6,824
From 01/01/2004 To 12/31/2004	$1.180	$1.380	5,612
From 01/01/2005 To 12/31/2005	$1.380	$1.499	4,506
From 01/01/2006 To 12/31/2006	$1.499	$1.796	3,461
From 01/01/2007 To 12/31/2007	$1.796	$2.045	2,892
From 01/01/2008 To 12/31/2008	$2.045	$1.202	2,455
From 01/01/2009 To 12/31/2009	$1.202	$1.625	104
From 01/01/2010 To 12/31/2010	$1.625	$1.738	1,836
Templeton Growth Securities Fund – Class 2
From 01/01/2001 To 12/31/2001	$1.397	$1.360	16,863
From 01/01/2002 To 12/31/2002	$1.360	$1.093	16,093
From 01/01/2003 To 12/31/2003	$1.093	$1.424	9,908
From 01/01/2004 To 12/31/2004	$1.424	$1.630	8,744
From 01/01/2005 To 12/31/2005	$1.630	$1.750	7,301
From 01/01/2006 To 12/31/2006	$1.750	$2.103	6,192
From 01/01/2007 To 12/31/2007	$2.103	$2.122	5,475
From 01/01/2008 To 12/31/2008	$2.122	$1.207	4,707
From 01/01/2009 To 12/31/2009	$1.207	$1.561	317
From 01/01/2010 To 12/31/2010	$1.561	$1.653	3,833
Virtus Capital Growth Series
From 01/01/2001 To 12/31/2001	$1.909	$1.232	124,275
From 01/01/2002 To 12/31/2002	$1.232	$0.913	97,844
From 01/01/2003 To 12/31/2003	$0.913	$1.139	81,281
From 01/01/2004 To 12/31/2004	$1.139	$1.179	65,110
From 01/01/2005 To 12/31/2005	$1.179	$1.207	47,962
From 01/01/2006 To 12/31/2006	$1.207	$1.228	37,485
From 01/01/2007 To 12/31/2007	$1.228	$1.342	29,429
From 01/01/2008 To 12/31/2008	$1.342	$0.784	24,772
From 01/01/2009 To 12/31/2009	$0.784	$1.004	1,821
From 01/01/2010 To 12/31/2010	$1.004	$1.138	18,781
Virtus Growth and Income Series
From 01/01/2001 To 12/31/2001	$1.909	$1.147	32,347
From 01/01/2002 To 12/31/2002	$1.147	$0.877	24,412
From 01/01/2003 To 12/31/2003	$0.877	$1.102	20,948
From 01/01/2004 To 12/31/2004	$1.102	$1.201	19,687
From 01/01/2005 To 12/31/2005	$1.201	$1.241	13,378
From 01/01/2006 To 12/31/2006	$1.241	$1.434	9,645
From 01/01/2007 To 12/31/2007	$1.434	$1.509	7,113
From 01/01/2008 To 12/31/2008	$1.509	$0.968	5,421
From 01/01/2009 To 12/31/2009	$0.968	$1.179	1,495
From 01/01/2010 To 12/31/2010	$1.179	$1.312	7,965

C-7

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus International Series
From 01/01/2001 To 12/31/2001	$1.732	$1.310	17,849
From 01/01/2002 To 12/31/2002	$1.310	$1.101	13,704
From 01/01/2003 To 12/31/2003	$1.101	$1.431	14,360
From 01/01/2004 To 12/31/2004	$1.431	$1.705	12,715
From 01/01/2005 To 12/31/2005	$1.705	$1.994	9,722
From 01/01/2006 To 12/31/2006	$1.994	$2.505	9,331
From 01/01/2007 To 12/31/2007	$2.505	$2.840	7,480
From 01/01/2008 To 12/31/2008	$2.840	$1.709	5,738
From 01/01/2009 To 12/31/2009	$1.709	$2.357	2,987
From 01/01/2010 To 12/31/2010	$2.357	$2.638	3,816
Virtus Multi-Sector Fixed Income Series
From 01/01/2001 To 12/31/2001	$1.320	$1.381	34,100
From 01/01/2002 To 12/31/2002	$1.381	$1.498	28,708
From 01/01/2003 To 12/31/2003	$1.498	$1.693	23,262
From 01/01/2004 To 12/31/2004	$1.693	$1.784	20,093
From 01/01/2005 To 12/31/2005	$1.784	$1.791	15,163
From 01/01/2006 To 12/31/2006	$1.791	$1.887	12,087
From 01/01/2007 To 12/31/2007	$1.887	$1.930	10,375
From 01/01/2008 To 12/31/2008	$1.930	$1.562	8,027
From 01/01/2009 To 12/31/2009	$1.562	$2.159	3,868
From 01/01/2010 To 12/31/2010	$2.159	$2.435	7,131
Virtus Real Estate Securities Series
From 01/01/2001 To 12/31/2001	$1.721	$1.809	6,757
From 01/01/2002 To 12/31/2002	$1.809	$2.000	7,405
From 01/01/2003 To 12/31/2003	$2.000	$2.727	6,433
From 01/01/2004 To 12/31/2004	$2.727	$3.623	5,463
From 01/01/2005 To 12/31/2005	$3.623	$4.113	4,285
From 01/01/2006 To 12/31/2006	$4.113	$5.560	3,323
From 01/01/2007 To 12/31/2007	$5.560	$4.622	2,343
From 01/01/2008 To 12/31/2008	$4.622	$2.877	1,769
From 01/01/2009 To 12/31/2009	$2.877	$3.663	2,242
From 01/01/2010 To 12/31/2010	$3.663	$4.625	1,254
Virtus Small-Cap Growth Series
From 08/23/2002* To 12/31/2002	$2.000	$2.006	68
From 01/01/2003 To 12/31/2003	$2.006	$3.035	444
From 01/01/2004 To 12/31/2004	$3.035	$3.057	5,321
From 01/01/2005 To 12/31/2005	$3.057	$3.486	362
From 01/01/2006 To 12/31/2006	$3.486	$4.108	767
From 01/01/2007 To 12/31/2007	$4.108	$4.703	570
From 01/01/2008 To 12/31/2008	$4.703	$2.554	408
From 01/01/2009 To 12/31/2009	$2.554	$3.083	4,144
From 01/01/2010 To 12/31/2010	$3.083	$3.453	1,687

C-8

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Small-Cap Value Series
From 01/01/2001 To 12/31/2001	$2.149	$2.453	1,017
From 01/01/2002 To 12/31/2002	$2.453	$2.213	2,075
From 01/01/2003 To 12/31/2003	$2.213	$3.140	1,958
From 01/01/2004 To 12/31/2004	$3.140	$3.799	1,920
From 01/01/2005 To 12/31/2005	$3.799	$4.027	1,596
From 01/01/2006 To 12/31/2006	$4.027	$4.637	1,198
From 01/01/2007 To 12/31/2007	$4.637	$4.476	892
From 01/01/2008 To 12/31/2008	$4.476	$2.741	673
From 01/01/2009 To 12/31/2009	$2.741	$3.268	3,346
From 01/01/2010 To 12/31/2010	$3.268	$3.785	1,336
Virtus Strategic Allocation Series
From 01/01/2001 To 12/31/2001	$1.732	$1.740	35,400
From 01/01/2002 To 12/31/2002	$1.740	$1.517	48,443
From 01/01/2003 To 12/31/2003	$1.517	$1.794	41,452
From 01/01/2004 To 12/31/2004	$1.794	$1.901	33,335
From 01/01/2005 To 12/31/2005	$1.901	$1.909	24,795
From 01/01/2006 To 12/31/2006	$1.909	$2.122	18,113
From 01/01/2007 To 12/31/2007	$2.122	$2.217	14,267
From 01/01/2008 To 12/31/2008	$2.217	$1.630	11,269
From 01/01/2009 To 12/31/2009	$1.630	$2.002	8,763
From 01/01/2010 To 12/31/2010	$2.002	$2.235	7,718
Wanger International
From 01/01/2001 To 12/31/2001	$2.509	$1.951	26,077
From 01/01/2002 To 12/31/2002	$1.951	$1.658	21,491
From 01/01/2003 To 12/31/2003	$1.658	$2.435	18,873
From 01/01/2004 To 12/31/2004	$2.435	$3.128	15,406
From 01/01/2005 To 12/31/2005	$3.128	$3.749	11,942
From 01/01/2006 To 12/31/2006	$3.749	$5.072	9,432
From 01/01/2007 To 12/31/2007	$5.072	$5.818	7,668
From 01/01/2008 To 12/31/2008	$5.818	$3.122	6,293
From 01/01/2009 To 12/31/2009	$3.122	$4.611	14,536
From 01/01/2010 To 12/31/2010	$4.611	$5.681	4,640
Wanger International Select
From 01/01/2001 To 12/31/2001	$1.819	$1.317	1,533
From 01/01/2002 To 12/31/2002	$1.317	$1.100	1,237
From 01/01/2003 To 12/31/2003	$1.100	$1.532	1,159
From 01/01/2004 To 12/31/2004	$1.532	$1.879	1,091
From 01/01/2005 To 12/31/2005	$1.879	$2.157	1,329
From 01/01/2006 To 12/31/2006	$2.157	$2.894	1,097
From 01/01/2007 To 12/31/2007	$2.894	$3.476	1,032
From 01/01/2008 To 12/31/2008	$3.476	$1.908	768
From 01/01/2009 To 12/31/2009	$1.908	$2.501	5,213
From 01/01/2010 To 12/31/2010	$2.501	$3.011	507

C-9

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Wanger Select
From 01/01/2001 To 12/31/2001	$1.473	$1.584	1,989
From 01/01/2002 To 12/31/2002	$1.584	$1.444	1,923
From 01/01/2003 To 12/31/2003	$1.444	$1.861	2,085
From 01/01/2004 To 12/31/2004	$1.861	$2.190	1,881
From 01/01/2005 To 12/31/2005	$2.190	$2.387	1,586
From 01/01/2006 To 12/31/2006	$2.387	$2.818	1,331
From 01/01/2007 To 12/31/2007	$2.818	$3.040	1,128
From 01/01/2008 To 12/31/2008	$3.040	$1.527	908
From 01/01/2009 To 12/31/2009	$1.527	$2.503	6,094
From 01/01/2010 To 12/31/2010	$2.503	$3.124	866
Wanger USA
From 01/01/2001 To 12/31/2001	$2.106	$2.313	50,555
From 01/01/2002 To 12/31/2002	$2.313	$1.898	37,132
From 01/01/2003 To 12/31/2003	$1.898	$2.681	30,192
From 01/01/2004 To 12/31/2004	$2.681	$3.129	24,794
From 01/01/2005 To 12/31/2005	$3.129	$3.433	18,979
From 01/01/2006 To 12/31/2006	$3.433	$3.653	14,474
From 01/01/2007 To 12/31/2007	$3.653	$3.796	11,395
From 01/01/2008 To 12/31/2008	$3.796	$2.258	9,493
From 01/01/2009 To 12/31/2009	$2.258	$3.168	30,374
From 01/01/2010 To 12/31/2010	$3.168	$3.854	6,876

*Date subaccount began operations.

†Amount is less than 500 units.

C-10

[Version C]

Phoenix Spectrum Edge®

PHL Variable Accumulation Account
Issued by: PHL Variable Insurance Company (“PHL Variable”)

PROSPECTUS	April 29, 2011

    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the investment options of the PHL Variable Accumulation Account (“Separate Account”) , the Market Value Adjusted Guaranteed Interest Account (“MVA”) and the Guaranteed Interest Account (“GIA”). The assets of each investment option will be used to purchase, at net asset value, shares of a series in the following designated funds.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
     Invesco V.I. Capital Appreciation Fund – Series I Shares
     Invesco V.I. Core Equity Fund – Series I Shares1
     Invesco V.I. Mid Cap Core Equity Fund – Series I Shares1
     Invesco Van Kampen V.I. Equity and Income Fund – Series II Shares2
The Alger Portfolios – Class I-2 Shares
     Alger Capital Appreciation Portfolio1
AllianceBernstein Variable Products Series Fund, Inc. – Class B
     AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Calvert Variable Products, Inc.-Class 1
     Calvert VP S&P MidCap 400 Index Portfolio
DWS Investments VIT Funds – Class A
     DWS Equity 500 Index VIP
     DWS Small Cap Index VIP
Federated Insurance Series
     Federated Fund for U.S. Government Securities II
     Federated High Income Bond Fund II – Primary Shares
     Federated Prime Money Fund II
Fidelity® Variable Insurance Products – Service Class
     Fidelity® VIP Contrafund® Portfolio
     Fidelity® VIP Growth Opportunities Portfolio
     Fidelity® VIP Growth Portfolio
     Fidelity® VIP Investment Grade Bond Portfolio
Financial Investors Variable Insurance Trust – Class II
     Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
     Ibbotson Balanced ETF Asset Allocation Portfolio
     Ibbotson Growth ETF Asset Allocation Portfolio
     Ibbotson Income and Growth ETF Asset Allocation Portfolio
Franklin Templeton Variable Insurance Products Trust – Class 2
     Franklin Flex Cap Growth Securities Fund
     Franklin Income Securities Fund
     Mutual Shares Securities Fund
     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund
     Templeton Growth Securities Fund
Lazard Retirement Series, Inc. – Service Shares
     Lazard Retirement U.S. Small-Mid Cap Equity Portfolio1
Lord Abbett Series Fund, Inc. – Class VC
     Lord Abbett Bond-Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Mid-Cap Value Portfolio
Neuberger Berman Advisers Management Trust – Class S
     Neuberger Berman Advisers Management Trust Guardian Portfolio
     Neuberger Berman Advisers Management Trust Small Cap Growth Portfolio
Oppenheimer Variable Account Funds – Service Shares
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer Main Street Small- & Mid-Cap Fund®/VA3
PIMCO Variable Insurance Trust – Advisor Class
     PIMCO CommodityRealReturn® Strategy Portfolio
     PIMCO Real Return Portfolio
     PIMCO Total Return Portfolio
The Rydex Variable Trust
     Rydex|SGI VT U.S. Long Short Momentum Fund1
     Rydex VT Inverse Government Long Bond Strategy Fund1
     Rydex VT Nova Fund 1
Sentinel Variable Products Trust
     Sentinel Variable Products Balanced Fund
     Sentinel Variable Products Bond Fund
     Sentinel Variable Products Common Stock Fund
     Sentinel Variable Products Mid Cap Fund
     Sentinel Variable Products Small Company Fund
Virtus Variable Insurance Trust
     Virtus Capital Growth Series
     Virtus Growth and Income Series
     Virtus International Series
     Virtus Multi-Sector Fixed Income Series
     Virtus Real Estate Securities Series
     Virtus Small-Cap Growth Series
     Virtus Small-Cap Value Series
     Virtus Strategic Allocation Series
Wanger Advisors Trust
     Wanger International
     Wanger International Select
     Wanger Select
     Wanger USA

1Closed to new investors on May 1, 2006.

2Name change effective June 1, 2010: Van Kampen UIF Equity and Income Portfolio to Invesco Van Kampen V.I. Equity and Income Fund.

Name change effective April 30, 2011: Oppenheimer Main Street Small-Cap Fund®/VA to Oppenheimer Main Street Small- & Mid-Cap Fund®/VA.

See Appendix A for additional information.

    The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The contract may go down in value. Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.

    The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    Purchasing a variable annuity within a qualified plan or Individual Retirement Account/Annuity (IRA) does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans or IRAs because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.

    This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information (“SAI”) dated April 29, 2011 is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:

PHL Variable Insurance Company Annuity Operations Division PO Box 8027 Boston, MA 02266-8027	Tel. 800/541-0171

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2

3

Glossary of Special Terms

    Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.

Account Value:The value of all assets held in the Separate Account.

Annuitant(s)/Joint Annuitant:There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date the annuitants may be changed. However, there may be tax consequences.

Annuity Payment Option:The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See “Annuity Payment Options.”

Annuity Unit:A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.

Annuity Unit Value:On the first valuation date selected by us, we set all annuity unit values in each investment option of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the investment option on the immediately preceding valuation date multiplied by the net investment factor for that investment option for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

Claim Date:The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

Contract Date:The date that the initial premium payment is invested under a contract.

Contract Owner (owner, you, your):Usually the person or entity to whom we issue the contract.

Contract Value:Prior to the Maturity Date, the sum of all Accumulation Units held in the investment options of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the Contract Value is the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

Death Benefit Options:The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

Fixed Payment Annuity:An annuity payment option providing payments with a fixed dollar amount after the first payment is made.

GIA:An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

Inherited/Stretch Annuity:A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner’s Contract.

MVA:An account that pays interest at a guaranteed rate if amounts allocated to the account are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or the general account of PHL Variable but are held in the Market Value Interest Adjusted Account established by PHL Variable. The MVA is described in a separate prospectus.

Maturity Date:The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant’s 95th birthday or ten years from the contract date. The election is subject to certain conditions described in “The Annuity Period.” If more than one annuitant, the primary annuitant’s age will be used to determine that maturity date.

Minimum Initial Payment:The amount that you pay when you purchase a contract. We require minimum initial payments of:

Non-qualified plans—$5,000
IRA/Qualified plans—$2,000

Net Asset Value:Net asset value of a Series’ shares is computed by dividing the value of the net assets of the Series by the total number of Series’ outstanding shares.

PHL Variable (our, us, we, company):PHL Variable Insurance Company.

Spouse:Federal law defines “spouse” under the Defense of Marriage Act (DOMA), as a man or a woman legally joined. Neither individuals married under State or foreign laws that permit a marriage between two men or two women nor individuals participating in a civil union or other like status are spouses for any federal purposes, including provisions of the Internal Revenue Code relevant to this Contract.

Valuation Date:A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and PHL Variable is open for business.

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Summary of Expenses

    The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.

    This table describes the fees and expenses that you will pay at the time that you surrender the contract or transfer value between the investment options. State premium taxes ranging from 0.00% to 3.5%, depending upon the state, may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Deferred Surrender Charge (as a percentage of amount surrendered:
Age of Premium Payment in Complete Years 0	7%
Age of Premium Payment in Complete Years 1	6%
Age of Premium Payment in Complete Years 2	5%
Age of Premium Payment in Complete Years 3	4%
Age of Premium Payment in Complete Years 4	3%
Age of Premium Payment in Complete Years 5	2%
Age of Premium Payment in Complete Years 6	1%
Age of Premium Payment thereafter	None
Transfer Charge[1]
Current	None
Maximum	$20

[1]	We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See “Transfer Charge.”

    This table describes the fees and expenses that you will pay periodically during the time you own the contract, not including annual fund fees and expenses.

ANNUAL ADMINISTRATIVE CHARGE
Current[2]	$35
Maximum	$35
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average Account Value)
Death Benefit Option 1 – Return of Premium
Mortality and Expense Risk Fee	.975%
Daily Administrative Fee	.125%
Total Annual Separate Account Expenses	1.100%
Death Benefit Option 2 – Annual Step-Up
Mortality and Expense Risk Fee	1.125%
Daily Administrative Fee	.125%
Total Annual Separate Account Expenses	1.250%
Death Benefit Option 3 – Relief Amount[3]
Mortality and Expense Risk Fee	1.275%
Daily Administrative Fee	.125%
Total Annual Separate Account Expenses	1.400%

[2]	This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See “Deductions and Charges.”
[3]	This death benefit option is subject to state approval. See “Deductions and Charges.” Additionally, this death benefit option will not be offered after May 1, 2007.

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Optional Benefit Fees

    This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the applicable charges shown in the preceding tables in this Summary of Expenses.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FEE[1,3]
(as a percentage of the greater of the Guaranteed Amount and Contract Value)
Current	.50%
Maximum	1.00%
GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE[2,3]
(as a percentage of the Guaranteed Annuitization Value)
Current	.60%
Maximum	1.00%
[1]	The Guaranteed Minimum Accumulation Benefit fee is deducted annually on the contract anniversary, only if the benefit is selected. The current charge is locked in at the time you elect the benefit. See “Optional Benefits.”
[2]	The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The current charge is locked in at the time you elect the benefit. See “Optional Benefits.”
[3]	For current rates effective in prior periods, please contact the Annuity Operations Division.

    The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2010, charged by the funds that you may pay indirectly during the time that you own the contract. This table does not reflect any fees that may be imposed by the funds for short-term trading. Funds of funds may have higher operating expenses than other funds since funds of funds invest in underlying funds which have their own expenses. Total Annual Fund Operating Expenses are deducted from a fund’s assets and include management fees, distribution and/or 12b-1 fees, and other expenses, but do not include any redemption fees that may be imposed by various funds. More detail concerning each of the fund’s fees and expenses is contained in the prospectus for each fund.

TOTAL ANNUAL FUND OPERATING EXPENSES

	Minimum	Maximum
Gross Annual Fund Operating Expenses	0.33%	5.31%
Net Annual Fund Operating Expenses[1]	0.33%	5.31%
[1]	Advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2012. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund’s prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

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EXPENSE EXAMPLES

    If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

Death Benefit Option 1

1 Year	3 Years	5 Years	10 Years
$1,458	$2,851	$4,137	$7,115

Death Benefit Option 2

1 Year	3 Years	5 Years	10 Years
$1,472	$2,888	$4,191	$7,189

Death Benefit Option 31

1 Year	3 Years	5 Years	10 Years
$1,486	$2,925	$4,245	$7,262

    If you do not surrender or do not annuitize your contract at the end of the applicable time period, your maximum costs would be:

Death Benefit Option 1

1 Year	3 Years	5 Years	10 Years
$828	$2,401	$3,867	$7,115

Death Benefit Option 2

1 Year	3 Years	5 Years	10 Years
$842	$2,438	$3,921	$7,189

Death Benefit Option 31

1 Year	3 Years	5 Years	10 Years
$856	$2,475	$3,975	$7,262
[1]	This death benefit option will not be offered after May 1, 2007.

    These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, maximum annual administrative charges, maximum transfer charges, maximum contract fees, maximum of all applicable riders and benefit fees, separate account annual expenses and the maximum annual fund operating expenses that were charged for the year ended 12/31/10.

    The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum fees and expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table above.

Contract Summary

    This prospectus contains information about all the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.

Overview

    The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans and IRAs should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan or IRA and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    For more information, see “Purchase of Contracts.”

    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds. The owner assumes the risk of gain or loss according to the performance of the underlying funds. Investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that the contract value will equal or exceed payments made under the contract at maturity date. For more information, see “The Variable Investment Options,” “GIA” and “MVA.”

    You select a death benefit option suitable to your financial objectives. The Death Benefit Options differ in the manner in which the death benefit and the amount of the mortality and expense risk fee are calculated. Age restrictions may apply to each death benefit option. For more information, see “The Accumulation Period—Payment Upon Death Before the Maturity Date” and “Taxation of Annuities in General—Nonqualified Plans” and “Taxation of Annuities in General—Qualified Plans.”

    Although investment performance is not guaranteed in a variable annuity, each Optional Living Benefit rider available with this annuity provides a type of guarantee but only if you meet certain conditions. You should read the section entitled “Optional Benefits” carefully if you think you may be interested in one of the Optional Benefit riders. When choosing any Optional Living Benefit rider for your annuity, it is important to understand if your long-term need for a guarantee pertains to accumulation, income, future withdrawals, or a combination thereof to ensure the Optional Living Benefit you choose suits your financial long term needs. You should know that all guarantees are based on the claims paying ability of the issuing company. When purchasing any annuity with a guaranteed benefit, you should not only consider the additional costs of the living benefit but compare the total cost of the annuity to determine if the annuity suits your needs.

Suitability

    Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. Make sure you understand all the options for payment and how long you must wait before annuity payments begin. While an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.

    Annuities do not provide any additional tax deferred advantages when they fund a qualified plan, or an IRA. If your only or main investment objective for your qualified plan or IRA is tax deferral, an annuity product may be more expensive than other products providing tax deferred benefits.

Replacements

    Replacing your existing variable annuity contract(s) with this contract may not be to your advantage. Talk with your registered representative before you replace any existing contract. Carefully compare the risks, charges, and benefits of your existing contract to this contract to determine if a replacement benefits you. Replacing your contract could result in adverse tax consequences. Consult with your tax professional. Once you have replaced your contract, you generally cannot reinstate it unless state law requires the insurer to do so, even if you choose not to accept your new contract during your “free look” period.

Conflicts of Interest

    Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies. The amount of compensation payable to them may vary significantly. Compensation paid to a broker-dealer or registered representative also varies between products issued by the same insurance company. This includes additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation. As a result, you may potentially be sold a product that does not best suit your needs. Talk to your registered representative about potential conflicts of interest created by varying compensation plans. More information about the types of compensation arrangements we offer is contained in the “Sales of Variable Accumulation Contracts” section of this prospectus.

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Investment Features

Flexible Premium Payments

You may make premium payments anytime until the maturity date for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding premium payments after a set age.
You can vary the amount and frequency of your premium payments for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding the amount of premium payments.
Other than the Minimum Initial Payment, there are no required premium payments.

Minimum Premium Payment

Generally, the Minimum Initial Payment is $2,000 for a qualified plan or IRA and $5,000 for nonqualified plans. For more information, see “Purchase of Contracts.”

Allocation of Premiums and Contract Value

Premium payments are invested in one or more of the investment options, GIA and the MVA. Each investment option invests directly in a mutual fund. GIA is not available in Massachusetts. The MVA is not available for investment after the Maturity Date. Each investment option invests directly in a professionally managed fund.
Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more investment options or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more investment options. For more information, refer to “GIA,” “Internet, Interactive Voice Response and Telephone Transfers,” and “Market Timing and Other Disruptive Trading.”
Transfers between the investment options and from the investment options into the MVA are subject to disruptive trading and market timing restrictions. For more information, see “Market Timing and Other Disruptive Trading.” Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. For more information see “MVA” and the MVA prospectus.
The contract value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.

Contract Value

The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).
For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to a maximum GIA percentage. The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.
If you purchase a contract with the Guaranteed Minimum Accumulation Benefit (“GMAB”), you must also elect an asset allocation or strategic program through which to allocate your premiums and contract value. If you purchase a contract without GMAB, participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on “Asset Allocation and Strategic Programs” under “The Accumulation Period.”

Withdrawals

You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.
Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary. For more information, see “Deductions and Charges—Surrender Charges.”
Withdrawals may be subject to income tax on any gains plus a 10% penalty tax if the Contract Owner is under age 59½. For more information, see “Federal Income Taxes.”
Withdrawals may negatively impact guarantees provided by certain Optional Benefit riders if certain conditions are not met. Please see the section entitled “Optional Benefits” for further details.

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Deductions and Charges

From the Contract Value

Annual Administrative Charge—maximum of $35 each year. For more information, see “Deductions and Charges.”
Guaranteed Minimum Accumulation Benefit fee—for contracts issued on or after October 11, 2004, the fee equals 0.50%, multiplied by the guaranteed amount or contract value on the date the fee is deducted. For more information, see “Deductions and Charges.”
Guaranteed Minimum Income Benefit Rider fee—for contracts issued before September 8, 2003, the fee equals 0.40% multiplied by the guaranteed annuitization value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the guaranteed annuitization value on the date the fee is deducted. For more information, see “Deductions and Charges.”
Market Value Adjustment—any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see “MVA.”
Surrender Charges—may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:
Percent	7%	6%	5%	4%	3%	2%	1%	0%
Complete Premium Payment Years	0	1	2	3	4	5	6	7+

    For more information, see “Deductions and Charges.”

Taxes—taken from the contract value upon premium payments or commencement of annuity payments.
  PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state. For more information, see “Tax” and Appendix B.
Transfer Charge—currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see “Deductions and Charges.”

From the Separate Account

Daily administrative fee—currently 0.125% annually. For more information, see “Deductions and Charges.”
Mortality and expense risk fee—varies based on the benefit option selected. For more information, see “Deductions and Charges.”

Other Charges or Deductions

    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

Death Benefit

    The death benefit is calculated differently under each Death Benefit Option and the amount varies based on the Option selected.

Death Benefit Options

    The contract currently offers three death benefit options. However, after May 1, 2007, only two death benefit options will be offered. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

    For more information, see “The Accumulation Period—Payment Upon Death Before Maturity Date.”

Additional Information

Free Look Period

    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

For more information, see “Free Look Period.”

Termination

    If on any valuation date the total contract value equals zero, the contract will immediately terminate without value.

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Financial Highlights

    Financial highlights give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past ten years, or since the investment option began operations, if less. These tables are highlights only.

    More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

    The tables are set forth in Appendix C.

Financial Statements

    The financial statements of PHL Variable Accumulation Account as of December 31, 2010, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one by writing to us at Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston MA 02266-8027, or by visiting our website www.phoenixwm.com. In addition, the SAI is available on the SEC’s website at www.sec.gov. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account’s rates that we credit during a guarantee period.

Performance History

    We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at Net Asset Value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state).

The Variable Accumulation Annuity

    The individual deferred variable accumulation annuity contract (the “contract”) issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of PHL Variable and PHL Variable will guarantee specified monthly annuity payments.

PHL Variable and the Separate Account

    We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981 (“PHL Variable”). We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and our administrative offices are located at One American Row, Hartford, Connecticut, 06102-5056.

    PHL Variable is a wholly owned subsidiary of Phoenix Life Insurance Company (“Phoenix”) through its holding company, PM Holdings, Inc. Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. (“PNX”), which is a manufacturer of insurance, annuity and asset management products.

    On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and it meets the definition of a “separate account” under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

    The Separate Account has several investment options with varying degrees of investment risk. You may make contributions to the Separate Account but you assume all of the investment risk for the contract value that you contribute and allocate to the Separate Account. You may also make contributions to the MVA. The MVA is a non-unitized separate account established pursuant to Connecticut

11

insurance law. For more complete information see the “MVA” section below. Under Connecticut law these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer. However, the assets in the Separate Account are attributable to more than one variable annuity product or to more than one variable life insurance product that we sell. Therefore, although these assets are insulated from our creditors, they all may be used to support Separate Account obligations. To the extent that the assets in the Separate Account become deficient for any reason, we will transfer assets from our General Account to the extent they are available. We reserve the right to add, remove, modify, or substitute any investment option in the Separate Account.

    Obligations under the contracts are obligations of PHL Variable Insurance Company. You may make contributions to the GIA which is supported by the assets in PHL Variable’s general account and such contributions are not invested in the Separate Account. The GIA is part of the general account of PHL Variable (the “General Account”). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the “GIA” section below.

Contract Guarantees

    Any guarantee under the contract, such as interest credited to the GIA , MVA, or any guarantee provided by a rider to your variable annuity are paid from our general account. Therefore, any amounts that we may pay under the contract as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it.

    Under Connecticut law, insurance companies are required to hold a specified amount of reserves in order to meet the contractual obligations of their general account to contract owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks. Useful information about Phoenix’s financial strength, including information on our General Account portfolio of investments, may be found on our website located under “About Us”/“Financial Strength” along with information on ratings assigned to us by one or more independent rating organizations. Additionally, the consolidated financial statements and financial schedules from PNX and subsidiaries’ Annual Report on Form 10-K for the year ended December 31, 2010 and any applicable amendments, may also be found on our website, www.phoenixwm.com, or a copy of any of the above referenced documents may be obtained for free by calling our Annuity Operations Division.

The Variable Investment Options

    You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the underlying fund is likely to be different from that of the retail mutual fund, and you should not compare the two.

    The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund’s investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a “private label” product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company’s selection criteria.

    Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

    In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

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    Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.

    You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting our Annuity Operations Division at the address or telephone number provided on the first page of this prospectus.

Administrative, Marketing and Support Service Fees

    The Company and/or the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. These agreements compensate the Company and/or the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.

    Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company’s variable products. These payments may be significant and the Company and its affiliates may profit from them.

    The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.

    These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account’s investments in the funds.

    These administrative services may include, but are not limited to, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting Variable Contract owners’ interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds’ prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of Variable Contract owner’s); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.

     For additional information concerning the available investment options, please see Appendix A.

GIA

    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    Prior to the maturity date you may make transfers into or out of the GIA subject to the restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the contract value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:

Year One:	25% of the total value
Year Two:	33% of remaining value
Year Three:	50% of remaining value
Year Four:	100% of remaining value

    We are temporarily waiving these restrictions for transfers out of the GIA to the MVA beginning May 1, 2009. You should know that special charges associated with withdrawals and surrenders apply to the MVA, so you should carefully read the section entitled “MVA” of this prospectus as well as the MVA prospectus for more complete information. We reserve the right to reinstate the transfer restrictions from the GIA to the MVA at any time without advance notice to you.

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    Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract. Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

MVA

    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an Annuity Payment Option before the end of the guarantee period, a market value adjustment will be made. The MVA is available only during the accumulation phase of your contract. If you elect the Guaranteed Minimum Accumulation Benefit, you may not allocate premiums or transfer values to the MVA. The MVA option currently offers different guarantee periods, which provide you with the ability to earn interest at different guaranteed rates on all or part of your Contract Value. Each allocation has its own guaranteed rate and expiration date. Because we change guaranteed rates periodically, amounts allocated to a guarantee period at different times will have different guaranteed rates and expiration dates. The applicable guaranteed rate, however, does not change during the guarantee period.

    We will notify you of the expiration of the guarantee period and of your available options within 30 days of the expiration date. You will have 15 days before and 15 days following the expiration date (“window period”) to notify us of your election. During this window period, any withdrawals or transfers from the MVA will not be subject to a market value adjustment. Unless you elect to transfer funds to a different guarantee period, to the investment options of the Separate Account, to the GIA or elect to withdraw funds, we will begin another guarantee period of the same duration as the one just ended and credit interest at the current rate for that new guarantee period. If you choose a guarantee period that is no longer available or if your original guarantee period is no longer available, we will use the guarantee period with the next longest duration.

    We reserve the right, at any time, to discontinue guarantee periods or to offer guarantee periods that differ from those available at the time your contract was issued. Since guarantee periods may change, please contact us to determine the current guarantee periods being offered.

    Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable contingent deferred sales charges (surrender charges). The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment. A market value adjustment will not be applied upon the payment of the death benefit.

    The market value adjustment will reflect the relationship between the current rate (defined below) for the amount being withdrawn and the guaranteed rate. It is also reflective of the time remaining in the applicable guarantee period. Generally, if the guaranteed rate is equal to or lower than the applicable current rate, the market value adjustment will result in a lower payment upon withdrawal. Conversely, if the guaranteed rate is higher than the applicable current rate, the market value adjustment will produce a higher payment upon withdrawal. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable’s general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.

Deductions and Charges

Annual Administrative Charge

    We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the investment options, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

Daily Administrative Fee

    We make a daily deduction from the contract value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the investment options. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above. (This fee is not deducted from the GIA or MVA.)

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Guaranteed Minimum Accumulation Benefit Fee

    If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee The fee is deducted on each contract anniversary during the ten-year term. If this rider terminates on the contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each investment option, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each investment option, GIA and MVA. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

    The current fee percentage is locked in at the time you elect this benefit. Currently, the fee percentage is equal to 0.500%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. However, we reserve the right to charge up to 1.000%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted.

    If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect the Guaranteed Minimum Income Benefit.

Guaranteed Minimum Income Benefit Rider Fee

    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted.

    The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option, GIA and MVA, if available, bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option, GIA and MVA. We will waive the rider fee if the Contract Value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

    The maximum fee percentage is 1.00% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The current fee percentage is locked in at the time you elect this benefit. Currently the fee percentage for this rider is equal to 0.600% multiplied by the greater of the guaranteed annuitization value or the contract value on the date the rider fee is deducted.

    If you elect the Guaranteed Minimum Income Benefit, you will be unable to elect the Guaranteed Minimum Accumulation Benefit.

Market Value Adjustment

    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

Mortality and Expense Risk Fee

    We make a daily deduction from each investment option for the mortality and expense risk fee. The charge is assessed against the daily net assets of the investment options and varies based on the death benefit option you selected. The current charge under each death benefit option is equal to the following percentages on an annual basis:

Death Benefit Option 1 – Return of Premium	Death Benefit Option 2 – Annual Step-up	Death Benefit Option 3 – Relief Amount[1]
.975%	1.125%	1.275%
[1]	This death benefit option will not be offered after May 1, 2007.

    Although you bear the investment risk of the investment option in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    No mortality and expense risk fee is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

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Surrender Charges

    A surrender charge may apply to withdrawals or a full surrender of the contract prior to the maturity date or after the maturity date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and on death benefits. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for one year. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see “Annuity Payment Options.” Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received. The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

Percent	7%	6%	5%	4%	3%	2%	1%	0%
Complete Premium Payment Years	0	1	2	3	4	5	6	7+

    Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected investment options, GIA and MVA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining contract value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

    Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable surrender charges. The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment. For more information, see “MVA” or refer to the MVA prospectus

Tax

    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner’s state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see “Appendix B.”

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Transfer Charge

    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

Reduced Charges, Credits and Bonus Guaranteed Interest Rates

    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, or credit excess interest, when sales of the contracts are made to certain eligible groups that result in savings of sales expenses. We will consider the following characteristics:

(1)	the size and type of the group of individuals to whom the contract is offered;
(2)	the amount of anticipated premium payments;
(3)	whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or 1851 Securities, Inc. (“1851”), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom 1851 has selling agreements; and

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(4)	internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of the mortality and expense risk fee or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

Other Charges

    As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

The Accumulation Period

    The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.

Accumulation Units

    An accumulation unit is used to calculate the value of a contract. Each investment option has a corresponding accumulation unit value. The number of accumulation units of an investment option purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that investment option next determined after receipt of the payment. The value of the accumulation units of an investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.

Accumulation Unit Values

    On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.

Purchase of Contracts

    Generally, we require minimum initial premium payments of:

Nonqualified plans—$5,000
Qualified plans/IRAs—$2,000

    The initial payment is due and payable before the contract becomes effective. Generally, we require minimum subsequent premium payments of $100. An automated payment or bank draft service may be available under certain, very limited circumstances. Contact our Annuity Operations Division for information regarding this service.

    The minimum age of the proposed owner to purchase a contract is the age of majority in the state where the contract is being purchased, or a guardian must act on your behalf Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five-day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

    Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see “Optional Programs and Benefits.”

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    Premium payments received under the contract will be allocated in any combination to any investment option, GIA or MVA in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    For certain eligible groups we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1)	the make-up and size of the prospective group;
(2)	the method and frequency of premium payments; and
(3)	the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

    For contract issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage.

Additional Programs

    You may elect any of the additional programs described below at no charge. If you purchase a contract with GMAB you must also elect an asset allocation or strategic program on the contract date. Otherwise you may elect any of the programs at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

Asset Allocation and Strategic Programs

    Asset allocation and strategic programs (referred to as “programs” throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

    We currently offer the following programs: Franklin Templeton Founding Investment Strategy, Franklin Templeton Perspectives Allocation Model, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as “programs”, and we refer to the asset allocation options available within the programs, as “options.” There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

    You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

Selecting a Program and Option

    If you purchase a contract without GMAB, participation in a program is not required. If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Annuity Operations Division. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

Program Availability for GMAB

    When you elect the GMAB Optional Benefit rider you must allocate all premium to one program or program option that is available at the time of your election. (To simplify this discussion, the term “program” refers to both a program and a program option for those programs offering more than one investment option.) Contract value and premium may never be allocated to more than one program. Transfers of partial contract value are not permitted.

    Different programs have been offered with the GMAB during various time periods. We may discontinue, modify, or amend programs and we may make different programs available in the future. For all time periods, regardless of program availability changes, you will be permitted to remain in the program in which you are invested and to allocate additional premium to that program. You may not transfer into a program that is not available on the date of the requested transfer. However, prior to June 22, 2009, you are permitted to transfer back into a program in which you were previously invested, even if it is not listed as generally available on the date of the transfer

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request. You should note that, beginning with the June 22, 2009 program availability changes, if you transfer out of a program, you will not be able to transfer back into that program if it is not available on the date of the requested transfer. The table below shows program availability during various time periods:

GMAB
Beginning 11/19/2010	Ibbotson Portfolio Series: Ibbotson Income and Growth ETF Ibbotson Balanced ETF
Prior to 11/19/2010	Phoenix Dynamic: Moderate Moderate Growth
Prior to 6/22/2009	Phoenix-Ibbotson Strategic:
     Conservative
     Moderately Conservative
     Moderate
     Moderately Aggressive
     Aggressive
Phoenix Dynamic:
     Moderate
     Moderate Growth
     Growth
     Aggressive Growth
Franklin Founding
Franklin Templeton Perspectives
Alliance Balanced Wealth

Program Required for GMAB

    If you purchase a contract with GMAB, you must select one of the approved programs through which to allocate your premium payments and contract values. When you participate in a program 100% of your premium payments and contract value will be allocated to the investment options in accordance with your selected program and option within that program.

    You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another as well as to any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMAB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMAB if it already terminated. If a program is eliminated while GMAB is in effect, you will receive notice of such elimination, and you must choose, in consultation with your registered representative, among the other programs and options available at that time. Otherwise, GMAB will terminate without value.

    A brief description of each program follows.

AllianceBernstein VPS Balanced Wealth Strategy

The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.

Franklin Templeton Founding Investment Strategy

Through the Franklin Templeton Founding Investment Strategy, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Policy Value allocated to the three investment options back to the original allocation percentages in each investment option.

  Franklin Income Securities Fund—34%
  Mutual Shares Securities Fund—33%
  Templeton Growth Securities Fund—33%
Franklin Templeton Perspectives Allocation Model—(Closed to new investors effective June 22, 2009)

Through the Franklin Templeton Perspectives Allocation Model, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.

  Franklin Flex Cap Growth Securities Fund—34%
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  Mutual Shares Securities Fund—33%
  Templeton Growth Securities Fund—33%

Ibbotson Asset Allocation Series

The Ibbotson Asset Allocation Series (“the Series”) are risk-based portfolios (“Portfolios”) that invest in ETFS, which are typically structured as open-end investment companies or unit investment trusts. The Series were designed on established principles of asset allocation and are intended to provide various levels of potential return for a targeted level of risk. The Series’ asset allocation policy is dynamically managed to consider changes in the economy or markets. The Portfolios in the Series are continuously managed to the asset allocation policy. The Portfolio options approved for use are:

  Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
  Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
  Ibbotson Growth ETF Asset Allocation Portfolio – Class II
  Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II

If you should elect any of the Portfolios listed above, transfers made under these programs will not be counted toward the 12 transfers per year after which we may impose a transfer fee.

Phoenix-Ibbotson Strategic Asset Allocation—(Closed to new investors effective June 22, 2009)

PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. Except as noted above, the options approved for use are:

  Conservative Portfolio
  Moderately Conservative Portfolio
  Moderate Portfolio
  Moderately Aggressive Portfolio
  Aggressive Portfolio

On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (Contract Value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elected to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on or after September 10, 2007, on an annual basis, we will reallocate the Contract Value allocated to the investment options entire in the program so that, following this reallocation, the percentage in each of these investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

Asset Rebalancing Program

    The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. These transfers will occur on the date you specify (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.

    Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.

Dollar Cost Averaging Program

    The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one

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sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be processed on the date you specify (provided we receive the request in good order). If you do not specify a date, the transfer will be processed on the basis of values next determined after receipt of the transfer request in good order. If either of these dates fall on a holiday or weekend, then the transfer will occur on the next succeeding Valuation Date.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program. Except as described below, the Dollar Cost Averaging Program is not available to individuals while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

    For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

    We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.

    You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.

    All transfers under the Enhanced Dollar Cost Averaging Program will be processed on the basis of values next determined after receipt of the transfer request in good order. If that day falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.

    After the cancellation date, you may transfer the Net Value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the investment options without being subject to the Maximum GIA Percentage.

    We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs

    If you elect to participate in the Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

1.	Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and
2.	Asset Rebalancing with monthly rebalancing in the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.

    If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.

Interest Investment Program

    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

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    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

Systematic Withdrawal Program

    Prior to the Maturity Date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each investment option, MVA and GIA bearing a pro rata share. Withdrawals from the MVA may be subject to a market value adjustment.

    The minimum withdrawal amount is $100. Withdrawals will be processed on the date you specify (provided we receive the request in good order) unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. If no date is specified by you, then withdrawals will be processed on each monthly contract anniversary. Any applicable premium tax and surrender charges will be applied to the withdrawal.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the Maturity Date. There is no charge for participating in this program.

Optional Benefits

    For an additional charge, you may elect one of the optional benefits described below. Generally you must elect a benefit on the contract date unless otherwise stated. If we allow you to elect a benefit after the contract date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the contract date.

    Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your contract if any of these benefits are chosen.

    If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your financial advisor.

Guaranteed Minimum Accumulation Benefit (“GMAB”)

    The GMAB is available with contracts issued on or after October 11, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit must be elected prior to issue and may be terminated at any time by request.

    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See “Deductions and Charges.”

    The benefit is available if each owner and annuitant is less than 81 years old on the date that this rider is added to the contract (the “rider date”).

    The GMAB is available only if you allocate your premiums to an approved asset allocation or strategic program, and if you remain fully invested in the program for the term of the benefit. See “Asset Allocation and Strategic Programs” above.

    This benefit is not available to you if you are the beneficiary of a deceased Owner’s Contract and are utilizing this Contract as an Inherited/Stretch Annuity.

Guaranteed Amount

    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

A	=	the contract value on the rider date.
B	=	100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the “term”).
C	=	pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the Contract Value immediately prior to the withdrawal.

    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

Additional Amount

    If on the last day of the term:

the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

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the contract value is greater than or equal to the guaranteed amount base, we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.

the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

    If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

Benefit Termination

    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

the date that any portion of the contract value is not invested according to an asset allocation model established and maintained by us for the benefit;
the date that a full surrender is made;
the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;
the contract annuitizes; or
the termination of the contract.

    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.

Guaranteed Minimum Income Benefit Rider (“GMIB”)

    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract (“rider date”) or the contract anniversary following the older annuitant’s 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older annuitant’s 90th birthday.

    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See “Deductions and Charges” above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the Contract Date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.

    This benefit is not available to you if you are the beneficiary of a deceased Owner’s Contract and are utilizing this Contract as an Inherited/Stretch Annuity.

Guaranteed Annuitization Value

    On and before the contract anniversary following the older annuitant’s 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

A	=	the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled “Effective Annual Rate”) starting on the rider date and ending on the date the guaranteed annuitization value is calculated.
B	=	the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.
C	=	the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.
D	=	any tax that may be due.

    After the contract anniversary following the older annuitant’s 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

A	=	guaranteed annuitization value on the contract anniversary following the older annuitant’s 85 th birthday.
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B	=	the sum of premium payments made after the contract anniversary following the older annuitant’s 85th birthday.
C	=	the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant’s 85th birthday.
D	=	any tax that may be due.

Guaranteed Annuitization Value Reduction

    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in Contract Value as a result of the withdrawal.

Effective Annual Rate

    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total Contract Value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total Contract Value on any of the following dates:

1.	each date we process a premium payment.
2.	each date we process a transfer.
3.	each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total Contract Value on any of the following dates:

1.	each date we process a premium payment.
2.	each date we process a transfer.
3.	each date we process a withdrawal.
4.	each contract anniversary.

Termination of This Rider

    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1.	the 30th day after the last contract anniversary that occurs after the older annuitant’s 90th birthday;
2.	the termination of the contract to which this rider is attached;
3.	the date a death benefit becomes payable under the contract to which this rider is attached;
4.	the date annuity payments commence under the contract to which this rider is attached; and
5.	the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB Annuity Payment Options

    Under this rider, you may only elect one of the following annuity payment options:

    GMIB Option A — Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as five or ten years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB Option B — Non-Refund Life Annuity: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB Option D — Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB Option F — Joint and Survivorship Life Annuity with 10-Year Period Certain: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the

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end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

Payment Upon Death After Maturity Date

    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled “Inherited/Stretch Annuity Feature.”)

    If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

    For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.

Important Information regarding the GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.
The GMIB is irrevocable once elected.
You may not change any annuitant or joint annuitant while the GMIB is in effect.
The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.
You should consult with a qualified financial advisor if you are considering the GMIB.
The GMIB is only available if approved in your state and if we offer it for use with the contract.
The minimum monthly fixed annuity payment amount under the GMIB may be less than the annuity payment amount under the Contract even if the guaranteed annuitization value is greater than contract value.

Surrender of Contract and Withdrawals

    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Variable Annuity Payment Options K or L.

    Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a contract year, either in a lump sum or by multiple scheduled or unscheduled withdrawals, without the imposition of a surrender charge. In addition, withdrawals in the amount of the RMD, as defined in the Internal Revenue Code may also be made without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59 ½. See “Federal Income Taxes.”

    The appropriate number of Accumulation Units of an investment option will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See “Payment Deferral.” There may be adverse tax consequences to certain surrenders and partial withdrawals. See “Surrenders or Withdrawals Prior to the Contract Maturity Date.” Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See “Surrender Charges.” Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

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    You must sign a form satisfactory to us to take a withdrawal, surrender, or replace your contract. For your protection, the form must be requested from our Operations Division by you or your agent. The form requested and sent to you for that particular transaction must be returned to the address specified on the form, in order to process the transaction. For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your contract provides for loans) over $100,000.

Contract Termination

    The contract will terminate without value, if on any valuation date:

The contract value is zero; or
The annual Administrative charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable annuity payment options).

    PHL Variable will notify you in writing that the contract has terminated.

Payment Upon Death Before Maturity Date

When is the Death Benefit Payable?

    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

Who Receives Payment?

Death of an Owner/Annuitant

If the owner/annuitant dies before the contract maturity date, the death benefit will be paid to the owner/annuitant’s beneficiary. If the spouse is the beneficiary, see “Spousal Beneficiary Contract Continuance.”

Death of an Owner—Multiple Owners

If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

Death of an Annuitant who is not the Owner

If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant and the contract continues, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of the annuitant or joint annuitant will not cause the death benefit to be paid.

Death of Owner who is not the Annuitant

If the owner who is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner’s beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see “Spousal Beneficiary Contract Continuance.”

Spousal Beneficiary Contract Continuance

If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the named contract beneficiary, the spousal beneficiary can continue the contract as the contract owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new Contract Value for the continued contract and the current death benefit option will remain in effect.

Ownership of the Contract by a Non-Natural Person

If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.

What is the Death Benefit Amount?

    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

Death Benefit Option 1—Return of Premium

Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

a)	the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
b)	the Contract Value on the claim date.
Death Benefit Option 2—Annual Step-up

This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

Upon the death of the owner who has not attained age 80, the death benefit is the greatest of:

a)	the sum of all premium payments, less adjusted partial withdrawals (as defined below); or

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b)	the Contract Value on the claim date; or

c)	the annual step-up amount (as defined below).

Upon the death of the owner who has attained age 80, the death benefit is the greater of:

a)	the death benefit amount in effect at the end of the contract year prior to the owner attaining age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner attaining age 80; or
b)	the Contract Value on the claim date.

If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse’s attained age.

Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the Contract Value and the death benefit (prior to the withdrawal) on the withdrawal date.

Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the Contract Value.

Death Benefit Option 3—Relief Amount

The availability of this option is subject to state approval. Additionally, this death benefit option will not be offered after May 1, 2007.

This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76 on the contract date.

Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:

a)	the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
b)	the Contract Value on the claim date plus 40% of the relief amount (as defined below).

Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:

a)	the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
b)	the Contract Value on the claim date plus 25% of the relief amount (as defined below).

If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse’s attained age as of the date we continue the contract.

Accumulation Enhancement

    Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:

120 consecutive days of confinement prior to the maturity date, after the first contract year; and the 120 days must occur prior to the owner attaining age 91.

The enhancement provides:

that we will pay 40% of the relief amount (if the owner has not attained age 70 on the contract date) or 25% of the relief amount (if the owner is between the ages of 70-75 on the contract date);

that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the Contract Value over a period of 50 months, in the amount of 2% per month, while the owner is alive;

that even if the owner is dismissed from the facility/ nursing home prior to the 50 months expiring, we will continue to increase the Contract Value for 50 months;

that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and

this benefit is separate from the relief amount that is calculated at death.

The monthly benefit payments will be added to the Contract Value according to the current allocation schedule on file. The owner can remove the payments from the Contract Value via partial withdrawals and surrender charges will be waived.

Relief Amount: the relief amount is equal to the Contract Value less modified premium payments not to exceed the following maximum amount:

When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:

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1)	the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

2)	the sum of premium payments (made during the prior 12 months of the death benefit calculation date) minus
3)	the sum of monthly benefits (as defined below) credited to the Contract Value.

When the eldest owner on the contract date is between the ages of 70-75, the maximum relief amount equals 100% multiplied by:

1)	the sum of modified premium payments (made prior to the date of the death benefit calculation) minus
2)	the sum of premium payments (made during the 12 months prior to the death benefit calculation date) minus
3)	the sum of monthly benefits (as defined below) credited to the Contract Value.

Modified Premium Payments: equals the sum of all premium payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the Contract Value and the modified premium payments prior to the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.

Monthly Benefit: is the monthly amount credited to the Contract Value when a claim under the Accumulation Enhancement is being paid.

    Death benefits payable under an annuity or systematic withdrawal option are generally taxable. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be federal income tax legal requirements that limit the recipient’s annuity options and the timing of payments. See “Distributions at Death” under “Federal Income Taxes.” A recipient should consult a legal or qualified tax adviser before electing the method of receipt of death benefit proceeds.

    Depending upon state law, the payment to the beneficiary may be subject to state inheritance or estate taxes and we may be required to pay such taxes prior to distribution.

    We reserve the right to discontinue offering any one of the available death benefit options in the future.

    If you are the beneficiary of a deceased Owner’s Contract and are utilizing this Contract as an Inherited/Stretch Annuity, only the Return of Premium death benefit is available to you.

Retained Asset Account

    Death benefit proceeds will be payable in a single lump sum. At the time of payment you may elect to have the full death benefit amount sent to you. If you do not elect a single lump sum, the proceeds of the death benefit will be applied to a retained asset account, the Phoenix Concierge Account (“PCA”), an interest bearing draft account with check writing privileges. If you do not affirmatively elect to have the full death benefit amount sent to you, the PCA will become default method of payment when the death claim is greater than or equal to $5,000 and the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. You may opt out of the PCA at any time by writing a check from the PCA for the full amount of your balance or by calling our Annuity Service Center. A supplementary contract may be issued when death benefit proceeds are paid through the PCA.

    The PCA is part of our general account. It is not a checking or bank account and is not insured by the FDIC, National Credit Union Share Insurance Fund (“NCUSIF”), or any other state or federal agency which insures deposits. No additional amounts aside from the death benefit may be deposited into the PCA. As part of our general account, it is subject to the claims of our creditors. We may receive a financial benefit from earnings on amounts left in the PCA. The guarantee of principal is based on the claims-paying ability of the company and principal is covered by the state guarantee association. Interest paid on amounts in the PCA is taxable as ordinary income in the year such interest is credited. Please consult a tax advisor.

Internet, Interactive Voice Response and Telephone Transfers

    You may transfer your Contract Value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response (“IVR”) or telephone. The Company may discontinue any of these options and may provide other options at any time.

    PHL Variable and 1851 Securities, Inc. (“1851”), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and 1851 may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and 1851 reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

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    Prior to the maturity date of your contract, you may elect to transfer all or any part of the Contract Value among one or more investment options, the GIA or MVA subject to the limitations established for the GIA and MVA. A transfer from an investment option will result in the redemption of accumulation units and, if another investment option is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options, the GIA or MVA does not automatically change the premium payment allocation schedule of your contract.

    You may also request transfers and changes in premium payment allocations among available investment options, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date, or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. Like an individual transfer request, the transfer request must be submitted in good order to be processed. We will employ reasonable procedures to confirm that transfers instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfers instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfers and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfers privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the Contract Value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first 12 transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the 12 transfer limit. There are additional restrictions on transfers from the GIA as described above and in the section titled ”GIA.” See the MVA prospectus for information regarding transfers from the MVA.

Market Timing and Other Disruptive Trading

    We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be “Disruptive Trading”, as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes “Disruptive Trading” that may disadvantage or potentially harm the rights or interests of other policy owners.

    “Disruptive Trading” includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;
an adverse effect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and
increased brokerage and administrative expenses.

    To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

    Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.), restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

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require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option), implement and administer redemption fees imposed by one or more of the underlying funds, or impose other limitations or restrictions.

    Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner’s transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. We monitor these transfers on an individual basis, rather than on a batch basis. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

    Currently, we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner’s right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner’s Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

    Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period

    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments

    Annuity payments will begin on the contract’s maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a Fixed Payment Annuity is selected.

    Surrender charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I—Variable Life Annuity with 10-Year Period Certain. For more information, see “Annuity Payment Options.”

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total Contract Value on the date the initial annuity payment would be payable, or make periodic annuity payments

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quarterly, semiannually or annually in place of monthly annuity payments. Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant’s 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity (“IRA”). A policyholder can defer the maturity date to the contract anniversary nearest the annuitant’s 95th birthday if we receive documentation concerning the policyholder’s satisfaction of Internal Revenue Code Required Minimum Distributions. See “Federal Income Taxes”.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (“TSA”), a Keogh Plan or an IRA plan. For more information, see “Tax Sheltered Annuities,” “Keogh Plans” and “Individual Retirement Accounts.”

Annuity Payment Options

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below.

    After the first annuity payment, you may not change the elected annuity payment option

    No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Variable Annuity Payment Options K or L. The MVA will apply to any amounts held in the MVA that we applied to any annuity payment option. See the MVA prospectus for more information.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we’ll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.

    The initial payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

    The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, factors such as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, We determine the amount of the annual distribution by dividing the amount of Contract Value as of the payment calculation date by the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and Joint Annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the investment options. For more information, see “Charges for Mortality and Expense Risks” and “Charges for Administrative Services.” Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

Option A—Life Annuity with Specified Period

    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

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Option B—Non-Refund Life Annuity

    A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

Option C—[Reserved]

Option D—Joint and Survivor Life Annuity

    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

Option E—Installment Refund Life Annuity

    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

Option F—Joint and Survivor Life Annuity with 10-Year Period Certain

    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

Option G—Payments for Specified Period

    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

Option H—Payments of Specified Amount

    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

Option I—Variable Life Annuity with 10-Year Period Certain

    A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

Option J—Joint Survivor Variable Life Annuity with 10-Year Period Certain

    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

Option K—Variable Annuity for a Specified Period

    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each investment option and affect the amount of future payments. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.

Option L—Variable Life Expectancy Annuity

    This option provides a variable income which is payable over the annuitant’s annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the Contract Value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining Contract Value will be paid in a lump sum to the beneficiary. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.

Option M—Unit Refund Variable Life Annuity

    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each investment option multiplied by the current annuity unit value for that investment option. The number of remaining annuity units for each investment option will be calculated as follows:

1.	the net amount in the investment option applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus
2.	the sum of the annuity units released from the investment option to make the payments under this option.

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    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

Option N—Variable Non-Refund Life Annuity

    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

Other Options and Rates

    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

Other Conditions

    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see “Option F” and “Option J” above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in IRAs must begin required minimum distributions (“RMDs”) by April 1 of the year following the year in which they attain age 70½. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70½. We will assist a policyholder with compliance with the RMD requirements.

    Amounts up to the RMD may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See “Surrender Charges.” Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between investment options are available for amounts allocated to any of the variable Annuity Payment Options except Annuity Payment Option M.

Payment Upon Death After Maturity

    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended.

    (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled “Inherited/Stretch Annuity Feature.”)

    If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

    For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.

Variable Account Valuation Procedures

Valuation Date

    A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.	the NYSE is closed or may have closed early;
2.	the SEC has determined that a state of emergency exists; or
3.	on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran’s Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each Valuation Date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Valuation Period

    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

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Accumulation Unit Value

    The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to an investment option. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable net investment factor for the valuation period ending on such Valuation Date. After the first valuation period, the Accumulation Unit Value reflects the cumulative investment experience of that investment option.

Net Investment Factor

    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.

Miscellaneous Provisions

Assignment

    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or grant or trust. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see “Surrenders or Withdrawals Prior to the Contract Maturity Date.” Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option 1.

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral

    Payment of surrender, withdrawal or death proceeds usually will be made in one lump sum within seven days after receipt of the written request by our Annuity Operations Division in good order unless another payment option has been agreed upon by you and us. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Series is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

    Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.

    Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner’s ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Free Look Period

    You have the right to review and return the Contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable law requires) after you receive it and cancel the Contract. You will receive in cash the Contract Value plus any charges made under the Contract as of the date of cancellation. However, if applicable state law requires a return of premium payments, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.

Amendments to Contracts

    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes including changes required in order to maintain tax status as an IRA or qualified plan. Except for changes related to tax status, changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

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Substitution of Fund Shares

    If, in the judgment of PHL Variable’s management, one or more of the funds becomes unsuitable for investment by Contract Owners, we reserve the right to substitute Accumulation Units of another investment option for Accumulation Units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.

Ownership of the Contract

    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

Community and Marital Property States

    If the Contract Owner resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The Contract Owner should consult with legal counsel regarding this designation. Should spousal consent be required, We will not be liable for any consequences resulting from the failure of the Contract Owner to obtain proper consent.

Inherited/Stretch Annuity Feature

    This Contract provides for an Inherited/Stretch Annuity Feature that may be requested by the beneficiary of a deceased Contract Owner’s interest. Under this Feature we will administer the Contract to accommodate an inherited or “stretch” payout. A stretch payout is a method in which the death benefit is paid out over a period of time, which is generally based upon the life expectancy of the beneficiary. By electing a stretch payout, a death benefit beneficiary can “stretch” payments over his or her life expectancy rather than receive the entire death benefit in one lump sum or within five years of the Contract Owner’s death. The amount of each stretch payment will be at least the required minimum distribution (“RMD”) required under the Internal Revenue Code and its accompanying rules and regulations (see “Federal Income Taxes”). Electing a “stretch” payout may provide tax advantages to the beneficiary.

    This Feature is available to an individual or trust beneficiary of an IRA, (including a Roth IRA), or qualified plan or to an individual beneficiary of a non-qualified contract issued by PHL Variable (or its affiliates) or issued by a company unaffiliated with PHL Variable. If the beneficiary of a contract issued by a company unaffiliated with PHL Variable purchases this Phoenix Spectrum Edge® Contract for this Feature, then to the extent not in conflict with the Internal Revenue Code, all contract rights will be available to the purchaser. However, if a beneficiary of this Phoenix Spectrum Edge® Contract elects this Feature, only certain rights will remain with the beneficiary because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have an IRA/qualified or non-qualified contract and whether the beneficiary is an individual or a trust. In no event may additional premiums be added to the deceased Contract Owner’s interest.

    If this Feature is elected, we will assist with the calculation of the RMD and will distribute this calculated amount to the beneficiary. However, it is the responsibility of the beneficiary to ensure that the correct RMD is actually withdrawn from the contract each year.

    The following guidelines will apply when we administer this Feature:

We will assist with the calculation of the RMD each year in accordance with the Code using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account. Fair Market Value is determined using specific Code requirements and the amount may be different than the year-end account value.
With certain limitations, a beneficiary’s share of the death benefit will be distributed over his or her life expectancy, based on IRS tables. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31st of the calendar year following the year of death, the death benefit will be distributed over the life expectancy of the oldest beneficiary.
For a non-qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments will be based on the life expectancy of the deceased Owner at the time of death.
If the beneficiary is a non-natural person under an IRA/qualified plan, and the deceased Owner died after his or her required beginning distribution date, we will use the remaining life expectancy of the deceased to compute remaining payments.
The annual RMD must be withdrawn each year. For a non-qualified contract, the first RMD must be distributed no later than the anniversary of the deceased Owner’s date of death. For IRAs/qualified plans, the first RMD must be distributed on or before December 31st of the calendar year following the year of the deceased’s death.
For an IRA/qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70 and 1/2. In the alternative, the spouse can also add the IRA/qualified plan proceeds to his or her own IRA after which the RMDs must begin when the surviving spouse attains age 70 ½.

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For a non-qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can continue the contract; in this event, RMDs are not required until the death of the surviving spouse. See “Spousal Definition” for further discussion of spousal qualifications.

The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.
In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled “Summary of Expenses” and “Surrender of Contracts and Withdrawals”).
The beneficiary who elects this Feature may continue or change the Investment Options from those that the deceased Owner selected.

    Additional information regarding our administration of this feature is provided in a “Required Minimum Distribution (RMD) Request and Acknowledgment Form,” available upon request. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.

Federal Income Taxes

Introduction

    The contracts are designed for use with retirement plans, including non-qualified plans and qualified plans or Individual Retirement Annuities (IRAs) under the provisions of the Internal Revenue Code of 1986, (within this section, referred to as the “Code”). The ultimate impact of federal income taxes on the amounts held under a contract, premiums paid for the contract, payments received under the contract and on the economic benefits to the policyholder, annuitant or beneficiary depends on our income tax status, on the type of retirement plan (if any) for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate, gift or inheritance taxes or any applicable state, local or other tax laws. Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract either currently or in the future. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the “IRS”). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of annuity contracts, IRAs and qualified plans; if enacted, these changes could be retroactive. We reserve the right to make changes to the contract to assure that it continues to qualify as an annuity, IRA and/or qualified plan for federal income tax purposes. For a discussion of federal income taxes as they relate to any underlying account investment options, please see the prospectuses for these investments.

    Note on Terminology: The Code uses the term “policyholder”, in describing the owner of an Annuity. This section will follow the Code terminology in describing specific provisions of the Code.

Income Tax Status

    We are taxed as a life insurance company under the Code. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company and neither account will be taxed separately under the “regulated investment company” provisions (Subchapter M) of the Code.

    Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. No charge currently will be made to any contract or to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes with respect to such items in the future. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Taxation of Annuities in General—Non-qualified Plans

    Code section 72 governs taxation of annuities. In general, a policyholder (Contract owner) is not taxed on increases in the value of an annuity contract until a distribution is made. However, in certain cases, the increase in value may be subject to tax currently. See “Contracts Owned by Non-Natural Persons,” “Owner Control” and “Diversification Standards” below.

    The policyholder may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the Contract Value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this

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position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

Surrenders or Withdrawals Prior to the Annuity Starting Date or Contract Maturity Date

    Code section 72 provides that a withdrawal or surrender of the contract prior to the annuity starting date or contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the policyholder’s gross income (“after-tax monies”). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the “investment in the contract” on account of a withdrawal or surrender of a contract. This taxable portion is referred to as “gain” or “contract gain”. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract and the amount of the pledge, loan or assignment will be taxed as if received in cash by the policyholder.

Surrenders, Withdrawals, or Annuity Payments On or After the Annuity Starting Date or Contract Maturity Date

    Upon receipt of a lump sum payment under the contract, the policyholder is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each fixed payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. A variable contract may have annuity distribution options under which the payments are fixed or variable.

    Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans or IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

    Withholding of federal income taxes on all distributions may be required unless the policyholder properly elects not to have any amounts withheld and notifies our Operations Division of that election on the required forms and under the required certifications. Certain policyholders cannot make this election.

Partial Annuitization

    If permitted by contract, a policyholder can elect to only designate a portion of the annuity contract as paid as an amount received as an annuity. To qualify, the payments must be paid out over a period of 10 years or more. The portion so designated will be treated as a separate contract for annuity taxation purposes. For purposes of applying the rules for the calculation of the exclusion ratio for annuity distributions, the definitions of “investment in the contract,” “expected return,” and “annuity starting date”, and the provisions for the taxation of distributions from the annuity for amounts received before the contract maturity date, the investment in the contract will be allocated pro rata between each portion of the contract from which amounts are received as an annuity, and the portion of the contract from which amounts are not received as an annuity.

Surrenders or Withdrawals Prior to the Contract Maturity Date

    Code section 72 provides that a withdrawal or surrender of the contract prior to the contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the policyholder’s gross income (“after-tax monies”). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the “investment in the contract” on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

Surrenders or Withdrawals On or After the Contract Maturity Date

    Upon receipt of a lump sum payment under the contract, the policyholder is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

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    Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

    Withholding of federal income taxes on all distributions may be required unless the policyholder properly elects not to have any amounts withheld and notifies our Operations Division of that election on the required forms and under the required certifications. Certain policyholders cannot make this election.

Penalty Tax on Certain Surrenders and Withdrawals—Non-qualified Contracts (Contracts not issued in connection with qualified plans or IRAs)

    Amounts surrendered, withdrawn or distributed before the policyholder/taxpayer reaches age 59½ are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the policyholder (or where the holder is not an individual, the death of the “primary Annuitant,” defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code section 130(d)); (vii) under an immediate annuity contract (as defined in Code section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received without tax penalty.

    Separate tax withdrawal penalties apply to qualified plans and IRAs. See “Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans and IRAs.”

Additional Considerations

Distribution-at-Death Rules

    For a contract issued other than in connection with a qualified plan or an IRA, in order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the policyholder dies on or after the contract Maturity Date, and before the entire interest in the contract has been distributed, the remainder of the policyholder’s interest will be distributed at least as rapidly as the method in effect on the policyholder’s death; and (b) if a policyholder dies before the contract Maturity Date, the policyholder’s entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the policyholder’s date of death. If the beneficiary is the spouse of the holder, the contract may be continued in the name of the spouse as holder. Similar distribution requirements apply to annuity contracts under qualified plans and IRAs.

    If the primary Annuitant, which is not the policyholder, dies before the Maturity Date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the policyholder is not an individual, the death of the primary Annuitant is treated as the death of the holder. When the holder is not an individual, a change in the primary Annuitant is treated as the death of the holder.

    If the policyholder dies on or after the Maturity Date, the remaining payments, if any, under an Annuity Payment Option must be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes and state income taxes may also apply.

    Each beneficiary will need to select the death benefit option from among those set forth in the contract which are applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.

Transfer of Annuity Contracts

    Transfers of contracts for less than full and adequate consideration at the time of such transfer will trigger taxable income on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the policyholder’s income. This provision does not apply to transfers between spouses or transfers incident to a divorce.

Contracts Owned by Non-Natural Persons

    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply

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where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

Section 1035 Exchanges

    Code section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another or the exchange of one annuity contract for a long-term care contract. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyholder by the original insurer and then transmitted from the policyholder to the new insurer. For IRA and qualified plan contracts, the proceeds can be transmitted through the policyholder if specific conditions are met.

    Exchanges are permitted of the entire contract or a portion of the contract. Upon a partial exchange, distributions within twelve (12) months after the exchange are subject to potential additional tax ramifications. Policyholders contemplating exchanges should consult their tax and/or legal advisors.

Multiple Contracts

    Code section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same policyholder during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

Diversification Standards

Diversification Regulations

    Code section 817(h) requires that all contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:

55% in any 1 investment
70% in any 2 investments
80% in any 3 investments
90% in any 4 investments

    A “look-through” rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Owner Control (Investor Control)

    The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which policyholder control of the investments of the Separate Account will cause the policyholder to be treated as the owner of the assets of the Separate Account. It is also critical that the insurance company and not the policyholder have control of the assets held in the separate accounts. A policyholder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a policyholder has too much “investor control” of the assets supporting the separate account funds, then the policyholder may be taxed on the gain in the contract as it is earned.

    In 2003, the IRS issued formal guidance that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. This guidance also states that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the policyholder could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the policyholder to be treated as the owner of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is

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no arrangement, plan, contract, or agreement between the policyholder and us regarding the availability of a particular investment option and, other than the policyholder’s right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion. Please note that this contract may offer more than 20 investment options; however, we believe that this fact alone does not indicate that the investor control requirements have been violated.

    At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should there been additional rules or regulations on this issue, including limitations on the number of underlying funds, transfers between or among underlying funds, exchanges of underlying funds or changes in investment objectives of underlying funds such that the contract would no longer qualify as an annuity for tax purposes, we reserve the right to modify the contract to the extent required to maintain annuity tax treatment.

Diversification Regulations and IRA/Qualified Plans

    Code section 817(h) applies to a variable annuity contract other than a pension plan contract. Qualified plans and IRAs, are defined as pension plan contracts for these purposes. Notwithstanding the exception of IRA/qualified plan contracts from application of the diversification rules, all available investments will be structured to comply with the diversification regulations and investor control limitations because the investments serve as the investment vehicle for non-qualified contracts as well as qualified plan and IRA contracts.

Taxation of Annuities in General—Qualified Plans and IRAs

    The contracts may be used with several types of IRAs and qualified plans including: Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Roth 403(b) contracts, Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans. For purposes of this discussion, all will be treated as qualified plans. The specific tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. We reserve the right at any time to discontinue the availability of this contract for use with some of all of these qualified plans. Participants under such qualified plans as well as policyholders, annuitants and beneficiaries, are reminded that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. Federal or state requirements, including ERISA, may impact the person entitled to death benefits under the contract. Consequently, a policyholder’s named beneficiary designation or elected annuity payment option may not be enforceable.

    The owner of the contract may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the Contract Value. The contract and its amendments, benefits or endorsements (together referred to herein as the “contract”) have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not issued formal guidance concerning whether any particular death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan.

    There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes. While we regard the death benefit guarantees available under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under the contract. IRAs and other qualified contracts generally may not invest in life insurance contracts. There is a risk that IRS may consider these death benefit guarantees “incidental death benefits.” There is a limit on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Distributions from qualified plans eligible to be rolled over to new contracts but which are paid to the policyholder directly generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided if the policyholder arranges for a direct rollover or trustee-to-trustee transfer to another IRA/qualified plan. These mandatory withholding rules apply to all taxable distributions from qualified plans except (a) distributions required under the Code, such as required minimum distributions, (b) substantially equal

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distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions). The mandatory withholding rules do not apply to IRAs, however, a distribution from an IRA is taxable unless the IRA funds are reinvested in another IRA within a statutory time of 60 days.

    The contracts sold by us in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    There are numerous income tax rules governing qualified plans, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. This discussion does not address these plan requirements in detail. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith. Individuals are urged to consult with their own tax or legal advisors.

Tax Sheltered Annuities (“TSAs”), Tax Deferred Annuities (“TDAs”), Section 403(b)

    Code section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.

    Code section 403(b)(11) imposes certain restrictions on a policyholder’s ability to make withdrawals from, or surrenders of, section 403(b) contracts. Specifically, section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 59½, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract. Section 403(b)(11), applies only with respect to distributions from section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.

    If a policyholder requests a distribution due to attaining age 59 ½, separation from service or becoming disabled, the policyholder must follow specific written documentation requirements, in a form acceptable to us, before we can process the distribution.

    If a policyholder requests a distribution as a result of hardship, the employer must specifically authorize the distribution. It is not the responsibility of the contract issuer to monitor compliance with IRS regulations relating to hardship distributions. If a hardship distribution is desired, the policyholder must follow the requirements set forth by the employer and we must receive consent by the employer, in a form acceptable to us, to process the distribution.

    If certain contractual requirements are met, loans may be made available under section 403(b) contracts. A loan from a participant’s Contract Value may be requested only if the contract provides for loans and if the employer specifically permits and authorizes each specific loan. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not the responsibility of the contract issuer to monitor compliance with these requirements. If a loan is desired, the policyholder must follow the requirements set forth by the employer and we must receive consent by the employer, in form acceptable to us, to process the loan.

    If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any withdrawal charge; and (b) 50% of the Contract Value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under section 72(p) of the Code. Amounts borrowed from a Market Value Adjustment (“MVA”) account are subject to the same market value adjustment as applies to transfers from the MVA.

    Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to us.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant’s most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    Under section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

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    As of January 1, 2009, there are new Income Tax Regulations impacting section 403(b) plans, including the requirement that the employer have a written Plan and that the Plan indicate the identity of the providers permitted under the Plan. We are not administrators of section 403(b) Plans; we are providers of annuity contracts authorized under specific Plans. We will exchange required information with the employer and/or authorized plan administrator, upon request. As a result of these regulations and requirements set forth by the employer, we may require additional documentation prior to executing transactions involving contracts issued in connection with section 403(b) plans. These documentation requirements may change from time to time.

Keogh Plans

    The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish “Keoghs” or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS. Annuity contracts may be funding vehicles under a Keogh plan. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Individual Retirement Annuities

    Various sections of the Code permit eligible individuals to contribute to individual retirement programs known as “Traditional IRAs”, “Roth IRAs”, “SEP IRA”, “SARSEP IRA”, “SIMPLE IRA”, and “Deemed IRAs”. Each of these different types of IRAs is subject to limitations on the amount that may be contributed, the timing of contributions, the persons who may be eligible and on the time when distributions shall commence. In addition, distributions from certain other types of qualified plans may be transferred into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements.

Corporate Pension and Profit-Sharing Plans

    Code section 401(a) permits corporate employers to establish various types of retirement plans for employees.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations

    Code section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the policyholder is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.
Tax on Surrenders and Withdrawals from Qualified Plans and IRAs

    In the case of a withdrawal under a qualified plan or IRA, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s after-tax cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans and IRAs, the individual may have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyholder, lifetime withdrawals are received without tax.

    Code section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under section 401, section 403(b) and IRAs other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts distributed are not includable in gross income no tax penalty will be imposed.

    The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the policyholder or Annuitant (as applicable) reaches age 59½; (b) distributions following the death the policyholder or Annuitant (as applicable); (c) distributions attributable to the policyholder or Annuitant (as applicable) being disabled within the meaning of section 72(m)(7), (d) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the policyholder or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such policyholder or Annuitant (as applicable) and his or her designated beneficiary; (e) distributions to a policyholder or Annuitant (as applicable) who has separated from service after he has attained age 55; (f) distributions made on account of an IRS levy on the IRA or

42

plan, (g) distributions made to the policyholder or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code section 213 to the policyholder or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (h) distributions made to an alternate payee pursuant to a qualified domestic relations order; (i) distributions from an IRA for the purchase of medical insurance (as described in section 213(d)(1)(D) of the Code) for the policyholder and spouse and dependents if the certain conditions are met; (j) distributions from IRAs for certain qualified educational expenses of the policyholder, spouse, children or grandchildren; (k) distributions from IRA for qualified first-time home purchase expenses; (l) distributions from retirement plans to individuals called to active military. The exceptions stated in items (e) and (h) above do not apply in the case of an IRA. The exception stated in item (d) applies to an IRA without the requirement that there be a separation from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received from a qualified plan or IRA without tax penalty.

    Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70½ or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA. The required distribution rules do not apply to Roth IRAs. This commencement date is referred to as the “required beginning date.” Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the required amount not distributed.

    The amount that must be distributed is based on Code rules relating to “Required Minimum Distributions.” This RMD takes into consideration the individual’s age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

    An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.

    We are required to file an information return to the IRS, with a copy to the participant, of the total account value of each account. This information return will also indicate if RMDs are required to be taken. We will provide information to each policyholder concerning the RMD computations for his or her annuity contract.

    In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

    Under the after-death RMD rules, if the original policyholder died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner’s death or over a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31st of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner’s estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.

    If the policyholder died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original policyholder. If there was no named contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner’s estate), then the only payment permitted is based on the remaining life expectancy of the original policyholder.

    In all cases, if the beneficiary is the surviving spouse, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date. Each beneficiary will need to select the death benefit option from among those set forth in the contract which are applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.

Withholding and Information Reporting

    We are required to file information returns with the IRS and state taxation authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the policyholder or beneficiary provide certain information, including social security number or tax identification number and current address.

    In addition to information reporting, we are also required to withhold federal income taxes on the taxable portion of any amounts received under the contract unless a valid election is made to not have any withholding or in certain other circumstances. An election of no withholding is not permitted if a correct social security number or other taxpayer identification number is not provided or if the IRS advises that withholding is required. Special withholding rules apply to payments made to nonresident aliens.

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    You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a policyholder can elect out of withholding.

    In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. This ruling is also understood to apply to other nonresident alien policyholders. Although the ruling was directed at a life insurance policy, it may also apply to an annuity contract.

Spousal Definition

    Federal law requires that under the Internal Revenue Code, the special provisions relating to a “spouse” relate only to persons considered as spouses under the Defense of Marriage Act (DOMA), Pub. L. 104-199. Under this Act, same-sex marriages, civil union partners, domestic partners or others in like status currently are not recognized as spouses for purposes of federal law. Therefore, any options afforded by federal tax law to a “spouse “under the Code are currently not available to a same-sex spouse, domestic partner, civil union partner or other in like status. Same-sex spouses, civil union partners, domestic partners and others who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. In the event that federal law is changed concerning treatment of same-sex spouses, civil union partners, domestic partners or other in like status, we will modify our processing accordingly.

Seek Tax Advice

    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Policyholder considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan or IRA.

Sales of Variable Accumulation Contracts

    PHL Variable has designated 1851 Securities, Inc. (“1851”) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. 1851, an affiliate of the PHL Variable, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the PHL Variable and its affiliated companies. PHL Variable or an affiliate reimburses 1851 for expenses 1851 incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). 1851 does not retain any fees under the Contracts; however, 1851 may receive 12b-1 fees from the underlying funds.

    1851’s principal executive offices are located at One American Row, PO Box 5056, Hartford, CT 06102-5056. 1851 is registered as a broker-dealer with the SecuritiesSecurities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

    1851 and PHL Variable enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of PHL Variable under applicable state insurance law and must be licensed to sell variable insurance products. PHL Variable intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

    On September 15, 2010, 1851 became the principal underwriter and distributor for the SEC registered products.

Compensation

    Broker-dealers who have selling agreements with 1851 and PHL Variable are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

    We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker- dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments if up-front compensation is paid to registered representatives and up to 2.5% annually of contract value (if asset based compensation is paid).

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    To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

    This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits PHL Variable may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. PHL Variable may also pay for sales and distribution expenses out of any payments PHL Variable or 1851 may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a surrender charge, proceeds from this charge may be used to reimburse PHL Variable for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

    We have unique arrangements for compensation with select broker-dealer firms based on the firm’s aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.

State Regulation

    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments, which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments, that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports

    Reports showing the contract value will be furnished to you at least annually.

Voting Rights

    As stated above, all of the assets held in an available investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and, as such, have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders’ meeting.

    We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contract owners controlling the vote.

    In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner’s selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series’ fundamental investment policy, owners participating in such series will vote separately on the matter. The number of votes that you have the right to cast will be determined by applying your percentage interest

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in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.

PHL Variable – Legal Proceedings

    We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or investment advisor. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

    State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

    Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

SAI Table of Contents

    The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable Insurance Company. The Table of Contents of the SAI is set forth below:

PHL Variable Insurance Company
Underwriter
Services
Information Sharing Agreements
Performance History/Calculation of Yield and Return
Calculation of Annuity Payments
Experts
Separate Account Financial Statements
Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

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APPENDIX A – Investment Options

    Please note: This information is intended to provide a brief summary of each fund’s investment objective and advisor information. For more detailed information regarding each fund you should consult the fund prospectus which can be found on our website, www.phoenixwm.com, or requested by writing to us at PO Box 8027, Boston, MA 02266-8027 or calling 1-800-541-0171. Not all funds listed here may be currently offered or available with your product. Please refer to the footnotes below and page one of your product prospectus for a list of the funds available with your product.

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Alger Capital Appreciation Portfolio[1,2]	Long term capital appreciation	Fred Alger Management, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Portfolio	To maximize total return consistent with the Adviser’s determination of reasonable risk	AllianceBernstein L.P.
Calvert VP S&P MidCap 400 Index Portfolio	Seeks investment results that correspond to the total return performance of U.S. common stock, as represented by the S&P MidCap 400 Index	Calvert Investment Management, Inc.[3]
		Subadvisor:	Summit Investment Partners, Inc.
DWS Equity 500 Index VIP	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index, which emphasizes stocks of large US companies	Deutsche Investment Management Americas Inc.
		Subadvisor:	Northern Trust Investments, Inc.
DWS Small Cap Index VIP	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies	Deutsche Investment Management Americas Inc.
		Subadvisor:	Northern Trust Investments, Inc.
Federated Fund for U.S. Government Securities II	Current income by investing primarily in U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Management Company
Federated High Income Bond Fund II	High current income by investing in high yield, lower rated corporate bonds	Federated Investment Management Company
Federated Prime Money Fund II	Current income consistent with stability of principal and liquidity	Federated Investment Management Company
Fidelity® VIP Contrafund® Portfolio	Long-term capital appreciation	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity® VIP Growth Opportunities Portfolio	Capital growth	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity® VIP Growth Portfolio	Capital appreciation	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity® VIP Investment Grade Bond Portfolio	As high a level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
		Subadvisor:	Fidelity Investments Money Management, Inc.
Franklin Flex Cap Growth Securities Fund	Capital appreciation	Franklin Advisers, Inc.
Franklin Income Securities Fund	Maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc.
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	Capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	Capital appreciation and some current income	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	Capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	Current income and capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Invesco V.I. Capital Appreciation Fund	Long term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Equity and Income Fund[4]	Capital appreciation and current income	Invesco Advisers, Inc.[8]
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio[1,2]	Long term capital appreciation	Lazard Asset Management LLC
Lord Abbett Series Fund Bond Debenture Portfolio	High current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Growth and Income Portfolio	Long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Mid-Cap Value Portfolio	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace	Lord, Abbett & Co. LLC
Mutual Shares Securities Fund	Capital appreciation with income as a secondary goal	Franklin Mutual Advisers, LLC

A-1

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Neuberger Berman Advisors Management Trust Guardian Portfolio	Long term growth of capital; current income is a secondary goal	Neuberger Berman Management LLC
		Subadvisor:	Neuberger Berman LLC
Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio	Long term capital growth; the Portfolio Manager also may consider a company’s potential for current income prior to selecting it for the Fund.	Neuberger Berman Management LLC
		Subadvisor:	Neuberger Berman LLC
Oppenheimer Capital Appreciation Fund/VA	Seeks capital appreciation by investing in securities of well-known, established companies	OppenheimerFunds, Inc.
Oppenheimer Global Securities Fund/VA	Seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers,, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities	OppenheimerFunds, Inc.
Oppenheimer Main Street Small- & Mid-Cap Fund® / VA5	Capital appreciation	OppenheimerFunds, Inc.
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments.	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the US and no-US governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.	Pacific Investment Management Company LLC
Rydex|SGI VT U.S. Long Short Momentum Fund[1,2]	Seeks long-term capital appreciation.	Security Global Investors
Rydex VT Inverse Government Long Bond Strategy Fund[1,2]	Seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond.	Security Global Investors
Rydex VT Nova Fund[1,2]	Seeks to provide investment results that match the performance of its benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500 Index.	Security Global Investors
Sentinel Variable Products Balanced Fund	Seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value	Sentinel Asset Management, Inc.
Sentinel Variable Products Bond Fund	Seeks high current income while seeking to control risk	Sentinel Asset Management, Inc.
Sentinel Variable Products Common Stock Fund	Seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole	Sentinel Asset Management, Inc.
Sentinel Variable Products Mid Cap Fund	Seeks growth of capital	Sentinel Asset Management, Inc.
Sentinel Variable Products Small Company Fund	Seeks growth of capital	Sentinel Asset Management, Inc.
Templeton Developing Markets Securities Fund	Long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign Securities Fund	Long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth Securities Fund	Long-term capital growth	Templeton Global Advisors Limited
Virtus Capital Growth Series	Long-term growth of capital.	Virtus Investment Advisers, Inc.
		Subadvisor:	SCM Advisors LLC
Virtus Growth & Income Series	Capital appreciation and current income	Virtus Investment Advisers, Inc.
Virtus Multi-Sector Fixed Income Series	Long-term total return	Virtus Investment Advisers, Inc.
		Subadvisor:	Goodwin Capital Advisers, Inc.

A-2

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Virtus Small-Cap Growth Series	Long-term capital growth	Virtus Investment Advisers, Inc.
		Subadvisor:	Kayne Anderson Rudnick Investment Management LLC
Virtus Small-Cap Value Series	Long-term capital appreciation.	Virtus Investment Advisers, Inc.
		Subadvisor:	Kayne Anderson Rudnick Investment Management LLC
Virtus Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk	Virtus Investment Advisers, Inc.
		Subadvisor(s):	Goodwin Capital Advisers, Inc. (fixed income portion) Virtus Investment Advisers, Inc. (equity portion)
Virtus International Series	High total return consistent with reasonable risk	Virtus Investment Advisers, Inc.
		Subadvisor:	Aberdeen Asset Management Inc.
Virtus Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis	Virtus Investment Advisers, Inc.
		Subadvisor:	Duff & Phelps Investment Management Company
Wanger International	Long-term growth of capital	Columbia Wanger Asset Management, L.L.C..
Wanger International Select	Long-term growth of capital	Columbia Wanger Asset Management, L.L.C.
Wanger Select	Long-term growth of capital	Columbia Wanger Asset Management, L.L.C.
Wanger USA	Long-term growth of capital	Columbia Wanger Asset Management, L.L.C..
[1]	This fund was closed to new investors on May 1, 2006.
[2]	Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.
[3]	Investment Adviser name change effective April 30, 2011. Previously known as Calvert Asset Management Company, Inc. Growth ETF Asset Allocation Portfolio. Investment Adviser change effective the same date from Phoenix Variable Advisors, Inc. to ALPS Advisors, Inc.
[4]	Name change effective June 1, 2010. Previously known as Van Kampen UIF Equity and Income Portfolio. Investment Adviser change effective the same date from Morgan Stanley Investment Management Inc. to Invesco Advisers, Inc.
[5]	Name change effective April 30, 2011. Previously known as Oppenheimer Main Street Small-Cap Fund®/VA.

A-3

APPENDIX B – Deductions for Taxes – Qualified and Non-qualified Annuity Contracts

State	Upon Premium Payment	Upon Annuitization	Non-qualified	Qualified
California		X	2.35%	0.50%
Florida[3]		X	1.00	1.00
Maine	X		2.00
Nevada		X	3.50
South Dakota	X		1.25[1]
Texas		X	0.04[2]	0.04
West Virginia		X	1.00	1.00
Wyoming		X	1.00
Commonwealth of Puerto Rico		X	1.00	1.00
NOTE:	The above tax deduction rates are as of January 1, 2011. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see “Deductions and Charges—Tax.”

[1]	South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.
[2]	Texas charges an insurance department “maintenance fee” of .04% on annuity considerations, but the department allows this to be paid upon annuitization.
[3]	Florida, while imposing a tax, grants exemption from the tax if the insurer can show the savings from the exemption is passed on to Florida policy owners.

B-1

APPENDIX C – Financial Highlights

    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information (“SAI”). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

PHL Variable Insurance Company
Annuity Operations Division
PO Box 8027
Boston, MA 02266-8027

Death Benefit Option 1 Contracts

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Alger Capital Appreciation Portfolio – Class I-2 Shares
From 07/01/2002* To 12/31/2002	$2.000	$1.339	97
From 01/01/2003 To 12/31/2003	$1.339	$1.782	464
From 01/01/2004 To 12/31/2004	$1.782	$1.904	678
From 01/01/2005 To 12/31/2005	$1.904	$2.151	530
From 01/01/2006 To 12/31/2006	$2.151	$2.534	576
From 01/01/2007 To 12/31/2007	$2.534	$3.341	500
From 01/01/2008 To 12/31/2008	$3.341	$1.810	401
From 01/01/2009 To 12/31/2009	$1.810	$2.701	2,047
From 01/01/2010 To 12/31/2010	$2.701	$3.042	232
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
From 03/24/2008* To 12/31/2008	$1.000	$0.747	29
From 01/01/2009 To 12/31/2009	$0.747	$0.918	1,379
From 01/01/2010 To 12/31/2010	$0.918	$1.000	367
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
From 01/01/2009 To 12/31/2009	$0.630	$0.940	981
From 01/01/2010 To 12/31/2010	$0.940	$1.169	141
DWS Equity 500 Index VIP – Class A
From 05/16/2002* To 12/31/2002	$2.000	$1.559	239
From 01/01/2003 To 12/31/2003	$1.559	$1.972	2,261
From 01/01/2004 To 12/31/2004	$1.972	$2.154	3,172
From 01/01/2005 To 12/31/2005	$2.154	$2.227	6,049
From 01/01/2006 To 12/31/2006	$2.227	$2.540	12,236
From 01/01/2007 To 12/31/2007	$2.540	$2.641	13,537
From 01/01/2008 To 12/31/2008	$2.641	$1.639	13,014
From 01/01/2009 To 12/31/2009	$1.639	$2.045	42
From 01/01/2010 To 12/31/2010	$2.045	$2.316	10,684
DWS Small Cap Index VIP – Class A
From 03/24/2008* To 12/31/2008	$1.000	$0.734	3
From 01/01/2009 To 12/31/2009	$0.734	$0.917	94
From 01/01/2010 To 12/31/2010	$0.917	$1.145	38
Federated Fund for U.S. Government Securities II
From 06/12/2002* To 12/31/2002	$2.000	$2.135	942
From 01/01/2003 To 12/31/2003	$2.135	$2.158	9,479
From 01/01/2004 To 12/31/2004	$2.158	$2.208	18,507
From 01/01/2005 To 12/31/2005	$2.208	$2.225	28,379
From 01/01/2006 To 12/31/2006	$2.225	$2.288	39,897
From 01/01/2007 To 12/31/2007	$2.288	$2.401	42,844
From 01/01/2008 To 12/31/2008	$2.401	$2.473	35,311
From 01/01/2009 To 12/31/2009	$2.473	$2.569	277
From 01/01/2010 To 12/31/2010	$2.569	$2.668	26,959

C-1

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Federated High Income Bond Fund II – Primary Shares
From 06/12/2002* To 12/31/2002	$2.000	$1.993	58
From 01/01/2003 To 12/31/2003	$1.993	$2.405	775
From 01/01/2004 To 12/31/2004	$2.405	$2.623	1,026
From 01/01/2005 To 12/31/2005	$2.623	$2.660	910
From 01/01/2006 To 12/31/2006	$2.660	$2.910	980
From 01/01/2007 To 12/31/2007	$2.910	$2.972	1,012
From 01/01/2008 To 12/31/2008	$2.972	$2.172	711
From 01/01/2009 To 12/31/2009	$2.172	$3.279	413
From 01/01/2010 To 12/31/2010	$3.279	$3.715	516
Federated Prime Money Fund II
From 01/22/2010* To 12/31/2010	$1.000	$0.988	17,449
Fidelity® VIP Contrafund® Portfolio – Service Class
From 05/16/2002* To 12/31/2002	$2.000	$1.836	336
From 01/01/2003 To 12/31/2003	$1.836	$2.327	2,198
From 01/01/2004 To 12/31/2004	$2.237	$2.650	2,997
From 01/01/2005 To 12/31/2005	$2.650	$3.058	4,141
From 01/01/2006 To 12/31/2006	$3.058	$3.370	4,876
From 01/01/2007 To 12/31/2007	$3.370	$3.910	4,797
From 01/01/2008 To 12/31/2008	$3.910	$2.216	3,079
From 01/01/2009 To 12/31/2009	$2.216	$2.969	298
From 01/01/2010 To 12/31/2010	$2.969	$3.433	1,955
Fidelity® VIP Growth Opportunities Portfolio – Service Class
From 08/27/2002* To 12/31/2002	$2.000	$1.568	35
From 01/01/2003 To 12/31/2003	$1.568	$2.007	171
From 01/01/2004 To 12/31/2004	$2.007	$2.122	357
From 01/01/2005 To 12/31/2005	$2.122	$2.281	2,718
From 01/01/2006 To 12/31/2006	$2.281	$2.372	8,853
From 01/01/2007 To 12/31/2007	$2.372	$2.882	16,583
From 01/01/2008 To 12/31/2008	$2.882	$1.279	18,389
From 01/01/2009 To 12/31/2009	$1.279	$1.841	423
From 01/01/2010 To 12/31/2010	$1.841	$2.248	15,517
Fidelity® VIP Growth Portfolio – Service Class
From 06/21/2002* To 12/31/2002	$2.000	$1.396	135
From 01/01/2003 To 12/31/2003	$1.396	$1.830	2,254
From 01/01/2004 To 12/31/2004	$1.830	$1.867	5,500
From 01/01/2005 To 12/31/2005	$1.867	$1.948	6,732
From 01/01/2006 To 12/31/2006	$1.948	$2.053	6,223
From 01/01/2007 To 12/31/2007	$2.053	$2.572	5,619
From 01/01/2008 To 12/31/2008	$2.572	$1.340	5,297
From 01/01/2009 To 12/31/2009	$1.340	$1.696	328
From 01/01/2010 To 12/31/2010	$1.696	$2.078	4,110
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
From 01/26/2007* To 12/31/2007	$1.000	$1.033	9,572
From 01/01/2008 To 12/31/2008	$1.033	$0.986	10,221
From 01/01/2009 To 12/31/2009	$0.986	$1.127	1,077
From 01/01/2010 To 12/31/2010	$1.127	$1.198	8,181
Franklin Flex Cap Growth Securities Fund – Class 2
From 01/01/2010 To 12/31/2010	$0.955	$1.096	3

C-2

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Franklin Income Securities Fund – Class 2
From 04/28/2006* To 12/31/2006	$1.000	$1.111	558
From 01/01/2007 To 12/31/2007	$1.111	$1.138	3,998
From 01/01/2008 To 12/31/2008	$1.138	$0.791	4,176
From 01/01/2009 To 12/31/2009	$0.791	$1.059	943
From 01/01/2010 To 12/31/2010	$1.059	$1.178	3,242
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.047	7,443
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.025	4,983
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.040	5,288
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.011	3,456
Invesco V.I. Capital Appreciation Fund – Series I Shares
From 07/15/2002* to 12/31/2002	$2.000	$1.535	95
From 01/01/2003 to 12/31/2003	$1.535	$1.963	2,410
From 01/01/2004 To 12/31/2004	$1.963	$2.067	5,219
From 01/01/2005 To 12/31/2005	$2.067	$2.221	8,311
From 01/01/2006 To 12/31/2006	$2.221	$2.332	12,579
From 01/01/2007 To 12/31/2007	$2.332	$2.579	13,120
From 01/01/2008 To 12/31/2008	$2.579	$1.465	12,679
From 01/01/2009 To 12/31/2009	$1.465	$1.751	2,489
From 01/01/2010 To 12/31/2010	$1.751	$1.997	10,859
Invesco V.I. Core Equity Fund – Series I Shares
From 04/21/2006* To 12/31/2006	$1.000	$1.087	6,049
From 01/01/2007 To 12/31/2007	$1.087	$1.160	5,569
From 01/01/2008 To 12/31/2008	$1.160	$0.800	4,852
From 01/01/2009 To 12/31/2009	$0.800	$1.014	2,774
From 01/01/2010 To 12/31/2010	$1.014	$1.097	3,859
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
From 01/01/2004 To 12/31/2004	$2.000	$1.016	1,278
From 01/01/2005 To 12/31/2005	$1.016	$1.080	1,138
From 01/01/2006 To 12/31/2006	$1.080	$1.187	1,015
From 01/01/2007 To 12/31/2007	$1.187	$1.284	880
From 01/01/2008 To 12/31/2008	$1.284	$0.906	637
From 01/01/2009 To 12/31/2009	$0.906	$1.165	2,888
From 01/01/2010 To 12/31/2010	$1.165	$1.313	394
Invesco Van Kampen V.I. Equity and Income Fund – Class II
From 01/01/2007 To 12/31/2007	$1.074	$1.095	62
From 01/01/2008 To 12/31/2008	$1.095	$0.836	77
From 01/01/2009 To 12/31/2009	$0.836	$1.011	2,961
From 01/01/2010 To 12/31/2010	$1.011	$1.118	100
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
From 04/29/2005* To 12/31/2005	$0.979	$1.093	672
From 01/01/2006 To 12/31/2006	$1.093	$1.253	581
From 01/01/2007 To 12/31/2007	$1.253	$1.148	468
From 01/01/2008 To 12/31/2008	$1.148	$0.720	384
From 01/01/2009 To 12/31/2009	$0.720	$1.086	1,094
From 01/01/2010 To 12/31/2010	$1.086	$1.327	222

C-3

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 04/29/2005* To 12/31/2005	$0.978	$1.022	2,830
From 01/01/2006 To 12/31/2006	$1.022	$1.103	2,659
From 01/01/2007 To 12/31/2007	$1.103	$1.157	2,643
From 01/01/2008 To 12/31/2008	$1.157	$0.942	1,946
From 01/01/2009 To 12/31/2009	$0.942	$1.249	1,001
From 01/01/2010 To 12/31/2010	$1.249	$1.386	884
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 04/21/2005* To 12/31/2005	$0.984	$1.049	36,684
From 01/01/2006 To 12/31/2006	$1.049	$1.215	47,408
From 01/01/2007 To 12/31/2007	$1.215	$1.241	63,021
From 01/01/2008 To 12/31/2008	$1.241	$0.779	59,793
From 01/01/2009 To 12/31/2009	$0.779	$0.915	13
From 01/01/2010 To 12/31/2010	$0.915	$1.060	49,672
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
From 04/15/2005* To 12/31/2005	$0.953	$1.082	3,214
From 01/01/2006 To 12/31/2006	$1.082	$1.199	2,736
From 01/01/2007 To 12/31/2007	$1.199	$1.191	2,526
From 01/01/2008 To 12/31/2008	$1.191	$0.713	1,937
From 01/01/2009 To 12/31/2009	$0.713	$0.892	104
From 01/01/2010 To 12/31/2010	$0.892	$1.105	1,557
Mutual Shares Securities Fund – Class 2
From 06/12/2002* To 12/31/2002	$2.000	$1.794	79
From 01/01/2003 To 12/31/2003	$1.794	$2.217	477
From 01/01/2004 To 12/31/2004	$2.217	$2.466	716
From 01/01/2005 To 12/31/2005	$2.466	$2.692	893
From 01/01/2006 To 12/31/2006	$2.692	$3.147	1,173
From 01/01/2007 To 12/31/2007	$3.147	$3.216	2,496
From 01/01/2008 To 12/31/2008	$3.216	$1.997	2,377
From 01/01/2009 To 12/31/2009	$1.997	$2.486	770
From 01/01/2010 To 12/31/2010	$2.486	$2.730	1,848
Neuberger Berman AMT Guardian Portfolio – S Class
From 04/28/2006* To 12/31/2006	$1.000	$1.056	313
From 01/01/2007 To 12/31/2007	$1.056	$1.117	9,977
From 01/01/2008 To 12/31/2008	$1.117	$0.691	10,421
From 01/01/2009 To 12/31/2009	$0.691	$0.884	1,417
From 01/01/2010 To 12/31/2010	$0.884	$1.038	9,116
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
From 01/01/2009 To 12/31/2009	$0.490	$0.693	1,407
From 01/01/2010 To 12/31/2010	$0.693	$0.819	24
Oppenheimer Capital Appreciation Fund/VA – Service Shares
From 04/28/2006* To 12/31/2006	$1.000	$1.016	19
From 01/01/2007 To 12/31/2007	$1.016	$1.143	125
From 01/01/2008 To 12/31/2008	$1.143	$0.613	93
From 01/01/2009 To 12/31/2009	$0.613	$0.873	565
From 01/01/2010 To 12/31/2010	$0.873	$0.941	116
Oppenheimer Global Securities Fund/VA – Service Shares
From 04/28/2006* To 12/31/2006	$1.000	$1.064	214
From 01/01/2007 To 12/31/2007	$1.064	$1.114	225
From 01/01/2008 To 12/31/2008	$1.114	$0.656	257
From 01/01/2009 To 12/31/2009	$0.656	$0.903	458
From 01/01/2010 To 12/31/2010	$0.903	$1.032	217

C-4

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
From 04/28/2006* To 12/31/2006	$1.000	$0.998	29
From 01/01/2007 To 12/31/2007	$0.998	$0.972	8,338
From 01/01/2008 To 12/31/2008	$0.972	$0.595	9,298
From 01/01/2009 To 12/31/2009	$0.595	$0.805	124
From 01/01/2010 To 12/31/2010	$0.805	$0.978	7,820
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 04/28/2006* To 12/31/2006	$1.000	$0.952	37
From 01/01/2007 To 12/31/2007	$0.952	$1.158	5,487
From 01/01/2008 To 12/31/2008	$1.158	$0.642	5,428
From 01/01/2009 To 12/31/2009	$0.642	$0.897	1,762
From 01/01/2010 To 12/31/2010	$0.897	$1.101	5,374
PIMCO Real Return Portfolio – Advisor Class
From 04/28/2006* To 12/31/2006	$1.000	$1.015	165
From 01/01/2007 To 12/31/2007	$1.015	$1.108	227
From 01/01/2008 To 12/31/2008	$1.108	$1.016	1,822
From 01/01/2009 To 12/31/2009	$1.016	$1.186	1,926
From 01/01/2010 To 12/31/2010	$1.186	$1.265	504
PIMCO Total Return Portfolio – Advisor Class
From 04/28/2006* To 12/31/2006	$1.000	$1.033	584
From 01/01/2007 To 12/31/2007	$1.033	$1.108	875
From 01/01/2008 To 12/31/2008	$1.108	$1.146	1,992
From 01/01/2009 To 12/31/2009	$1.146	$1.289	1,776
From 01/01/2010 To 12/31/2010	$1.289	$1.375	1,929
Rydex VT Inverse Government Long Bond Strategy Fund
From 06/30/2003* To 12/31/2003	$2.000	$1.052	466
From 01/01/2004 To 12/31/2004	$1.052	$0.928	827
From 01/01/2005 To 12/31/2005	$0.928	$0.868	856
From 01/01/2006 To 12/31/2006	$0.868	$0.927	708
From 01/01/2007 To 12/31/2007	$0.927	$0.874	706
From 01/01/2008 To 12/31/2008	$0.874	$0.602	551
From 01/01/2009 To 12/31/2009	$0.602	$0.710	1,108
From 01/01/2010 To 12/31/2010	$0.710	$0.612	535
Rydex VT Nova Fund
From 06/03/2003* To 12/31/2003	$2.000	$1.215	102
From 01/01/2004 To 12/31/2004	$1.215	$1.376	241
From 01/01/2005 To 12/31/2005	$1.376	$1.412	276
From 01/01/2006 To 12/31/2006	$1.412	$1.663	181
From 01/01/2007 To 12/31/2007	$1.663	$1.661	165
From 01/01/2008 To 12/31/2008	$1.661	$0.747	144
From 01/01/2009 To 12/31/2009	$0.747	$0.999	1,169
From 01/01/2010 To 12/31/2010	$0.999	$1.184	91
Rydex|SGI VT U.S. Long Short Momentum Fund
From 06/03/2003* To 12/31/2003	$2.000	$1.153	532
From 01/01/2004 To 12/31/2004	$1.153	$1.260	609
From 01/01/2005 To 12/31/2005	$1.260	$1.415	829
From 01/01/2006 To 12/31/2006	$1.415	$1.557	589
From 01/01/2007 To 12/31/2007	$1.557	$1.887	448
From 01/01/2008 To 12/31/2008	$1.887	$1.104	180
From 01/01/2009 To 12/31/2009	$1.104	$1.388	1,321
From 01/01/2010 To 12/31/2010	$1.388	$1.525	118

C-5

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Sentinel Variable Products Balanced Fund
From 01/01/2008 To 12/31/2008	$1.017	$0.764	324
From 01/01/2009 To 12/31/2009	$0.764	$0.916	14
From 01/01/2010 To 12/31/2010	$0.916	$1.015	2,107
Sentinel Variable Products Bond Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.020	358
From 01/01/2008 To 12/31/2008	$1.020	$1.042	2,895
From 01/01/2009 To 12/31/2009	$1.042	$1.143	15
From 01/01/2010 To 12/31/2010	$1.143	$1.211	2,304
Sentinel Variable Products Common Stock Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.023	1,267
From 01/01/2008 To 12/31/2008	$1.023	$0.676	4,427
From 01/01/2009 To 12/31/2009	$0.676	$0.853	38
From 01/01/2010 To 12/31/2010	$0.853	$0.976	4,415
Sentinel Variable Products Mid Cap Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.078	42
From 01/01/2008 To 12/31/2008	$1.078	$0.574	213
From 01/01/2009 To 12/31/2009	$0.574	$0.740	28
From 01/01/2010 To 12/31/2010	$0.740	$0.903	363
Sentinel Variable Products Small Company Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.005	283
From 01/01/2008 To 12/31/2008	$1.005	$0.672	539
From 01/01/2009 To 12/31/2009	$0.672	$0.844	15
From 01/01/2010 To 12/31/2010	$0.844	$1.031	632
Templeton Developing Markets Securities Fund – Class 2
From 01/01/2008 To 12/31/2008	$1.358	$0.634	956
From 01/01/2009 To 12/31/2009	$0.634	$1.081	575
From 01/01/2010 To 12/31/2010	$1.081	$1.256	1,049
Templeton Foreign Securities Fund – Class 2
From 07/01/2002* To 12/31/2002	$2.000	$1.640	117
From 01/01/2003 To 12/31/2003	$1.640	$2.142	903
From 01/01/2004 To 12/31/2004	$2.142	$2.507	1,678
From 01/01/2005 To 12/31/2005	$2.507	$2.727	2,385
From 01/01/2006 To 12/31/2006	$2.727	$3.271	2,261
From 01/01/2007 To 12/31/2007	$3.271	$3.729	2,049
From 01/01/2008 To 12/31/2008	$3.729	$2.196	1,754
From 01/01/2009 To 12/31/2009	$2.196	$2.971	591
From 01/01/2010 To 12/31/2010	$2.971	$3.181	1,095
Templeton Growth Securities Fund – Class 2
From 06/25/2002* To 12/31/2002	$2.000	$1.640	216
From 01/01/2003 To 12/31/2003	$1.640	$2.139	845
From 01/01/2004 To 12/31/2004	$2.139	$2.451	1,106
From 01/01/2005 To 12/31/2005	$2.451	$2.635	1,203
From 01/01/2006 To 12/31/2006	$2.635	$3.170	1,080
From 01/01/2007 To 12/31/2007	$3.170	$3.204	2,126
From 01/01/2008 To 12/31/2008	$3.204	$1.825	2,120
From 01/01/2009 To 12/31/2009	$1.825	$2.362	697
From 01/01/2010 To 12/31/2010	$2.362	$2.505	1,588

C-6

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Capital Growth Series
From 05/16/2002* To 12/31/2002	$2.000	$1.499	218
From 01/01/2003 To 12/31/2003	$1.499	$1.873	1,033
From 01/01/2004 To 12/31/2004	$1.873	$1.941	1,249
From 01/01/2005 To 12/31/2005	$1.941	$1.988	969
From 01/01/2006 To 12/31/2006	$1.988	$2.027	3,637
From 01/01/2007 To 12/31/2007	$2.027	$2.216	3,349
From 01/01/2008 To 12/31/2008	$2.216	$1.296	3,107
From 01/01/2009 To 12/31/2009	$1.296	$1.663	4,579
From 01/01/2010 To 12/31/2010	$1.663	$1.887	2,425
Virtus Growth and Income Series
From 07/16/2002* To 12/31/2002	$2.000	$1.556	148
From 01/01/2003 To 12/31/2003	$1.556	$1.959	2,728
From 01/01/2004 To 12/31/2004	$1.959	$2.137	6,957
From 01/01/2005 To 12/31/2005	$2.137	$2.212	10,346
From 01/01/2006 To 12/31/2006	$2.212	$2.560	13,291
From 01/01/2007 To 12/31/2007	$2.560	$2.696	13,501
From 01/01/2008 To 12/31/2008	$2.696	$1.732	12,258
From 01/01/2009 To 12/31/2009	$1.732	$2.113	4,266
From 01/01/2010 To 12/31/2010	$2.113	$2.354	11,796
Virtus International Series
From 07/16/2002* To 12/31/2002	$2.000	$1.722	66
From 01/01/2003 To 12/31/2003	$1.722	$2.243	378
From 01/01/2004 To 12/31/2004	$2.243	$2.675	873
From 01/01/2005 To 12/31/2005	$2.675	$3.132	1,710
From 01/01/2006 To 12/31/2006	$3.132	$3.940	24,499
From 01/01/2007 To 12/31/2007	$3.940	$4.472	29,768
From 01/01/2008 To 12/31/2008	$4.472	$2.694	27,458
From 01/01/2009 To 12/31/2009	$2.694	$3.722	4,837
From 01/01/2010 To 12/31/2010	$3.722	$4.170	21,868
Virtus Multi-Sector Fixed Income Series
From 06/25/2002* To 12/31/2002	$2.000	$2.168	292
From 01/01/2003 To 12/31/2003	$2.168	$2.453	1,618
From 01/01/2004 To 12/31/2004	$2.453	$2.587	4,586
From 01/01/2005 To 12/31/2005	$2.587	$2.601	6,264
From 01/01/2006 To 12/31/2006	$2.601	$2.744	7,068
From 01/01/2007 To 12/31/2007	$2.744	$2.810	9,566
From 01/01/2008 To 12/31/2008	$2.810	$2.278	9,029
From 01/01/2009 To 12/31/2009	$2.278	$3.152	11,265
From 01/01/2010 To 12/31/2010	$3.152	$3.559	6,425
Virtus Real Estate Securities Series
From 06/12/2002* To 12/31/2002	$2.000	$2.263	187
From 01/01/2003 To 12/31/2003	$2.263	$3.090	946
From 01/01/2004 To 12/31/2004	$3.090	$4.111	1,648
From 01/01/2005 To 12/31/2005	$4.111	$4.672	2,773
From 01/01/2006 To 12/31/2006	$4.672	$6.324	3,986
From 01/01/2007 To 12/31/2007	$6.324	$5.264	4,746
From 01/01/2008 To 12/31/2008	$5.264	$3.281	4,433
From 01/01/2009 To 12/31/2009	$3.281	$4.183	4,654
From 01/01/2010 To 12/31/2010	$4.183	$5.287	3,438

C-7

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Small-Cap Growth Series
From 10/01/2002* To 12/31/2002	$2.000	$2.007	13
From 01/01/2003 To 12/31/2003	$2.007	$3.040	551
From 01/01/2004 To 12/31/2004	$3.040	$3.066	1,255
From 01/01/2005 To 12/31/2005	$3.066	$3.501	1,581
From 01/01/2006 To 12/31/2006	$3.501	$4.130	1,948
From 01/01/2007 To 12/31/2007	$4.130	$4.735	1,690
From 01/01/2008 To 12/31/2008	$4.735	$2.575	1,526
From 01/01/2009 To 12/31/2009	$2.575	$3.112	11,397
From 01/01/2010 To 12/31/2010	$3.112	$3.489	1,573
Virtus Small-Cap Value Series
From 06/03/2002* To 12/31/2002	$2.000	$1.924	143
From 01/01/2003 To 12/31/2003	$1.924	$2.733	491
From 01/01/2004 To 12/31/2004	$2.733	$3.311	1,365
From 01/01/2005 To 12/31/2005	$3.311	$3.513	1,953
From 01/01/2006 To 12/31/2006	$3.513	$4.050	2,919
From 01/01/2007 To 12/31/2007	$4.050	$3.916	3,358
From 01/01/2008 To 12/31/2008	$3.916	$2.401	3,172
From 01/01/2009 To 12/31/2009	$2.401	$2.866	9,984
From 01/01/2010 To 12/31/2010	$2.866	$3.323	7,930
Virtus Strategic Allocation Series
From 05/16/2002* To 12/31/2002	$2.000	$1.768	161
From 01/01/2003 To 12/31/2003	$1.768	$2.093	956
From 01/01/2004 To 12/31/2004	$2.093	$2.221	1,199
From 01/01/2005 To 12/31/2005	$2.221	$2.233	1,095
From 01/01/2006 To 12/31/2006	$2.233	$2.485	927
From 01/01/2007 To 12/31/2007	$2.485	$2.600	883
From 01/01/2008 To 12/31/2008	$2.600	$1.914	721
From 01/01/2009 To 12/31/2009	$1.914	$2.354	12,215
From 01/01/2010 To 12/31/2010	$2.354	$2.631	577
Wanger International
From 06/12/2002* To 12/31/2002	$2.000	$1.733	263
From 01/01/2003 To 12/31/2003	$1.733	$2.547	1,899
From 01/01/2004 To 12/31/2004	$2.547	$3.277	3,249
From 01/01/2005 To 12/31/2005	$3.277	$3.933	4,071
From 01/01/2006 To 12/31/2006	$3.933	$5.327	4,778
From 01/01/2007 To 12/31/2007	$5.327	$6.118	5,422
From 01/01/2008 To 12/31/2008	$6.118	$3.287	5,005
From 01/01/2009 To 12/31/2009	$3.287	$4.861	28,724
From 01/01/2010 To 12/31/2010	$4.861	$5.997	3,560
Wanger International Select
From 08/01/2002* To 12/31/2002	$2.000	$1.732	17
From 01/01/2003 To 12/31/2003	$1.732	$2.416	113
From 01/01/2004 To 12/31/2004	$2.416	$2.967	250
From 01/01/2005 To 12/31/2005	$2.967	$3.411	435
From 01/01/2006 To 12/31/2006	$3.411	$4.581	523
From 01/01/2007 To 12/31/2007	$4.581	$5.509	583
From 01/01/2008 To 12/31/2008	$5.509	$3.028	505
From 01/01/2009 To 12/31/2009	$3.028	$3.974	17,918
From 01/01/2010 To 12/31/2010	$3.974	$4.791	315

C-8

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Wanger Select
From 06/12/2002* To 12/31/2002	$2.000	$1.920	42
From 01/01/2003 To 12/31/2003	$1.920	$2.479	315
From 01/01/2004 To 12/31/2004	$2.479	$2.921	593
From 01/01/2005 To 12/31/2005	$2.921	$3.187	936
From 01/01/2006 To 12/31/2006	$3.187	$3.767	983
From 01/01/2007 To 12/31/2007	$3.767	$4.069	1,087
From 01/01/2008 To 12/31/2008	$4.069	$2.047	855
From 01/01/2009 To 12/31/2009	$2.047	$3.359	24,781
From 01/01/2010 To 12/31/2010	$3.359	$4.198	489
Wanger USA
From 05/16/2002* To 12/31/2002	$2.000	$1.748	358
From 01/01/2003 To 12/31/2003	$1.748	$2.473	1,579
From 01/01/2004 To 12/31/2004	$2.473	$2.889	2,432
From 01/01/2005 To 12/31/2005	$2.889	$3.174	2,554
From 01/01/2006 To 12/31/2006	$3.174	$3.382	2,387
From 01/01/2007 To 12/31/2007	$3.382	$3.519	2,241
From 01/01/2008 To 12/31/2008	$3.519	$2.096	1,745
From 01/01/2009 To 12/31/2009	$2.096	$2.944	55,759
From 01/01/2010 To 12/31/2010	$2.944	$3.586	1,088

*Date subaccount began operations.

Death Benefit Option 2 Contracts

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
AIM V.I. Capital Appreciation Fund – Series I Shares
From 7/15/02* to 12/31/02	$2.000	$1.535	95
From 1/1/03 to 12/31/03	$1.535	$1.963	2,410
From 1/1/04 to 12/31/04	$1.963	$2.067	5,219
From 1/1/05 to 12/31/05	$2.067	$2.221	8,311
From 1/1/06 to 12/31/06	$2.221	$2.332	12,579
From 1/1/07 to 12/31/07	$2.332	$2.579	13,120
From 1/1/08 to 12/31/08	$2.579	$1.465	12,679
From 1/1/09 to 12/31/09	$1.465	$1.751	2,489
AIM V.I. Core Equity Fund – Series I Shares
From 4/21/06* to 12/31/06	$1.000	$1.087	6,049
From 1/1/07 to 12/31/07	$1.087	$1.160	5,569
From 1/1/08 to 12/31/08	$1.160	$0.800	4,852
From 1/1/09 to 12/31/09	$0.800	$1.014	2,774
AIM V.I. Mid Cap Core Equity Fund – Series I Shares
From 1/1/04* to 12/31/04	$2.000	$1.016	1,278
From 1/1/05 to 12/31/05	$1.016	$1.080	1,138
From 1/1/06 to 12/31/06	$1.080	$1.187	1,015
From 1/1/07 to 12/31/07	$1.187	$1.284	880
From 1/1/08 to 12/31/08	$1.284	$0.906	637
From 1/1/09 to 12/31/09	$0.906	$1.165	2,888

C-9

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Alger Capital Appreciation Portfolio – Class I-2 Shares
From 7/1/02* to 12/31/02	$2.000	$1.339	97
From 1/1/03 to 12/31/03	$1.339	$1.782	464
From 1/1/04 to 12/31/04	$1.782	$1.904	678
From 1/1/05 to 12/31/05	$1.904	$2.151	530
From 1/1/06 to 12/31/06	$2.151	$2.534	576
From 1/1/07 to 12/31/07	$2.534	$3.341	500
From 1/1/08 to 12/31/08	$3.341	$1.810	401
From 1/1/09 to 12/31/09	$1.810	$2.701	2,047
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
From 3/24/08 to 12/31/08*	$1.000	$0.747	29
From 1/1/09 to 12/31/09	$0.747	$0.918	1,379
DWS Equity 500 Index Fund VIP – Class A
From 5/16/02* to 12/31/02	$2.000	$1.559	239
From 1/1/03 to 12/31/03	$1.559	$1.972	2,261
From 1/1/04 to 12/31/04	$1.972	$2.154	3,172
From 1/1/05 to 12/31/05	$2.154	$2.227	6,049
From 1/1/06 to 12/31/06	$2.227	$2.540	12,236
From 1/1/07 to 12/31/07	$2.540	$2.641	13,537
From 1/1/08 to 12/31/08	$2.641	$1.639	13,014
From 1/1/09 to 12/31/09	$1.639	$2.045	42
DWS Small Cap Index VIP – Class A
From 3/24/08 to 12/31/08*	$1.000	$0.734	3
From 1/1/09 to 12/31/09	$0.734	$0.917	94
Federated Fund for U.S. Government Securities II
From 6/12/02* to 12/31/02	$2.000	$2.135	942
From 1/1/03 to 12/31/03	$2.135	$2.158	9,479
From 1/1/04 to 12/31/04	$2.158	$2.208	18,507
From 1/1/05 to 12/31/05	$2.208	$2.225	28,379
From 1/1/06 to 12/31/06	$2.225	$2.288	39,897
From 1/1/07 to 12/31/07	$2.288	$2.401	42,844
From 1/1/08 to 12/31/08	$2.401	$2.473	35,311
From 1/1/09 to 12/31/09	$2.473	$2.569	277
Federated High Income Bond Fund II – Primary Shares
From 6/12/02* to 12/31/02	$2.000	$1.993	58
From 1/1/03 to 12/31/03	$1.993	$2.405	775
From 1/1/04 to 12/31/04	$2.405	$2.623	1,026
From 1/1/05 to 12/31/05	$2.623	$2.660	910
From 1/1/06 to 12/31/06	$2.660	$2.910	980
From 1/1/07 to 12/31/07	$2.910	$2.972	1,012
From 1/1/08 to 12/31/08	$2.972	$2.172	711
From 1/1/09 to 12/31/09	$2.172	$3.279	413
Fidelity® VIP Contrafund® Portfolio – Service Class
From 5/16/02* to 12/31/02	$2.000	$1.836	336
From 1/1/03 to 12/31/03	$1.836	$2.327	2,198
From 1/1/04 to 12/31/04	$2.237	$2.650	2,997
From 1/1/05 to 12/31/05	$2.650	$3.058	4,141
From 1/1/06 to 12/31/06	$3.058	$3.370	4,876
From 1/1/07 to 12/31/07	$3.370	$3.910	4,797
From 1/1/08 to 12/31/08	$3.910	$2.216	3,079
From 1/1/09 to 12/31/09	$2.216	$2.969	298

C-10

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Fidelity® VIP Growth Opportunities Portfolio – Service Class
From 8/27/02* to 12/31/02	$2.000	$1.568	35
From 1/1/03 to 12/31/03	$1.568	$2.007	171
From 1/1/04 to 12/31/04	$2.007	$2.122	357
From 1/1/05 to 12/31/05	$2.122	$2.281	2,718
From 1/1/06 to 12/31/06	$2.281	$2.372	8,853
From 1/1/07 to 12/31/07	$2.372	$2.882	16,583
From 1/1/08 to 12/31/08	$2.882	$1.279	18,389
From 1/1/09 to 12/31/09	$1.279	$1.841	423
Fidelity® VIP Growth Portfolio – Service Class
From 6/21/02* to 12/31/02	$2.000	$1.396	135
From 1/1/03 to 12/31/03	$1.396	$1.830	2,254
From 1/1/04 to 12/31/04	$1.830	$1.867	5,500
From 1/1/05 to 12/31/05	$1.867	$1.948	6,732
From 1/1/06 to 12/31/06	$1.948	$2.053	6,223
From 1/1/07 to 12/31/07	$2.053	$2.572	5,619
From 1/1/08 to 12/31/08	$2.572	$1.340	5,297
From 1/1/09 to 12/31/09	$1.340	$1.696	328
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
From 1/26/07 to 12/31/07	$1.000	$1.033	9,572
From 1/1/08 to 12/31/08	$1.033	$0.986	10,221
From 1/1/09 to 12/31/09	$0.986	$1.127	1,077
Franklin Income Securities Fund – Class 2
From 4/28/06* to 12/31/06	$1.000	$1.111	558
From 1/1/07 to 12/31/07	$1.111	$1.138	3,998
From 1/1/08 to 12/31/08	$1.138	$0.791	4,176
From 1/1/09 to 12/31/09	$0.791	$1.059	943
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
From 4/29/05* to 12/31/05	$0.979	$1.093	672
From 1/1/06 to 12/31/06	$1.093	$1.253	581
From 1/1/07 to 12/31/07	$1.253	$1.148	468
From 1/1/08 to 12/31/08	$1.148	$0.720	384
From 1/1/09 to 12/31/09	$0.720	$1.086	1,094
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 4/29/05* to 12/31/05	$0.978	$1.022	2,830
From 1/1/06 to 12/31/06	$1.022	$1.103	2,659
From 1/1/07 to 12/31/07	$1.103	$1.157	2,643
From 1/1/08 to 12/31/08	$1.157	$0.942	1,946
From 1/1/09 to 12/31/09	$0.942	$1.249	1,001
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 4/21/05* to 12/31/05	$0.984	$1.049	36,684
From 1/1/06 to 12/31/06	$1.049	$1.215	47,408
From 1/1/07 to 12/31/07	$1.215	$1.241	63,021
From 1/1/08 to 12/31/08	$1.241	$0.779	59,793
From 1/1/09 to 12/31/09	$0.779	$0.915	13
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
From 4/15/05* to 12/31/05	$0.953	$1.082	3,214
From 1/1/06 to 12/31/06	$1.082	$1.199	2,736
From 1/1/07 to 12/31/07	$1.199	$1.191	2,526
From 1/1/08 to 12/31/08	$1.191	$0.713	1,937
From 1/1/09 to 12/31/09	$0.713	$0.892	104

C-11

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Mutual Shares Securities Fund – Class 2
From 6/12/02* to 12/31/02	$2.000	$1.794	79
From 1/1/03 to 12/31/03	$1.794	$2.217	477
From 1/1/04 to 12/31/04	$2.217	$2.466	716
From 1/1/05 to 12/31/05	$2.466	$2.692	893
From 1/1/06 to 12/31/06	$2.692	$3.147	1,173
From 1/1/07 to 12/31/07	$3.147	$3.216	2,496
From 1/1/08 to 12/31/08	$3.216	$1.997	2,377
From 1/1/09 to 12/31/09	$1.997	$2.486	770
Neuberger Berman AMT Guardian Portfolio – S Class
From 4/28/06* to 12/31/06	$1.000	$1.056	313
From 1/1/07 to 12/31/07	$1.056	$1.117	9,977
From 1/1/08 to 12/31/08	$1.117	$0.691	10,421
From 1/1/09 to 12/31/09	$0.691	$0.884	1,417
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
From 1/1/09 to 12/31/09	$0.490	$0.693	1,407
Oppenheimer Capital Appreciation Fund/VA – Service Shares
From 4/28/06* to 12/31/06	$1.000	$1.016	19
From 1/1/07 to 12/31/07	$1.016	$1.143	125
From 1/1/08 to 12/31/08	$1.143	$0.613	93
From 1/1/09 to 12/31/09	$0.613	$0.873	565
Oppenheimer Global Securities Fund/VA – Service Shares
From 4/28/06* to 12/31/06	$1.000	$1.064	214
From 1/1/07 to 12/31/07	$1.064	$1.114	225
From 1/1/08 to 12/31/08	$1.114	$0.656	257
From 1/1/09 to 12/31/09	$0.656	$0.903	458
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
From 4/28/06* to 12/31/06	$1.000	$0.998	29
From 1/1/07 to 12/31/07	$0.998	$0.972	8,338
From 1/1/08 to 12/31/08	$0.972	$0.595	9,298
From 1/1/09 to 12/31/09	$0.595	$0.805	124
Phoenix Capital Growth Series
From 5/16/02* to 12/31/02	$2.000	$1.499	218
From 1/1/03 to 12/31/03	$1.499	$1.873	1,033
From 1/1/04 to 12/31/04	$1.873	$1.941	1,249
From 1/1/05 to 12/31/05	$1.941	$1.988	969
From 1/1/06 to 12/31/06	$1.988	$2.027	3,637
From 1/1/07 to 12/31/07	$2.027	$2.216	3,349
From 1/1/08 to 12/31/08	$2.216	$1.296	3,107
From 1/1/09 to 12/31/09	$1.296	$1.663	4,579
Phoenix Dynamic Asset Allocation Series: Aggressive Growth
From 2/3/06* to 12/31/06	$1.000	$1.113	4,314
From 1/1/07 to 12/31/07	$1.113	$1.192	7,350
From 1/1/08 to 12/31/08	$1.192	$0.727	6,697
From 1/1/09 to 12/31/09	$0.727	$0.915	7,123
Phoenix Dynamic Asset Allocation Series: Growth
From 2/3/06* to 12/31/06	$1.000	$1.087	1,616
From 1/1/07 to 12/31/07	$1.087	$1.163	4,669
From 1/1/08 to 12/31/08	$1.163	$0.779	4,459
From 1/1/09 to 12/31/09	$0.779	$0.952	9,200

C-12

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Phoenix Dynamic Asset Allocation Series: Moderate
From 2/3/06* to 12/31/06	$1.000	$1.045	469
From 1/1/07 to 12/31/07	$1.045	$1.114	546
From 1/1/08 to 12/31/08	$1.114	$0.926	746
From 1/1/09 to 12/31/09	$0.926	$1.031	8,861
Phoenix Dynamic Asset Allocation Series: Moderate Growth
From 2/3/06* to 12/31/06	$1.000	$1.076	1,361
From 1/1/07 to 12/31/07	$1.076	$1.152	4,100
From 1/1/08 to 12/31/08	$1.152	$0.847	3,585
From 1/1/09 to 12/31/09	$0.847	$0.992	8,991
Phoenix Growth and Income Series
From 7/16/02* to 12/31/02	$2.000	$1.556	148
From 1/1/03 to 12/31/03	$1.556	$1.959	2,728
From 1/1/04 to 12/31/04	$1.959	$2.137	6,957
From 1/1/05 to 12/31/05	$2.137	$2.212	10,346
From 1/1/06 to 12/31/06	$2.212	$2.560	13,291
From 1/1/07 to 12/31/07	$2.560	$2.696	13,501
From 1/1/08 to 12/31/08	$2.696	$1.732	12,258
From 1/1/09 to 12/31/09	$1.732	$2.113	4,266
Phoenix Mid-Cap Growth Series
From 7/1/02* to 12/31/02	$2.000	$1.362	81
From 1/1/03 to 12/31/03	$1.362	$1.733	498
From 1/1/04 to 12/31/04	$1.733	$1.827	763
From 1/1/05 to 12/31/05	$1.827	$1.879	540
From 1/1/06 to 12/31/06	$1.879	$1.932	605
From 1/1/07 to 12/31/07	$1.932	$2.324	746
From 1/1/08 to 12/31/08	$2.324	$1.297	648
From 1/1/09 to 12/31/09	$1.297	$1.670	3,520
Phoenix Mid-Cap Value Series
From 6/3/02* to 12/31/02	$2.000	$1.922	265
From 1/1/03 to 12/31/03	$1.922	$2.676	1,215
From 1/1/04 to 12/31/04	$2.676	$3.181	2,167
From 1/1/05 to 12/31/05	$3.181	$3.384	3,210
From 1/1/06 to 12/31/06	$3.384	$3.841	4,372
From 1/1/07 to 12/31/07	$3.841	$3.868	6,265
From 1/1/08 to 12/31/08	$3.868	$2.466	5,782
From 1/1/09 to 12/31/09	$2.466	$3.230	4,417
Phoenix Money Market Series
From 7/11/02* to 12/31/02	$2.000	$2.004	181
From 1/1/03 to 12/31/03	$2.004	$1.992	2,256
From 1/1/04 to 12/31/04	$1.992	$1.983	4,191
From 1/1/05 to 12/31/05	$1.983	$2.009	6,184
From 1/1/06 to 12/31/06	$2.009	$2.071	7,986
From 1/1/07 to 12/31/07	$2.071	$2.145	9,376
From 1/1/08 to 12/31/08	$2.145	$2.166	11,206
From 1/1/09 to 12/31/09	$2.166	$2.140	5,216

C-13

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Phoenix Multi-Sector Fixed Income Series
From 6/25/02* to 12/31/02	$2.000	$2.168	292
From 1/1/03 to 12/31/03	$2.168	$2.453	1,618
From 1/1/04 to 12/31/04	$2.453	$2.587	4,586
From 1/1/05 to 12/31/05	$2.587	$2.601	6,264
From 1/1/06 to 12/31/06	$2.601	$2.744	7,068
From 1/1/07 to 12/31/07	$2.744	$2.810	9,566
From 1/1/08 to 12/31/08	$2.810	$2.278	9,029
From 1/1/09 to 12/31/09	$2.278	$3.152	11,265
Phoenix Multi-Sector Short Term Bond Series
From 6/16/03* to 12/31/03	$2.000	$1.022	854
From 1/1/04 to 12/31/04	$1.022	$1.063	3,487
From 1/1/05 to 12/31/05	$1.063	$1.064	4,209
From 1/1/06 to 12/31/06	$1.064	$1.111	3,423
From 1/1/07 to 12/31/07	$1.111	$1.141	3,708
From 1/1/08 to 12/31/08	$1.141	$0.999	3,086
From 1/1/09 to 12/31/09	$0.999	$1.303	12,175
Phoenix Small-Cap Growth Series
From 10/1/02* to 12/31/02	$2.000	$2.007	13
From 1/1/03 to 12/31/03	$2.007	$3.040	551
From 1/1/04 to 12/31/04	$3.040	$3.066	1,255
From 1/1/05 to 12/31/05	$3.066	$3.501	1,581
From 1/1/06 to 12/31/06	$3.501	$4.130	1,948
From 1/1/07 to 12/31/07	$4.130	$4.735	1,690
From 1/1/08 to 12/31/08	$4.735	$2.575	1,526
From 1/1/09 to 12/31/09	$2.575	$3.112	11,397
Phoenix Small-Cap Value Series
From 6/3/02* to 12/31/02	$2.000	$1.924	143
From 1/1/03 to 12/31/03	$1.924	$2.733	491
From 1/1/04 to 12/31/04	$2.733	$3.311	1,365
From 1/1/05 to 12/31/05	$3.311	$3.513	1,953
From 1/1/06 to 12/31/06	$3.513	$4.050	2,919
From 1/1/07 to 12/31/07	$4.050	$3.916	3,358
From 1/1/08 to 12/31/08	$3.916	$2.401	3,172
From 1/1/09 to 12/31/09	$2.401	$2.866	9,984
Phoenix Strategic Allocation Series
From 5/16/02* to 12/31/02	$2.000	$1.768	161
From 1/1/03 to 12/31/03	$1.768	$2.093	956
From 1/1/04 to 12/31/04	$2.093	$2.221	1,199
From 1/1/05 to 12/31/05	$2.221	$2.233	1,095
From 1/1/06 to 12/31/06	$2.233	$2.485	927
From 1/1/07 to 12/31/07	$2.485	$2.600	883
From 1/1/08 to 12/31/08	$2.600	$1.914	721
From 1/1/09 to 12/31/09	$1.914	$2.354	12,215

C-14

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Phoenix-Aberdeen International Series
From 7/16/02* to 12/31/02	$2.000	$1.722	66
From 1/1/03 to 12/31/03	$1.722	$2.243	378
From 1/1/04 to 12/31/04	$2.243	$2.675	873
From 1/1/05 to 12/31/05	$2.675	$3.132	1,710
From 1/1/06 to 12/31/06	$3.132	$3.940	24,499
From 1/1/07 to 12/31/07	$3.940	$4.472	29,768
From 1/1/08 to 12/31/08	$4.472	$2.694	27,458
From 1/1/09 to 12/31/09	$2.694	$3.722	4,837
Phoenix-Duff & Phelps Real Estate Securities Series
From 6/12/02* to 12/31/02	$2.000	$2.263	187
From 1/1/03 to 12/31/03	$2.263	$3.090	946
From 1/1/04 to 12/31/04	$3.090	$4.111	1,648
From 1/1/05 to 12/31/05	$4.111	$4.672	2,773
From 1/1/06 to 12/31/06	$4.672	$6.324	3,986
From 1/1/07 to 12/31/07	$6.324	$5.264	4,746
From 1/1/08 to 12/31/08	$5.264	$3.281	4,433
From 1/1/09 to 12/31/09	$3.281	$4.183	4,654
Phoenix-Van Kampen Comstock Series
From 6/27/02* to 12/31/02	$2.000	$1.589	251
From 1/1/03 to 12/31/03	$1.589	$1.944	739
From 1/1/04 to 12/31/04	$1.944	$2.168	2,795
From 1/1/05 to 12/31/05	$2.168	$2.257	2,305
From 1/1/06 to 12/31/06	$2.257	$2.694	1,967
From 1/1/07 to 12/31/07	$2.694	$2.602	1,740
From 1/1/08 to 12/31/08	$2.602	$1.651	1,161
From 1/1/09 to 12/31/09	$1.651	$2.119	3,929
Phoenix-Van Kampen Equity 500 Index Series
From 8/1/02* to 12/31/02	$2.000	$1.531	25
From 1/1/03 to 12/31/03	$1.531	$1.908	128
From 1/1/04 to 12/31/04	$1.908	$2.070	239
From 1/1/05 to 12/31/05	$2.070	$2.120	249
From 1/1/06 to 12/31/06	$2.120	$2.391	1,343
From 1/1/07 to 12/31/07	$2.391	$2.476	1,266
From 1/1/08 to 12/31/08	$2.476	$1.533	1,088
From 1/1/09 to 12/31/09	$1.533	$1.910	6,873
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 4/28/06* to 12/31/06	$1.000	$0.952	37
From 1/1/07 to 12/31/07	$0.952	$1.158	5,487
From 1/1/08 to 12/31/08	$1.158	$0.642	5,428
From 1/1/09 to 12/31/09	$0.642	$0.897	1,762
PIMCO Real Return Portfolio – Advisor Class
From 4/28/06* to 12/31/06	$1.000	$1.015	165
From 1/1/07 to 12/31/07	$1.015	$1.108	227
From 1/1/08 to 12/31/08	$1.108	$1.016	1,822
From 1/1/09 to 12/31/09	$1.016	$1.186	1,926
PIMCO Total Return Portfolio – Advisor Class
From 4/28/06* to 12/31/06	$1.000	$1.033	584
From 1/1/07 to 12/31/07	$1.033	$1.108	875
From 1/1/08 to 12/31/08	$1.108	$1.146	1,992
From 1/1/09 to 12/31/09	$1.146	$1.289	1,776

C-15

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Rydex Variable Trust All-Cap Opportunity Fund
From 6/3/03* to 12/31/03	$2.000	$1.153	532
From 1/1/04 to 12/31/04	$1.153	$1.260	609
From 1/1/05 to 12/31/05	$1.260	$1.415	829
From 1/1/06 to 12/31/06	$1.415	$1.557	589
From 1/1/07 to 12/31/07	$1.557	$1.887	448
From 1/1/08 to 12/31/08	$1.887	$1.104	180
From 1/1/09 to 12/31/09	$1.104	$1.388	1,321
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
From 6/30/03* to 12/31/03	$2.000	$1.052	466
From 1/1/04 to 12/31/04	$1.052	$0.928	827
From 1/1/05 to 12/31/05	$0.928	$0.868	856
From 1/1/06 to 12/31/06	$0.868	$0.927	708
From 1/1/07 to 12/31/07	$0.927	$0.874	706
From 1/1/08 to 12/31/08	$0.874	$0.602	551
From 1/1/09 to 12/31/09	$0.602	$0.710	1,108
Rydex Variable Trust Nova Fund
From 6/3/03* to 12/31/03	$2.000	$1.215	102
From 1/1/04 to 12/31/04	$1.215	$1.376	241
From 1/1/05 to 12/31/05	$1.376	$1.412	276
From 1/1/06 to 12/31/06	$1.412	$1.663	181
From 1/1/07 to 12/31/07	$1.663	$1.661	165
From 1/1/08 to 12/31/08	$1.661	$0.747	144
From 1/1/09 to 12/31/09	$0.747	$0.999	1,169
Sentinel Variable Products Balanced Fund
From 1/1/08 to 12/31/08	$1.017	$0.764	324
From 1/1/09 to 12/31/09	$0.764	$0.916	14
Sentinel Variable Products Bond Fund
From 9/7/07 to 12/31/07	$1.000	$1.020	358
From 1/1/08 to 12/31/08	$1.020	$1.042	2,895
From 1/1/09 to 12/31/09	$1.042	$1.143	15
Sentinel Variable Products Common Stock Fund
From 9/7/07 to 12/31/07	$1.000	$1.023	1,267
From 1/1/08 to 12/31/08	$1.023	$0.676	4,427
From 1/1/09 to 12/31/09	$0.676	$0.853	38
Sentinel Variable Products Mid Cap Growth Fund
From 9/7/07 to 12/31/07	$1.000	$1.078	42
From 1/1/08 to 12/31/08	$1.078	$0.574	213
From 1/1/09 to 12/31/09	$0.574	$0.740	28
Sentinel Variable Products Small Company Fund
From 9/7/07 to 12/31/07	$1.000	$1.005	283
From 1/1/08 to 12/31/08	$1.005	$0.672	539
From 1/1/09 to 12/31/09	$0.672	$0.844	15
Summit S&P MidCap 400 Index Portfolio – Class I Shares
From 1/1/09 to 12/31/09	$0.630	$0.940	981
Templeton Developing Markets Securities Fund – Class 2
From 1/1/08 to 12/31/08	$1.358	$0.634	956
From 1/1/09 to 12/31/09	$0.634	$1.081	575

C-16

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Templeton Foreign Securities Fund – Class 2
From 7/1/02* to 12/31/02	$2.000	$1.640	117
From 1/1/03 to 12/31/03	$1.640	$2.142	903
From 1/1/04 to 12/31/04	$2.142	$2.507	1,678
From 1/1/05 to 12/31/05	$2.507	$2.727	2,385
From 1/1/06 to 12/31/06	$2.727	$3.271	2,261
From 1/1/07 to 12/31/07	$3.271	$3.729	2,049
From 1/1/08 to 12/31/08	$3.729	$2.196	1,754
From 1/1/09 to 12/31/09	$2.196	$2.971	591
Templeton Growth Securities Fund – Class 2
From 6/25/02* to 12/31/02	$2.000	$1.640	216
From 1/1/03 to 12/31/03	$1.640	$2.139	845
From 1/1/04 to 12/31/04	$2.139	$2.451	1,106
From 1/1/05 to 12/31/05	$2.451	$2.635	1,203
From 1/1/06 to 12/31/06	$2.635	$3.170	1,080
From 1/1/07 to 12/31/07	$3.170	$3.204	2,126
From 1/1/08 to 12/31/08	$3.204	$1.825	2,120
From 1/1/09 to 12/31/09	$1.825	$2.362	697
Van Kampen UIF Equity and Income Portfolio – Class II
From 1/1/07 to 12/31/07	$1.074	$1.095	62
From 1/1/08 to 12/31/08	$1.095	$0.836	77
From 1/1/09 to 12/31/09	$0.836	$1.011	2,961
Wanger International
From 6/12/02* to 12/31/02	$2.000	$1.733	263
From 1/1/03 to 12/31/03	$1.733	$2.547	1,899
From 1/1/04 to 12/31/04	$2.547	$3.277	3,249
From 1/1/05 to 12/31/05	$3.277	$3.933	4,071
From 1/1/06 to 12/31/06	$3.933	$5.327	4,778
From 1/1/07 to 12/31/07	$5.327	$6.118	5,422
From 1/1/08 to 12/31/08	$6.118	$3.287	5,005
From 1/1/09 to 12/31/09	$3.287	$4.861	28,724
Wanger International Select
From 8/1/02* to 12/31/02	$2.000	$1.732	17
From 1/1/03 to 12/31/03	$1.732	$2.416	113
From 1/1/04 to 12/31/04	$2.416	$2.967	250
From 1/1/05 to 12/31/05	$2.967	$3.411	435
From 1/1/06 to 12/31/06	$3.411	$4.581	523
From 1/1/07 to 12/31/07	$4.581	$5.509	583
From 1/1/08 to 12/31/08	$5.509	$3.028	505
From 1/1/09 to 12/31/09	$3.028	$3.974	17,918
Wanger Select
From 6/12/02* to 12/31/02	$2.000	$1.920	42
From 1/1/03 to 12/31/03	$1.920	$2.479	315
From 1/1/04 to 12/31/04	$2.479	$2.921	593
From 1/1/05 to 12/31/05	$2.921	$3.187	936
From 1/1/06 to 12/31/06	$3.187	$3.767	983
From 1/1/07 to 12/31/07	$3.767	$4.069	1,087
From 1/1/08 to 12/31/08	$4.069	$2.047	855
From 1/1/09 to 12/31/09	$2.047	$3.359	24,781

C-17

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Wanger USA
From 5/16/02* to 12/31/02	$2.000	$1.748	358
From 1/1/03 to 12/31/03	$1.748	$2.473	1,579
From 1/1/04 to 12/31/04	$2.473	$2.889	2,432
From 1/1/05 to 12/31/05	$2.889	$3.174	2,554
From 1/1/06 to 12/31/06	$3.174	$3.382	2,387
From 1/1/07 to 12/31/07	$3.382	$3.519	2,241
From 1/1/08 to 12/31/08	$3.519	$2.096	1,745
From 1/1/09 to 12/31/09	$2.096	$2.944	55,759

*Date subaccount began operations.

Death Benefit Option 3 Contracts

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Alger Capital Appreciation Portfolio – Class I-2 Shares
From 01/02/2003* To 12/31/2003	$2.000	$1.776	28
From 01/01/2004 To 12/31/2004	$1.776	$1.895	40
From 01/01/2005 To 12/31/2005	$1.895	$2.138	24
From 01/01/2006 To 12/31/2006	$2.138	$2.514	40
From 01/01/2007 To 12/31/2007	$2.514	$3.310	32
From 01/01/2008 To 12/31/2008	$3.310	$1.791	22
From 01/01/2009 To 12/31/2009	$1.791	$2.668	201
From 01/01/2010 To 12/31/2010	$2.668	$3.000	21
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
From 01/01/2010 To 12/31/2010	$0.916	$0.996	31
DWS Equity 500 Index VIP – Class A
From 06/21/2002* To 12/31/2002	$2.000	$1.556	26
From 01/01/2003 To 12/31/2003	$1.556	$1.966	156
From 01/01/2004 To 12/31/2004	$1.966	$2.144	247
From 01/01/2005 To 12/31/2005	$2.144	$2.213	562
From 01/01/2006 To 12/31/2006	$2.213	$2.521	1,176
From 01/01/2007 To 12/31/2007	$2.521	$2.617	1,201
From 01/01/2008 To 12/31/2008	$2.617	$1.622	1,107
From 01/01/2009 To 12/31/2009	$1.622	$2.020	35
From 01/01/2010 To 12/31/2010	$2.020	$2.285	872
Federated Fund for U.S. Government Securities II
From 06/03/2002* To 12/31/2002	$2.000	$2.131	100
From 01/01/2003 To 12/31/2003	$2.131	$2.151	739
From 01/01/2004 To 12/31/2004	$2.151	$2.198	1,558
From 01/01/2005 To 12/31/2005	$2.198	$2.211	2,389
From 01/01/2006 To 12/31/2006	$2.211	$2.270	3,638
From 01/01/2007 To 12/31/2007	$2.270	$2.379	3,770
From 01/01/2008 To 12/31/2008	$2.379	$2.446	2,981
From 01/01/2009 To 12/31/2009	$2.446	$2.538	63
From 01/01/2010 To 12/31/2010	$2.538	$2.631	2,086

C-18

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Federated High Income Bond Fund II – Primary Shares
From 02/13/2003* To 12/31/2003	$2.000	$2.397	51
From 01/01/2004 To 12/31/2004	$2.397	$2.611	285
From 01/01/2005 To 12/31/2005	$2.611	$2.643	278
From 01/01/2006 To 12/31/2006	$2.643	$2.888	270
From 01/01/2007 To 12/31/2007	$2.888	$2.945	136
From 01/01/2008 To 12/31/2008	$2.945	$2.149	304
From 01/01/2009 To 12/31/2009	$2.149	$3.239	65
From 01/01/2010 To 12/31/2010	$3.239	$3.664	200
Federated Prime Money Fund II
From 01/22/2010* To 12/31/2010	$1.000	$0.987	1,737
Fidelity® VIP Contrafund® Portfolio – Service Class
From 05/23/2002* To 12/31/2002	$2.000	$1.833	2
From 01/01/2003 To 12/31/2003	$1.833	$2.319	42
From 01/01/2004 To 12/31/2004	$2.319	$2.638	78
From 01/01/2005 To 12/31/2005	$2.638	$3.039	164
From 01/01/2006 To 12/31/2006	$3.039	$3.344	210
From 01/01/2007 To 12/31/2007	$3.344	$3.874	210
From 01/01/2008 To 12/31/2008	$3.874	$2.192	172
From 01/01/2009 To 12/31/2009	$2.192	$2.932	65
From 01/01/2010 To 12/31/2010	$2.932	$3.386	110
Fidelity® VIP Growth Opportunities Portfolio – Service Class
From 06/03/2002* To 12/31/2002	$2.000	$1.565	3
From 01/01/2003 To 12/31/2003	$1.565	$2.001	15
From 01/01/2004 To 12/31/2004	$2.001	$2.112	31
From 01/01/2005 To 12/31/2005	$2.112	$2.267	272
From 01/01/2006 To 12/31/2006	$2.267	$2.354	862
From 01/01/2007 To 12/31/2007	$2.354	$2.856	918
From 01/01/2008 To 12/31/2008	$2.856	$1.265	1,001
From 01/01/2009 To 12/31/2009	$1.265	$1.818	75
From 01/01/2010 To 12/31/2010	$1.818	$2.217	750
Fidelity® VIP Growth Portfolio – Service Class
From 05/16/2002* To 12/31/2002	$2.000	$1.394	39
From 01/01/2003 To 12/31/2003	$1.394	$1.825	214
From 01/01/2004 To 12/31/2004	$1.825	$1.858	457
From 01/01/2005 To 12/31/2005	$1.858	$1.936	576
From 01/01/2006 To 12/31/2006	$1.936	$2.037	573
From 01/01/2007 To 12/31/2007	$2.037	$2.548	533
From 01/01/2008 To 12/31/2008	$2.548	$1.326	578
From 01/01/2009 To 12/31/2009	$1.326	$1.675	70
From 01/01/2010 To 12/31/2010	$1.675	$2.049	317
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
From 01/26/2007* To 12/31/2007	$1.000	$1.032	231
From 01/01/2008 To 12/31/2008	$1.032	$0.983	226
From 01/01/2009 To 12/31/2009	$0.983	$1.122	111
From 01/01/2010 To 12/31/2010	$1.122	$1.191	157
Franklin Flex Cap Growth Securities Fund – Class 2
From 01/01/2010 To 12/31/2010	$0.953	$1.091	19

C-19

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Franklin Income Securities Fund – Class 2
From 04/28/2006* To 12/31/2006	$1.000	$1.110	69
From 01/01/2007 To 12/31/2007	$1.110	$1.135	119
From 01/01/2008 To 12/31/2008	$1.135	$0.787	136
From 01/01/2009 To 12/31/2009	$0.787	$1.053	105
From 01/01/2010 To 12/31/2010	$1.053	$1.170	135
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.047	698
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.024	124
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.040	357
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.011	135
Invesco V.I. Capital Appreciation Fund – Series I Shares
From 06/03/2002* To 12/31/2002	$2.000	$1.532	43
From 01/01/2003 To 12/31/2003	$1.532	$1.957	268
From 01/01/2004 To 12/31/2004	$1.957	$2.057	469
From 01/01/2005 To 12/31/2005	$2.057	$2.208	724
From 01/01/2006 To 12/31/2006	$2.208	$2.314	1,132
From 01/01/2007 To 12/31/2007	$2.314	$2.556	1,129
From 01/01/2008 To 12/31/2008	$2.556	$1.449	1,138
From 01/01/2009 To 12/31/2009	$1.449	$1.730	205
From 01/01/2010 To 12/31/2010	$1.730	$1.970	901
Invesco V.I. Core Equity Fund – Series I Shares
From 04/21/2006* To 12/31/2006	$1.000	$1.085	513
From 01/01/2007 To 12/31/2007	$1.085	$1.157	500
From 01/01/2008 To 12/31/2008	$1.157	$0.797	448
From 01/01/2009 To 12/31/2009	$0.797	$1.008	238
From 01/01/2010 To 12/31/2010	$1.008	$1.089	306
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
From 01/01/2004 To 12/31/2004	$2.000	$1.016	250
From 01/01/2005 To 12/31/2005	$1.016	$1.078	432
From 01/01/2006 To 12/31/2006	$1.078	$1.183	508
From 01/01/2007 To 12/31/2007	$1.183	$1.278	474
From 01/01/2008 To 12/31/2008	$1.278	$0.901	466
From 01/01/2009 To 12/31/2009	$0.901	$1.156	239
From 01/01/2010 To 12/31/2010	$1.156	$1.301	377
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
From 04/29/2005* To 12/31/2005	$0.979	$1.092	13
From 01/01/2006 To 12/31/2006	$1.092	$1.250	13
From 01/01/2007 To 12/31/2007	$1.250	$1.143	14
From 01/01/2008 To 12/31/2008	$1.143	$0.716	15
From 01/01/2009 To 12/31/2009	$0.716	$1.078	115
From 01/01/2010 To 12/31/2010	$1.078	$1.315	10

C-20

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 04/29/2005* To 12/31/2005	$0.978	$1.021	389
From 01/01/2006 To 12/31/2006	$1.021	$1.021	298
From 01/01/2007 To 12/31/2007	$1.021	$1.152	235
From 01/01/2008 To 12/31/2008	$1.152	$0.937	202
From 01/01/2009 To 12/31/2009	$0.937	$1.240	81
From 01/01/2010 To 12/31/2010	$1.240	$1.374	106
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 04/15/2005* To 12/31/2005	$0.968	$1.048	2,738
From 01/01/2006 To 12/31/2006	$1.048	$1.212	3,895
From 01/01/2007 To 12/31/2007	$1.212	$1.236	4,070
From 01/01/2008 To 12/31/2008	$1.236	$0.775	3,909
From 01/01/2009 To 12/31/2009	$0.775	$0.908	10
From 01/01/2010 To 12/31/2010	$0.908	$1.051	3,041
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
From 04/15/2005* To 12/31/2005	$0.953	$1.081	336
From 01/01/2006 To 12/31/2006	$1.081	$1.196	336
From 01/01/2007 To 12/31/2007	$1.196	$1.186	323
From 01/01/2008 To 12/31/2008	$1.186	$0.709	266
From 01/01/2009 To 12/31/2009	$0.709	$0.886	36
From 01/01/2010 To 12/31/2010	$0.886	$1.095	211
Mutual Shares Securities Fund – Class 2
From 07/01/2002* To 12/31/2002	$2.000	$1.791	19
From 01/01/2003 To 12/31/2003	$1.791	$2.210	51
From 01/01/2004 To 12/31/2004	$2.210	$2.454	73
From 01/01/2005 To 12/31/2005	$2.454	$2.675	71
From 01/01/2006 To 12/31/2006	$2.675	$3.123	113
From 01/01/2007 To 12/31/2007	$3.123	$3.186	126
From 01/01/2008 To 12/31/2008	$3.186	$1.976	121
From 01/01/2009 To 12/31/2009	$1.976	$2.455	104
From 01/01/2010 To 12/31/2010	$2.455	$2.692	59
Neuberger Berman AMT Guardian Portfolio – S Class
From 01/01/2007 To 12/31/2007	$1.077	$1.115	124
From 01/01/2008 To 12/31/2008	$1.115	$0.688	154
From 01/01/2009 To 12/31/2009	$0.688	$0.879	139
From 01/01/2010 To 12/31/2010	$0.879	$1.031	131
Oppenheimer Capital Appreciation Fund/VA – Service Shares
From 01/01/2007 To 12/31/2007	$1.051	$1.140	13
From 01/01/2008 To 12/31/2008	$1.140	$0.611	13
From 01/01/2009 To 12/31/2009	$0.611	$0.868	82
Oppenheimer Global Securities Fund/VA – Service Shares
From 01/01/2007 To 12/31/2007	$1.081	$1.111	34
From 01/01/2008 To 12/31/2008	$1.111	$0.654	13
From 01/01/2009 To 12/31/2009	$0.654	$0.898	75
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
From 01/01/2007 To 12/31/2007	$1.046	$0.970	113
From 01/01/2008 To 12/31/2008	$0.970	$0.593	155
From 01/01/2009 To 12/31/2009	$0.593	$0.800	40
From 01/01/2010 To 12/31/2010	$0.800	$0.971	99

C-21

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 04/28/2006* To 12/31/2006	$1.000	$0.951	4
From 01/01/2007 To 12/31/2007	$0.951	$1.155	96
From 01/01/2008 To 12/31/2008	$1.155	$0.639	118
From 01/01/2009 To 12/31/2009	$0.639	$0.893	140
From 01/01/2010 To 12/31/2010	$0.893	$1.093	101
PIMCO Real Return Portfolio – Advisor Class
From 04/28/2006* To 12/31/2006	$1.000	$1.014	3
From 01/01/2007 To 12/31/2007	$1.014	$1.105	6
From 01/01/2008 To 12/31/2008	$1.105	$1.012	68
From 01/01/2009 To 12/31/2009	$1.012	$1.180	189
From 01/01/2010 To 12/31/2010	$1.180	$1.256	72
PIMCO Total Return Portfolio – Advisor Class
From 04/28/2006* To 12/31/2006	$1.000	$1.032	2
From 01/01/2007 To 12/31/2007	$1.032	$1.106	6
From 01/01/2008 To 12/31/2008	$1.106	$1.141	119
From 01/01/2009 To 12/31/2009	$1.141	$1.282	164
From 01/01/2010 To 12/31/2010	$1.282	$1.365	201
Rydex VT Inverse Government Long Bond Strategy Fund
From 07/01/2003* To 12/31/2003	$2.000	$1.051	18
From 01/01/2004 To 12/31/2004	$1.051	$0.925	134
From 01/01/2005 To 12/31/2005	$0.925	$0.865	114
From 01/01/2006 To 12/31/2006	$0.865	$0.922	22
From 01/01/2007 To 12/31/2007	$0.922	$0.868	21
From 01/01/2008 To 12/31/2008	$0.868	$0.597	21
From 01/01/2009 To 12/31/2009	$0.597	$0.703	123
Rydex VT Nova Fund
From 09/09/2003* To 12/31/2003	$2.000	$1.214	16
From 01/01/2004 To 12/31/2004	$1.214	$1.372	34
From 01/01/2005 To 12/31/2005	$1.372	$1.407	36
From 01/01/2006 To 12/31/2006	$1.407	$1.654	41
From 01/01/2007 To 12/31/2007	$1.654	$1.650	40
From 01/01/2008 To 12/31/2008	$1.650	$0.740	33
From 01/01/2009 To 12/31/2009	$0.740	$0.989	131
From 01/01/2010 To 12/31/2010	$0.989	$1.170	34
Rydex|SGI VT U.S. Long Short Momentum Fund
From 07/01/2003* To 12/31/2003	$2.000	$1.152	25
From 01/01/2004 To 12/31/2004	$1.152	$1.257	88
From 01/01/2005 To 12/31/2005	$1.257	$1.410	258
From 01/01/2006 To 12/31/2006	$1.410	$1.548	323
From 01/01/2007 To 12/31/2007	$1.548	$1.874	340
From 01/01/2008 To 12/31/2008	$1.874	$1.095	336
From 01/01/2009 To 12/31/2009	$1.095	$1.374	137
From 01/01/2010 To 12/31/2010	$1.374	$1.507	315
Sentinel Variable Products Balanced Fund
From 01/01/2009 To 12/31/2009	$0.851	$0.913	10
From 01/01/2010 To 12/31/2010	$0.913	$1.010	135
Sentinel Variable Products Bond Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.020	43
From 01/01/2008 To 12/31/2008	$1.020	$1.040	290
From 01/01/2009 To 12/31/2009	$1.040	$1.139	10
From 01/01/2010 To 12/31/2010	$1.139	$1.205	127

C-22

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Sentinel Variable Products Common Stock Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.022	147
From 01/01/2008 To 12/31/2008	$1.022	$0.675	380
From 01/01/2009 To 12/31/2009	$0.675	$0.850	21
From 01/01/2010 To 12/31/2010	$0.850	$0.971	303
Sentinel Variable Products Small Company Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.005	19
From 01/01/2008 To 12/31/2008	$1.005	$0.671	39
From 01/01/2009 To 12/31/2009	$0.671	$0.841	17
From 01/01/2010 To 12/31/2010	$0.841	$1.026	51
Templeton Developing Markets Securities Fund – Class 2
From 01/01/2007 To 12/31/2007	$1.054	$1.355	38
From 01/01/2008 To 12/31/2008	$1.355	$0.632	39
From 01/01/2009 To 12/31/2009	$0.632	$1.075	87
From 01/01/2010 To 12/31/2010	$1.075	$1.247	71
Templeton Foreign Securities Fund – Class 2
From 09/04/2002* To 12/31/2002	$2.000	$1.638	1
From 01/01/2003 To 12/31/2003	$1.638	$2.135	18
From 01/01/2004 To 12/31/2004	$2.135	$2.495	114
From 01/01/2005 To 12/31/2005	$2.495	$2.710	149
From 01/01/2006 To 12/31/2006	$2.710	$3.246	142
From 01/01/2007 To 12/31/2007	$3.246	$3.695	113
From 01/01/2008 To 12/31/2008	$3.695	$2.172	99
From 01/01/2009 To 12/31/2009	$2.172	$2.935	90
From 01/01/2010 To 12/31/2010	$2.935	$3.137	66
Templeton Growth Securities Fund – Class 2
From 07/01/2002* To 12/31/2002	$2.000	$1.637	17
From 01/01/2003 To 12/31/2003	$1.637	$2.133	44
From 01/01/2004 To 12/31/2004	$2.133	$2.440	95
From 01/01/2005 To 12/31/2005	$2.440	$2.619	107
From 01/01/2006 To 12/31/2006	$2.619	$3.146	109
From 01/01/2007 To 12/31/2007	$3.146	$3.174	115
From 01/01/2008 To 12/31/2008	$3.174	$1.805	139
From 01/01/2009 To 12/31/2009	$1.805	$2.333	102
From 01/01/2010 To 12/31/2010	$2.333	$2.471	74
Virtus Capital Growth Series
From 06/17/2002* To 12/31/2002	$2.000	$1.497	53
From 01/01/2003 To 12/31/2003	$1.497	$1.867	82
From 01/01/2004 To 12/31/2004	$1.867	$1.932	126
From 01/01/2005 To 12/31/2005	$1.932	$1.976	112
From 01/01/2006 To 12/31/2006	$1.976	$2.011	398
From 01/01/2007 To 12/31/2007	$2.011	$2.196	329
From 01/01/2008 To 12/31/2008	$2.196	$1.282	359
From 01/01/2009 To 12/31/2009	$1.282	$1.643	309
From 01/01/2010 To 12/31/2010	$1.643	$1.861	216

C-23

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Growth and Income Series
From 09/03/2002* To 12/31/2002	$2.000	$1.554	7
From 01/01/2003 To 12/31/2003	$1.554	$1.953	257
From 01/01/2004 To 12/31/2004	$1.953	$2.127	608
From 01/01/2005 To 12/31/2005	$2.127	$2.198	874
From 01/01/2006 To 12/31/2006	$2.198	$2.540	1,182
From 01/01/2007 To 12/31/2007	$2.540	$2.671	1,161
From 01/01/2008 To 12/31/2008	$2.671	$1.714	1,037
From 01/01/2009 To 12/31/2009	$1.714	$2.087	282
From 01/01/2010 To 12/31/2010	$2.087	$2.322	986
Virtus International Series
From 05/23/2002* To 12/31/2002	$2.000	$1.719	35
From 01/01/2003 To 12/31/2003	$1.719	$2.236	115
From 01/01/2004 To 12/31/2004	$2.236	$2.662	144
From 01/01/2005 To 12/31/2005	$2.662	$3.113	265
From 01/01/2006 To 12/31/2006	$3.113	$3.910	2,232
From 01/01/2007 To 12/31/2007	$3.910	$4.431	2,236
From 01/01/2008 To 12/31/2008	$4.431	$2.666	2,113
From 01/01/2009 To 12/31/2009	$2.666	$3.676	327
From 01/01/2010 To 12/31/2010	$3.676	$4.113	1,560
Virtus Multi-Sector Fixed Income Series
From 05/23/2002* To 12/31/2002	$2.000	$2.164	105
From 01/01/2003 To 12/31/2003	$2.164	$2.445	170
From 01/01/2004 To 12/31/2004	$2.445	$2.575	681
From 01/01/2005 To 12/31/2005	$2.575	$2.585	831
From 01/01/2006 To 12/31/2006	$2.585	$2.723	988
From 01/01/2007 To 12/31/2007	$2.723	$2.784	1,069
From 01/01/2008 To 12/31/2008	$2.784	$2.253	901
From 01/01/2009 To 12/31/2009	$2.253	$3.113	351
From 01/01/2010 To 12/31/2010	$3.113	$3.511	355
Virtus Real Estate Securities Series
From 06/17/2002* To 12/31/2002	$2.000	$2.260	30
From 01/01/2003 To 12/31/2003	$2.260	$3.081	69
From 01/01/2004 To 12/31/2004	$3.081	$4.091	128
From 01/01/2005 To 12/31/2005	$4.091	$4.643	288
From 01/01/2006 To 12/31/2006	$4.643	$6.276	411
From 01/01/2007 To 12/31/2007	$6.276	$5.215	392
From 01/01/2008 To 12/31/2008	$5.215	$3.246	379
From 01/01/2009 To 12/31/2009	$3.246	$4.132	310
From 01/01/2010 To 12/31/2010	$4.132	$5.215	253
Virtus Small-Cap Growth Series
From 12/02/2002* To 12/31/2002	$2.000	$2.006	1
From 01/01/2003 To 12/31/2003	$2.006	$3.034	44
From 01/01/2004 To 12/31/2004	$3.034	$3.055	132
From 01/01/2005 To 12/31/2005	$3.055	$3.484	122
From 01/01/2006 To 12/31/2006	$3.484	$4.103	258
From 01/01/2007 To 12/31/2007	$4.103	$4.697	234
From 01/01/2008 To 12/31/2008	$4.697	$2.550	187
From 01/01/2009 To 12/31/2009	$2.550	$3.078	902
From 01/01/2010 To 12/31/2010	$3.078	$3.445	187

C-24

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Small-Cap Value Series
From 05/16/2002* To 12/31/2002	$2.000	$1.920	20
From 01/01/2003 To 12/31/2003	$1.920	$2.724	47
From 01/01/2004 To 12/31/2004	$2.724	$3.295	76
From 01/01/2005 To 12/31/2005	$3.295	$3.492	139
From 01/01/2006 To 12/31/2006	$3.492	$4.019	272
From 01/01/2007 To 12/31/2007	$4.019	$3.880	277
From 01/01/2008 To 12/31/2008	$3.880	$2.375	252
From 01/01/2009 To 12/31/2009	$2.375	$2.831	724
From 01/01/2010 To 12/31/2010	$2.831	$3.278	457
Virtus Strategic Allocation Series
From 05/16/2002* To 12/31/2002	$2.000	$1.765	213
From 01/01/2003 To 12/31/2003	$1.765	$2.086	179
From 01/01/2004 To 12/31/2004	$2.086	$2.211	785
From 01/01/2005 To 12/31/2005	$2.211	$2.219	696
From 01/01/2006 To 12/31/2006	$2.219	$2.465	284
From 01/01/2007 To 12/31/2007	$2.465	$2.576	273
From 01/01/2008 To 12/31/2008	$2.576	$1.894	132
From 01/01/2009 To 12/31/2009	$1.894	$2.325	1,018
From 01/01/2010 To 12/31/2010	$2.325	$2.595	91
Wanger International
From 05/16/2002* To 12/31/2002	$2.000	$1.730	40
From 01/01/2003 To 12/31/2003	$1.730	$2.539	165
From 01/01/2004 To 12/31/2004	$2.539	$3.262	246
From 01/01/2005 To 12/31/2005	$3.262	$3.909	341
From 01/01/2006 To 12/31/2006	$3.909	$5.286	423
From 01/01/2007 To 12/31/2007	$5.286	$6.062	412
From 01/01/2008 To 12/31/2008	$6.062	$3.252	415
From 01/01/2009 To 12/31/2009	$3.252	$4.802	2,374
From 01/01/2010 To 12/31/2010	$4.802	$5.915	287
Wanger International Select
From 08/29/2002* To 12/31/2002	$2.000	$1.730	1
From 01/01/2003 To 12/31/2003	$1.730	$2.409	1
From 01/01/2004 To 12/31/2004	$2.409	$2.953	10
From 01/01/2005 To 12/31/2005	$2.953	$3.390	58
From 01/01/2006 To 12/31/2006	$3.390	$4.546	82
From 01/01/2007 To 12/31/2007	$4.546	$5.459	90
From 01/01/2008 To 12/31/2008	$5.459	$2.995	93
From 01/01/2009 To 12/31/2009	$2.995	$3.926	1,083
From 01/01/2010 To 12/31/2010	$3.926	$4.726	74
Wanger Select
From 12/03/2002* To 12/31/2002	$2.000	$1.917	1
From 01/01/2003 To 12/31/2003	$1.917	$2.471	24
From 01/01/2004 To 12/31/2004	$2.471	$2.907	31
From 01/01/2005 To 12/31/2005	$2.907	$3.167	98
From 01/01/2006 To 12/31/2006	$3.167	$3.738	80
From 01/01/2007 To 12/31/2007	$3.738	$4.032	89
From 01/01/2008 To 12/31/2008	$4.032	$2.025	96
From 01/01/2009 To 12/31/2009	$2.025	$3.318	1,846
From 01/01/2010 To 12/31/2010	$3.318	$4.141	67

C-25

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Wanger USA
From 05/16/2002* To 12/31/2002	$2.000	$1.745	63
From 01/01/2003 To 12/31/2003	$1.745	$2.465	99
From 01/01/2004 To 12/31/2004	$2.465	$2.876	126
From 01/01/2005 To 12/31/2005	$2.876	$3.155	150
From 01/01/2006 To 12/31/2006	$3.155	$3.356	151
From 01/01/2007 To 12/31/2007	$3.356	$3.487	150
From 01/01/2008 To 12/31/2008	$3.487	$2.074	144
From 01/01/2009 To 12/31/2009	$2.074	$2.908	3,632
From 01/01/2010 To 12/31/2010	$2.908	$3.537	69

*Date subaccount began operations.

Death Benefit Option 3 Contracts without the Accumulation Enhancement

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
DWS Equity 500 Index VIP – Class A
From 01/03/2005* To 12/31/2005	$2.133	$2.222	16
From 01/01/2006 To 12/31/2006	$2.222	$2.534	59
From 01/01/2007 To 12/31/2007	$2.534	$2.633	75
From 01/01/2008 To 12/31/2008	$2.633	$1.633	36
From 01/01/2009 To 12/31/2009	$1.633	$2.037	2
From 01/01/2010 To 12/31/2010	$2.037	$2.306	37
Federated Fund for U.S. Government Securities II
From 09/11/2002* To 12/31/2002	$2.000	$2.134	12
From 01/01/2003 To 12/31/2003	$2.134	$2.156	33
From 01/01/2004 To 12/31/2004	$2.156	$2.204	30
From 01/01/2005 To 12/31/2005	$2.204	$2.220	67
From 01/01/2006 To 12/31/2006	$2.220	$2.282	143
From 01/01/2007 To 12/31/2007	$2.282	$2.394	191
From 01/01/2008 To 12/31/2008	$2.394	$2.464	126
From 01/01/2009 To 12/31/2009	$2.464	$2.558	3
From 01/01/2010 To 12/31/2010	$2.558	$2.656	116
Federated High Income Bond Fund II – Primary Shares
From 09/11/2002* To 12/31/2002	$2.000	$1.992	4
From 01/01/2003 To 12/31/2003	$1.992	$2.403	4
From 01/01/2004 To 12/31/2004	$2.403	$2.619	4
From 01/01/2005 To 12/31/2005	$2.619	$2.654	4
From 01/01/2006 To 12/31/2006	$2.654	$2.903	4
From 01/01/2007 To 12/31/2007	$2.903	$2.963	4
From 01/01/2008 To 12/31/2008	$2.963	$2.164	3
From 01/01/2009 To 12/31/2009	$2.164	$3.265	4
From 01/01/2010 To 12/31/2010	$3.265	$3.698	2
Federated Prime Money Fund II
From 01/22/2010* To 12/31/2010	$1.000	$0.988	346

C-26

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Fidelity® VIP Contrafund® Portfolio – Service Class
From 03/03/2003* To 12/31/2003	$2.000	$2.324	9
From 01/01/2004 To 12/31/2004	$2.324	$2.646	20
From 01/01/2005 To 12/31/2005	$2.646	$3.052	23
From 01/01/2006 To 12/31/2006	$3.052	$3.361	23
From 01/01/2007 To 12/31/2007	$3.361	$3.898	25
From 01/01/2008 To 12/31/2008	$3.898	$2.208	5
From 01/01/2009 To 12/31/2009	$2.208	$2.956	5
From 01/01/2010 To 12/31/2010	$2.956	$3.417	5
Fidelity® VIP Growth Opportunities Portfolio – Service Class
From 07/05/2005* To 12/31/2005	$2.106	$2.277	10
From 01/01/2006 To 12/31/2006	$2.277	$2.366	47
From 01/01/2007 To 12/31/2007	$2.366	$2.874	54
From 01/01/2008 To 12/31/2008	$2.874	$1.275	58
From 01/01/2009 To 12/31/2009	$1.275	$1.833	6
From 01/01/2010 To 12/31/2010	$1.833	$2.237	56
Fidelity® VIP Growth Portfolio – Service Class
From 10/08/2002* To 12/31/2002	$2.000	$1.395	1
From 01/01/2003 To 12/31/2003	$1.395	$1.829	7
From 01/01/2004 To 12/31/2004	$1.829	$1.864	7
From 01/01/2005 To 12/31/2005	$1.864	$1.944	6
From 01/01/2006 To 12/31/2006	$1.944	$2.048	6
From 01/01/2007 To 12/31/2007	$2.048	$2.564	5
From 01/01/2008 To 12/31/2008	$2.564	$1.335	4
From 01/01/2009 To 12/31/2009	$1.335	$1.689	6
From 01/01/2010 To 12/31/2010	$1.689	$2.068	3
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
From 01/01/2008 To 12/31/2008	$1.033	$0.985	84
From 01/01/2009 To 12/31/2009	$0.985	$1.125	9
From 01/01/2010 To 12/31/2010	$1.125	$1.196	80
Franklin Income Securities Fund – Class 2
From 01/01/2009 To 12/31/2009	$0.965	$1.057	9
From 01/01/2010 To 12/31/2010	$1.057	$1.175	36
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.047	8
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.011	10
Invesco V.I. Capital Appreciation Fund – Series I Shares
From 12/02/2003* To 12/31/2003	$2.000	$1.961	4
From 01/01/2004 To 12/31/2004	$1.961	$2.064	4
From 01/01/2005 To 12/31/2005	$2.064	$2.217	12
From 01/01/2006 To 12/31/2006	$2.217	$2.326	38
From 01/01/2007 To 12/31/2007	$2.326	$2.571	44
From 01/01/2008 To 12/31/2008	$2.571	$1.460	24
From 01/01/2009 To 12/31/2009	$1.460	$1.744	15
From 01/01/2010 To 12/31/2010	$1.744	$1.988	25

C-27

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Invesco V.I. Core Equity Fund – Series I Shares
From 04/21/2006* To 12/31/2006	$1.000	$1.807	1
From 01/01/2007 To 12/31/2007	$1.807	$1.159	1
From 01/01/2008 To 12/31/2008	$1.159	$0.799	1
From 01/01/2009 To 12/31/2009	$0.799	$1.012	16
From 01/01/2010 To 12/31/2010	$1.012	$1.094	1
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 04/29/2005* To 12/31/2005	$0.978	$1.021	27
From 01/01/2006 To 12/31/2006	$1.021	$1.102	27
From 01/01/2007 To 12/31/2007	$1.102	$1.155	27
From 01/01/2008 To 12/31/2008	$1.155	$0.940	11
From 01/01/2009 To 12/31/2009	$0.940	$1.246	6
From 01/01/2010 To 12/31/2010	$1.246	$1.382	11
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 04/29/2005* To 12/31/2005	$0.980	$1.049	79
From 01/01/2006 To 12/31/2006	$1.049	$1.214	154
From 01/01/2007 To 12/31/2007	$1.214	$1.239	177
From 01/01/2008 To 12/31/2008	$1.239	$0.778	87
From 01/01/2009 To 12/31/2009	$0.778	$0.912	1
From 01/01/2010 To 12/31/2010	$0.912	$1.057	85
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
From 04/29/2005* To 12/31/2005	$0.957	$1.082	10
From 01/01/2006 To 12/31/2006	$1.082	$1.198	7
From 01/01/2007 To 12/31/2007	$1.198	$1.190	14
From 01/01/2008 To 12/31/2008	$1.190	$0.712	1
From 01/01/2009 To 12/31/2009	$0.712	$0.890	3
From 01/01/2010 To 12/31/2010	$0.890	$1.102	1
Neuberger Berman AMT Guardian Portfolio – S Class
From 01/01/2008 To 12/31/2008	$1.116	$0.690	32
From 01/01/2009 To 12/31/2009	$0.690	$0.882	11
From 01/01/2010 To 12/31/2010	$0.882	$1.036	32
Oppenheimer Global Securities Fund/VA – Service Shares
From 01/01/2008 To 12/31/2008	$1.113	$0.656	7
From 01/01/2009 To 12/31/2009	$0.656	$0.902	6
From 01/01/2010 To 12/31/2010	$0.902	$1.030	7
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
From 01/01/2008 To 12/31/2008	$0.971	$0.594	40
From 01/01/2009 To 12/31/2009	$0.594	$0.803	3
From 01/01/2010 To 12/31/2010	$0.803	$0.975	36
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 01/01/2008 To 12/31/2008	$1.157	$0.641	27
From 01/01/2009 To 12/31/2009	$0.641	$0.896	15
From 01/01/2010 To 12/31/2010	$0.896	$1.099	27
Rydex VT Inverse Government Long Bond Strategy Fund
From 01/01/2004 To 12/31/2004	$2.000	$0.927	11
From 01/01/2005 To 12/31/2005	$0.927	$0.867	30
From 01/01/2006 To 12/31/2006	$0.867	$0.925	30
From 01/01/2007 To 12/31/2007	$0.925	$0.872	30
From 01/01/2008 To 12/31/2008	$0.872	$0.601	16
From 01/01/2009 To 12/31/2009	$0.601	$0.708	9
From 01/01/2010 To 12/31/2010	$0.708	$0.609	15

C-28

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Rydex VT Nova Fund
From 01/01/2004 To 12/31/2004	$2.000	$1.259	2
From 01/01/2005 To 12/31/2005	$1.259	$1.410	37
From 01/01/2006 To 12/31/2006	$1.410	$1.660	2
From 01/01/2007 To 12/31/2007	$1.660	$1.657	36
From 01/01/2008 To 12/31/2008	$1.657	$0.745	36
From 01/01/2009 To 12/31/2009	$0.745	$0.996	10
From 01/01/2010 To 12/31/2010	$0.996	$1.179	35
Rydex|SGI VT U.S. Long Short Momentum Fund
From 01/01/2005 To 12/31/2005	$1.242	$1.414	27
From 01/01/2006 To 12/31/2006	$1.414	$1.554	2
From 01/01/2007 To 12/31/2007	$1.554	$1.883	2
From 01/01/2008 To 12/31/2008	$1.883	$1.101	2
From 01/01/2009 To 12/31/2009	$1.101	$1.384	11
From 01/01/2010 To 12/31/2010	$1.384	$1.519	2
Sentinel Variable Products Balanced Fund
From 01/01/2008 To 12/31/2008	$1.017	$0.763	6
From 01/01/2009 To 12/31/2009	$0.763	$0.915	1
From 01/01/2010 To 12/31/2010	$0.915	$1.013	6
Sentinel Variable Products Bond Fund
From 01/01/2008 To 12/31/2008	$1.020	$1.041	69
From 01/01/2009 To 12/31/2009	$1.041	$1.141	1
From 01/01/2010 To 12/31/2010	$1.141	$1.209	67
Sentinel Variable Products Common Stock Fund
From 01/01/2008 To 12/31/2008	$1.023	$0.676	154
From 01/01/2009 To 12/31/2009	$0.676	$0.852	1
From 01/01/2010 To 12/31/2010	$0.852	$0.974	148
Templeton Developing Markets Securities Fund – Class 2
From 01/01/2007 To 12/31/2007	$1.135	$1.357	1
From 01/01/2008 To 12/31/2008	$1.357	$0.634	7
From 01/01/2009 To 12/31/2009	$0.634	$1.079	6
From 01/01/2010 To 12/31/2010	$1.079	$1.253	6
Templeton Foreign Securities Fund – Class 2
From 02/03/2003* To 12/31/2003	$2.000	$2.139	1
From 01/01/2004 To 12/31/2004	$2.139	$2.503	4
From 01/01/2005 To 12/31/2005	$2.503	$2.722	6
From 01/01/2006 To 12/31/2006	$2.722	$3.263	5
From 01/01/2007 To 12/31/2007	$3.263	$3.718	5
From 01/01/2008 To 12/31/2008	$3.718	$2.188	1
From 01/01/2009 To 12/31/2009	$2.188	$2.959	7
From 01/01/2010 To 12/31/2010	$2.959	$3.166	16
Virtus Capital Growth Series
From 01/01/2004 To 12/31/2004	$1.871	$1.938	3
From 01/01/2005 To 12/31/2005	$1.938	$1.984	3
From 01/01/2006 To 12/31/2006	$1.984	$2.021	9
From 01/01/2007 To 12/31/2007	$2.021	$2.210	8
From 01/01/2008 To 12/31/2008	$2.210	$1.291	7
From 01/01/2009 To 12/31/2009	$1.291	$1.656	29
From 01/01/2010 To 12/31/2010	$1.656	$1.878	6

C-29

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Growth and Income Series
From 01/01/2003 To 12/31/2003	$1.556	$1.957	9
From 01/01/2004 To 12/31/2004	$1.957	$2.134	24
From 01/01/2005 To 12/31/2005	$2.134	$2.208	27
From 01/01/2006 To 12/31/2006	$2.208	$2.553	47
From 01/01/2007 To 12/31/2007	$2.553	$2.688	55
From 01/01/2008 To 12/31/2008	$2.688	$1.726	34
From 01/01/2009 To 12/31/2009	$1.726	$2.104	21
From 01/01/2010 To 12/31/2010	$2.104	$2.343	45
Virtus International Series
From 10/08/2002* To 12/31/2002	$2.000	$1.721	1
From 01/01/2003 To 12/31/2003	$1.721	$2.240	2
From 01/01/2004 To 12/31/2004	$2.240	$2.671	2
From 01/01/2005 To 12/31/2005	$2.671	$3.126	16
From 01/01/2006 To 12/31/2006	$3.126	$3.930	98
From 01/01/2007 To 12/31/2007	$3.930	$4.458	114
From 01/01/2008 To 12/31/2008	$4.458	$2.685	82
From 01/01/2009 To 12/31/2009	$2.685	$3.707	34
From 01/01/2010 To 12/31/2010	$3.707	$4.151	76
Virtus Multi-Sector Fixed Income Series
From 01/01/2004 To 12/31/2004	$2.000	$2.583	9
From 01/01/2005 To 12/31/2005	$2.583	$2.595	16
From 01/01/2006 To 12/31/2006	$2.595	$2.737	18
From 01/01/2007 To 12/31/2007	$2.737	$2.802	19
From 01/01/2008 To 12/31/2008	$2.802	$2.269	72
From 01/01/2009 To 12/31/2009	$2.269	$3.139	37
From 01/01/2010 To 12/31/2010	$3.139	$3.543	66
Virtus Real Estate Securities Series
From 03/03/2003* To 12/31/2003	$2.000	$3.087	7
From 01/01/2004 To 12/31/2004	$3.087	$4.104	18
From 01/01/2005 To 12/31/2005	$4.104	$4.663	22
From 01/01/2006 To 12/31/2006	$4.663	$6.308	35
From 01/01/2007 To 12/31/2007	$6.308	$5.248	35
From 01/01/2008 To 12/31/2008	$5.248	$3.269	15
From 01/01/2009 To 12/31/2009	$3.269	$4.166	33
From 01/01/2010 To 12/31/2010	$4.166	$5.263	15
Virtus Small-Cap Growth Series
From 12/02/2003* To 12/31/2003	$2.000	$3.038	2
From 01/01/2004 To 12/31/2004	$3.038	$3.062	2
From 01/01/2005 To 12/31/2005	$3.062	$3.495	2
From 01/01/2006 To 12/31/2006	$3.495	$4.121	3
From 01/01/2007 To 12/31/2007	$4.121	$4.722	5
From 01/01/2008 To 12/31/2008	$4.722	$2.567	1
From 01/01/2009 To 12/31/2009	$2.567	$3.101	79
From 01/01/2010 To 12/31/2010	$3.101	$3.475	3

C-30

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Small-Cap Value Series
From 09/11/2002* To 12/31/2002	$2.000	$1.923	3
From 01/01/2003 To 12/31/2003	$1.923	$2.730	3
From 01/01/2004 To 12/31/2004	$2.730	$3.305	13
From 01/01/2005 To 12/31/2005	$3.305	$3.506	4
From 01/01/2006 To 12/31/2006	$3.506	$4.040	14
From 01/01/2007 To 12/31/2007	$4.040	$3.904	17
From 01/01/2008 To 12/31/2008	$3.904	$2.392	9
From 01/01/2009 To 12/31/2009	$2.392	$2.855	73
From 01/01/2010 To 12/31/2010	$2.855	$3.308	28
Virtus Strategic Allocation Series
From 09/11/2002* To 12/31/2002	$2.000	$1.767	6
From 01/01/2003 To 12/31/2003	$1.767	$2.091	79
From 01/01/2004 To 12/31/2004	$2.091	$2.218	89
From 01/01/2005 To 12/31/2005	$2.218	$2.228	89
From 01/01/2006 To 12/31/2006	$2.228	$2.478	89
From 01/01/2007 To 12/31/2007	$2.478	$2.592	77
From 01/01/2008 To 12/31/2008	$2.592	$1.907	15
From 01/01/2009 To 12/31/2009	$1.907	$2.344	86
From 01/01/2010 To 12/31/2010	$2.344	$2.619	14
Wanger International
From 01/01/2003 To 12/31/2003	$1.732	$2.545	3
From 01/01/2004 To 12/31/2004	$2.545	$3.272	19
From 01/01/2005 To 12/31/2005	$3.272	$3.925	9
From 01/01/2006 To 12/31/2006	$3.925	$5.314	15
From 01/01/2007 To 12/31/2007	$5.314	$6.100	15
From 01/01/2008 To 12/31/2008	$6.100	$3.275	6
From 01/01/2009 To 12/31/2009	$3.275	$4.842	166
From 01/01/2010 To 12/31/2010	$4.842	$5.970	5
Wanger International Select
From 01/01/2004 To 12/31/2004	$2.000	$2.962	1
From 01/01/2005 To 12/31/2005	$2.962	$3.404	1
From 01/01/2006 To 12/31/2006	$3.404	$4.570	1
From 01/01/2007 To 12/31/2007	$4.570	$5.492	1
From 01/01/2008 To 12/31/2008	$5.492	$3.017	1
From 01/01/2009 To 12/31/2009	$3.017	$3.958	118
From 01/01/2010 To 12/31/2010	$3.958	$4.769	1
Wanger Select
From 01/01/2004 To 12/31/2004	$2.000	$2.916	1
From 01/01/2005 To 12/31/2005	$2.916	$3.180	1
From 01/01/2006 To 12/31/2006	$3.180	$3.757	1
From 01/01/2007 To 12/31/2007	$3.757	$4.057	1
From 01/01/2008 To 12/31/2008	$4.057	$2.039	4
From 01/01/2009 To 12/31/2009	$2.039	$3.345	159
From 01/01/2010 To 12/31/2010	$3.345	$4.179	3

*Date subaccount began operations.

†Amount is less than 500 units.

C-31

[Version D]

Phoenix Spectrum Edge®+

PHL Variable Accumulation Account
Issued by: PHL Variable Insurance Company (“PHL Variable”)

PROSPECTUS	April 29, 2011

    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the investment options of the PHL Variable Accumulation Account (“Separate Account”) , the Market Value Adjusted Guaranteed Interest Account (“MVA”) and the Guaranteed Interest Account (“GIA”). The assets of each investment option will be used to purchase, at net asset value, shares of a series in the following designated funds.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series I Shares
     Invesco V.I. Capital Appreciation Fund – Series I Shares
     Invesco Van Kampen V.I. Equity and Income Fund – Series II Shares1
Calvert Variable Products, Inc.-Class 1
     Calvert VP S&P MidCap 400 Index Portfolio
DWS Investments VIT Funds – Class A
     DWS Equity 500 Index VIP
     DWS Small Cap Index VIP
Federated Insurance Series
     Federated Fund for U.S. Government Securities II
     Federated High Income Bond Fund II – Primary Shares
     Federated Prime Money Fund II
Fidelity® Variable Insurance Products – Service Class
     Fidelity® VIP Contrafund® Portfolio
     Fidelity® VIP Growth Opportunities Portfolio
     Fidelity® VIP Growth Portfolio
     Fidelity® VIP Investment Grade Bond Portfolio
Financial Investors Variable Insurance Trust – Class II
     Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
     Ibbotson Balanced ETF Asset Allocation Portfolio
     Ibbotson Growth ETF Asset Allocation Portfolio
     Ibbotson Income and Growth ETF Asset Allocation Portfolio
Franklin Templeton Variable Insurance Products Trust – Class 2
     Franklin Income Securities Fund
     Mutual Shares Securities Fund
     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund
     Templeton Growth Securities Fund
Lord Abbett Series Fund, Inc. – Class VC
     Lord Abbett Bond-Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Mid-Cap Value Portfolio
Neuberger Berman Advisers Management Trust – Class S
     Neuberger Berman Advisers Management Trust Guardian Portfolio
     Neuberger Berman Advisers Management Trust Small Cap Growth Portfolio
Oppenheimer Variable Account Funds – Service Shares
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer Main Street Small- & Mid-Cap Fund®/VA2
PIMCO Variable Insurance Trust – Advisor Class
     PIMCO CommodityRealReturn® Strategy Portfolio
     PIMCO Real Return Portfolio
     PIMCO Total Return Portfolio
Sentinel Variable Products Trust
     Sentinel Variable Products Balanced Fund
     Sentinel Variable Products Bond Fund
     Sentinel Variable Products Common Stock Fund
     Sentinel Variable Products Mid Cap Fund
     Sentinel Variable Products Small Company Fund
Virtus Variable Insurance Trust
     Virtus Capital Growth Series
     Virtus Growth and Income Series
     Virtus International Series
     Virtus Multi-Sector Fixed Income Series
     Virtus Real Estate Securities Series
     Virtus Small-Cap Growth Series
     Virtus Small-Cap Value Series
     Virtus Strategic Allocation Series

Wanger Advisors Trust

     Wanger International
     Wanger International Select
     Wanger Select
     Wanger USA

1Name change effective June 1, 2010: Van Kampen UIF Equity and Income Portfolio to Invesco Van Kampen V.I. Equity and Income Fund.

Name change effective April 30, 2011: Oppenheimer Main Street Small-Cap Fund®/VA to Oppenheimer Main Street Small- & Mid-Cap Fund®/VA.

See Appendix A for additional information.

    The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The contract may go down in value. Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.

    The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    Purchasing a variable annuity within a qualified plan or Individual Retirement Account/Annuity (IRA) does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans or IRAs because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.

    This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information (“SAI”) dated April 29, 2011 is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:

PHL Variable Insurance Company Annuity Operations Division PO Box 8027 Boston, MA 02266-8027	Tel. 800/541-0171

Glossary of Special Terms

    Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.

Account Value:The value of all assets held in the Separate Account.

Accumulation Unit:A standard of measurement for each investment option used to determine the value of a contract and the interest in the investment options prior to the maturity date and amounts held under Annuity Payment Option L.

Accumulation Unit Value:The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

Annuitant(s)/Joint Annuitant:There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date the annuitants may be changed. However, there may be tax consequences.

Annuity Payment Option:The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See “Annuity Payment Options.”

Annuity Unit:A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.

Annuity Unit Value:On the first valuation date selected by us, we set all annuity unit values in each investment option of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the investment option on the immediately preceding valuation date multiplied by the net investment factor for that investment option for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

Claim Date:The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

Contract Date:The date that the initial premium payment is invested under a contract.

Contract Owner (owner, you, your):Usually, the person or entity to whom we issue the contract.

Contract Value:Prior to the Maturity Date, the sum of all Accumulation Units held in the investment options of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all Accumulation Units held in the investment options of the Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, less any Loan Debt.

Death Benefit Options:The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

Fixed Payment Annuity:An annuity payment option providing payments with a fixed dollar amount after the first payment is made.

GIA:An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

Inherited/Stretch Annuity:A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner’s Contract.

MVA:An account that pays interest at a guaranteed rate if amounts allocated to the account are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or the general account of PHL Variable but are held in the Market Value Interest Adjusted Account established by PHL Variable. The MVA is described in a separate prospectus.

Maturity Date:The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant’s 95th birthday or ten years from the contract date. The election is subject to certain conditions described in “The Annuity Period.” If more than one annuitant, the primary annuitant’s age will be used to determine that maturity date.

Minimum Initial Payment:The amount that you pay when you purchase a contract. We require minimum initial payments of:

Non-qualified plans—$5,000
IRA/Qualified plans—$2,000

Net Asset Value:Net asset value of a Series’ shares is computed by dividing the value of the net assets of the Series by the total number of Series’ outstanding shares.

PHL Variable (our, us, we, company):PHL Variable Insurance Company.

Spouse:Federal law defines “spouse” under the Defense of Marriage Act (DOMA), as a man or a woman legally joined. Neither individuals married under State or foreign laws that permit a marriage between two men or two women nor individuals participating in a civil union or other like status are spouses for any federal purposes, including provisions of the Internal Revenue Code relevant to this Contract.

Valuation Date:A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business.

Summary of Expenses

    The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. There are no additional fees, other than the contract fees set forth below, charged at the time you purchase this contract.

     This table describes the fees and expenses that you will pay upon surrender of the contract or when you transfer contract value between the investment options. State premium taxes ranging from 0.00% and 3.50%, depending upon the state, may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Deferred Surrender Charge (as a percentage of amount surrendered):
Age of Premium Payment in Complete Years 0	7%
Age of Premium Payment in Complete Years 1	6%
Age of Premium Payment in Complete Years 2	5%
Age of Premium Payment in Complete Years 3	4%
Age of Premium Payment in Complete Years 4	3%
Age of Premium Payment in Complete Years 5	2%
Age of Premium Payment in Complete Years 6	1%
Age of Premium Payment thereafter	None
Transfer Charge[1]
Current	None
Maximum	$20

[1]	We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See “Transfer Charge.”

     This table describes the fees and expenses that you will pay during the time you own the contract, not including annual fund fees and expenses.

ANNUAL ADMINISTRATIVE CHARGE
Current[2]	$35
Maximum	$35
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average Account Value)
Death Benefit Option 1 – Return of Premium
Mortality and Expense Risk Fee	1.075%
Daily Administrative Fee	.125%
Total Annual Separate Account Expenses	1.200%
Death Benefit Option 2 – Annual Step-Up
Mortality and Expense Risk Fee	1.225%
Daily Administrative Fee	.125%
Total Annual Separate Account Expenses	1.350%

[2]	This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See “Deductions and Charges.”

Optional Benefit Fees

    This table describes the maximum fees and expenses that you will pay periodically during the time that you own the contract if you elect an optional benefit (excluding annual fund fees and expenses). These fees are charged in addition to the applicable charges shown in the preceding tables in this Summary of Expenses.

Only one of the following optional guaranteed minimum benefit options can be elected. Consult with your financial advisor as to which Optional Benefit may fit your particular needs. If you select any optional benefit other than the Phoenix Income Protector, you must allocate all premium and contract value to an approved asset allocation program.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FEE[1,7] PHOENIX PRINCIPAL PROTECTOR
(as a percentage of the greater of the Guaranteed Amount[3] or Contract Value)
Maximum	1.00%
GUARANTEED MINIMUM INCOME BENEFIT (GMIB) FEE[2] PHOENIX INCOME PROTECTOR (Not available beginning March 9, 2009)
(as a percentage of the greater of the Guaranteed Annuitization Value[5] or Contract Value)
Maximum	1.00%
PHOENIX FLEXIBLE WITHDRAWAL PROTECTORSM GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE[4,7] (Effective beginning March 9, 2009)
(as a percentage of the greater of the Benefit Base[8] and Contract Value)
	Single Life Option	Spousal Life Option
Maximum fee without Extended Care Enhancement	2.50%	2.50%
Maximum additional fee to add Extended Care Enhancement	0.50%	0.50%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE[6,7] Prior to availability of Phoenix Flexible Withdrawal Protector in your applicable state
(as a percentage of the greater of the Benefit Base[8] and Contract Value)
	Single Life Option	Spousal Life Option
Maximum	1.50%	1.50%
[1]	The Phoenix Principal Protector fee is deducted annually on the contract anniversary, only if the benefit is selected. The current fee percentage is locked in at the time you elect the benefit. See “Optional Benefits” and “Important Information on Current Fees for Optional Benefit Riders.”
[2]	The Phoenix Income Protector fee is deducted annually on the contract anniversary only if the benefit is selected. The current fee percentage is locked in at the time you elect the benefit. See “Optional Benefits” and “Important Information on Current Fees for Optional Benefit Riders.”
[3]	The Guaranteed Amount is an amount we calculate solely to determine the value of the benefit provided by the rider and, unlike the Contract Value, is not available for withdrawals or surrenders. This amount is affected by various factors including withdrawals and premium payments. See the description of this rider in “Optional Benefits” for information about how the Guaranteed Amount is calculated and used.
[4]	See the section entitled “Important Information on Current Fees for Optional Benefit Riders” for information on current fees. We may change the current fees. If you accept an automatic step-up of the Benefit Base as provided by the rider, you will then pay the current fee in effect at the time of this step-up; however the current fee will never exceed the maximum charge shown above. See “Optional Benefits”, “Phoenix Flexible Withdrawal Protector”, and “Automatic Step-Up” for a description of the automatic step-up feature, the impact of a step-up on your rider fee, and how you may decline a step-up.
[5]	The Guaranteed Annuitization Value is an amount we calculate solely to determine the value of the benefit provided by the rider, and unlike the Contract Value, is not available for withdrawals or surrenders. This amount is affected by various factors including withdrawals and premium payments. See the description of this rider in “Optional Benefits” for information about how the Guaranteed Annuitization Value is calculated and used.
[6]	The Guaranteed Minimum Withdrawal Benefit (GMWB) fee is deducted annually on the contract anniversary only if the benefit is elected. The fee will vary depending on which option you elect. The then current fee applied at the time you elected the benefit. The fee percentage may increase after election if you do not decline an automatic step-up, but will not exceed the maximum charge shown above. See “Optional Benefits” and “Important Information on Current Fees for Optional Benefit Riders.”
[7]	If you choose this rider, you must allocate all premium and contract value to a single approved asset allocation program. The rider fee is deducted on each contract anniversary when the rider is in effect for your contract and is generally deducted on a pro rata basis from each investment option in which the contract has value and, if allocation to the GIA is then permitted, the GIA. Upon contract surrender or rider termination, we will deduct a portion of the annual rider fee for the portion of the contract year elapsed from the surrender proceeds or the contract value, respectively.
[8]	The Benefit Base for the Guaranteed Minimum Withdrawal Benefit and the Phoenix Flexible Withdrawal Protector is an amount we calculate solely to determine the value of the benefit(s) provided by the applicable rider and, unlike Contract Value, is not available for withdrawals or surrenders. The Benefit Base is affected by various factors including withdrawals and premium payments. On the rider date, which is the date the contract and rider are issued, the Benefit Base equals the Contract Value. See the description of this rider in “Optional Benefits” for information about how the Benefit Base is calculated and used.

    The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2010, charged by the funds that you may pay indirectly during the time that you own the contract. This table does not reflect any fees that may be imposed by the funds for short-term trading. Funds of funds may have higher operating expenses than other funds since funds of funds invest in underlying funds which have their own expenses. Total Annual Fund Operating Expenses are deducted from a fund’s assets and include management fees, distribution and/or 12b-1 fees, and other expenses, but do not include any redemption fees that may be imposed by various funds. More detail concerning each of the fund’s fees and expenses is contained in the prospectus for each fund.

TOTAL ANNUAL FUND OPERATING EXPENSES

	Minimum	Maximum
Gross Annual Fund Operating Expenses	0.33%	2.27%
Net Annual Fund Operating Expenses[1]	0.33%	1.75%
[1]	Advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2012. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund’s prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

EXPENSE EXAMPLES

    These examples will help you compare the cost of investing in the contract if you elect the Phoenix Flexible Withdrawal Protector Rider with the Extended Care Enhancement. These examples reflect the maximum charges under the contract including the maximum fee of 3.00% for the Phoenix Flexible Withdrawal Rider with Extended Care Enhancement.

    The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the fund and that you have allocated all of your contract value to the fund with the maximum fees and expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table below.

    If you surrender your contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L, your maximum costs at the end of each time period shown would be:

Death Benefit Option 1

1 Year	3 Years	5 Years	10 Years
$1,226	$2,220	$3,191	$5,700

Death Benefit Option 2

1 Year	3 Years	5 Years	10 Years
$1,240	$2,260	$3,253	$5,799

    If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

Death Benefit Option 1

1 Year	3 Years	5 Years	10 Years
$596	$1,770	$2,921	$5,700

Death Benefit Option 2

1 Year	3 Years	5 Years	10 Years
$610	$1,810	$2,983	$5,799

    These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, maximum annual administrative charges, maximum transfer charges, maximum contract fees, maximum of all applicable riders and benefit fees, separate account annual expenses and the maximum annual fund operating expenses that were charged for the year ended 12/31/10.

Contract Summary

    This prospectus contains information about all the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.

Overview

    The contract is designed to give you maximum flexibility in obtaining your investment goals. It is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide tax deferral benefits beyond those already provided by the qualified plan and should not consider purchasing the contract for its tax treatment, but for its investment and annuity benefits. For more information, see “Purchase of Contracts.”

    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds. The owner assumes the risk of gain or loss according to the performance of the underlying funds. Investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that the contract value will equal or exceed payments made under the contract at maturity date. For more information, see “The Variable Investment Options,” “GIA” and “MVA.”

    You select a death benefit option suitable to your financial objectives. The Death Benefit Options differ in the manner in which the death benefit and the amount of the mortality and expense risk fee are calculated. Age restrictions may apply to each death benefit option. For more information, see “The Accumulation Period—Payment Upon Death Before the Maturity Date” and “Taxation of Annuities in General—Nonqualified Plans” and “Taxation of Annuities in General—Qualified Plans.”

    Although investment performance is not guaranteed in a variable annuity, each Optional Living Benefit rider available with this annuity provides a type of guarantee but only if you meet certain conditions. You should read the section entitled “Optional Benefits” carefully if you think you may be interested in one of the Optional Benefit riders. When choosing any Optional Living Benefit rider for your annuity, it is important to understand if your long-term need for a guarantee pertains to accumulation, income, future withdrawals, or a combination thereof to ensure the Optional Living Benefit you choose suits your financial long term needs. You should know that all guarantees are based on the claims paying ability of the issuing company. When purchasing any annuity with a guaranteed benefit, you should not only consider the additional costs of the living benefit but compare the total cost of the annuity to determine if the annuity suits your needs.

Optional Guaranteed Benefits

    You may elect one of the following optional benefits with the contract:

a Guaranteed Minimum Accumulation Benefit (GMAB) (called Phoenix Principal Protector), a Guaranteed Minimum Income Benefit (GMIB) (called Phoenix Income Protector. The Phoenix Income Protector is not available beginning March 9, 2009), or a Guaranteed Minimum Withdrawal Benefit (GMWB) (called Phoenix Flexible Withdrawal ProtectorSM) plus, for an additional fee, an optional Extended Care Enhancement.

    We call these benefits “Optional Guaranteed Benefits”. These benefits are provided by rider and have separate fees. The guarantees provided by the Optional Benefits in excess of your Contract Value are based on the claims-paying ability of PHL Variable. If you elect an Optional Guaranteed Benefit, you must allocate all premium and contract value to an asset allocation program approved by us for use with these riders (except when you elect Phoenix Income Protector). Taking contract withdrawals during the effective dates of these riders may reduce their benefits. For more information, see “Deductions and Charges”, “Additional Programs” and “Optional Benefits”.

Suitability

    Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. Make sure you understand all the options for payment and how long you must wait before annuity payments begin. While an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.

    Annuities do not provide any additional tax deferred advantages when they fund a qualified plan, or an IRA. If your only or main investment objective for your qualified plan or IRA is tax deferral, an annuity product may be more expensive than other products providing tax deferred benefits.

Replacements

    Replacing your existing variable annuity contract(s) with this contract may not be to your advantage. Talk with your registered representative before you replace any existing contract. Carefully compare the risks, charges, and benefits of your existing contract to this contract to determine if a replacement benefits you. Replacing your contract could result in adverse tax consequences. Consult with your tax professional. Once you have replaced your contract, you generally cannot reinstate it unless state law requires the insurer to do so, even if you choose not to accept your new contract during your “free look” period.

Conflicts of Interest

    Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies. The amount of compensation payable to them may vary significantly. Compensation paid to a broker-dealer or registered representative also varies between products issued by the same insurance company. This includes additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation. As a result, you may potentially be sold a product that does not best suit your needs. Talk to your registered representative about potential conflicts of interest created by varying compensation plans. More information about the types of compensation arrangements we offer is contained in the “Sales of Variable Accumulation Contracts” section of this prospectus.

Investment Features

Flexible Premium Payments

You may make premium payments anytime until the maturity date for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding premium payments after a set age.
You can vary the amount and frequency of your premium payments for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding the amount of premium payments.
Other than the Minimum Initial Payment, there are no required premium payments.

Minimum Premium Payment

Generally, the Minimum Initial Payment is $2,000 for a qualified plan or IRA and $5,000 for nonqualified plans. For more information, see “Purchase of Contracts.”

Allocation of Premiums and Contract Value

Premium payments are invested in one or more of the investment options, GIA and the MVA. Each investment option invests directly in a mutual fund. (GIA is not available in Massachusetts). The MVA is not available for investment after the Maturity Date. Each investment option invests directly in a professionally managed fund.
Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more investment options or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more investment options. For more information, refer to “GIA,” “Internet, Interactive Voice Response and Telephone Transfers,” and “Market Timing and Other Disruptive Trading.”
Transfers between the investment options and from the investment options into the MVA are subject to disruptive trading and market timing restrictions. For more information, see “Market Timing and Other Disruptive Trading.” Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. For more information see “MVA” and the MVA prospectus.
The contract value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.
The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued after May 1, 2008, subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).
Payments and transfers to the GIA are subject to a maximum GIA percentage. The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.
You may participate in one of the asset allocation programs we offer. Participation in a program is optional, unless you elect an Optional Guaranteed Benefit (other than Phoenix Income Protector). If you elect an Optional Guaranteed Benefit (other than Phoenix Income Protector) you must allocate all premium payments and Contract Value to one of the programs approved for use with those benefits. We may offer other programs in the future however, whether those programs will be made available to both current and prospective contract owners will be determined at the sole discretion of the Company. For more information about the programs, refer to “Asset Allocation and Strategic Programs” below.

Withdrawals

You may partially or fully surrender the contract anytime for its Contract Value less any applicable surrender charge, applicable market value adjustment and premium tax.
Each year you may withdraw part of your Contract Value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the Contract Value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the Contract Value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary. For more information, see “Deductions and Charges—Surrender Charges.”
Withdrawals may be subject to income tax on any gains plus a 10% penalty tax if the Contract Owner is under age 59½. For more information, see “Federal Income Taxes.”
Withdrawals may negatively impact guarantees provided by certain Optional Living Benefit riders if certain conditions are not met. Please see the section entitled “Optional Benefits” for further details.

Deductions and Charges

From the Contract Value

Annual Administrative Charge—maximum of $35 each year. For more information, see “Deductions and Charges.”
Guaranteed Minimum Accumulation Benefit (Phoenix Principal Protector) fee—the current fee percentage shown on your rider specifications page multiplied by the greater of the guaranteed amount and the contract value on the date the fee is deducted. The maximum fee is shown in the table of “Optional Benefit Fees.” For more information, see “Deductions and Charges” and “Important Information on Current Fees for Optional Benefit Riders” below.
Guaranteed Minimum Income Benefit Rider (Phoenix Income Protector) fee—the current fee percentage shown on your rider specifications page multiplied by the greater of the guaranteed annuitization value and the contract value on the date the fee is deducted. The maximum fee is shown in the table of “Optional Benefit Fees.” For more information, see “Deductions and Charges” and “Important Information on Current Fees for Optional Benefit Riders” below.
Guaranteed Minimum Withdrawal Benefit (GMWB) fee—the fee percentage will vary depending on which option of the rider you elect. The fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date the fee is deducted. The maximum fee percentages for the Single Life Option and for the Spousal Life Option are shown in the table of “Optional Benefit Fees.” For more information, see “Deductions and Charges” and “Important Information on Current Fees for Optional Benefit Riders.” We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage shown in the table of “Optional Benefit Fees.”
Phoenix Flexible Withdrawal Protector fee—the fee is equal to a stated percentage multiplied by the greater of the Benefit Base and the Contract Value. The fee for this rider depends on whether you choose the single life option or the spousal life option. Additionally, if you choose the Extended Care Enhancement for your rider, we assess a charge for that feature. The maximum fees are shown in the table of “Optional Benefit Fees”. The fee for your rider may change if you do not decline an automatic step-up provided by the rider. If you do not decline an automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base. See “Optional Benefits” for additional information about the impact of an automatic step-up on your rider and your ability to decline a step-up. For more information, see “Deductions and Charges” and “Important Information on Current Fees for Optional Benefit Riders.”
Market Value Adjustment—any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see “MVA.”
Surrender Charges—may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:
Percent	7%	6%	5%	4%	3%	2%	1%	0%
Complete Premium Payment Years	0	1	2	3	4	5	6	7+

    For more information, see “Deductions and Charges.”

Nursing Home Waiver

    For contracts issued on or after August 18, 2008, you may surrender all or a portion of the contract value, adjusted by any applicable market value adjustment prior to the maturity date and we will waive the surrender charge, provided that:

more than one year has elapsed since the contract date; and

the withdrawal is requested within two years of the owner’s admission into a licensed nursing home facility; and

the owner has been confined to the licensed nursing home facility (as defined below) for at least the preceding 120 days.

    A licensed nursing home facility is defined as a state licensed hospital or state licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis. The owner must provide us with satisfactory evidence of confinement by written notice. There is no fee for this waiver. This waiver is subject to state approval.

Terminal Illness Waiver

    For contracts issued on or after August 18, 2008, prior to the maturity date, you may surrender all or a portion of the contract value, adjusted by any applicable market value adjustment, without a surrender charge in the event of the owner’s terminal illness. Terminal Illness is defined as an illness or condition that is expected to result in the owner’s death within six months. The owner must provide us with a satisfactory written notice of terminal illness by a licensed physician, who is not the owner or a member of the owner’s family. We reserve the right to obtain a second medical opinion from a physician of our choosing at our expense. There is no fee for this waiver. This waiver is subject to state approval.

Taxes—taken from the contract value upon premium payments or commencement of annuity payments.
  PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state. For more information, see “Tax” and Appendix B.
Transfer Charge—currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see “Deductions and Charges.”

From the Separate Account

Daily administrative fee—currently 0.125% annually. For more information, see “Deductions and Charges.”
Mortality and expense risk fee—varies based on the benefit option selected. For more information, see “Deductions and Charges.”

Other Charges or Deductions

    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

Death Benefit

    The death benefit is calculated differently under each Death Benefit Option and the amount varies based on the Option selected.

Death Benefit Options

    The contract offers two death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

    For more information, see “The Accumulation Period—Payment Upon Death Before Maturity Date.”

Additional Information

Free Look Period

    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value plus any charges made under this contract as of the date of cancellation. However, if applicable state or federal law requires a return of premium payments less any withdrawals, we will return the greater of premium payments less any withdrawals or the contract value less any applicable surrender charges.

    For more information, see “Free Look Period.”

Termination

    If on any valuation date the total contract value equals zero, the contract will immediately terminate.

Financial Highlights

    Financial highlights give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past ten years, or since the investment option began operations, if less. These tables are highlights only.

    More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

    There are different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix C.

Financial Statements

    The financial statements of PHL Variable Accumulation Account as of December 31, 2010, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one by writing to us at Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston MA 02266-8027, or by visiting our website www.phoenixwm.com. In addition, the SAI is available on the SEC’s website at www.sec.gov. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account’s rates that we credit during a guarantee period.

Performance History

    We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at Net Asset Value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state).

The Variable Accumulation Annuity

    The individual deferred variable accumulation annuity contract (the “contract”) issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of PHL Variable and PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the Contract Value among the investment options.

PHL Variable and the Separate Account

    We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981 (“PHL Variable”). We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and our administrative offices are located at One American Row, Hartford, Connecticut, 06102-5056.

    PHL Variable is a wholly owned subsidiary of Phoenix Life Insurance Company (“Phoenix”) through its holding company, PM Holdings, Inc. Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. (“PNX”), which is a manufacturer of insurance, annuity and asset management products.

    On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and it meets the definition of a “separate account” under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

    The Separate Account has several investment options with varying degrees of investment risk. You may make contributions to the Separate Account but you assume all of the investment risk for the contract value that you contribute and allocate to the Separate Account. You may also make contributions to the MVA. The MVA is a non-unitized separate account established pursuant to Connecticut insurance law. For more complete information see the “MVA” section below. Under Connecticut law these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer. However, the assets in the Separate Account are attributable to more than one variable annuity product or to more than one variable life insurance product that we sell. Therefore, although these assets are insulated from our creditors, they all may be used to support Separate Account obligations. To the extent that the assets in the Separate Account become deficient for any reason, we will transfer assets from our General Account to the extent they are available. We reserve the right to add, remove, modify, or substitute any investment option in the Separate Account.

    Obligations under the contracts are obligations of PHL Variable Insurance Company. You may make contributions to the GIA which is supported by the assets in PHL Variable’s general account and such contributions are not invested in the Separate Account. The GIA is part of the general account of PHL Variable (the “General Account”). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the “GIA” section below.

Contract Guarantees

    Any guarantee under the contract, such as interest credited to the GIA , MVA, or any guarantee provided by a rider to your variable annuity are paid from our general account. Therefore, any amounts that we may pay under the contract as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it.

    Under Connecticut law, insurance companies are required to hold a specified amount of reserves in order to meet the contractual obligations of their general account to contract owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks. Useful information about Phoenix’s financial strength, including information on our General Account portfolio of investments, may be found on our website located under “About Us”/“Financial Strength” along with information on ratings assigned to us by one or more independent rating organizations. Additionally, the consolidated financial statements and financial schedules from PNX and subsidiaries’ Annual Report on Form 10-K for the year ended December 31, 2010 and any applicable amendments, may also be found on our website, www.phoenixwm.com, or a copy of any of the above referenced documents may be obtained for free by calling our Annuity Operations Division.

The Variable Investment Options

    You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the underlying fund is likely to be different from that of the retail mutual fund, and you should not compare the two.

    The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund’s investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a “private label” product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company’s selection criteria.

    Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

    In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

    Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.

    You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting our Annuity Operations Division at the address or telephone number provided on the first page of this prospectus.

Administrative, Marketing and Support Service Fees

    The Company and/or the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. These agreements compensate the Company and/or the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.

    Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company’s variable products. These payments may be significant and the Company and its affiliates may profit from them.

    The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.

    These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account’s investments in the funds.

    These administrative services may include, but are not limited to, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting Variable Contract owners’ interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds’ prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of Variable Contract owner’s); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.

     For additional information concerning the available investment options, please see Appendix A.

GIA

    Note: Currently, if you have the Phoenix Principal Protector, GMWB, or Phoenix Flexible Withdrawal Protector in effect for your contract, you cannot transfer Contract Value or allocate premiums to the GIA. All of your premium and contract value must be allocated to an Asset Allocation Program approved by us. We may remove this restriction at any time in the future, e.g. while you participate in an Enhanced Dollar Cost Averaging Program.

    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    Prior to the Maturity Date you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the Contract Value in the GIA as of the date of the transfer. Also, the Contract Value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:

Year One:	25% of the total value
Year Two:	33% of remaining value
Year Three:	50% of remaining value
Year Four:	100% of remaining value

    We are temporarily waiving these restrictions for transfers out of the GIA to the MVA beginning May 1, 2009. You should know that special charges associated with withdrawals and surrenders apply to the MVA, so you should carefully read the section entitled “MVA” of this prospectus as well as the MVA prospectus for more complete information. We reserve the right to reinstate the transfer restrictions from the GIA to the MVA at any time without advance notice to you.

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract. Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA Restrictions

    Contracts are subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of Contract Value. If you elect the Guaranteed Minimum Accumulation Benefit, you may not allocate premiums or transfer values to the GIA. These restrictions as well as the availability of the GIA are subject to state insurance department approval. GIA is not available in Massachusetts.

MVA

    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an Annuity Payment Option before the end of the guarantee period, a market value adjustment will be made. The MVA is available only during the accumulation phase of your contract. If you elect any Optional Guaranteed Benefit (other than the Phoenix Income Protector) you may not allocate premiums or transfer values to the MVA. The MVA option currently offers different guarantee periods, which provide you with the ability to earn interest at different guaranteed rates on all or part of your Contract Value. Each allocation has its own guaranteed rate and expiration date. Because we change guaranteed rates periodically, amounts allocated to a guarantee period at different times will have different guaranteed rates and expiration dates. The applicable guaranteed rate, however, does not change during the guarantee period.

    We will notify you of the expiration of the guarantee period and of your available options within 30 days of the expiration date. You will have 15 days before and 15 days following the expiration date (“window period”) to notify us of your election. During this window period, any withdrawals or transfers from the MVA will not be subject to a market value adjustment. Unless you elect to transfer funds to a different guarantee period, to the investment options of the Separate Account, to the GIA or elect to withdraw funds, we will begin another guarantee period of the same duration as the one just ended and credit interest at the current rate for that new guarantee period. If you choose a guarantee period that is no longer available or if your original guarantee period is no longer available, we will use the guarantee period with the next longest duration.

    We reserve the right, at any time, to discontinue guarantee periods or to offer guarantee periods that differ from those available at the time your contract was issued. Since guarantee periods may change, please contact us to determine the current guarantee periods being offered.

    Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable contingent deferred sales charges (surrender charges). The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment. A market value adjustment will not be applied upon the payment of the death benefit.

    The market value adjustment will reflect the relationship between the current rate (defined below) for the amount being withdrawn and the guaranteed rate. It is also reflective of the time remaining in the applicable guarantee period. Generally, if the guaranteed rate is equal to or lower than the applicable current rate, the market value adjustment will result in a lower payment upon withdrawal. Conversely, if the guaranteed rate is higher than the applicable current rate, the market value adjustment will produce a higher payment upon withdrawal. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable’s general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.

Deductions and Charges

Annual Administrative Charge

    We deduct an annual administrative charge from the Contract Value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the investment options, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your Contract Value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

Daily Administrative Fee

    We make a daily deduction from the Contract Value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the investment options. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above. (This fee is not deducted from the GIA or MVA.)

Market Value Adjustment

    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

Important Information on Current Fees For Optional Benefit Riders

Phoenix Principal Protector Fee

    You should assume that the guaranteed maximum fee percentage disclosed in this prospectus for the above referenced Optional Benefits will be charged unless we notify you that we will be charging a lower fee percentage or “fee.” If we choose to offer a fee that is lower than the maximum guaranteed fee percentages described in the “Optional Benefit Fee Table,” we will provide that fee to you in writing on a form satisfactory to us. If you accept the fee by signing the form, and the rest of your application is in good order, we will issue your rider and the fee reflected on that form will apply to your rider. The fee will also be reflected on the rider specification pages of your rider. While we do not have the right to change your fee once you purchase the rider, we do reserve the right to increase or decrease the fee for new purchasers, provided that we do not exceed the maximum fee percentage shown in the “Optional Benefit Fee Table.”

Phoenix Income Protector Fee

    This rider is no longer offered for sale. Your current fee percentage or “fee” was locked in at the time you purchased the rider. The current fee applied to your rider is the fee displayed on the rider specification pages of your rider. While we do not have the right to change your fee once you have purchased the rider, we reserved the right to increase or decrease the fee for new purchasers, provided that we did not exceed the maximum fee percentage shown in the “Optional Benefit Fee Table.”

GMWB 2007 Fee

    This rider is no longer offered for sale. Your current fee percentage or “fee” was set at the time you purchased the rider and is displayed on the rider specification pages of your rider. It cannot change unless your Benefit Base “steps-up” as provided by your rider. We will notify you of a new fee in writing 30 days prior to the effective date of the fee increase (your rider anniversary date.) If your rider is eligible to “step-up” it will do so automatically. This fee will not change again unless an automatic steps-up occurs again. Any new fee we may offer will never exceed the maximum guaranteed fee percentages as described in the “Optional Benefit Fee Table” of this prospectus. You may decline an automatic step-up to avoid future rate increases by notifying us at least seven days prior to your rider anniversary.

Phoenix Flexible Withdrawal Protector Fee

    You should assume that the guaranteed maximum fee percentage disclosed in this prospectus for the above referenced Optional Benefit will be charged unless we notify you that we will be charging a lower fee percentage or “fee”. If we choose to offer a fee that is lower than the maximum guaranteed fee percentages described in the “Optional Benefit Fee Table,” we will notify you in two ways: Before your application is submitted, we will provide you with the applicable fee in writing as described below. Once the Contract is issued, we will notify you in writing prior to your eligibility of a “step-up” as provided by your rider because “step-ups” can increase your fee.

    If we choose to offer a fee that is lower than the maximum guaranteed fee percentage described in the “Optional Benefit Fee Table,” we will provide that fee on a form satisfactory to us. If you accept that fee by signing the form, and the rest of your application is in good order, we will issue your rider and the fee reflected on that form will apply to your rider (“Initial Fee Schedule”). The fee for your rider will be reflected on the rider specification pages of your rider.

    The fee in your Initial Fee Schedule can only increase if your Benefit Base “steps-up” automatically. We will notify you in writing of a new fee schedule 30 days prior to the effective date of the fee increase (your rider anniversary date). If a “step-up” occurs, the new fee schedule depicted in the letter will describe the new current fee that will apply. This fee will not change again unless an automatic step-up occurs again. Any new fee schedule that we may offer will never exceed the maximum guaranteed fee percentages as described in the “Optional Benefit Fee Table” of this prospectus. You may decline an automatic step-up under Phoenix Flexible Withdrawal Protector to avoid future rate increases by notifying us at least seven days prior to your rider anniversary.

    You may also find the current fee schedule, as well as previous fee schedules on our website, www.phoenixwm.com. This document describes whether or not we are currently offering a fee schedule lower than the guaranteed maximum fee percentage shown in this prospectus and the effective date of those fees. If you have not purchased a rider yet, you should know that this fee schedule may change on a monthly basis. However, if your rider was issued within five business days of a fee schedule change, you will receive the fee schedule in effect as of the date of your application.

Guaranteed Minimum Accumulation Benefit (Phoenix Principal Protector) Fee

    If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee. The fee is equal to the Rider Fee Percentage shown on your rider specifications page multiplied by the greater of the guaranteed amount and the Contract Value on the date the fee is deducted. The fee is deducted on each contract anniversary during the ten-year term. If this benefit terminates on a contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

    The current fee percentage is locked in at the time you elect this benefit. We reserve the right to charge up to the maximum fee percentage shown in the table of “Optional Benefit Fees.”, multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted. (See the section “Important Information on Current Fees for Optional Benefit Riders” for more complete information.)

    If you elect the Phoenix Principal Protector, you will be unable to elect any other Optional Benefit.

Guaranteed Minimum Income Benefit Rider (Phoenix Income Protector) Fees

    If the Guaranteed Minimum Income Benefit rider is part of your contract, we will deduct a fee. The fee is equal to the Rider Fee Percentage shown on your rider specifications page multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the rider fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option, GIA and MVA, if available, bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option and GIA and MVA. We will waive the rider fee if the Contract Value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

    The current fee percentage is locked in at the time you elect this benefit. We reserve the right to charge up to the maximum fee percentage shown in the table of “Optional Benefit Fees”, multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted. (See the section “Important Information on Current Fees for Optional Benefit Riders” for more complete information.)

    If you elected the Phoenix Income Protector, you will be unable to elect any other Optional Benefit.

Guaranteed Minimum Withdrawal Benefit Fees

    If a guaranteed minimum withdrawal benefit rider is part of your contract, we will deduct a fee. The fee will depend on which rider was available for election at the time you purchased your contract and which option of the rider, single life option or spousal life option, you elected. If you elect any available guaranteed minimum withdrawal benefit, you will be unable to elect either the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Income Benefit.

Guaranteed Minimum Withdrawal Benefit (GMWB) Fee (Rider available from May 1, 2007 until November 17, 2008)

    The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

    The fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date that the fee is deducted. The maximum fee percentages for the Single Life Option and for the Spousal Life Option are shown in the table of “Optional Benefit Fees.”

    You should know that we may increase your fee on the date of any automatic step-up to the Benefit Base for this rider. If you do not decline an automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base. In any case, the fee will not exceed the maximum percentage. See “Optional Benefits” for additional information on the potential impact of the step-up feature on the rider fee and your ability to decline the step-up.

    We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage shown in the table of “Optional Benefit Fees.” (See “Important Information on Current Fees for Optional Benefit Riders” for more complete information.)

Phoenix Flexible Withdrawal Protector Fee (Rider available for contracts applied for on and after November 17, 2008)

    If you have elected Phoenix Flexible Withdrawal Protector for your contract, we will deduct the rider fee on each rider anniversary while the rider is in effect. Currently, the rider anniversary is the same as the contract anniversary. The fee for this rider is a percentage of the greater of Contract Value or the rider Benefit Base on the date the fee is deducted. We calculate and deduct the rider fee amount after any applicable roll-up and before any automatic step-up of the rider Benefit Base.

     Sample Calculation of the Fee for Phoenix Flexible Withdrawal Protector without the optional Extended Care Enhancement

    Assume that you have reached the end of first rider year, and that your rider fee percentage is 2.50%, your initial Benefit Base was $100,000, you made an additional premium payment of $10,000 during the first rider year and your Contract Value is $110,500. Also, assume that you made no withdrawals during the rider year and that you have not elected to opt-out of automatic step-ups.

    The Benefit Base at the end of the first rider year is equal to the Benefit Base on the rider date ($100,000) plus the amount of the additional premium payment ($10,000) or $110,000.

    Assume that your roll-up percentage is 6.5%. The roll-up amount is equal to 6.5% multiplied by the Benefit Base on the rider date ($100,000) plus the sum of all subsequent premium payments made during the first rider year or [6.5% x ($100,000 + $10,000)] = $7,150.

    The Benefit Base after roll-up is the current Benefit Base ($110,000) compared to the following amount: the current Benefit Base ($110,000) plus the roll-up amount for the first rider year ($7,150). The Benefit Base after roll-up is therefore $117,150 ($110,000 + $7,150).

    Your rider fee is $2,929 (2.50% of the greater of $110,500 and the $117,150). This rider fee is assessed against your Contract Value and your Contract Value becomes $107,571 ($110,500 – $2,929).

    When we calculate the step-up, we begin that calculation using the current Contract Value, which in this example is $107,571.

    The maximum fee percentage for Phoenix Flexible Withdrawal Protector and the maximum additional fee percentage to add the optional Extended Care Enhancement are shown in the table of “Optional Benefit Fees.” The applicable current fee percentage for Phoenix Flexible Withdrawal Protector varies depending on whether the single life or spousal life option is selected. In addition, it may vary if you have stepped-up your Benefit Base. See the section entitled “Important Information on Current Fees for Optional Benefit Riders” for more complete information. While we do not currently do so, we may in the future charge different fees depending on the asset allocation program you select. An additional current fee amount is charged if you add the Extended Care Enhancement. This fee does not vary based on single or spousal life option and is assessed along with and in the same manner as the fee for the Phoenix Flexible Withdrawal Protector without the Extended Care Enhancement. See the table of “Optional Benefit Fees” for details.

    You should know that we may increase your fee on the date of any automatic step-up to the Benefit Base for this rider. If you do not decline an automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base. In any case, the fee will not exceed the maximum percentage. See “Optional Benefits” for additional information on the potential impact of the step-up feature on the rider fee and your ability to decline the step-up.

    Unless we agree otherwise, the rider fee will be deducted from total Contract Value with each investment option in which the contract has value and, if allocation to the GIA is then permitted, the GIA bearing a pro rata share of such fee based on the proportionate value in each of those accounts.

    If you surrender the contract on a date other than a contract anniversary, we will deduct a proportional rider fee, calculated as described below, from the amount paid on surrender. If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire rider fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The prorated rider fee is calculated by multiplying the fee percentage then in effect for the rider by the greater of the Benefit Base or the Contract Value on the date the rider terminates, and then multiplying this amount by the result of the number of days elapsed in the rider year divided by the total number of days of that year.

Mortality and Expense Risk Fee

    We make a daily deduction from each investment option for the mortality and expense risk fee. The charge is assessed against the daily net assets of the investment options and varies based on the death benefit option you selected. The maximum charge, which is the charge currently in effect, under each death benefit option is equal to the following percentages on an annual basis:

Death Benefit Option 1 – Return of Premium	Death Benefit Option 2 – Annual Step-up
1.075%	1.225%

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    No mortality and expense risk fee is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

Surrender Charges

    A surrender charge may apply to withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. They are contingent charges because they are paid only if you surrender your contract within the surrender period. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and on death benefits. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for five years. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see “Annuity Payment Options.” Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received. The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the Contract Value. In the first contract year, you may withdraw up to 10% of the Contract Value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the Contract Value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

Percent	7%	6%	5%	4%	3%	2%	1%	0%
Complete Premium Payment Years	0	1	2	3	4	5	6	7+

    Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected investment options, GIA and MVA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining Contract Value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

    Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable surrender charges. The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment. For more information, see “MVA” or refer to the MVA prospectus.

Tax

    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner’s state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see “Appendix B.”

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Transfer Charge

    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

Reduced Charges, Credits and Bonus Guaranteed Interest Rates for Eligible Groups

    We may reduce or eliminate the mortality and expense risk fee or the contingent deferred sales charge or the contingent deferred sales charge period, or credit excess interest, when sales or exchanges of the contracts are made to certain eligible groups that result in savings of sales or administrative expenses, lower taxes, or lower risks to us. We will consider the following characteristics:

(1)	the size and type of the group of individuals to whom the contract is offered;
(2)	the amount of anticipated premium payments;
(3)	whether there is a preexisting relationship with the Company such as being a contract holder under a co-insurance or other financial arrangement; an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or 1851 Securities, Inc. (“1851”), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom 1851 has selling agreements; and
(4)	internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of the mortality and expense risk fee or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

Other Charges

    As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

The Accumulation Period

    The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.

Accumulation Units

    An accumulation unit is used to calculate the value of a contract. Each investment option has a corresponding accumulation unit value. The number of accumulation units of an investment option purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that investment option next determined after receipt of the payment. The value of the accumulation units of an investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.

Accumulation Unit Values

    On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.

Purchase of Contracts

    Generally, we require minimum initial premium payments of:

Nonqualified plans—$5,000
Qualified plans—$2,000

    The initial payment is due and payable before the contract becomes effective. Generally, we require minimum subsequent premium payments of $100. An automated payment or bank draft service may be available under certain, very limited circumstances. Contact our Annuity Operations Division for information regarding this service.

    The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

    Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see “Optional Benefits.”

    Premium payments received under the contract will be allocated in any combination to any investment option, GIA, MVA, or program described in this prospectus in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    For certain eligible groups, we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1)	the make-up and size of the prospective group;
(2)	the method and frequency of premium payments; and
(3)	the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

    Payments to the GIA are subject to the Maximum GIA Percentage. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the GIA.

Additional Programs

    If you have any Optional Benefit other than Phoenix Income Protector attached to your contract, you must elect and continue to participate in a single, approved asset allocation program or the Optional Benefit will terminate. All initial and subsequent premium payments and Contract Value must be allocated to your chosen program beginning on the date your chosen rider is effective, which currently must be the contract date. There is no charge to participate in any approved program. We do not currently but may in the future vary the fee for the Phoenix Flexible Withdrawal Protector based on the asset allocation program selected.

    Provided that you do not have any Optional Benefit riders attached to your contract, you may elect any of the additional programs described below at any time and at no charge.

    We may discontinue, modify or amend these programs as well as offer new programs or change the programs that are approved for use with the Optional Benefits in the future.

Asset Allocation and Strategic Programs

    Asset allocation and strategic programs are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The asset allocation and strategic programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal). We currently offer several asset allocation programs many of which are approved for use with the Optional Benefits. Information about the programs we currently offer and whether each is approved for use with an Optional Benefit is provided below.

    For ease of reference throughout this section, we refer to the asset allocation and strategic programs described, simply as “programs”, and we refer to the asset allocation options available within the programs, as “options”. We do not charge for participating in the programs or their options. You may participate in only one asset allocation program at a time and your ability to use an asset allocation program with Asset Rebalancing and Dollar Cost Averaging or Enhanced Dollar Cost Averaging is limited as described in “Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs.” Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option within a program, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

Selecting a Program and Option-Contracts without Optional Benefits

    If you have not elected an Optional Benefit for your contract, you are not required to elect an asset allocation program but may do so if you wish. If you are interested in electing a program, you should consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options.

    When you participate in a program, all of your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You may, at any time, switch your current program or option, and may elect any modified or new programs or options the Company may make available subject to our rules and rates then in effect. You may cancel your participation in a program at any time, and later re-enroll in a program by contacting our Annuity Operations Division. If a program is eliminated, we will notify you of the elimination and you should consult with your registered representative to choose among the other programs available at that time. To enroll in a program, you must properly complete the election form we require and return it to our Annuity Operations Division at the address shown on the first page of your prospectus.

Selecting a Program and Option-Contracts with Optional Benefits

    If you purchase a contract with an Optional Benefit, other than Phoenix Income Protector, you must select one of the approved programs through which to allocate your premium payments and Contract Value. When you participate in one of the approved programs all your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another approved program and may elect any modified or new programs or options the Company may make available subject to our rules then in effect. If we are then charging different fees for Optional Benefits based on the approved asset allocation program you select, changing programs or options may change the fee for the Optional Benefit on your contract.

    Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause your Optional Benefit to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate an Optional Benefit. If a program is eliminated, we will notify you of the elimination and you should consult with your registered representative to choose among the other programs available at that time.

Program Availability

    When you elect an Optional Benefit rider other than the Phoenix Income Protector you must allocate all premium to one program or program option that is available at the time of your election. (To simplify this discussion, the term “program” refers to both a program and a program option for those programs offering more than one investment option.) Contract value and premium may never be allocated to more than one program. Transfers of partial contract value are not permitted. Different programs have been offered with different Optional Benefits during various time periods. We may discontinue, modify, or amend programs and we may make different programs available in the future. For all time periods, regardless of program availability changes, you will be permitted to remain in the program in which you are invested and to allocate additional premium to that program. You may not transfer into a program that is not available on the date of the requested transfer. However, prior to June 22, 2009, you are permitted to transfer back into a program in which you were previously invested, even if it is not listed as generally available on the date of the transfer request. You should note that, beginning with the June 22, 2009 program availability changes, if you transfer out of a program, you will not be able to transfer back into that program if it is not available on the date of the requested transfer. The table below shows program availability during various time periods by Optional Benefit rider:

	Phoenix Flexible Withdrawal Protector	Phoenix Principal Protector	GMWB 2007
Beginning 11/19/10	Ibbotson Portfolio Series: Ibbotson Income and Growth ETF Ibbotson Balanced ETF	Ibbotson Portfolio Series: Ibbotson Income and Growth ETF Ibbotson Balanced ETF	Ibbotson Portfolio Series: Ibbotson Income and Growth ETF Ibbotson Balanced ETF
Prior to 11/19/10	Phoenix Dynamic: Moderate Moderate Growth	Phoenix Dynamic: Moderate Moderate Growth	Phoenix Dynamic: Moderate Moderate Growth
3/9/09 – 6/21/09	Phoenix-Ibbotson-Strategic: Conservative Moderately Conservative Moderate Franklin Founding	Phoenix-Ibbotson Strategic: Conservative Moderately Conservative	Phoenix-Ibbotson Strategic: Conservative Moderately Conservative Moderate Moderately Aggressive Aggressive Franklin Founding
11/17/08 – 3/8/09	Same as above	Phoenix-Ibbotson Strategic: Conservative Moderately Conservative Moderate Moderately Aggressive Franklin Founding	Same as above
Prior to 11/17/08	Phoenix-Ibbotson Strategic: Conservative Moderately Conservative Moderate Moderately Aggressive Franklin Founding	Phoenix-Ibbotson Strategic: Conservative Moderately Conservative Moderate Moderately Aggressive Aggressive Franklin Founding	Same as above

    A brief description of each program follows.

Franklin Templeton Founding Investment Strategy

Through the Franklin Templeton Founding Investment Strategy, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.

  Franklin Income Securities Fund—34%
  Mutual Shares Securities Fund—33%
  Templeton Growth Securities Fund—33%
Ibbotson Asset Allocation Series

The Ibbotson Asset Allocation Series (“the Series”) are risk-based portfolios (“Portfolios”) that invest in ETFS, which are typically structured as open-end investment companies or unit investment trusts. The Series were designed on established principles of asset allocation and are intended to provide various levels of potential return for a targeted level of risk. The Series’ asset allocation policy is dynamically managed to consider changes in the economy or markets. The Portfolios in the Series are continuously managed to the asset allocation policy. The Portfolio options approved for use are:

  Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
  Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
  Ibbotson Growth ETF Asset Allocation Portfolio – Class II
  Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II

If you should elect any of the Portfolios listed above, transfers made under these programs will not be counted toward the 12 transfers per year after which we may impose a transfer fee.

Phoenix-Ibbotson Strategic Asset Allocation—(Closed to new investors effective June 22, 2009)

PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. Except as noted above, the options approved for use are:

  Conservative Portfolio which seeks conservation of capital and has a portfolio allocation more heavily weighted in fixed income investments than in equities.
  Moderately Conservative Portfolio which primarily seeks current income, with capital growth as a secondary objective, and has a portfolio allocation of approximately equal weightings in equities and fixed income investments.
  Moderate Portfolio which seeks long-term capital growth and current income with emphasis on current growth, and has a portfolio allocation more heavily weighted in equities than in fixed income investments.
  Moderately Aggressive Portfolio which seeks long-term capital growth with current income as a secondary objective, and has more than three quarters of the portfolio in equities and less than one quarter in fixed income investments.
  Aggressive Portfolio which seeks long-term capital growth and is invested primarily in equities.

On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (Contract Value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elect to participate in this program on and after September 10, 2007, on an annual basis, we will reallocate the Contract Value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

Asset Rebalancing Program

    The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. These transfers will occur on the date you specify (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.

    Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.

Dollar Cost Averaging Program

    The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding valuation date.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program. Except as described below, the Dollar Cost Averaging Program is not available to individuals while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

    For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

    We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.

    You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.

    In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.

    After the cancellation date, you may transfer the Net Value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the investment options without being subject to the Maximum GIA Percentage.

    We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs

    If you elect to participate in the Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

1.	Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and
2.	Asset Rebalancing with monthly rebalancing in the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.

    If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.

Interest Investment Program

    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

Systematic Withdrawal Program

    Prior to the Maturity Date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each investment option, MVA and GIA bearing a pro rata share. Withdrawals from the MVA may be subject to a market value adjustment.

    The minimum withdrawal amount is $100. Withdrawals will be processed on the date you specify (provided we receive the request in good order) unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. If no date is specified by you, then withdrawals will be processed on each monthly contract anniversary. Any applicable surrender charges, market value adjustment, and taxes will be applied to the withdrawal.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the Maturity Date. There is no charge for participating in this program.

Optional Benefits

    There are two Optional Benefits currently available with this annuity: Phoenix Principal Protector (a guaranteed minimum accumulation benefit rider) and Phoenix Flexible Withdrawal Protector (a guaranteed minimum withdrawal benefit rider). Phoenix Principal Protector is designed for people who want to ensure the preservation of their premium deposits over a long time horizon (10 years). Phoenix Flexible Withdrawal Protector is designed for people who want to ensure guaranteed withdrawals, designed to provide the most favorable guaranteed withdrawal benefit after the Benefit Eligibility Date.

    Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen.

    If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your registered representative.

Definition of “Spouse” under Optional Benefits

    Certain Optional Benefits under the contract offer the election of a spousal life option. An election of the spousal life option may not provide any economic benefit if the Covered Persons under the option do not meet the definition of two legal spouses under federal law. See “Spousal Definition” for further discussion of spousal qualifications. This is due to the interaction between the federal definition of “spouse” and the Internal Revenue Code, which requires distributions upon the death of an Owner except for certain spousal continuation benefits. State laws and regulations may determine whether the spousal life option under an Optional Benefit must be offered to spouses as defined by state law, registered domestic partners, civil union partners or two people who share a reasonable economic or familial relationship. However, even if state laws require the offer of this benefit, it may not be in your best interest to purchase the spousal life option if the Covered Persons are not two legal spouses under federal law, since the spousal benefit relies, in part, on spousal continuation provisions of the Internal Revenue Code. The federal definition of spouse provided under the Defense of Marriage Act (DOMA) differs from the laws of certain states and does not include same-sex partners, registered domestic partners, civil union partners or two people who share a reasonable economic or familial relationship.

Guaranteed Minimum Accumulation Benefit (“GMAB”) (Phoenix Principal Protector)

    Phoenix Principal Protector provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit must be elected prior to issue and may be terminated at any time by request.

    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See “Deductions and Charges.”

    The benefit is available if each owner and annuitant are less than 81 years old on the rider date.

    Phoenix Principal Protector is available only if you allocate your premiums to an approved asset allocation or strategic program, and if you remain fully invested through an asset allocation or strategic program for the term of the benefit.

    The Phoenix Principal Protector is also available to you if you have purchased this contract in order to receive your mandatory after-death distributions using an Inherited/Stretch Annuity. An Inherited/Stretch Annuity is available to an individual or trust beneficiary of an Individual Retirement Account (IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract issued by PHL Variable or its affiliates or issued by a company unaffiliated with PHL Variable. If the beneficiary of a contract issued by a company unaffiliated with PHL Variable purchases this Phoenix Spectrum Edge+ Contract, then the Phoenix Principal Protector will be available to the beneficiary. However, the beneficiary of this Spectrum Edge+ Contract cannot elect the Phoenix Principal Protector because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have a IRA/Qualified or Non-Qualified Plan and whether the beneficiary is an individual or a trust.

    If you have purchased this contract in order to receive your mandatory after-death distributions using an Inherited/Stretch Annuity, election of the Phoenix Principal Protector may not be in your best interest. Once inherited proceeds are in an Inherited/Stretch Annuity, mandatory annual distributions must be made based on the life expectancy of the original beneficiary of the proceeds. Mandatory annual distributions may diminish the attractiveness of electing the Phoenix Principal Protector because withdrawals made during the ten-year term of the rider decrease the amount of the benefit available. Consult your financial professional and tax adviser to determine whether this feature is right for you. See the section of this prospectus entitled “Inherited/Stretch Annuity Feature” for more details.

Guaranteed Amount

    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

A	=	the Contract Value on the rider date.
B	=	100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the “term”).
C	=	pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the Contract Value immediately prior to the withdrawal.

    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.00. For contracts issued between May 1, 2007 through August 17, 2008, the Guaranteed Amount Factors 1 and 2 were 1.05

Additional Amount

    If on the last day of the term:

the Contract Value is less than the guaranteed amount base; we will add an additional amount to the Contract Value equal to the difference between the Contract Value and the guaranteed amount.
the Contract Value is greater than or equal to the guaranteed amount base, we will add an additional amount to the Contract Value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.
the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the Contract Value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

    If on any day following the rider date, any portion of the Contract Value is no longer invested according to an asset allocation or strategic program established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the Contract Value.

Benefit Termination

    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

the date that any portion of the Contract Value is not invested according to an asset allocation or strategic program established and maintained by us for the benefit;
the date that a full surrender is made;
the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;
the date the contract annuitizes; or
the date the contract terminates for any reason.

    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.

Guaranteed Minimum Income Benefit Rider (“GMIB”) (called Phoenix Income Protector—this Rider is not available beginning March 9, 2009).

    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract (“rider date”) or the contract anniversary following the older Annuitant’s 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it, upon written notice, within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant’s 90th birthday.

    A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See “Deductions and Charges” above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the Contract Date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.

    Phoenix Income Protector is also available to you if you are the beneficiary of a deceased Owner’s Contract issued to the Owner by another company and you are utilizing this Contract as an Inherited/Stretch Annuity. This benefit is also available to you if you are the beneficiary of a deceased Owner’s annuity contract, other than a Phoenix Spectrum Edge®+ Contract, the contract was issued to the Owner by Us, and you are utilizing this Contract as an Inherited/Stretch Annuity. This benefit is not available to you if you are the beneficiary of a deceased Owner’s Phoenix Spectrum Edge®+ Contract issued to the Owner by Us and are utilizing this Contract as an Inherited/Stretch Annuity.

Guaranteed Annuitization Value

    On and before the contract anniversary following the older annuitant’s 80th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

A	=	the Contract Value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled “Effective Annual Rate”) starting on the rider date and ending on the date the guaranteed annuitization value is calculated.
B	=	the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.
C	=	the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.
D	=	any tax that may be due.

    Assume the contract owner makes an initial payment of $100,000 (at age 68) and an additional deposit of $200,000 on the 3rd contract anniversary.

    On the 7th contract anniversary (age 75), the Guaranteed Annuitization Value is the lesser of (i) or (ii) where (i) is equal to $383,311 (($100,000 x 1.053) + $200,000) x 1.054) and (ii) is equal to $600,000 (200% x ($100,000 + $200,000)). The Guaranteed Annuitization Value is $383,311. This assumes there were no additional payments, withdrawals, or transfers.

    After the contract anniversary following the older annuitant’s 80th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

A	=	the guaranteed annuitization value on the contract anniversary following the older annuitant’s 80th birthday.
B	=	the sum of premium payments made after the contract anniversary following the older annuitant’s 80th birthday.
C	=	the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant’s 80th birthday.
D	=	any tax that may be due.

    Assume the contract owner makes an initial payment of $100,000 (at age 79) and an additional deposit of $200,000 on the 3rd contract anniversary (at age 82).

    The Guaranteed Annuitization Value at age 80 is equal to $105,000 ($100,000 x 1.05). On the 7th contract anniversary (age 87), the Guaranteed Annuitization Value is equal to $305,000 ($105,000 + $200,000). This assumes there were no additional payments, withdrawals, or transfers.

    You should know that the Effective Annual Rate, the percentage used to increase your annuitization value as described above, will be reset to 0% depending on whether or not the value in the GIA is greater than 40% of the total Contract Value on certain dates. Please refer to the following section entitled “Effective Annual Rate” for a full description of the Effective Annual Rate.

Guaranteed Annuitization Value Reduction

    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after initial election of the Phoenix Income Protector rider. In summary, if withdrawals in a rider year do not exceed a maximum annual amount, then the guaranteed annuitization value reduction for those withdrawals is equal to the sum of the withdrawals. To the extent that withdrawals in a rider year exceed a maximum annual amount, then the guaranteed annuitization value reduction for those excess withdrawals will reduce the guaranteed annuitization value by the ratio of each withdrawal to the Contract Value prior to the withdrawal. On each rider anniversary, a maximum annual amount is calculated equal to the effective annual rate on the rider anniversary multiplied by the guaranteed annuitization value on the rider anniversary. The maximum annual amount during the first rider year is equal to 5% multiplied by the Contract Value on the rider date. Withdrawals during a rider year will reduce the maximum annual amount by the same amount that your Contract Value is reduced as a result of the withdrawal.

    The guaranteed annuitization value reduction is equal to the sum of A and B where:

A	=	the lesser of the remaining maximum annual amount (prior to the withdrawal) and the withdrawal amount; and
B	=	(a) multiplied by (b), where:

(a)	=	the guaranteed annuitization value immediately prior to the withdrawal less the value determined in “A” above;
(b)	=	1 minus the result of (c) divided by (d), where:
(c)	=	the Contract Value after the withdrawal, and
(d)	=	the Contract Value before the withdrawal less the value determined in “A” above.

Effective Annual Rate

    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total Contract Value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total Contract Value on any of the following dates:

1.	each date we process a premium payment.
2.	each date we process a transfer.
3.	each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total Contract Value on any of the following dates:

1.	each date we process a premium payment.
2.	each date we process a transfer.
3.	each date we process a withdrawal.
4.	each contract anniversary.

Termination of This Rider

    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1.	the 30th day after the last contract anniversary that occurs after the older Annuitant’s 90th birthday;
2.	the termination of the contract to which this rider is attached;
3.	the date a death benefit becomes payable under the contract to which this rider is attached;
4.	the date annuity payments commence under the contract to which this rider is attached; and
5.	the death of the last surviving annuitant or joint annuitant named under this rider.

Phoenix Income Protector Annuity Payment Options

    Under this rider, you may only elect one of the following annuity payment options:

    GMIB Option A — Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5, 10 or 20 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB Option B — Non-Refund Life Annuity: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB Option D — Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB Option F — Joint and Survivorship Life Annuity with 10-Year Period Certain: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

Payment Upon Death After Maturity Date

    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled “Inherited/Stretch Annuity Feature.”)

    If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

    If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.

Important Information regarding Phoenix Income Protector

    While Phoenix Income Protector does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

Phoenix Income Protector does not provide Contract Value or in any way guarantee the investment performance of any investment option available under the contract.
Phoenix Income Protector is irrevocable once elected.
You may not change any annuitant or joint annuitant while Phoenix Income Protector is in effect.
Phoenix Income Protector does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the rider.
You should consult with a qualified financial advisor if you are considering Phoenix Income Protector.
The minimum monthly fixed annuity payment amount under the Phoenix Income Protector may be less than the annuity payment amount under the Contract even if the guaranteed annuitization value is greater than contract value.
Phoenix Income Protector is only available if approved in your state and if we offer it for use with the contract.

Phoenix Flexible Withdrawal ProtectorSM:
A Guaranteed Minimum Withdrawal Benefit (GMWB)

Summary of Benefit

    The Phoenix Flexible Withdrawal Protector rider may be elected by you for an additional charge at the time you purchase your contract, if it has been made available in your applicable state by us. You may also elect the optional Extended Care Enhancement with the rider, also for an additional charge. You must elect the Extended Care Enhancement to be included as part of the rider at the time you purchase the contract. You may only purchase one Optional Guaranteed Benefit with the contract. The Phoenix Flexible Withdrawal Protector guarantees a minimum payment or withdrawal amount from the contract once a specified date is reached if certain restrictions and limitations are met. The rider provides a lifetime benefit for one person or two spouses depending upon the option selected. The rider does not provide access to the benefit prior to the date the youngest Covered Person reaches age 60 for the single life option and the younger spouse’s age 65 for the spousal life option. The date on which this occurs is called the Benefit Eligibility Date. See “Important Terms and Conditions Related to Phoenix Flexible Withdrawal Protector” below for the definition of “Covered Person” and other important terms. Prior to the Benefit Eligibility Date, the benefit’s value can increase due to increases in the Benefit Base. See “Events and features causing recalculation of the Benefit Base” below for details.

    The annual amount of the rider’s lifetime benefit is called the Annual Benefit Amount. The Annual Benefit Amount represents two distinct values depending on whether your Contract Value is zero or greater than zero. The Annual Benefit Amount is calculated on the later of your first withdrawal date or the Benefit Eligibility Date. The Annual Benefit Amount (on the date it is calculated) equals a percentage called the Annual Benefit Percentage, multiplied by a value called the Benefit Base. The Annual Benefit Percentage ranges from 0%-6% (0% to 7% for riders issued prior to March 9, 2009) based on the attained age of the youngest Covered Person on your first withdrawal date. If you take a withdrawal before the Benefit Eligibility Date, the Annual Benefit Percentage will be zero and then will be permanently set to 4% (5% for riders issued prior to March 9, 2009) on the Benefit Eligibility Date. The Benefit Base is a value calculated to determine the Annual Benefit Amount. The Benefit Base can increase or decrease due to certain transactions and events under the contract. As a result, the Annual Benefit Amount may increase or decrease and affect what you receive in payments or withdrawals under the rider. Further definition of these terms, calculation of values, and how various contract transactions and events affect these values are described below.

Annual Benefit Amount when Contract Value is greater than zero: Guaranteed Withdrawals

    Phoenix Flexible Withdrawal Protector guarantees a minimum amount of withdrawals you may take from the contract each year after the Benefit Eligibility Date, provided no withdrawals have been made from the contract prior to that Date (the youngest Covered Person’s 60th birthday for the single life option and 65th birthday for the spousal life option). This amount is the Annual Benefit Amount. You must reach the Benefit Eligibility Date before the Annual Benefit Amount becomes available for guaranteed withdrawals. You may still take withdrawals prior to the Benefit Eligibility Date, but this may significantly reduce or eliminate the value of the rider benefit. Please see the chart of “Special Risks Associated with Withdrawals” at the end of this section for details.

    If you take withdrawals from the contract prior to the Benefit Eligibility Date, the Benefit Base will be reduced by the withdrawal in the same proportion as the Contract Value is reduced by the withdrawal. See “Taking Withdrawals.” So long as your remaining Benefit Base is greater than zero when you reach that Date, the Annual Benefit Amount that becomes available to you at that time will be calculated. On that Date, the Annual Benefit Amount will be equal to the Annual Benefit Percentage multiplied by the Benefit Base. However, if you take withdrawals before that Date and these withdrawals cause both your Contract Value and Benefit Base to become zero, your rider will terminate without value. Since this is a lifetime benefit, postponing withdrawals too long may limit the value of this rider because your remaining life expectancy shortens as you age. You should carefully consider your plans for taking withdrawals from the contract in considering whether this benefit is appropriate for your goals.

    After the Benefit Eligibility Date, withdrawals reduce the future value of this benefit if they exceed the Annual Benefit Amount. We will reduce the Benefit Base if cumulative withdrawals in a rider year exceed the Annual Benefit Amount. This reduction affects the amount available for future guaranteed withdrawals when the Contract Value is greater than zero and for guaranteed payments when the Contract Value is zero. See the chart of “Special Risks Associated with Withdrawals” at the end of this section for details. Withdrawals in excess of the contract’s free withdrawal amount are subject to any surrender charges imposed under the contract.

Annual Benefit Amount when Contract Value is zero: Guaranteed Payments

    If your Contract Value goes to zero on or after the Benefit Eligibility Date (the youngest Covered Person’s 60th birthday for the single life option and 65th birthday for the spousal life option), and you have met the conditions of the benefit, the contract and all rights under the contract and rider terminate but we will pay you the Annual Benefit Amount each year until the first death of a Covered Person under the single life option or until the death of the surviving spouse under the spousal life option. You must reach the Benefit Eligibility Date before the Annual Benefit Amount becomes available for guaranteed payments.

Asset Allocation or Strategic Program Requirement

    You must select one of the approved asset allocation programs when allocating your premium payments and Contract Value if you purchase Phoenix Flexible Withdrawal Protector. Consult with your registered representative before you select a program. Review your selected program periodically with your registered representative to determine if it needs to be changed. You may switch your current program at any time to another the Company has approved and made available. However, the rider fee may vary based upon the program or option you choose and the fee may increase under certain circumstances. See the table of “Optional Benefit Fees” for details. We reserve the right to restrict availability of investment options and programs.

    Canceling out of programs altogether will cause the rider to terminate without value. Consult your registered representative before you cancel out. Later re-enrollment is allowed. However, once you cancel out, later re-enrollment in a program will not reinstate the rider. If a program is eliminated while the rider is in effect, we will provide you notice and you must choose among the other approved programs available. Consult with your registered representative to make an appropriate selection and return the form we require to the Annuity Operations Division. Descriptions of the programs are found in “Asset Allocation and Strategic Programs” above.

Important Terms and Conditions Related to Phoenix Flexible Withdrawal Protector

    The rider date is the same as the contract date and rider years are measured the same as contract years because the rider is only available for purchase at the time you buy the contract.

    “Annual Benefit Percentage” is the percentage we use to determine the Annual Benefit Amount. The percentage varies by age as shown below and is established on the date you make the first withdrawal from the contract. If your first withdrawal is prior to the Benefit Eligibility Date (the youngest Covered Person’s 60th birthday for the single life option or 65th birthday for the spousal life option) this percentage is reset to 4% on the Benefit Eligibility Date.

Single Life Attained Age	Annual Benefit Percentage	Spousal Life Attained Age	Annual Benefit Percentage
<60	0%	<65	0%
60-74	4%	65-74	4%
75-84	5%	75-84	5%
85+	6%	85+	6%

    See your rider’s specification page for percentages applicable prior to March 9, 2009.

    “Benefit Eligibility Date” is the date the benefit provided by the rider is first available to you.

  For the single life option, the Benefit Eligibility Date is the later of the rider date or the date the youngest Covered Person attains age 60.
  For the spousal life option, the Benefit Eligibility Date is the later of the rider date or the date the youngest Covered Person attains age 65. If either spouse dies prior to the Benefit Eligibility Date, we will reset the Benefit Eligibility Date to the later of the date of the first spousal death or the date the surviving spouse attains age 65.

    “Covered Person(s)” means the person(s) whose life is used to determine the duration of the lifetime Annual Benefit Amount payments. A Covered Person must be a natural person.

  For the single life option, the Covered Person can be one or more lives. If there is one natural person owner, the owner is the Covered Person. If there are multiple natural person owners, all owners are Covered Persons. If the owner is a non-natural person, all annuitants named in the contract become Covered Persons.
  Generally, for the spousal life option, Covered Persons must be two legal spouses under federal law to receive any economic benefit from the election of this option (See “Definition of Spouse” under Optional Benefits” for more information). For contracts issued in New Jersey and Oregon, Covered Persons must be either two legal spouses under federal law or domestic partners under state law. If there is one natural person owner, the owner and the owner’s spouse must be the Covered Persons. The spouse must be the sole beneficiary. If there are two spousal owners, the Covered Persons are the spousal owners, and they must both be each other’s beneficiary. If there are multiple non-spousal owners, or if the owner is a non-natural person, the spousal life option is not allowed.

Benefit Base

    The Benefit Base determines the Annual Benefit Amount. The Annual Benefit Amount represents two distinct values depending upon whether or not your Contract Value is greater than zero. It is the amount available for withdrawals provided you have reached the Benefit Eligibility Date and the Contract Value is greater than zero. It is also the amount we will pay to you each year provided you have reached the Benefit Eligibility Date and the Contract Value has gone to zero.

    Assuming the Phoenix Flexible Withdrawal Protector rider was issued on the date the contract was issued, the Benefit Base on that date equals the initial premium payment. Thereafter, the Benefit Base is re-calculated whenever certain triggering events occur. At any time while the rider is in effect, we will reduce the Benefit Base if cumulative withdrawals in a rider year exceed the Annual Benefit Amount. Generally speaking, assuming no withdrawals have been taken, the Benefit Base will be increased by additional premium payments, and may be increased as a result of the roll-up and step-up features. The Benefit Base may also be increased at a particular rider anniversary following the end of the roll-up period by an aspect of the roll-up feature we call the Benefit Base Multiplier. Events and features causing recalculation of the Benefit Base are described below. The Benefit Base will never exceed a maximum amount. This maximum amount is the sum of the Maximum Benefit Base Percentage (currently 500%), multiplied by the initial premium plus the Maximum Benefit Base Percentage multiplied by the sum of subsequent premiums in the first rider year, plus 100% of other subsequent premiums.

    Sample calculation of the Maximum Benefit Base

    Assume that the initial premium on the rider date was $100,000 and that the Maximum Benefit Base Percentage was 500%. On the rider date, your Maximum Benefit Base is $500,000 (500% times $100,000).

    Now assume that you make an additional premium payment of $20,000 during the first rider year. Your Maximum Benefit Base would be increased to $600,000 [500,000 + (500% times $20,000)].

    Then assume that you make another premium payment of $15,000, but that this premium payment was made in the third rider year. Your Maximum Benefit Base would be increased to $615,000 [$600,000 + (100% times $15,000)].

Events and features causing recalculation of the Benefit Base

Premium Payments Received After the Rider Date

If we receive premium payments after the rider date, and no withdrawals have been made from the contract, then we will increase the Benefit Base. The Benefit Base will be increased by the dollar amount of each premium payment on the date we receive it. However, if you then take withdrawals from the contract in excess of your Annual Benefit Amount, we will reduce the Benefit Base as described in “Taking Withdrawals” below.

Withdrawals also stop increases in your Benefit Base that would have occurred when additional premiums are received by us. If any withdrawal has been made from the contract on or prior to our receipt of an additional premium, we will not increase the Benefit Base as a result of premium payments made after such withdrawal.

Roll-up Feature

The rider includes a roll-up feature. This feature allows for an increase, or “roll-up,” in the Benefit Base during a specified period of time, called the roll-up period. The roll-up feature is only available to you if no withdrawals have been taken from the contract.

Currently, the roll-up period continues until the 10th rider anniversary following the later of the rider date or the last rider anniversary on which an automatic step-up, described below, occurs. The roll-up period will never extend beyond the time the younger Covered Person attains a maximum age. This maximum age is the greater of age 95 or the younger Covered Person’s age on the rider date plus 10 years. The increase in Benefit Base resulting from a roll-up is based upon a comparison of different values on each rider anniversary, as specified below. For calculation of the increase in Benefit Base provided by the roll-up feature, “subsequent premium payments” means premium payments received after the rider date, excluding premium payments received on any rider anniversary. The roll-up amount is determined by multiplying the Benefit Base after the most recent prior automatic step-up or, for the roll-up at the end of the first rider year or if there were no prior automatic step-ups, the Benefit Base on the last valuation date of the first rider year by a percentage, currently 6.5%. (For riders issued prior to March 9, 2009, the roll-up amount is determined by multiplying the Benefit Base as of the prior rider anniversary or, for the roll-up amount at the end of the first rider year, the Benefit Base on the last valuation date of the first rider year by 6.5%.)

If you have not taken withdrawals from the contract and therefore are eligible for the roll-up feature of the rider, we will use an additional value in recalculating the Benefit Base on the rider anniversary at or following the end of the roll-up period on which the youngest Covered Person has attained age 70. This additional value applies the Benefit Base Multiplier, currently 200%, to the sum of the Benefit Base on the rider date plus subsequent premium received in the first rider year. The recalculation of the Benefit Base under the various situations that can exist at the end of the roll-up period is described below.

Rider Anniversaries During the Roll-up Period

On each rider anniversary during the roll-up period, if no withdrawals have been made, the Benefit Base will be re-calculated on that rider anniversary. The re-calculated Benefit Base will equal the greater of the following, but if the automatic step-up feature has been suspended, it will be set to the second of the two values described below:

  the Contract Value then in effect, (after all fees have been deducted, and provided the automatic step-up feature has not been suspended);
  the sum of (i) the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

Example 1—Basic application of a roll-up amount.

    Assume that you have reached your first rider anniversary and have not made any withdrawals. Assume further that your Benefit Base on your rider’s effective date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments during the prior rider year and the automatic step-up has not been suspended.

    Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

  Contract Value = $105,000
  Sum of (i) and (ii) = $106,500
(i)	Benefit Base on prior rider anniversary = $100,000
(ii)	The Roll-Up Amount of $6,500 which equals the Benefit base at the end of the first rider year ($100,000) times 6.5%

    Your Benefit Base will be $106,500.

Example 2—Application of the roll-up amount when there is a prior automatic step-up.

    Assume that you have reached the second rider anniversary and have not made any withdrawals. Assume further that your Benefit Base as of the last rider anniversary was $108,000 due to an automatic step-up, your contract value is $110,000, you have not made any subsequent premium payments during the prior rider year and the automatic step-up has not been suspended.

    Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

  Contract Value = $110,000
  Sum of (i) and (ii) = $115,020
(i)	Benefit Base on prior rider anniversary = $108,000
(ii)	The Roll-Up Amount of $7,020, which equals the Benefit Base on the rider anniversary of the last automatic step-up ($108,000) times 6.5%

    Your Benefit Base will be $115,020.

Example 3—Application of the roll-up amount when several rider years have elapsed with no prior automatic step-up.

    Assume the Benefit Base on the first rider anniversary prior to any roll-up calculation was $100,000. Assume that you have reached the fourth rider anniversary without making any withdrawals and without having an automatic step-up. The Benefit Bases are increased by the Roll-Up Amounts at the end of each of the first 3 rider years and equal:

    Year 1: $106,500 = $100,000 + $6,500

    Year 2: $113,000 = $106,500 + $6,500

    Year 3: $119,500 = $113,000 + $6,500

    The above Roll-Up Amounts are each equal to 6.5% of the Benefit Base at the end of the first rider year.

    Assume that, on the 4th rider anniversary, your contract value is $115,000 and you have not made any subsequent premium payments.

    Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

  Contract Value = $115,000
  Sum of (i) and (ii) = $126,000
(i)	Benefit Base on prior rider anniversary = $119,500
(ii)	The Roll-Up Amount of $6,500 which equals the Benefit base at the end of the first rider year ($100,000) times 6.5%.

    Your Benefit Base will be $126,000.

Example 4—Impact of a Subsequent Premium Payment on the Benefit Base.

    Assume the Benefit Base on your rider’s effective date was $100,000. Assume there is no automatic step-up at the end of the first rider year and you have not taken any withdrawals. The Benefit Base at the end of the 1st rider year is increased by the Roll-Up Amount and equals $106,500 = $100,000 + $6,500.

    Assume that 3 months into the 2nd rider year you make a Subsequent Premium Payment of $50,000. The Benefit Base is increased to $156,500 ($106,500 + $50,000) due to the premium payment.

    Assume that, on the 2nd rider anniversary, your contract value is $140,000.

    Your Benefit Base will be recalculated on your 2nd rider anniversary to be the greatest of the following:

  Contract Value = $140,000
  Benefit Base in Effect = $156,500
  Sum of (i), (ii), and (ii) = $163,000
(i)	Benefit Base on prior rider anniversary = $106,500
(ii)	The Roll-Up Amount of $6,500 which equals the Benefit base at the end of the first rider year ($100,000) times 6.5%.
(iii)	Subsequent Premium Payments during the recently completed rider year = $50,000

    Your Benefit Base will be $163,000.

The Rider Anniversary Following the End of the Roll-Up Period

If the roll-up period has ended, and no withdrawals have been made from the contract, we will re-calculate the Benefit Base on the rider anniversary following the end of the roll-up period.

When we recalculate the Benefit Base on the rider anniversary following the end of the roll-up period, the amount of the recalculated Benefit Base will depend on whether the youngest Covered Person has attained the Benefit Base Multiplier Age, currently age 70, by that rider anniversary. If the youngest Covered Person has not attained age 70 by the rider anniversary immediately following the end of the roll-up period, then we will recalculate the Benefit Base again on the rider anniversary next following the date the youngest Covered Person attains age 70. For each situation, the recalculated Benefit Base is determined as described below.

1.	Assuming the youngest Covered Person has not attained age 70 by the rider anniversary immediately following the end of the roll-up period, then on that rider anniversary, the Benefit Base will be set equal to the greater of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the latter of the two values described below:

  the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);

  the sum of (i) the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

    Assume the Benefit Base on the first rider anniversary prior to any roll-up calculation was $100,000 and that you have reached the rider anniversary following the end of the roll-up period, the youngest Covered Person has not yet attained age 70 and you have not made any withdrawals. Assume further that your contract has never had an automatic step-up, your Benefit Base as of your prior rider anniversary was $158,500, your Contract Value is $105,000, you have not made any subsequent premium payments during the prior rider year and the automatic step-up has not been suspended. Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

  Contract Value = $105,000
  Sum of (i) and (ii) = $165,000
(i)	Benefit Base on prior rider anniversary = $158,500
(ii)	Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500

    Your Benefit Base will be $165,000.

2.	Assuming the youngest Covered Person has attained age 70 by the rider anniversary immediately following the end of the roll-up period, then on that rider anniversary, the Benefit Base will be set equal to the greatest of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the greater of the latter two values described below:
  the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);
  the Benefit Base Multiplier, currently 200%, multiplied by the sum of (i) the Benefit Base on the rider date,and (ii) all subsequent premium payments received during the first rider year;
  the sum of (i) the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

    Assume that you have reached the rider anniversary following the end of the roll-up period, the youngest Covered Person has attained age 70 and you have not made any withdrawals. Assume further that your contract has never had an automatic step-up, your Benefit Base as of your prior rider anniversary was $158,500, your Benefit Base on the rider date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments after the rider date and the automatic step-up has not been suspended.

    Your Benefit Base will be re-calculated on your rider anniversary to be the greatest of the following:

  Contract Value = $105,000
  200% x Sum of (i) and (ii) = $200,000
  Sum of (i) and (ii) = $165,000
(i)	Benefit Base on prior rider anniversary = $158,500
(ii)	Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500

    Your Benefit Base will be $200,000.

Rider Anniversary Next Following Youngest Covered Person’s 70th Birthday Occurring after the Rider Anniversary Immediately Following the End of the Roll-Up Period

Assuming no withdrawals have been taken and the youngest Covered Person attained age 70 after the rider anniversary immediately following the end of the roll-up-period, then, on the next rider anniversary following the date the youngest Covered Person attains age 70, the Benefit Base will be set equal to the greatest of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the greater of the latter two values described below:

  the Contract Value then in effect, after all fees have been deducted, (provided the automatic step-up feature has not been suspended);
  the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary;
  the Benefit Base Multiplier, currently 200%, multiplied by the sum of (i) the Benefit Base on the rider date and (ii) all subsequent premium payments received during the first rider year.

Example

    Assume that you reached the rider anniversary following the end of the roll-up period several years ago, but still have not made any withdrawals from the contract. However, the youngest Covered Person celebrated his 70th birthday during the prior rider year. Assume further, your Benefit Base on the prior rider anniversary was $180,000, your Benefit Base on the rider date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments after the rider date and the automatic step-up has not been suspended.

    Your Benefit Base will be re-calculated on your rider anniversary to be the greatest of the following:

  Contract Value = $105,000
  Benefit Base on prior rider anniversary = $180,000
  200% x Sum of (i) and (ii) = $200,000
(i)	Benefit Base on the rider date = $100,000
(ii)	Subsequent premium payments = $0

    Your Benefit Base will be $200,000.

Each Rider Anniversary After the Earlier of the First Withdrawal and the Rider Anniversary Following the End of the Roll-Up Period (except Rider Anniversary next following youngest Covered Person’s 70th birthday occurring after the Rider Anniversary immediately following the end of the Roll-Up Period)

On each rider anniversary after the earlier of the first withdrawal and the rider anniversary following the end of the roll-up period, we will re-calculate the Benefit Base. The Benefit Base will be set equal to the greater of the following unless the automatic step-up feature has been suspended, in which case it will be set to the second of the two values described below:

  the Contract Value then in effect, after all fees have been deducted, (provided the automatic step-up feature, described below, has not been suspended); and
  the Benefit Base on the prior rider anniversary adjusted for any withdrawals taken since the prior rider anniversary plus, if no withdrawals have been made, any premium payments made since the prior rider anniversary.

Example

    Assume that you made a withdrawal from the contract. Assume further, your Benefit Base on prior rider anniversary was $106,500, your Contract Value is $110,000 and the automatic step-up has not been suspended.

    Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

  Contract Value = $110,000
  Benefit Base on prior rider anniversary = $106,500

    Your Benefit Base will be $110,000.
Automatic Step-Up FeatureThe rider includes an automatic step-up feature. Like the roll-up feature, the automatic step-up feature allows for an increase in the Benefit Base. At set intervals, currently on each anniversary of the rider date, we will automatically compare the Contract Value, after deduction of all fees, to the Benefit Base then in effect; that is, the Benefit Base on the prior rider anniversary plus any premium payments made since the prior rider anniversary. If the Contract Value, after deduction of all fees, is greater than such Benefit Base, we will automatically increase, or “step-up” the Benefit Base to equal the Contract Value. Any step-up occurs after any roll-up as described above. You should know the fee percentage for the rider may be increased if we step-up the Benefit Base. If you do not decline the automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base. You can decline the step up and any associated fee increase by contacting us no later than seven days prior to the rider anniversary. If you decline the step-up, the automatic step-up will not occur and the automatic step-up feature will be suspended immediately. If you decline an automatic step-up in the Benefit Base, we will continue to calculate any roll-ups as described above. Assuming your rider is still in effect at the next step-up interval, you may reactivate the automatic step-up option by contacting us at the phone number or address provided on the first page of the prospectus.

Taking WithdrawalsThe following section describes how taking withdrawals may impact the Benefit Base. Prior to the Benefit Eligibility Date, all withdrawals are considered excess withdrawals. Withdrawals will reduce the Benefit Base by the same proportion as Contract Value is reduced by the withdrawal. If the Benefit Base is greater than the Contract Value at the time of the withdrawal, the withdrawal will reduce the Benefit Base by more than the withdrawal amount as shown in the example below. Then, on the Benefit Eligibility Date, which is generally the date the youngest Covered Person attains age 60, if the single life option is in effect or the date the younger spouse attains age 65, if the spousal life option is in effect, we will calculate the Annual Benefit Amount using the reduced Benefit Base.

Example

    Assume the Contract Value is $50,000 and the Benefit Base is $75,000. A withdrawal of $5,000 is made prior to the Benefit Eligibility Date. The Contract Value is reduced by 10% ($5,000 / $50,000) as a result of the withdrawal. Therefore, the Benefit Base is reduced by 10% or $7,500. The new Benefit Base is
$75,000 - $7,500 = $67,500.

    After you reach the Benefit Eligibility Date, whether withdrawals will reduce the Benefit Base depends on whether cumulative withdrawals in any rider year exceed the Annual Benefit Amount as described below. The Annual Benefit Amount is not available to you for withdrawals or payments unless you have reached the Benefit Eligibility Date.

  If cumulative withdrawals in any rider year after the Benefit Eligibility Date do not exceed the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.
  If a withdrawal causes the cumulative withdrawals in any rider year after the Benefit Eligibility Date to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals in that rider year are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal. This reduction in the Benefit Base reduces the amount of future permitted withdrawals and may also reduce any amount available for guaranteed payments if the Contract Value goes to zero.
  Currently, withdrawals taken after the Benefit Eligibility Date to meet Internal Revenue Code Required Minimum Distribution (“RMD”) requirements as defined by the Internal Revenue Code are not considered to exceed the Annual Benefit Amount and therefore do not reduce the Benefit Base. However, we may change this rule at our discretion in which case such withdrawals taken following this change may be considered excess withdrawals as described below.

    For IRA and qualified plan contracts, cumulative withdrawals in a rider year after the Benefit Eligibility Date will be considered excess withdrawals only if they exceed the greatest of (a), (b) and (c), where:

(a)	=	the current Annual Benefit Amount;
(b)	=	the RMD for the 1st calendar year during the rider year; and
(c)	=	the RMD for the 2nd calendar year during the same rider year.

    Sample calculations showing the effect of a withdrawal that is equal to the Annual Benefit Amount and then a withdrawal that is more than the Annual Benefit Amount

    Assume that your Contract Value is $100,000 and your Benefit Base is $120,000. Assume you are making your first withdrawal and that you have already reached the Benefit Eligibility Date.

    Since this is your first withdrawal (and it is occurring after the Benefit Eligibility Date), the Annual Benefit Percentage is determined by the youngest Covered Person’s attained age on the date of first withdrawal.

    Assume this Annual Benefit Percentage is 5%. The Annual Benefit Amount therefore is $6,000, which is 5% multiplied by the Benefit Base (5% times $120,000). Now assume that the withdrawal amount is $6,000. Since your cumulative withdrawals during the rider year have not exceeded the Annual Benefit Amount, the amount withdrawn is not considered to be an excess withdrawal and there is no adjustment to your Benefit Base. So your Contract Value will decrease to $94,000 as a result of your withdrawal, but your Benefit Base will remain at $120,000.

    Assume that later that rider year, you withdraw an additional $10,000 and that the Contract Value prior to the withdrawal was $96,000. Your Contract Value would reduce to $86,000 as a result of the second withdrawal. Your cumulative withdrawals for the year are now $16,000, which exceeds your Annual Benefit Amount by $10,000. The excess withdrawal reduced your Contract Value by 10.42% ($10,000 divided by $96,000), and accordingly, your Benefit Base is reduced by 10.42%, from $120,000 to $107,500. Your Annual Benefit Amount would be recalculated as 5% of $107,500 or $5,375.

    Withdrawals from the contract have other potential consequences, including potential imposition of surrender charges and premium taxes, and federal income tax consequences. Withdrawals, including withdrawals taken to meet RMD requirements that do not exceed the Annual Benefit Amount are considered to be within the contract’s free withdrawal amount. However, withdrawals above the Annual Benefit Amount, not including withdrawals taken to meet Required Minimum Distribution requirements, are subject to any surrender charges imposed under the contract. Please see “Surrender of Contract and Withdrawals” and “Federal Income Taxes” for more information.

Extended Care Enhancement

    The Extended Care Enhancement is an optional feature available with the Phoenix Flexible Withdrawal Protector rider that allows for an increase in the Annual Benefit Amount when the Covered Person is confined to a nursing home, and meets the conditions specified below. As with other benefits provided by the rider, this benefit is available only on and after the Benefit Eligibility Date. This feature is subject to state availability.

Conditions

    We will increase the Annual Benefit Amount when the Covered Person has been confined to a nursing home as defined below for a least one day of the rider year, and has met the elimination period and waiting period requirements. This increase in the Annual Benefit Amount lasts for the same amount of time the Covered Person is confined and is calculated as described below. To meet the elimination period requirements, the Covered Person must have been confined to a nursing home for at least 180 consecutive days within the last 365 days. To meet the waiting period requirements, the Covered Person must not have been confined to a nursing home 12 months before the rider date and twelve months following the rider date. If you are confined to a nursing home during the waiting period, you will never be eligible for benefits under the Extended Care Enhancement.

  A nursing home is a facility that is licensed to operate pursuant to the laws and regulations of the state in which is it located as a nursing home to provide 24-hour convalescent and related nursing care services 7 days a week by an on-site registered nurse on a continuing inpatient basis for persons who are chronically ill or who otherwise require assistance in performing the basic activities of daily living. The facility must provide care prescribed by a physician and performed or supervised by a registered graduate nurse. In addition the facility must have a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician.
  A nursing home does not include a hospital (acute care), a rehabilitation hospital, an assisted living facility, a facility for the treatment of alcoholism, drug addiction, mental illness, or nervous disorders, a rest home (a home for the aged or a retirement home), a residential care facility, or any other facility which does not, as its primary function, provide assistance in performing the basic activities of daily living.

    No benefits under the Extended Care Enhancement feature will be provided if other similar benefits have been purchased through the Company, or any of its subsidiaries or affiliates.

    If the Extended Care Enhancement feature is in effect, and you have met the above conditions, we will determine the Annual Benefit Amount by multiplying the Benefit Base by a specified percentage, currently 200%, multiplied by the Annual Benefit Amount Percentage. When the Covered Person is no longer confined to a nursing home, we will reduce the Annual Benefit Amount to that which is ordinarily provided under the Phoenix Flexible Withdrawal Benefit.

Payment of the Annual Benefit Amount when the Contract Value is greater than zero

    The Annual Benefit Amount is not available to you before the Benefit Eligibility Date. After you reach the Benefit Eligibility Date, you may take withdrawals equal to the Annual Benefit Amount each year the Contract Value is greater than zero. You can establish a Systematic Withdrawal Program for payments equal to a specified amount or can request payments according to your own schedule. See “Systematic Withdrawal Program” for additional details about how to use this program and the program’s restrictions.

Payment of the Annual Benefit Amount when the Contract Value is zero

    The Annual Benefit Amount is not available to you before the Benefit Eligibility Date. If, when the Contract Value goes to zero, the Benefit Base is greater than zero, then, one month after the later of the date the Contract Value goes to zero and the Benefit Eligibility Date, we will begin to pay you equal monthly payments of an amount that will equal the Annual Benefit Amount divided by twelve. We will make these payments under the single life option or spousal life option, whichever you selected at the time you purchased the rider. For the single life option, all Covered Persons must be living on the date we make the first payment, and for the spousal life option, at least one spouse must be living. Payments will continue until the first death of any Covered Person(s) for the single life option, or until the death of the surviving spouse for the spousal life option. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement.

Maximum Maturity Date Benefit

    If your Contract Value is greater than zero and you cannot extend the maturity date of the contract any later, this rider allows you to exchange the Contract Value for lifetime payments equal to the Annual Benefit Amount in lieu of applying the Contract Value to one of the annuity payment options offered under the contract. Otherwise, your contract will enter the annuity period and you may choose any of the annuity options then available. See “The Annuity Period.”

Termination of Phoenix Flexible Withdrawal Benefit

    The rider will terminate without value on the date the first of any of the following events occur:

1.	any Covered Person is changed;
2.	annuity payments begin under an annuity payment option as described in the contract;

3.	the contract, to which the rider is attached, terminates;

4.	the owner elects to terminate the rider;
5.	when any portion of the Contract Value is no longer invested in one of the approved asset allocation programs;
6.	the Contract Value and Benefit Base are both reduced to zero;
7.	any Covered Person under the single life option, or the surviving Covered Person under the spousal life option dies; or
8.	you assign any rights or interest in the rider.

    Once the rider is terminated it cannot be reinstated and the pro rata portion of the rider fee will be deducted from the Contract Value on the date the rider terminates.

Special Risks Associated with Withdrawals

    The following chart demonstrates special risks that are associated with taking withdrawals when the Phoenix Flexible Withdrawal Protector is attached to a contract when the Contract Value and Benefit Base are both greater than zero. Whether or not a withdrawal is considered “permitted” or “excess” is described in the section “Taking Withdrawals”, in the description of the Benefit Base. When the Contract Value is reduced to zero, lifetime payments will begin and withdrawals are no longer allowed from the contract.

Scenario	No Withdrawals	Permitted Withdrawals	Excess Withdrawals
Automatic Contract Value reduction		X	X
Reduction to Benefit Base			X
Gives you the highest potential Annual Benefit Amount available under the rider[1]	X
Cancels your ability to have subsequent premium payments automatically increase the Benefit Base		X	X
Cancels your ability to “roll-up” and increase your Benefit Base		X	X
Reduces the likelihood of an automatic step-up2		X	X
Premium payments increase the Benefit Base	X
Potential to terminate the rider without value if reduces the Contract Value to zero			X
Permanently sets the Annual Benefit Percentage		X	X
Permanently sets the Annual Benefit Amount if the Contract Value is reduced to zero and the Benefit Base is greater than zero		X
Potential surrender charges			X
Potential premium taxes and/or federal income tax consequences		X	X
[1]	The potential Annual Benefit Amount is greatest if at the end of the roll-up period, no withdrawals have been made and the youngest Covered Person has attained the Benefit Base Multiplier Age.
[2]	In order to obtain an automatic step-up, your Contract Value must be greater than your Benefit Base on the rider anniversary. If you make withdrawals, your Contract Value will automatically decline, therefore reducing the likelihood that your Contract Value will be greater than your Benefit Base on your next rider anniversary, thus also reducing the likelihood that you will be able to step-up your Benefit Base.

GMWB 2007 and earlier versions (available only if Phoenix Flexible Withdrawal Protector is not available in your applicable state).

    This optional rider provides a Guaranteed Minimum Withdrawal Benefit that guarantees a minimum amount that you will be able to withdraw from your contract, regardless of investment performance. GMWB is intended to help protect you against poor market performance if you make withdrawals within the limits described below. GMWB does not establish or guarantee a Contract Value or in any way guarantee the investment performance of any investment option available under the contract. You may begin taking withdrawals immediately or at a later time. While the contract is in effect, you will maintain the guarantee if you don’t make withdrawals or if you withdraw less than the limit allowed as specified below. If you do make withdrawals while the contract is in effect, income taxes, tax penalties and surrender charges may apply. A fee for this benefit is deducted on each contract anniversary. See the “Optional Benefit Fees” chart and refer to “Deductions and Charges” above.

    Currently we allow you to elect GMWB only on the Contract Date. We may remove this restriction in the future.

    The GMWB is not available to you if you are the beneficiary of a deceased Owner’s Contract and are utilizing this Contract as an Inherited/Stretch Annuity.

Asset Allocation or Strategic Program Requirement

    If you purchase GMWB, you must select one of the approved programs through which to allocate your premium payments and Contract Values. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may, at any time, switch your current program or option to another, as well as to any modified or new programs or options the Company may make available. We reserve the right to restrict availability of investment options.

    Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMWB if it has terminated. If a program is eliminated while GMWB is in effect, you will receive notice and you must choose, in consultation with your registered representative, among the other programs and options available.

    Descriptions of the programs are found in “Asset Allocation and Strategic Programs” above.

GMWB 2007 (issued on or after May 1, 2007 and before Phoenix Flexible Withdrawal Protector becomes available in your applicable state)

    GMWB 2007 guarantees that each contract year after the Benefit Eligibility Date, you may take withdrawals up to the annual benefit amount until the first death of any Covered Person, if the Single Life Option is in effect, or until the last death of any Covered Person if the Spousal Life Option is in effect even if your Contract Value reduces to zero.

Benefit Eligibility Date

    The Benefit Eligibility Date represents the date when your lifetime Annual Benefit Amount is available to you.

    The Benefit Eligibility Date when the Single Life Option is in effect is the later of the date that this rider is added to the contract (the “rider date”) and the contract anniversary on or following the date the youngest Covered Person attains age 60.

    The Benefit Eligibility Date when the Spousal Life Option is in effect is the later of the rider date or the contract anniversary on or following the date the youngest Covered Person attains age 65. If either spouse dies prior to the Benefit Eligibility Date, the Benefit Eligibility Date will be reset to the later of (a) the contract anniversary following the spouse’s date of death, and (b) the contract anniversary on or following the surviving spouse attaining age 65.

Covered Person

    The Covered Person is the person whose life is used to determine the duration of lifetime Annual Benefit Amount payments. The Covered Person must be a natural person; the owner, however, can be a non-natural person, e.g., a trust or corporation can be designated.

Single Life Option

    Covered Person(s) can be one or more lives. If there is only one designated owner, that owner is the Covered Person. If there are multiple owners, all owners are Covered Persons. If none of the owners are a natural person, all Annuitants become the Covered Persons. The rider terminates upon the first death of the Covered Person(s).

Spousal Life Option

    Generally, Covered Persons must be two legal spouses under Federal law to receive any economic benefit from the election of this option (See “Definition of “Spouse” under Optional Benefits” for more information). If there is only one designated owner, the Covered Persons must be the owner and the owner’s spouse, and the spouse must be the sole beneficiary. If there are spousal owners, the Covered Persons must be the spousal owners, and they must both be the beneficiaries. You cannot elect the Spousal Life Option if you wish to designate multiple non-spousal owners, or ownership by a non-natural person. The rider terminates upon the last death of the Covered Persons.

Annual Benefit Amount

    If your Contract Value is greater than zero, the Annual Benefit Amount represents the maximum amount you can withdraw each Contract Year after the Benefit Eligibility Date without reducing the Benefit Base. If your Contract Value reduces to zero, the Annual Benefit Amount represents the annual lifetime amount we will pay.

    Prior to the Benefit Eligibility Date, the Annual Benefit Amount is equal to zero. On and after the Benefit Eligibility Date, the Annual Benefit Amount equals 5% of the Benefit Base. The Annual Benefit Amount is recalculated whenever the Benefit Base is recalculated, as specified below. The Annual Benefit Amount may never be less than zero.

Benefit Base

    The Benefit Base is the amount established for the sole purpose of determining the Annual Benefit Amount. On the rider date, the Benefit Base is equal to the Contract Value. Thereafter, the Benefit Base may be increased by an applicable Roll-Up, or Automatic Step-Up, or subsequent premium payments. The Benefit Base may be reduced by withdrawals. The Benefit Base may never exceed $5,000,000.

Subsequent Premium Payments

    When a subsequent premium is received, the Benefit Base equals the current Benefit Base plus the premium payment amount.

Withdrawals Prior to Benefit Eligibility Date

    Prior to the Benefit Eligibility Date, withdrawals, including withdrawals taken to meet Required Minimum Distribution requirements (as defined by the Internal Revenue Code), will reduce the Benefit Base in the same proportion as the Contract Value is reduced. Surrender charges may also be assessed if the withdrawal is made within the surrender charge period.

Withdrawals On or After Benefit Eligibility Date

    On or after the Benefit Eligibility Date, withdrawals may cause the Benefit Base to be reduced, depending on the amount of the withdrawal.

  If cumulative withdrawals in any Contract Year are less than or equal to the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.
  If a withdrawal causes the cumulative withdrawals during a Contract Year to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal.
  Withdrawals taken to meet the Required Minimum Distribution requirement will be deemed to be within the Annual Benefit Amount and will not cause the Benefit Base to be reduced.

Roll-Up

    On each contract anniversary during the first 10 Contract Years following the rider date, if no withdrawals have been taken since the rider date, the Benefit Base will be increased by a percentage of the Benefit Base as of the prior contract anniversary, or, for the Roll-Up at the end of the first contract year, a percentage of the Benefit Base on the last valuation date of the first contract year, prior to any Step-Up. The percentage applied is determined when your contract is issued and is shown on the rider specifications page for your rider. Any Roll-Up occurs prior to any applicable Automatic Step-Up, as described below.

Automatic Step-Up

    On each contract anniversary after the rider date, the Contract Value and Benefit Base are compared. If the Contract Value is greater than the current Benefit Base, we will automatically step-up the Benefit Base to equal the Contract Value. If, however, the Automatic Step-Up has been suspended, as described below, no Automatic Step-Up will occur.

    We may prospectively increase the fee percentage on the effective date of any Automatic Step-Up, subject to the maximum fee percentage shown in the table of “Optional Benefit Fees.” If there is an increase in the fee percentage, we will notify you at least 30 days prior to the contract anniversary. You can decline the increase by contacting us no later than seven days prior to the contract anniversary. If you decline the fee increase, the Automatic Step-up feature will be suspended immediately and your fee percentage will remain unchanged. Once your Automatic Step-up is suspended, you will no longer be eligible for any future Automatic Step-up unless you later request in writing to reactivate it. After we receive your request for reactivation, the Automatic Step-up will resume on the following contract anniversary and the fee percentage effective at that time will apply.

Contract Value Reduced to Zero

    When the Contract Value is reduced to zero, the contract terminates. In addition, all rights under the contract and the rider terminate other than as described below.

    We will pay you an amount per year equal to the Annual Benefit Amount, until the first death of the Covered Person(s) for the Single Life Option, or until the last death of the Covered Persons for the Spousal Life Option. We will automatically make monthly payments equal to one-twelfth of the Annual Benefit Amount. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement.

    If the Contract Value is reduced to zero before the Benefit Eligibility Date, we will calculate the Annual Benefit Amount. The new Annual Benefit Amount is equal to 5% of the Benefit Base at the time the Contract Value reduces to zero. Monthly Payments, however, will not commence until one month after the Benefit Eligibility Date.

    If the Contract Value is reduced to zero on or after the Benefit Eligibility Date, monthly payments will commence one month after the Contract Value reduces to zero.

    Payments under the Single Life Option cover only one life, and will continue until the first death of the Covered Person(s). All Covered Persons must be living on the date we make the first payment.

    Payments under the Spousal Life Option cover two spousal lives, and will continue until the last death of the Covered Persons. Under the Spousal Life Option at least one of the Covered Persons must be living on the date we make the first payment.

Cancellation

    You may cancel this rider at anytime in writing in a form acceptable to us. Once cancelled, all rights and benefits under the rider terminate. We will assess the current year rider fee at time of cancellation prorated by the time elapsed for the contract year. Past rider fees will not be refunded.

Termination of Benefit

    This benefit will terminate without value on the occurrence of any of the following dates:

the date of first death of the Covered Person(s) for the Single Life Option, or the date of last death of the Covered Persons for the Spousal Life Option;
the date there is a change of contract Owner(s) (or Covered Person if the contract Owner is a non-natural person);
the date annuity payments commence under an Annuity Payment Option as described in the contract;
the date the contract to which this benefit is attached terminates;
the date any investment restriction is violated;
the date both the Contract Value and Benefit Base have been reduced to zero; or
the date the contract Owners elect in writing to terminate the benefit.

Surrender of Contract and Withdrawals

    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Variable Annuity Payment Options K or L.

    Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a contract year, either in a lump sum or by multiple scheduled or unscheduled withdrawals, without the imposition of a surrender charge. In addition, withdrawals in the amount of the RMD, as defined in the Internal Revenue Code may also be made without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59 ½. See “Federal Income Taxes.”

    The appropriate number of Accumulation Units of an investment option will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See “Payment Deferral.” There may be adverse tax consequences to certain surrenders and partial withdrawals. See “Surrenders or Withdrawals Prior to the Contract Maturity Date.” Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See “Surrender Charges.” Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    Withdrawals may negatively impact guarantees provided by certain Optional Living Benefit riders if certain conditions are not met. Please see the section entitled “Optional Benefits” for further details.

    You must sign a form satisfactory to us to take a withdrawal, surrender, or replace your contract. For your protection, the form must be requested from our Operations Division by you or your agent. The form requested and sent to you for that particular transaction must be returned to the address specified on the form, in order to process the transaction. For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your contract provides for loans) over $100,000.

Contract Termination

    The contract will terminate if on any valuation the contract value is zero. PHL Variable will notify you in writing that the contract has terminated.

Payment Upon Death Before Maturity Date

When is the Death Benefit Payable?

    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

Who Receives Payment?

Death of an Owner/Annuitant

If the owner/annuitant dies before the contract maturity date, the death benefit will be paid to the owner/annuitant’s beneficiary. If the spouse is the beneficiary, see “Spousal Beneficiary Contract Continuance.”

Death of an Owner—Multiple Owners

If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

Death of an Annuitant who is not the Owner

If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant and the contract continues, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of the annuitant or joint annuitant will not cause the death benefit to be paid.

Death of Owner who is not the Annuitant

If the owner who is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner’s beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see “Spousal Beneficiary Contract Continuance.”

Spousal Beneficiary Contract Continuance

If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the named contract beneficiary, the spousal beneficiary can continue the contract as the contract owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new Contract Value for the continued contract and the current death benefit option will remain in effect.

Ownership of the Contract by a Non-Natural Person

If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.

What is the Death Benefit Amount?

    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

Death Benefit Option 1—Return of Premium

Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

a)	the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
b)	the Contract Value on the claim date.

For contracts issued in the state of Indiana, the death benefit is equal to the contract value on the claim date.

Death Benefit Option 2—Annual Step-up

This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

Upon the death of the owner who has not attained age 80, the death benefit is the greatest of:

a)	the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
b)	the Contract Value on the claim date; or
c)	the annual step-up amount (as defined below).

Upon the death of the owner who has attained age 80, the death benefit is the greater of:

a)	the death benefit amount in effect at the end of the contract year prior to the owner attaining age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner attaining age 80; or
b)	the Contract Value on the claim date.

If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse’s attained age.

Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the Contract Value and the death benefit (prior to the withdrawal) on the withdrawal date.

Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the Contract Value.

    There are a number of options for payment of the death benefit, including lump sum, systematic withdrawals and annuity. If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see “Annuity Options”). Depending upon state law, the death benefit payment to the beneficiary may be subject to state inheritance or estate taxes and we may be required to pay such taxes prior to distribution. There are specific Internal Revenue Code requirements regarding payment of the death benefits, see “Federal Income Taxes—Distribution at Death.” A recipient should consult a legal or tax adviser in selecting among the death benefit payment options.

    We reserve the right to discontinue offering any one of the available death benefit options in the future.

    If you are the beneficiary of a deceased Owner’s Contract and are utilizing this Contract as an Inherited/Stretch Annuity, only the Return of Premium death benefit is available to you.

Retained Asset Account

    Death benefit proceeds will be payable in a single lump sum. At the time of payment you may elect to have the full death benefit amount sent to you. If you do not elect a single lump sum, the proceeds of the death benefit will be applied to a retained asset account, the Phoenix Concierge Account (“PCA”), an interest bearing draft account with check writing privileges. If you do not affirmatively elect to have the full death benefit amount sent to you, the PCA will become default method of payment when the death claim is greater than or equal to $5,000 and the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. You may opt out of the PCA at any time by writing a check from the PCA for the full amount of your balance or by calling our Annuity Service Center. A supplementary contract may be issued when death benefit proceeds are paid through the PCA.

    The PCA is part of our general account. It is not a checking or bank account and is not insured by the FDIC, National Credit Union Share Insurance Fund (“NCUSIF”), or any other state or federal agency which insures deposits. No additional amounts aside from the death benefit may be deposited into the PCA. As part of our general account, it is subject to the claims of our creditors. We may receive a financial benefit from earnings on amounts left in the PCA. The guarantee of principal is based on the claims-paying ability of the company and principal is covered by the state guarantee association. Interest paid on amounts in the PCA is taxable as ordinary income in the year such interest is credited. Please consult a tax advisor.

Internet, Interactive Voice Response and Telephone Transfers

    You may transfer your Contract Value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response (“IVR”) or telephone. The Company may discontinue any of these options and may provide other options at any time.

    PHL Variable and 1851 Securities, Inc. (“1851”), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and 1851 may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and 1851 reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the Contract Value among one or more investment options, the GIA or MVA subject to the limitations established for the GIA and MVA. A transfer from an investment option will result in the redemption of accumulation units and, if another investment option is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options, the GIA or MVA does not automatically change the premium payment allocation schedule of your contract.

    Your registered representative may submit your transfer request in a batch of requests for multiple policy owners, but only if specific requirements are met. For certain registered representatives these requirements are that your transfer request must be signed by you (you may not provide a general authorization for your registered representative to submit transfer requests on your behalf), or, if the transfer request is submitted by telephone, you must be on the line to provide authorization to complete the trade. If you change registered representatives, these requirements may change. For example, you may be able provide a general authorization for some registered representatives to submit transfer requests on your behalf. Like an individual transfer request, the transfer request must be submitted in good order to be processed.

    You may also request transfers and changes in premium payment allocations among available investment options, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfers instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfers instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfers and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfers privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the Contract Value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first 12 transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the 12 transfer limit. There are additional restrictions on transfers from the GIA as described above and in the section titled, ”GIA.” See the MVA prospectus for information regarding transfers from the MVA.

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

Market Timing and Other Disruptive Trading

    We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be “Disruptive Trading”, as described below. Your ability to make transfers among investment options under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes “Disruptive Trading” that may disadvantage or potentially harm the rights or interests of other contract owners.

    “Disruptive Trading” includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;
an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and
increased brokerage and administrative expenses.

    To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

    Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your contract, we may (but are not obligated to):

limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.), restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone or fax transfer privileges), require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),

or implement and administer redemption fees imposed by one or more of the underlying funds), or impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a contract owner’s transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf (for some registered representatives, this may not be permitted), he or she may submit your transfer request in a batch of requests for multiple policy owners. We monitor these transfers on an individual basis, rather than on a batch basis. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner’s right to make Internet and IVR transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential affects of Disruptive Trading, while recognizing the need for contract holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a contract owner’s Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period

    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments

    Annuity payments will begin on the contract’s maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a Fixed Payment Annuity is selected.

    Surrender charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I—Variable Life Annuity with 10-Year Period Certain. For more information, see “Annuity Payment Options.”

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total Contract Value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant’s 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70½ or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity (“IRA”).

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date.

Annuity Payment Options

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below.

    After the first annuity payment, you may not change the elected annuity payment option

    No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Variable Annuity Payment Options K or L. The MVA will apply to any amounts held in the MVA that we applied to any annuity payment option. See the MVA prospectus for more information.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we’ll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.

    The initial payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

    The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, factors such as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of Contract Value as of the payment calculation date by the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and Joint Annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the investment options. For more information, see “Charges for Mortality and Expense Risks” and “Charges for Administrative Services.” Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

Option A—Life Annuity with Specified Period

    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

Option B—Non-Refund Life Annuity

    A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

Option C—[Reserved]

Option D—Joint and Survivor Life Annuity

    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

Option E—Installment Refund Life Annuity

    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

Option F—Joint and Survivor Life Annuity with 10-Year Period Certain

    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

Option G—Payments for Specified Period

    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

Option H—Payments of Specified Amount

    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

Option I—Variable Life Annuity with 10-Year Period Certain

    A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

Option J—Joint Survivor Variable Life Annuity with 10-Year Period Certain

    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

Option K—Variable Annuity for a Specified Period

    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each investment option and affect the amount of future payments. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.

Option L—Variable Life Expectancy Annuity

    This option provides a variable income which is payable over the annuitant’s annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the Contract Value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining Contract Value will be paid in a lump sum to the beneficiary. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.

Option M—Unit Refund Variable Life Annuity

    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each investment option multiplied by the current annuity unit value for that investment option. The number of remaining annuity units for each investment option will be calculated as follows:

1.	the net amount in the investment option applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus
2.	the sum of the annuity units released from the investment option to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

Option N—Variable Non-Refund Life Annuity

    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

Other Options and Rates

    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

Other Conditions

    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see “Option F” and “Option J” above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in IRAs must begin required minimum distributions (“RMDs”) by April 1 of the year following the year in which they attain age 70½. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70½. We will assist Contract Owners with compliance with the RMD requirements.

    Amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See “Surrender Charges.” Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount, will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between investment options are available for amounts allocated to any of the variable Annuity Payment Options except Annuity Payment Option M.

Payment Upon Death After Maturity Date

    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended.

    (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled “Inherited/Stretch Annuity Feature.”)

    If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

    For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.

Variable Account Valuation Procedures

Valuation Date

    A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.	the NYSE is closed or may have closed early;
2.	the SEC has determined that a state of emergency exists; or
3.	on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran’s Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each Valuation Date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Valuation Period

    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

Accumulation Unit Value

    The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to an investment option. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable net investment factor for the valuation period ending on such Valuation Date. After the first valuation period, the Accumulation Unit Value reflects the cumulative investment experience of that investment option.

Net Investment Factor

    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.

Miscellaneous Provisions

Assignment

    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. This assignment may result in taxable income to the Contract Owner. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division. A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see “Surrenders or Withdrawals Prior to the Contract Maturity Date.” Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option 1.

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral

    Payment of the Contract Value, attributable to the Separate Account, in a single sum upon a death claim, withdrawal or full surrender of the contract will ordinarily be made within at least 7 days after receipt of the written documentation in good order. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Series is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

    Payment of the Contract Value attributable to the GIA may be deferred for 3 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.

    Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner’s ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Free Look Period

    You have the right to review and return the Contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable law requires) after you receive it and cancel the Contract. You will receive in cash the Contract Value plus any charges made under the Contract as of the date of cancellation. However, if applicable state or federal law requires a return of premium payments, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.

Amendments to Contracts

    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes including changes required in order to maintain tax status as an IRA or qualified plan. Except for changes related to tax status, changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares

    If, in the judgment of PHL Variable’s management, one or more of the funds becomes unsuitable for investment by Contract Owners, we reserve the right to substitute Accumulation Units of another investment option for Accumulation Units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.

Ownership of the Contract

    Ordinarily, the purchaser of a contract is both the owner and the Annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the Annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

Inherited/Stretch Annuity Feature

    This Contract provides for an Inherited/Stretch Annuity Feature that may be requested by the beneficiary of a deceased Contract Owner’s interest. Under this Feature we will administer the Contract to accommodate an inherited or “stretch” payout. A stretch payout is a method in which the death benefit is paid out over a period of time, which is generally based upon the life expectancy of the beneficiary. By electing a stretch payout, a death benefit beneficiary can “stretch” payments over his or her life expectancy rather than receive the entire death benefit in one lump sum or within five years of the Contract Owner’s death. The amount of each stretch payment will be at least the required minimum distribution (“RMD”) required under the Internal Revenue Code and its accompanying rules and regulations (see “Federal Income Taxes”). Electing a “stretch” payout may provide tax advantages to the beneficiary.

    This Feature is available to an individual or trust beneficiary of an Individual Retirement Account (IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract issued by (or its affiliates) or issued by a company unaffiliated with rights will be available to the purchaser. However, if a beneficiary of this Phoenix Spectrum Edge+ Contract elects this Feature, only certain rights will remain with the beneficiary because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have a IRA/Qualified or Non-Qualified Plan and whether the beneficiary is an individual or a trust.

    If this Feature is elected, we will calculate the RMD under the Internal Revenue Code (“Code”) and its accompanying rules and regulations and will distribute this calculated amount to the beneficiary. However, it is the responsibility of the beneficiary to ensure that the correct RMD is actually withdrawn from the contract each year.

    The following guidelines will apply when we administer this Feature:

We will calculate the RMD each year in accordance with the Code using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account.
With certain limitations, a beneficiary’s share of the death benefit will be distributed over his or her life expectancy, based on IRS tables. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31st of the calendar year following the year of death, the death benefit will be distributed over the life expectancy of the oldest beneficiary.
For a Non-Qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments will be based on the life expectancy of the deceased Owner at the time of death.
If the beneficiary is a non-natural person under an IRA/ Qualified plan, and the deceased Owner died after his or her required beginning distribution date, we will use the remaining life expectancy of the deceased to compute remaining payments.
The annual RMD must be withdrawn each year. For a Non-Qualified contract, the first RMD must be distributed no later than the anniversary of the deceased Owner’s date of death. For IRAs/Qualified plans, the first RMD must be distributed on or before December 31st of the calendar year following the year of the deceased’s death.
For an IRA/Qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70 and ½. In the alternative, the spouse can also add the IRA/Qualified plan proceeds to his or her own IRA and delay RMDs until the surviving spouse turns 70 and ½.
For a Non-Qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can take the contract as his or her own and delay RMDs until the surviving spouse’s death (see “Spousal Definition” for further discussion of spousal qualifications).
The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.

In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled “Summary of Expenses” and “Surrender of Contracts and Withdrawals”).

The beneficiary who elects this Feature may continue or change the funding vehicle that the deceased Owner selected.

    Additional more information regarding our administration of this feature is provided in a “Required Minimum Distribution (RMD) Request and Acknowledgment Form”, available upon request. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.

Community and Marital Property States

    If the Contract Owner resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The Contract Owner should consult with legal counsel regarding this designation. Should spousal consent be required, We will not be liable for any consequences resulting from the failure of the Contract Owner to obtain proper consent.

Federal Income Taxes

Introduction

    The contracts are designed for use with retirement plans, including non-qualified plans and qualified plans or Individual Retirement Annuities (IRAs) under the provisions of the Internal Revenue Code of 1986, (within this section, referred to as the “Code”). The ultimate impact of federal income taxes on the amounts held under a contract, premiums paid for the contract, payments received under the contract and on the economic benefits to the policyholder, annuitant or beneficiary depends on our income tax status, on the type of retirement plan (if any) for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate, gift or inheritance taxes or any applicable state, local or other tax laws. Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract either currently or in the future. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the “IRS”). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of annuity contracts, IRAs and qualified plans; if enacted, these changes could be retroactive. We reserve the right to make changes to the contract to assure that it continues to qualify as an annuity, IRA and/or qualified plan for federal income tax purposes. For a discussion of federal income taxes as they relate to any underlying account investment options, please see the prospectuses for these investments.

    Note on Terminology: The Code uses the term “policyholder”, in describing the owner of an Annuity. This section will follow the Code terminology in describing specific provisions of the Code.

Income Tax Status

    We are taxed as a life insurance company under the Code. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company and neither account will be taxed separately under the “regulated investment company” provisions (Subchapter M) of the Code.

    Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. No charge currently will be made to any contract or to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes with respect to such items in the future. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Taxation of Annuities in General—Non-qualified Plans

    Code section 72 governs taxation of annuities. In general, a policyholder (Contract owner) is not taxed on increases in the value of an annuity contract until a distribution is made. However, in certain cases, the increase in value may be subject to tax currently. See “Contracts Owned by Non-Natural Persons,” “Owner Control” and “Diversification Standards” below.

    The policyholder may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the Contract Value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

Surrenders or Withdrawals Prior to the Annuity Starting Date or Contract Maturity Date

    Code section 72 provides that a withdrawal or surrender of the contract prior to the annuity starting date or contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the policyholder’s gross income (“after-tax monies”). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the “investment in the contract” on account of a withdrawal or surrender of a contract. This taxable portion is referred to as “gain” or “contract gain”. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract and the amount of the pledge, loan or assignment will be taxed as if received in cash by the policyholder.

Surrenders, Withdrawals, or Annuity Payments On or After the Annuity Starting Date or Contract Maturity Date

    Upon receipt of a lump sum payment under the contract, the policyholder is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each fixed payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. A variable contract may have annuity distribution options under which the payments are fixed or variable.

    Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans or IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

    Withholding of federal income taxes on all distributions may be required unless the policyholder properly elects not to have any amounts withheld and notifies our Operations Division of that election on the required forms and under the required certifications. Certain policyholders cannot make this election.

Partial Annuitization

    If permitted by contract, a policyholder can elect to only designate a portion of the annuity contract as paid as an amount received as an annuity. To qualify, the payments must be paid out over a period of 10 years or more. The portion so designated will be treated as a separate contract for annuity taxation purposes. For purposes of applying the rules for the calculation of the exclusion ratio for annuity distributions, the definitions of “investment in the contract,” “expected return,” and “annuity starting date”, and the provisions for the taxation of distributions from the annuity for amounts received before the contract maturity date, the investment in the contract will be allocated pro rata between each portion of the contract from which amounts are received as an annuity, and the portion of the contract from which amounts are not received as an annuity.

Surrenders or Withdrawals Prior to the Contract Maturity Date

    Code section 72 provides that a withdrawal or surrender of the contract prior to the contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the policyholder’s gross income (“after-tax monies”). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the “investment in the contract” on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

Surrenders or Withdrawals On or After the Contract Maturity Date

    Upon receipt of a lump sum payment under the contract, the policyholder is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

    Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

    Withholding of federal income taxes on all distributions may be required unless the policyholder properly elects not to have any amounts withheld and notifies our Operations Division of that election on the required forms and under the required certifications. Certain policyholders cannot make this election.

Penalty Tax on Certain Surrenders and Withdrawals—Non-qualified Contracts (Contracts not issued in connection with qualified plans or IRAs)

    Amounts surrendered, withdrawn or distributed before the policyholder/taxpayer reaches age 59½ are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the policyholder (or where the holder is not an individual, the death of the “primary Annuitant,” defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code section 130(d)); (vii) under an immediate annuity contract (as defined in Code section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received without tax penalty.

    Separate tax withdrawal penalties apply to qualified plans and IRAs. See “Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans and IRAs.”

Additional Considerations

Distribution-at-Death Rules

    For a contract issued other than in connection with a qualified plan or an IRA, in order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the policyholder dies on or after the contract Maturity Date, and before the entire interest in the contract has been distributed, the remainder of the policyholder’s interest will be distributed at least as rapidly as the method in effect on the policyholder’s death; and (b) if a policyholder dies before the contract Maturity Date, the policyholder’s entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the policyholder’s date of death. If the beneficiary is the spouse of the holder, the contract may be continued in the name of the spouse as holder. Similar distribution requirements apply to annuity contracts under qualified plans and IRAs.

    If the primary Annuitant, which is not the policyholder, dies before the Maturity Date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the policyholder is not an individual, the death of the primary Annuitant is treated as the death of the holder. When the holder is not an individual, a change in the primary Annuitant is treated as the death of the holder.

    If the policyholder dies on or after the Maturity Date, the remaining payments, if any, under an Annuity Payment Option must be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes and state income taxes may also apply.

    Each beneficiary will need to select the death benefit option from among those set forth in the contract which are applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.

Transfer of Annuity Contracts

    Transfers of contracts for less than full and adequate consideration at the time of such transfer will trigger taxable income on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the policyholder’s income. This provision does not apply to transfers between spouses or transfers incident to a divorce.

Contracts Owned by Non-Natural Persons

    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

Section 1035 Exchanges

    Code section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another or the exchange of one annuity contract for a long-term care contract. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyholder by the original insurer and then transmitted from the policyholder to the new insurer. For IRA and qualified plan contracts, the proceeds can be transmitted through the policyholder if specific conditions are met.

    Exchanges are permitted of the entire contract or a portion of the contract. Upon a partial exchange, distributions within twelve (12) months after the exchange are subject to potential additional tax ramifications. Policyholders contemplating exchanges should consult their tax and/or legal advisors.

Multiple Contracts

    Code section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same policyholder during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

Diversification Standards

Diversification Regulations

    Code section 817(h) requires that all contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:

55% in any 1 investment
70% in any 2 investments
80% in any 3 investments
90% in any 4 investments

    A “look-through” rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Owner Control (Investor Control)

    The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which policyholder control of the investments of the Separate Account will cause the policyholder to be treated as the owner of the assets of the Separate Account. It is also critical that the insurance company and not the policyholder have control of the assets held in the separate accounts. A policyholder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a policyholder has too much “investor control” of the assets supporting the separate account funds, then the policyholder may be taxed on the gain in the contract as it is earned.

    In 2003, the IRS issued formal guidance that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. This guidance also states that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the policyholder could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the policyholder to be treated as the owner of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the policyholder and us regarding the availability of a particular investment option and, other than the policyholder’s right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion. Please note that this contract may offer more than 20 investment options; however, we believe that this fact alone does not indicate that the investor control requirements have been violated.

    At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should there been additional rules or regulations on this issue, including limitations on the number of underlying funds, transfers between or among underlying funds, exchanges of underlying funds or changes in investment objectives of underlying funds such that the contract would no longer qualify as an annuity for tax purposes, we reserve the right to modify the contract to the extent required to maintain annuity tax treatment.

Diversification Regulations and IRA/Qualified Plans

    Code section 817(h) applies to a variable annuity contract other than a pension plan contract. Qualified plans and IRAs, are defined as pension plan contracts for these purposes. Notwithstanding the exception of IRA/qualified plan contracts from application of the diversification rules, all available investments will be structured to comply with the diversification regulations and investor control limitations because the investments serve as the investment vehicle for non-qualified contracts as well as qualified plan and IRA contracts.

Taxation of Annuities in General—Qualified Plans and IRAs

    The contracts may be used with several types of IRAs and qualified plans including: Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Roth 403(b) contracts, Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans. For purposes of this discussion, all will be treated as qualified plans. The specific tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. We reserve the right at any time to discontinue the availability of this contract for use with some of all of these qualified plans. Participants under such qualified plans as well as policyholders, annuitants and beneficiaries, are reminded that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. Federal or state requirements, including ERISA, may impact the person entitled to death benefits under the contract. Consequently, a policyholder’s named beneficiary designation or elected annuity payment option may not be enforceable.

    The owner of the contract may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the Contract Value. The contract and its amendments, benefits or endorsements (together referred to herein as the “contract”) have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not issued formal guidance concerning whether any particular death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan.

    There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes. While we regard the death benefit guarantees available under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under the contract. IRAs and other qualified contracts generally may not invest in life insurance contracts. There is a risk that IRS may consider these death benefit guarantees “incidental death benefits.” There is a limit on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Distributions from qualified plans eligible to be rolled over to new contracts but which are paid to the policyholder directly generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided if the policyholder arranges for a direct rollover or trustee-to-trustee transfer to another IRA/qualified plan. These mandatory withholding rules apply to all taxable distributions from qualified plans except (a) distributions required under the Code, such as required minimum distributions, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions). The mandatory withholding rules do not apply to IRAs, however, a distribution from an IRA is taxable unless the IRA funds are reinvested in another IRA within a statutory time of 60 days.

    The contracts sold by us in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    There are numerous income tax rules governing qualified plans, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. This discussion does not address these plan requirements in detail. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith. Individuals are urged to consult with their own tax or legal advisors.

Tax Sheltered Annuities (“TSAs”), Tax Deferred Annuities (“TDAs”), Section 403(b)

    Code section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.

    Code section 403(b)(11) imposes certain restrictions on a policyholder’s ability to make withdrawals from, or surrenders of, section 403(b) contracts. Specifically, section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 59½, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract. Section 403(b)(11), applies only with respect to distributions from section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.

    If a policyholder requests a distribution due to attaining age 59 ½, separation from service or becoming disabled, the policyholder must follow specific written documentation requirements, in a form acceptable to us, before we can process the distribution.

    If a policyholder requests a distribution as a result of hardship, the employer must specifically authorize the distribution. It is not the responsibility of the contract issuer to monitor compliance with IRS regulations relating to hardship distributions. If a hardship distribution is desired, the policyholder must follow the requirements set forth by the employer and we must receive consent by the employer, in a form acceptable to us, to process the distribution.

    If certain contractual requirements are met, loans may be made available under section 403(b) contracts. A loan from a participant’s Contract Value may be requested only if the contract provides for loans and if the employer specifically permits and authorizes each specific loan. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not the responsibility of the contract issuer to monitor compliance with these requirements. If a loan is desired, the policyholder must follow the requirements set forth by the employer and we must receive consent by the employer, in form acceptable to us, to process the loan.

    If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any withdrawal charge; and (b) 50% of the Contract Value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under section 72(p) of the Code. Amounts borrowed from a Market Value Adjustment (“MVA”) account are subject to the same market value adjustment as applies to transfers from the MVA.

    Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to us.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant’s most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    Under section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

    As of January 1, 2009, there are new Income Tax Regulations impacting section 403(b) plans, including the requirement that the employer have a written Plan and that the Plan indicate the identity of the providers permitted under the Plan. We are not administrators of section 403(b) Plans; we are providers of annuity contracts authorized under specific Plans. We will exchange required information with the employer and/or authorized plan administrator, upon request. As a result of these regulations and requirements set forth by the employer, we may require additional documentation prior to executing transactions involving contracts issued in connection with section 403(b) plans. These documentation requirements may change from time to time.

Keogh Plans

    The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish “Keoghs” or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS. Annuity contracts may be funding vehicles under a Keogh plan. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Individual Retirement Annuities

    Various sections of the Code permit eligible individuals to contribute to individual retirement programs known as “Traditional IRAs”, “Roth IRAs”, “SEP IRA”, “SARSEP IRA”, “SIMPLE IRA”, and “Deemed IRAs”. Each of these different types of IRAs is subject to limitations on the amount that may be contributed, the timing of contributions, the persons who may be eligible and on the time when distributions shall commence. In addition, distributions from certain other types of qualified plans may be transferred into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements.

Corporate Pension and Profit-Sharing Plans

    Code section 401(a) permits corporate employers to establish various types of retirement plans for employees.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations

    Code section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the policyholder is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs

    In the case of a withdrawal under a qualified plan or IRA, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s after-tax cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans and IRAs, the individual may have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyholder, lifetime withdrawals are received without tax.

    Code section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under section 401, section 403(b) and IRAs other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts distributed are not includable in gross income no tax penalty will be imposed.

    The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the policyholder or Annuitant (as applicable) reaches age 59½; (b) distributions following the death the policyholder or Annuitant (as applicable); (c) distributions attributable to the policyholder or Annuitant (as applicable) being disabled within the meaning of section 72(m)(7), (d) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the policyholder or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such policyholder or Annuitant (as applicable) and his or her designated beneficiary; (e) distributions to a policyholder or Annuitant (as applicable) who has separated from service after he has attained age 55; (f) distributions made on account of an IRS levy on the IRA or plan, (g) distributions made to the policyholder or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code section 213 to the policyholder or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (h) distributions made to an alternate payee pursuant to a qualified domestic relations order; (i) distributions from an IRA for the purchase of medical insurance (as described in section 213(d)(1)(D) of the Code) for the policyholder and spouse and dependents if the certain conditions are met; (j) distributions from IRAs for certain qualified educational expenses of the policyholder, spouse, children or grandchildren; (k) distributions from IRA for qualified first-time home purchase expenses; (l) distributions from retirement plans to individuals called to active military. The exceptions stated in items (e) and (h) above do not apply in the case of an IRA. The exception stated in item (d) applies to an IRA without the requirement that there be a separation from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received from a qualified plan or IRA without tax penalty.

    Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70½ or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA. The required distribution rules do not apply to Roth IRAs. This commencement date is referred to as the “required beginning date.” Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the required amount not distributed.

    The amount that must be distributed is based on Code rules relating to “Required Minimum Distributions.” This RMD takes into consideration the individual’s age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

    An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.

    We are required to file an information return to the IRS, with a copy to the participant, of the total account value of each account. This information return will also indicate if RMDs are required to be taken. We will provide information to each policyholder concerning the RMD computations for his or her annuity contract.

    In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

    Under the after-death RMD rules, if the original policyholder died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner’s death or over a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31st of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner’s estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.

    If the policyholder died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original policyholder. If there was no named contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner’s estate), then the only payment permitted is based on the remaining life expectancy of the original policyholder.

    In all cases, if the beneficiary is the surviving spouse, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date. Each beneficiary will need to select the death benefit option from among those set forth in the contract which are applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.

Withholding and Information Reporting

    We are required to file information returns with the IRS and state taxation authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the policyholder or beneficiary provide certain information, including social security number or tax identification number and current address.

    In addition to information reporting, we are also required to withhold federal income taxes on the taxable portion of any amounts received under the contract unless a valid election is made to not have any withholding or in certain other circumstances. An election of no withholding is not permitted if a correct social security number or other taxpayer identification number is not provided or if the IRS advises that withholding is required. Special withholding rules apply to payments made to nonresident aliens.

    You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a policyholder can elect out of withholding.

    In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. This ruling is also understood to apply to other nonresident alien policyholders. Although the ruling was directed at a life insurance policy, it may also apply to an annuity contract.

Spousal Definition

    Federal law requires that under the Internal Revenue Code, the special provisions relating to a “spouse” relate only to persons considered as spouses under the Defense of Marriage Act (DOMA), Pub. L. 104-199. Under this Act, same-sex marriages, civil union partners, domestic partners or others in like status currently are not recognized as spouses for purposes of federal law. Therefore, any options afforded by federal tax law to a “spouse “under the Code are currently not available to a same-sex spouse, domestic partner, civil union partner or other in like status. Same-sex spouses, civil union partners, domestic partners and others who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. In the event that federal law is changed concerning treatment of same-sex spouses, civil union partners, domestic partners or other in like status, we will modify our processing accordingly.

Seek Tax Advice

    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Policyholder considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan or IRA.

Sales of Variable Accumulation Contracts

    PHL Variable has designated 1851 Securities, Inc. (“1851”) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. 1851, an affiliate of the PHL Variable, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the PHL Variable and its affiliated companies. PHL Variable or an affiliate reimburses 1851 for expenses 1851 incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). 1851 does not retain any fees under the Contracts; however, 1851 may receive 12b-1 fees from the underlying funds.

    1851’s principal executive offices are located at One American Row, PO Box 5056, Hartford, CT 06102-5056. 1851 is registered as a broker-dealer with the SecuritiesSecurities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

    1851 and PHL Variable enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of PHL Variable under applicable state insurance law and must be licensed to sell variable insurance products. PHL Variable intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

    On September 15, 2010, 1851 became the principal underwriter and distributor for the SEC registered products.

Compensation

    Broker-dealers who have selling agreements with 1851 and PHL Variable are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

    We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker- dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments if up-front compensation is paid to registered representatives and up to 2.5% annually of contract value (if asset based compensation is paid).

    To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

    This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits PHL Variable may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. PHL Variable may also pay for sales and distribution expenses out of any payments PHL Variable or 1851 may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a surrender charge, proceeds from this charge may be used to reimburse PHL Variable for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

    We have unique arrangements for compensation with select broker-dealer firms based on the firm’s aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.

State Regulation

    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments, which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports

    Reports showing the contract value will be furnished to you at least annually.

Voting Rights

    As stated above, all of the assets held in an available investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and, as such, have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders’ meeting.

    We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contract owners controlling the vote.

    In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner’s selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series’ fundamental investment policy, owners participating in such series will vote separately on the matter. The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.

PHL Variable – Legal Proceedings

    We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or investment advisor. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

    State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

    Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

SAI Table of Contents

    The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable Insurance Company. The Table of Contents of the SAI is set forth below:

PHL Variable Insurance Company
Underwriter
Services
Information Sharing Agreements
Performance History/Calculation of Yield and Return
Calculation of Annuity Payments
Experts
Separate Account Financial Statements
Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A – Investment Options

    Please note: This information is intended to provide a brief summary of each fund’s investment objective and advisor information. For more detailed information regarding each fund you should consult the fund prospectus which can be found on our website, www.phoenixwm.com, or requested by writing to us at PO Box 8027, Boston, MA 02266-8027 or calling 1-800-541-0171. Not all funds listed here may be currently offered or available with your product. Please refer to the footnotes below and page one of your product prospectus for a list of the funds available with your product.

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Alger Capital Appreciation Portfolio[1,2]	Long term capital appreciation	Fred Alger Management, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Portfolio	To maximize total return consistent with the Adviser’s determination of reasonable risk	AllianceBernstein L.P.
Calvert VP S&P MidCap 400 Index Portfolio	Seeks investment results that correspond to the total return performance of U.S. common stock, as represented by the S&P MidCap 400 Index	Calvert Investment Management, Inc.[3]
		Subadvisor:	Summit Investment Partners, Inc.
DWS Equity 500 Index VIP	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index, which emphasizes stocks of large US companies	Deutsche Investment Management Americas Inc.
		Subadvisor:	Northern Trust Investments, Inc.
DWS Small Cap Index VIP	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies	Deutsche Investment Management Americas Inc.
		Subadvisor:	Northern Trust Investments, Inc.
Federated Fund for U.S. Government Securities II	Current income by investing primarily in U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Management Company
Federated High Income Bond Fund II	High current income by investing in high yield, lower rated corporate bonds	Federated Investment Management Company
Federated Prime Money Fund II	Current income consistent with stability of principal and liquidity	Federated Investment Management Company
Fidelity® VIP Contrafund® Portfolio	Long-term capital appreciation	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity® VIP Growth Opportunities Portfolio	Capital growth	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity® VIP Growth Portfolio	Capital appreciation	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity® VIP Investment Grade Bond Portfolio	As high a level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
		Subadvisor:	Fidelity Investments Money Management, Inc.
Franklin Flex Cap Growth Securities Fund	Capital appreciation	Franklin Advisers, Inc.
Franklin Income Securities Fund	Maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc.
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	Capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	Capital appreciation and some current income	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	Capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	Current income and capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Invesco V.I. Capital Appreciation Fund	Long term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Equity and Income Fund[4]	Capital appreciation and current income	Invesco Advisers, Inc.[8]
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio[1,2]	Long term capital appreciation	Lazard Asset Management LLC
Lord Abbett Series Fund Bond Debenture Portfolio	High current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Growth and Income Portfolio	Long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Mid-Cap Value Portfolio	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace	Lord, Abbett & Co. LLC
Mutual Shares Securities Fund	Capital appreciation with income as a secondary goal	Franklin Mutual Advisers, LLC

A-1

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Neuberger Berman Advisors Management Trust Guardian Portfolio	Long term growth of capital; current income is a secondary goal	Neuberger Berman Management LLC
		Subadvisor:	Neuberger Berman LLC
Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio	Long term capital growth; the Portfolio Manager also may consider a company’s potential for current income prior to selecting it for the Fund.	Neuberger Berman Management LLC
		Subadvisor:	Neuberger Berman LLC
Oppenheimer Capital Appreciation Fund/VA	Seeks capital appreciation by investing in securities of well-known, established companies	OppenheimerFunds, Inc.
Oppenheimer Global Securities Fund/VA	Seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers,, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities	OppenheimerFunds, Inc.
Oppenheimer Main Street Small- & Mid-Cap Fund® / VA5	Capital appreciation	OppenheimerFunds, Inc.
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments.	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the US and no-US governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.	Pacific Investment Management Company LLC
Rydex|SGI VT U.S. Long Short Momentum Fund[1,2]	Seeks long-term capital appreciation.	Security Global Investors
Rydex VT Inverse Government Long Bond Strategy Fund[1,2]	Seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond.	Security Global Investors
Rydex VT Nova Fund[1,2]	Seeks to provide investment results that match the performance of its benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500 Index.	Security Global Investors
Sentinel Variable Products Balanced Fund	Seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value	Sentinel Asset Management, Inc.
Sentinel Variable Products Bond Fund	Seeks high current income while seeking to control risk	Sentinel Asset Management, Inc.
Sentinel Variable Products Common Stock Fund	Seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole	Sentinel Asset Management, Inc.
Sentinel Variable Products Mid Cap Fund	Seeks growth of capital	Sentinel Asset Management, Inc.
Sentinel Variable Products Small Company Fund	Seeks growth of capital	Sentinel Asset Management, Inc.
Templeton Developing Markets Securities Fund	Long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign Securities Fund	Long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth Securities Fund	Long-term capital growth	Templeton Global Advisors Limited
Virtus Capital Growth Series	Long-term growth of capital.	Virtus Investment Advisers, Inc.
		Subadvisor:	SCM Advisors LLC
Virtus Growth & Income Series	Capital appreciation and current income	Virtus Investment Advisers, Inc.
Virtus Multi-Sector Fixed Income Series	Long-term total return	Virtus Investment Advisers, Inc.
		Subadvisor:	Goodwin Capital Advisers, Inc.

A-2

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Virtus Small-Cap Growth Series	Long-term capital growth	Virtus Investment Advisers, Inc.
		Subadvisor:	Kayne Anderson Rudnick Investment Management LLC
Virtus Small-Cap Value Series	Long-term capital appreciation.	Virtus Investment Advisers, Inc.
		Subadvisor:	Kayne Anderson Rudnick Investment Management LLC
Virtus Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk	Virtus Investment Advisers, Inc.
		Subadvisor(s):	Goodwin Capital Advisers, Inc. (fixed income portion) Virtus Investment Advisers, Inc. (equity portion)
Virtus International Series	High total return consistent with reasonable risk	Virtus Investment Advisers, Inc.
		Subadvisor:	Aberdeen Asset Management Inc.
Virtus Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis	Virtus Investment Advisers, Inc.
		Subadvisor:	Duff & Phelps Investment Management Company
Wanger International	Long-term growth of capital	Columbia Wanger Asset Management, L.L.C..
Wanger International Select	Long-term growth of capital	Columbia Wanger Asset Management, L.L.C.
Wanger Select	Long-term growth of capital	Columbia Wanger Asset Management, L.L.C.
Wanger USA	Long-term growth of capital	Columbia Wanger Asset Management, L.L.C..
[1]	This fund was closed to new investors on May 1, 2006.
[2]	Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.
[3]	Investment Adviser name change effective April 30, 2011. Previously known as Calvert Asset Management Company, Inc. Growth ETF Asset Allocation Portfolio. Investment Adviser change effective the same date from Phoenix Variable Advisors, Inc. to ALPS Advisors, Inc.
[4]	Name change effective June 1, 2010. Previously known as Van Kampen UIF Equity and Income Portfolio. Investment Adviser change effective the same date from Morgan Stanley Investment Management Inc. to Invesco Advisers, Inc.
[5]	Name change effective April 30, 2011. Previously known as Oppenheimer Main Street Small-Cap Fund®/VA.

A-3

APPENDIX B – Deductions for Taxes – Qualified and Non-qualified Annuity Contracts

State	Upon Premium Payment	Upon Annuitization	Non-qualified	Qualified
California		X	2.35%	0.50%
Florida[3]		X	1.00	1.00
Maine	X		2.00
Nevada		X	3.50
South Dakota	X		1.25[1]
Texas		X	0.04[2]	0.04
West Virginia		X	1.00	1.00
Wyoming		X	1.00
Commonwealth of Puerto Rico		X	1.00	1.00
NOTE:	The above tax deduction rates are as of January 1, 2011. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see “Deductions and Charges—Tax.”

[1]	South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.
[2]	Texas charges an insurance department “maintenance fee” of .04% on annuity considerations, but the department allows this to be paid upon annuitization.
[3]	Florida, while imposing a tax, grants exemption from the tax if the insurer can show the savings from the exemption is passed on to Florida policy owners.

B-1

APPENDIX C – Financial Highlights

    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information (“SAI”). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

PHL Variable Insurance Company
Annuity Operations Division
PO Box 8027
Boston, MA 02266-8027

Death Benefit Option 1 Contracts

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
From 01/01/2010 To 12/31/2010	$0.941	$1.171	12
Federated Fund for U.S. Government Securities II
From 05/18/2007* To 12/31/2007	$1.000	$1.041	117
From 01/01/2008 To 12/31/2008	$1.041	$1.073	128
From 01/01/2009 To 12/31/2009	$1.073	$1.115	46
From 01/01/2010 To 12/31/2010	$1.115	$1.159	93
Federated High Income Bond Fund II – Primary Shares
From 05/18/2007* To 12/31/2007	$1.000	$0.981	61
From 01/01/2008 To 12/31/2008	$0.981	$0.717	151
From 01/01/2009 To 12/31/2009	$0.717	$1.083	48
From 01/01/2010 To 12/31/2010	$1.083	$1.228	136
Federated Prime Money Fund II
From 01/22/2010* To 12/31/2010	$1.000	$0.988	3,759
Fidelity® VIP Contrafund® Portfolio – Service Class
From 05/18/2007* To 12/31/2007	$1.000	$1.081	253
From 01/01/2008 To 12/31/2008	$1.081	$0.613	544
From 01/01/2009 To 12/31/2009	$0.613	$0.822	52
From 01/01/2010 To 12/31/2010	$0.822	$0.951	612
Fidelity® VIP Growth Opportunities Portfolio – Service Class
From 05/18/2007* To 12/31/2007	$1.000	$1.100	1,988
From 01/01/2008 To 12/31/2008	$1.100	$0.488	13,440
From 01/01/2009 To 12/31/2009	$0.488	$0.703	80
From 01/01/2010 To 12/31/2010	$0.703	$0.859	16,030
Fidelity® VIP Growth Portfolio – Service Class
From 05/18/2007* To 12/31/2007	$1.000	$1.160	36
From 01/01/2008 To 12/31/2008	$1.160	$0.605	65
From 01/01/2009 To 12/31/2009	$0.605	$0.766	54
From 01/01/2010 To 12/31/2010	$0.766	$0.938	79
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
From 01/26/2007* To 12/31/2007	$1.000	$1.020	1,140
From 01/01/2008 To 12/31/2008	$1.020	$0.974	5,567
From 01/01/2009 To 12/31/2009	$0.974	$1.113	221
From 01/01/2010 To 12/31/2010	$1.113	$1.184	6,777
Franklin Income Securities Fund – Class 2
From 05/18/2007* To 12/31/2007	$1.000	$0.958	1,801
From 01/01/2008 To 12/31/2008	$0.958	$0.666	6,580
From 01/01/2009 To 12/31/2009	$0.666	$0.892	195
From 01/01/2010 To 12/31/2010	$0.892	$0.993	6,186

C-1

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.047	495
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.025	854
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.040	1,351
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.011	1,070
Invesco V.I. Capital Appreciation Fund – Series I Shares
From 01/01/2008 To 12/31/2008	$1.015	$0.576	88
From 01/01/2009 To 12/31/2009	$0.576	$0.690	495
From 01/01/2010 To 12/31/2010	$0.690	$0.787	9
Invesco Van Kampen V.I. Equity and Income Fund – Class II
From 05/18/2007* To 12/31/2007	$1.000	$0.960	27
From 01/01/2008 To 12/31/2008	$0.960	$0.733	29
From 01/01/2009 To 12/31/2009	$0.733	$0.887	536
From 01/01/2010 To 12/31/2010	$0.887	$0.982	53
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 05/18/2007* To 12/31/2007	$1.000	$1.004	24
From 01/01/2008 To 12/31/2008	$1.004	$0.818	79
From 01/01/2009 To 12/31/2009	$0.818	$1.085	119
From 01/01/2010 To 12/31/2010	$1.085	$1.204	126
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 05/18/2007* To 12/31/2007	$1.000	$0.968	548
From 01/01/2008 To 12/31/2008	$0.968	$0.608	676
From 01/01/2009 To 12/31/2009	$0.608	$0.714	5
From 01/01/2010 To 12/31/2010	$0.714	$0.829	575
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
From 05/18/2007* To 12/31/2007	$1.000	$0.894	39
From 01/01/2008 To 12/31/2008	$0.894	$0.536	149
From 01/01/2009 To 12/31/2009	$0.536	$0.670	27
From 01/01/2010 To 12/31/2010	$0.670	$0.831	130
Mutual Shares Securities Fund – Class 2
From 05/18/2007* To 12/31/2007	$1.000	$0.944	1,851
From 01/01/2008 To 12/31/2008	$0.944	$0.587	7,390
From 01/01/2009 To 12/31/2009	$0.587	$0.731	193
From 01/01/2010 To 12/31/2010	$0.731	$0.803	7,578
Neuberger Berman AMT Guardian Portfolio – S Class
From 05/18/2007* To 12/31/2007	$1.000	$0.981	1,713
From 01/01/2008 To 12/31/2008	$0.981	$0.607	10,138
From 01/01/2009 To 12/31/2009	$0.607	$0.776	247
From 01/01/2010 To 12/31/2010	$0.776	$0.912	12,035
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
From 01/01/2010 To 12/31/2010	$0.678	$0.802	91
Oppenheimer Capital Appreciation Fund/VA – Service Shares
From 01/01/2009 To 12/31/2009	$0.637	$0.798	128
From 01/01/2010 To 12/31/2010	$0.798	$0.860	170

C-2

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Oppenheimer Global Securities Fund/VA – Service Shares
From 05/18/2007* To 12/31/2007	$1.000	$0.975	70
From 01/01/2008 To 12/31/2008	$0.975	$0.575	150
From 01/01/2009 To 12/31/2009	$0.575	$0.791	98
From 01/01/2010 To 12/31/2010	$0.791	$0.905	252
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
From 05/18/2007* To 12/31/2007	$1.000	$0.894	1,115
From 01/01/2008 To 12/31/2008	$0.894	$0.548	6,873
From 01/01/2009 To 12/31/2009	$0.548	$0.741	41
From 01/01/2010 To 12/31/2010	$0.741	$0.901	7,555
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 05/18/2007* To 12/31/2007	$1.000	$1.160	817
From 01/01/2008 To 12/31/2008	$1.160	$0.643	4,302
From 01/01/2009 To 12/31/2009	$0.643	$0.900	339
From 01/01/2010 To 12/31/2010	$0.900	$1.105	5,931
PIMCO Real Return Portfolio – Advisor Class
From 05/18/2007* To 12/31/2007	$1.000	$1.080	117
From 01/01/2008 To 12/31/2008	$1.080	$0.991	157
From 01/01/2009 To 12/31/2009	$0.991	$1.158	489
From 01/01/2010 To 12/31/2010	$1.158	$1.236	183
PIMCO Total Return Portfolio – Advisor Class
From 05/18/2007* To 12/31/2007	$1.000	$1.068	178
From 01/01/2008 To 12/31/2008	$1.068	$1.104	217
From 01/01/2009 To 12/31/2009	$1.104	$1.243	404
From 01/01/2010 To 12/31/2010	$1.243	$1.326	278
Sentinel Variable Products Balanced Fund
From 01/01/2008 To 12/31/2008	$1.017	$0.764	27
From 01/01/2009 To 12/31/2009	$0.764	$0.917	9
From 01/01/2010 To 12/31/2010	$0.917	$1.016	186
Sentinel Variable Products Bond Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.020	810
From 01/01/2008 To 12/31/2008	$1.020	$1.042	5,073
From 01/01/2009 To 12/31/2009	$1.042	$1.144	9
From 01/01/2010 To 12/31/2010	$1.144	$1.213	6,187
Sentinel Variable Products Common Stock Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.023	3,486
From 01/01/2008 To 12/31/2008	$1.023	$0.677	23,783
From 01/01/2009 To 12/31/2009	$0.677	$0.854	27
From 01/01/2010 To 12/31/2010	$0.854	$0.977	28,791
Sentinel Variable Products Mid Cap Fund
From 01/01/2008 To 12/31/2008	$1.078	$0.574	24
From 01/01/2009 To 12/31/2009	$0.574	$0.741	22
From 01/01/2010 To 12/31/2010	$0.741	$0.904	112
Sentinel Variable Products Small Company Fund
From 09/07/2007* To 12/31/2007				$1.000	$1.005	497
From 01/01/2008 To 12/31/2008	$1.005	$0.673	3,302
From 01/01/2009 To 12/31/2009	$0.673	$0.845	11
From 01/01/2010 To 12/31/2010	$0.845	$1.033	3,947

C-3

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Templeton Developing Markets Securities Fund – Class 2
From 05/18/2007* To 12/31/2007	$1.000	$1.154	15
From 01/01/2008 To 12/31/2008	$1.154	$0.539	109
From 01/01/2009 To 12/31/2009	$0.539	$0.919	144
From 01/01/2010 To 12/31/2010	$0.919	$1.068	188
Templeton Foreign Securities Fund – Class 2
From 05/18/2007* To 12/31/2007	$1.000	$1.051	73
From 01/01/2008 To 12/31/2008	$1.051	$0.619	177
From 01/01/2009 To 12/31/2009	$0.619	$0.838	165
From 01/01/2010 To 12/31/2010	$0.838	$0.898	414
Templeton Growth Securities Fund – Class 2
From 05/18/2007* To 12/31/2007	$1.000	$0.955	1,710
From 01/01/2008 To 12/31/2008	$0.955	$0.544	7,706
From 01/01/2009 To 12/31/2009	$0.544	$0.705	188
From 01/01/2010 To 12/31/2010	$0.705	$0.748	7,924
Virtus Capital Growth Series
From 01/01/2008 To 12/31/2008	$1.016	$0.595	48
From 01/01/2009 To 12/31/2009	$0.595	$0.763	1,639
From 01/01/2010 To 12/31/2010	$0.763	$0.866	11
Virtus Growth and Income Series
From 05/18/2007* To 12/31/2007	$1.000	$0.979	22
From 01/01/2008 To 12/31/2008	$0.979	$0.629	29
From 01/01/2009 To 12/31/2009	$0.629	$0.768	666
From 01/01/2010 To 12/31/2010	$0.768	$0.856	38
Virtus International Series
From 05/18/2007* To 12/31/2007	$1.000	$1.054	3,216
From 01/01/2008 To 12/31/2008	$1.054	$0.635	19,715
From 01/01/2009 To 12/31/2009	$0.635	$0.878	4,267
From 01/01/2010 To 12/31/2010	$0.878	$0.985	22,670
Virtus Multi-Sector Fixed Income Series
From 05/18/2007* To 12/31/2007	$1.000	$1.004	1,569
From 01/01/2008 To 12/31/2008	$1.004	$0.814	8,748
From 01/01/2009 To 12/31/2009	$0.814	$1.127	5,998
From 01/01/2010 To 12/31/2010	$1.127	$1.273	9,550
Virtus Real Estate Securities Series
From 05/18/2007* To 12/31/2007	$1.000	$0.866	988
From 01/01/2008 To 12/31/2008	$0.866	$0.540	5,914
From 01/01/2009 To 12/31/2009	$0.540	$0.689	3,569
From 01/01/2010 To 12/31/2010	$0.689	$0.872	6,989
Virtus Small-Cap Growth Series
From 05/18/2007* To 12/31/2007	$1.000	$1.056	26
From 01/01/2008 To 12/31/2008	$1.056	$0.575	40
From 01/01/2009 To 12/31/2009	$0.575	$0.695	8,868
From 01/01/2010 To 12/31/2010	$0.695	$0.779	104
Virtus Small-Cap Value Series
From 05/18/2007* To 12/31/2007	$1.000	$0.878	34
From 01/01/2008 To 12/31/2008	$0.878	$0.539	139
From 01/01/2009 To 12/31/2009	$0.539	$0.644	8,617
From 01/01/2010 To 12/31/2010	$0.644	$0.747	9,922

C-4

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Strategic Allocation Series
From 05/18/2007* To 12/31/2007	$1.000	$0.998	13
From 01/01/2008 To 12/31/2008	$0.998	$0.735	42
From 01/01/2009 To 12/31/2009	$0.735	$0.905	10,867
From 01/01/2010 To 12/31/2010	$0.905	$1.012	46
Wanger International
From 05/18/2007* To 12/31/2007	$1.000	$1.034	770
From 01/01/2008 To 12/31/2008	$1.034	$0.556	4,772
From 01/01/2009 To 12/31/2009	$0.556	$0.823	24,969
From 01/01/2010 To 12/31/2010	$0.823	$1.015	5,182
Wanger International Select
From 05/18/2007* To 12/31/2007	$1.000	$1.093	20
From 01/01/2008 To 12/31/2008	$1.093	$0.601	253
From 01/01/2009 To 12/31/2009	$0.601	$0.790	12,755
From 01/01/2010 To 12/31/2010	$0.790	$0.952	397
Wanger Select
From 05/18/2007* To 12/31/2007	$1.000	$0.946	35
From 01/01/2008 To 12/31/2008	$0.946	$0.476	120
From 01/01/2009 To 12/31/2009	$0.476	$0.781	18,303
From 01/01/2010 To 12/31/2010	$0.781	$0.977	225
Wanger USA
From 05/18/2007* To 12/31/2007	$1.000	$0.955	8
From 01/01/2008 To 12/31/2008	$0.955	$0.569	31
From 01/01/2009 To 12/31/2009	$0.569	$0.799	30,798
From 01/01/2010 To 12/31/2010	$0.799	$0.974	112

*Date subaccount began operations.

Death Benefit Option 2 Contracts

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
From 01/01/2010 To 12/31/2010	$0.938	$1.166	3
DWS Equity 500 Index VIP – Class A
From 05/18/2007* To 12/31/2007	$1.000	$0.966	10
From 01/01/2008 To 12/31/2008	$0.966	$0.599	104
From 01/01/2009 To 12/31/2009	$0.599	$0.746	18
From 01/01/2010 To 12/31/2010	$0.746	$0.845	110
DWS Small Cap Index VIP – Class A
From 01/01/2010 To 12/31/2010	$0.915	$1.141	7
Federated Fund for U.S. Government Securities II
From 05/18/2007* To 12/31/2007	$1.000	$1.040	10
From 01/01/2008 To 12/31/2008	$1.040	$1.070	41
From 01/01/2009 To 12/31/2009	$1.070	$1.111	39
From 01/01/2010 To 12/31/2010	$1.111	$1.153	47
Federated High Income Bond Fund II – Primary Shares
From 01/01/2008 To 12/31/2008	$0.980	$0.715	82
From 01/01/2009 To 12/31/2009	$0.715	$1.079	45
From 01/01/2010 To 12/31/2010	$1.079	$1.221	75

C-5

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Federated Prime Money Fund II
From 01/22/2010* To 12/31/2010	$1.000	$0.987	7,211
Fidelity® VIP Contrafund® Portfolio – Service Class
From 05/18/2007* To 12/31/2007	$1.000	$1.080	16
From 01/01/2008 To 12/31/2008	$1.080	$0.612	488
From 01/01/2009 To 12/31/2009	$0.612	$0.819	48
From 01/01/2010 To 12/31/2010	$0.819	$0.946	242
Fidelity® VIP Growth Opportunities Portfolio – Service Class
From 05/18/2007* To 12/31/2007	$1.000	$1.099	6,019
From 01/01/2008 To 12/31/2008	$1.099	$0.487	37,624
From 01/01/2009 To 12/31/2009	$0.487	$0.700	50
From 01/01/2010 To 12/31/2010	$0.700	$0.854	44,633
Fidelity® VIP Growth Portfolio – Service Class
From 05/18/2007* To 12/31/2007	$1.000	$1.159	10
From 01/01/2008 To 12/31/2008	$1.159	$0.603	74
From 01/01/2009 To 12/31/2009	$0.603	$0.763	50
From 01/01/2010 To 12/31/2010	$0.763	$0.933	63
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
From 01/26/2007* To 12/31/2007	$1.000	$1.019	3,127
From 01/01/2008 To 12/31/2008	$1.019	$0.972	13,628
From 01/01/2009 To 12/31/2009	$0.972	$1.109	109
From 01/01/2010 To 12/31/2010	$1.109	$1.178	16,781
Franklin Income Securities Fund – Class 2
From 05/18/2007* To 12/31/2007	$1.000	$0.957	5,603
From 01/01/2008 To 12/31/2008	$0.957	$0.664	18,431
From 01/01/2009 To 12/31/2009	$0.664	$0.889	96
From 01/01/2010 To 12/31/2010	$0.889	$0.988	17,174
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.047	1,850
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.024	3,466
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.040	3,040
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.011	4,702
Invesco V.I. Capital Appreciation Fund – Series I Shares
From 05/18/2007* To 12/31/2007	$1.000	$1.014	9
From 01/01/2008 To 12/31/2008	$1.014	$0.575	28
From 01/01/2009 To 12/31/2009	$0.575	$0.687	293
From 01/01/2010 To 12/31/2010	$0.687	$0.783	18
Invesco Van Kampen V.I. Equity and Income Fund – Class II
From 01/01/2008 To 12/31/2008	$0.959	$0.731	103
From 01/01/2009 To 12/31/2009	$0.731	$0.884	466
From 01/01/2010 To 12/31/2010	$0.884	$0.977	3
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 01/01/2008 To 12/31/2008	$1.003	$0.816	43
From 01/01/2009 To 12/31/2009	$0.816	$1.081	75
From 01/01/2010 To 12/31/2010	$1.081	$1.198	46

C-6

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 05/18/2007* To 12/31/2007	$1.000	$0.967	2,336
From 01/01/2008 To 12/31/2008	$0.967	$0.607	2,557
From 01/01/2009 To 12/31/2009	$0.607	$0.712	3
From 01/01/2010 To 12/31/2010	$0.712	$0.824	2,255
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
From 01/01/2008 To 12/31/2008	$0.894	$0.535	72
From 01/01/2009 To 12/31/2009	$0.535	$0.668	29
From 01/01/2010 To 12/31/2010	$0.668	$0.826	89
Mutual Shares Securities Fund – Class 2
From 05/18/2007* To 12/31/2007	$1.000	$0.943	5,517
From 01/01/2008 To 12/31/2008	$0.943	$0.585	20,002
From 01/01/2009 To 12/31/2009	$0.585	$0.728	90
From 01/01/2010 To 12/31/2010	$0.728	$0.798	20,362
Neuberger Berman AMT Guardian Portfolio – S Class
From 05/18/2007* To 12/31/2007	$1.000	$0.980	5,028
From 01/01/2008 To 12/31/2008	$0.980	$0.605	28,611
From 01/01/2009 To 12/31/2009	$0.605	$0.773	116
From 01/01/2010 To 12/31/2010	$0.773	$0.907	32,927
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
From 01/01/2010 To 12/31/2010	$0.676	$0.797	11
Oppenheimer Capital Appreciation Fund/VA – Service Shares
From 01/01/2008 To 12/31/2008	$1.042	$0.559	37
From 01/01/2009 To 12/31/2009	$0.559	$0.795	77
From 01/01/2010 To 12/31/2010	$0.795	$0.856	62
Oppenheimer Global Securities Fund/VA – Service Shares
From 05/18/2007* To 12/31/2007	$1.000	$0.974	23
From 01/01/2008 To 12/31/2008	$0.974	$0.573	52
From 01/01/2009 To 12/31/2009	$0.573	$0.788	66
From 01/01/2010 To 12/31/2010	$0.788	$0.900	36
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
From 05/18/2007* To 12/31/2007	$1.000	$0.893	3,348
From 01/01/2008 To 12/31/2008	$0.893	$0.546	18,866
From 01/01/2009 To 12/31/2009	$0.546	$0.738	36
From 01/01/2010 To 12/31/2010	$0.738	$0.896	20,478
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 05/18/2007* To 12/31/2007	$1.000	$1.158	2,341
From 01/01/2008 To 12/31/2008	$1.158	$0.642	11,801
From 01/01/2009 To 12/31/2009	$0.642	$0.896	125
From 01/01/2010 To 12/31/2010	$0.896	$1.099	16,074
PIMCO Real Return Portfolio – Advisor Class
From 05/18/2007* To 12/31/2007	$1.000	$1.079	1
From 01/01/2008 To 12/31/2008	$1.079	$0.989	84
From 01/01/2009 To 12/31/2009	$0.989	$1.153	165
From 01/01/2010 To 12/31/2010	$1.153	$1.229	20
PIMCO Total Return Portfolio – Advisor Class
From 05/18/2007* To 12/31/2007	$1.000	$1.067	3
From 01/01/2008 To 12/31/2008	$1.067	$1.102	82
From 01/01/2009 To 12/31/2009	$1.102	$1.238	154
From 01/01/2010 To 12/31/2010	$1.238	$1.319	18

C-7

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Sentinel Variable Products Bond Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.020	1,768
From 01/01/2008 To 12/31/2008	$1.020	$1.040	12,094
From 01/01/2009 To 12/31/2009	$1.040	$1.140	9
From 01/01/2010 To 12/31/2010	$1.140	$1.207	15,088
Sentinel Variable Products Common Stock Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.023	8,504
From 01/01/2008 To 12/31/2008	$1.023	$0.675	63,164
From 01/01/2009 To 12/31/2009	$0.675	$0.851	17
From 01/01/2010 To 12/31/2010	$0.851	$0.972	76,691
Sentinel Variable Products Mid Cap Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.077	9
From 01/01/2008 To 12/31/2008	$1.077	$0.573	9
From 01/01/2009 To 12/31/2009	$0.573	$0.739	15
From 01/01/2010 To 12/31/2010	$0.739	$0.900	17
Sentinel Variable Products Small Company Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.005	1,306
From 01/01/2008 To 12/31/2008	$1.005	$0.671	9,163
From 01/01/2009 To 12/31/2009	$0.671	$0.842	15
From 01/01/2010 To 12/31/2010	$0.842	$1.028	10,433
Templeton Developing Markets Securities Fund – Class 2
From 05/18/2007* To 12/31/2007	$1.000	$1.152	35
From 01/01/2008 To 12/31/2008	$1.152	$0.538	100
From 01/01/2009 To 12/31/2009	$0.538	$0.916	81
From 01/01/2010 To 12/31/2010	$0.916	$1.062	119
Templeton Foreign Securities Fund – Class 2
From 05/18/2007* To 12/31/2007	$1.000	$1.050	14
From 01/01/2008 To 12/31/2008	$1.050	$0.618	108
From 01/01/2009 To 12/31/2009	$0.618	$0.835	82
From 01/01/2010 To 12/31/2010	$0.835	$0.893	133
Templeton Growth Securities Fund – Class 2
From 05/18/2007* To 12/31/2007	$1.000	$0.954	5,420
From 01/01/2008 To 12/31/2008	$0.954	$0.543	21,468
From 01/01/2009 To 12/31/2009	$0.543	$0.702	83
From 01/01/2010 To 12/31/2010	$0.702	$0.744	21,911
Virtus Capital Growth Series
From 01/01/2008 To 12/31/2008	$1.015	$0.593	48
From 01/01/2009 To 12/31/2009	$0.593	$0.760	3,956
From 01/01/2010 To 12/31/2010	$0.760	$0.862	36
Virtus Growth and Income Series
From 05/18/2007* To 12/31/2007	$1.000	$0.978	2
From 01/01/2008 To 12/31/2008	$0.978	$0.628	2
From 01/01/2009 To 12/31/2009	$0.628	$0.765	2,423
From 01/01/2010 To 12/31/2010	$0.765	$0.851	23
Virtus International Series
From 05/18/2007* To 12/31/2007	$1.000	$1.053	9,309
From 01/01/2008 To 12/31/2008	$1.053	$0.634	54,328
From 01/01/2009 To 12/31/2009	$0.634	$0.875	11,310
From 01/01/2010 To 12/31/2010	$0.875	$0.979	61,716

C-8

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Multi-Sector Fixed Income Series
From 05/18/2007* To 12/31/2007	$1.000	$1.003	3,487
From 01/01/2008 To 12/31/2008	$1.003	$0.812	20,021
From 01/01/2009 To 12/31/2009	$0.812	$1.122	15,287
From 01/01/2010 To 12/31/2010	$1.122	$1.266	22,586
Virtus Real Estate Securities Series
From 05/18/2007* To 12/31/2007	$1.000	$0.866	2,857
From 01/01/2008 To 12/31/2008	$0.866	$0.539	16,820
From 01/01/2009 To 12/31/2009	$0.539	$0.686	6,317
From 01/01/2010 To 12/31/2010	$0.686	$0.867	18,917
Virtus Small-Cap Growth Series
From 05/18/2007* To 12/31/2007	$1.000	$1.055	3
From 01/01/2008 To 12/31/2008	$1.055	$0.573	165
From 01/01/2009 To 12/31/2009	$0.573	$0.692	24,406
From 01/01/2010 To 12/31/2010	$0.692	$0.775	175
Virtus Small-Cap Value Series
From 05/18/2007* To 12/31/2007	$1.000	$0.877	37
From 01/01/2008 To 12/31/2008	$0.877	$0.537	97
From 01/01/2009 To 12/31/2009	$0.537	$0.641	23,467
From 01/01/2010 To 12/31/2010	$0.641	$0.742	26,555
Virtus Strategic Allocation Series
From 01/01/2008 To 12/31/2008	$0.997	$0.734	35
From 01/01/2009 To 12/31/2009	$0.734	$0.901	24,882
From 01/01/2010 To 12/31/2010	$0.901	$1.006	35
Wanger International
From 05/18/2007* To 12/31/2007	$1.000	$1.033	2,052
From 01/01/2008 To 12/31/2008	$1.033	$0.555	13,168
From 01/01/2009 To 12/31/2009	$0.555	$0.819	67,106
From 01/01/2010 To 12/31/2010	$0.819	$1.010	13,374
Wanger International Select
From 05/18/2007* To 12/31/2007	$1.000	$1.092	52
From 01/01/2008 To 12/31/2008	$1.092	$0.600	246
From 01/01/2009 To 12/31/2009	$0.600	$0.786	34,863
From 01/01/2010 To 12/31/2010	$0.786	$0.947	162
Wanger Select
From 05/18/2007* To 12/31/2007	$1.000	$0.945	15
From 01/01/2008 To 12/31/2008	$0.945	$0.475	105
From 01/01/2009 To 12/31/2009	$0.475	$0.778	50,072
From 01/01/2010 To 12/31/2010	$0.778	$0.972	101
Wanger USA
From 05/18/2007* To 12/31/2007	$1.000	$0.954	24
From 01/01/2008 To 12/31/2008	$0.954	$0.567	61
From 01/01/2009 To 12/31/2009	0.567	0.796	81,050
From 01/01/2010 To 12/31/2010	0.796	0.969	75

*Date subaccount began operations.

C-9

PART B

Version B is not affected by this filling.

[Version A]

The Big Edge Choice®

PHL Variable Accumulation Account (“Separate Account”)

PHL Variable Insurance Company

Variable Accumulation Deferred Annuity Contract

STATEMENT OF ADDITIONAL INFORMATION	April 29, 2011

Home Office:	PHL Variable Insurance Company
One American Row	Annuity Operations Division
Hartford, Connecticut 06102-5056	P.O. Box 8027
Boston, Massachusetts 02266-8027

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus, dated April 29, 2011. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company (“PHL Variable”) at the above address or by calling 800/541-0171 or by visiting our website at www.phoenixwm.com.

1

PHL Variable Insurance Company

PHL Variable Insurance Company (“PHL Variable”) is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and main administrative offices are at One American Row in Hartford, Connecticut 06102-5056.

PHL Variable is directly owned by PM Holdings, Inc. (“PMH”), a downstream holding company of Phoenix Life Insurance Company (“Phoenix”). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. (“PNX”), which is a manufacturer of insurance, annuity and asset management products.

Underwriter

1851 Securities, Inc. (“1851”), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. 1851 is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.

1851’s principal business address is One American Row, Hartford, CT 06102-5056. 1851 is an affiliated subsidiary of both the Separate Account and Phoenix.

Services

Servicing Agent

Between January 1, 2010 and November 19, 2010, the Phoenix Edge Series Fund reimbursed Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company. Effective November 5, 2010, the Phoenix Edge Series Fund changed its name to Virtus Variable Insurance Trust (“Trust”).

The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The total administrative service fees paid by the Trust for the last three fiscal years were based on a percentage of the Trust’s average daily net assets as follows:

Year Ended December 31,	Fee Paid by the Trust
2008	$1.3 Million
2009	$1.7 Million
Through November 19, 2010	$9,153,887.54

Between November 20, 2010 and December 31, 2010, the Trust reimbursed Phoenix Life Insurance Company $812,855.08.

Other Service Providers

Under a contract with Phoenix Life Insurance Company (“PLIC”), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

Year Ended December 31,	Fee Paid
2008	$ 70,000
2009	$125,000
2010	0

Under a contract with PLIC, Tata Consulting Services augments PLIC’s U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:

Year Ended December 31,	Fee Paid
2008	$355,003.04
2009	$173,379.90
2010	0

Under an Administrative and Accounting Services Agreement between BNY Mellon (“BNY Mellon”) (formerly PNC Global Investment Servicing) and the Company, BNY Mellon provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays BNY Mellon fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid BNY Mellon the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.

Year Ended December 31,	Fee Paid
2008	$511,823.50
2009	$547,748.18
2010	$543,217.79

Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (collectively the “Phoenix Companies”) have entered into an agreement with Alliance-One Services, Inc., 8616 Freeport Parkway, Irving, Texas 75063 (“Alliance-One”) wherein Alliance-One has agreed to provide the Phoenix Companies with claim processing services. Alliance-One began providing claim processing services to the Phoenix Companies during the 2008 calendar year. The fees below were paid during the last three fiscal years for such services.

2

Year Ended December 31,	Fee Paid
2008	$42,500
2009	$97,504
2010	$50,568

Information Sharing Agreements

Phoenix has entered into information sharing agreements with the underlying funds as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to monitor, and if necessary, warn and restrict policy owners who may be engaging in disruptive trading practices as determined by Phoenix or the underlying funds in accordance with their established policies.

Performance History/Calculation of Yield and Return

For detailed performance history, please visit our website at www.phoenixwm.com. The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your contract because they do not account for any of the charges and deductions that apply to your contract value.

Yield of the Federated Prime Money Fund II1 Investment Option. We calculate the yield of the Federated Prime Money Fund II Investment Option for a 7-day “base period” by determining the “net change in value” of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week’s return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.

[1]	The Phoenix Money Market Series was liquidated on or about January 22, 2010 and replaced by the Federated Prime Money Fund II.

The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The yield/return calculations include a mortality and expense risk charge equal to 1.25% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

The Federated Prime Money Fund II Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.

We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:

The following example of a return/yield calculation for the Federated Prime Money Fund II Investment Option was based on the 7-day period ending December 31, 2010.

Value of hypothetical pre-existing account with exactly one Unit at the beginning of the period:	$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999736
Calculation:
Ending account value	0.999736
Less beginning account value	1.000000
Net change in account value	-0.000264
Base period return: (net change/beginning account value)	-0.000264
Current yield = return x (365/7) =	-1.38%
Effective yield = [(1 + return)365/7 ] – 1 =	-1.37%

Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five-, and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

1.	we assume a hypothetical $1,000 initial investment in the investment option;

2.	we determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

3.	we divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

4.	to get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R =	((ERV / II)/(1/n) /) – 1

Where:

II =	a hypothetical initial payment of $1,000

R =	average annual total return for the period

n =	number of years in the period

ERV =	ending redeemable value of the hypothetical
$1,000 for the period [see (2) and (3) above]

3

We normally calculate total return for one-, five-, and ten-year periods for each investment option. If an investment option has not been available for at least ten years, we will provide total returns for other relevant periods.

Performance Information

Advertisements, sales literature and other communications may contain information about a series’ or advisor’s current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series’ specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series’ total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

The Dow Jones Industrial AverageSM 1 (“DJIA”)

CS First Boston High Yield Index

Citigroup Corporate Index

Citigroup Government Bond Index

Standard & Poor’s 500 Index® (S&P 500)2

Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

Lipper Analytical Services

Morningstar, Inc.

Thomson Financial

A fund may also compare a series’ performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

Barron’s

Business Week

Changing Times

Consumer Reports

Financial Planning

Financial Services Weekly

Financial World

Forbes

Fortune

Investor’s Business Daily

Money

Personal Investor

The New York Times

Registered Representative

U.S. News and World Report

The Wall Street Journal

A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

The Dow Jones Industrial AverageSM 1 (“DJIA”)

CS First Boston High Yield Index

Citigroup Corporate Index

Citigroup Government Bond Index

S&P 5002

Calculation of Annuity Payments

See your prospectus in the section titled “The Annuity Period” for a description of the annuity payment options and restrictions.

You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Annuity 10-year period certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

Fixed Annuity Payments

Fixed annuity payments are determined by the total dollar value for all investment options’ accumulation units, all amounts held in the GIA and MVA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

Under Options A, B, D, E and F, rates are based on the a-49 Annuity Table4 projected to 1985 with Projection Scale B. We use an interest rate of 3 3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3 1/4% for the 20-year certain period under Options A and F; an interest rate of 3 1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

Variable Annuity Payment

Under all variable annuity payment options except Option L, the first payment is based on an assumed annual investment rate of 4 1/2%. Should the assumed rate result in a first payment larger than permitted by state law, we will select a lower rate. All subsequent payments may be higher or lower depending on investment experience of the investment options.

Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each investment option by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each investment option. We determine future payments under these options by multiplying the contract value in each investment option (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each investment option investment.

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Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)4 projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See your prospectus in the section titled “Deductions and Charges.” Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

[1]

The Dow Jones Industrial AverageSM (DJIASM is an unweighted[3] index of 30 industrial “blue chip” U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIASM are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIASM.

[2]

The S&P 500 is a free-float market capitalization-weighted[3] index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor’s Index Committee makes all decisions about the S&P 500.

[3]

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to “weight” the influence of a stock’s price on the index. Simply put, larger companies’ stock prices influence the index more than smaller companies’ stock prices. An unweighted index (such as the Dow Jones Industrial AverageSM uses stock price alone to determine the index value. A company’s relative size has no bearing on its impact on the index.

[4]	The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

Experts

The financial statements of PHL Variable Accumulation Account as of December 31, 2010 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 included in this Prospectus and in this Statement of Additional Information have been so included in reliance on the reports (of which PHL Variable Insurance Company’s report contains explanatory paragraphs relating to the fact that subsequent to the first quarter of 2009 PHL Variable Insurance Company has had minimal sales of life and annuity products and PHL Variable Insurance Company has significant transactions with affiliates and it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

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[Version C]

Phoenix Spectrum Edge®

PHL Variable Accumulation Account (“Separate Account”)

PHL Variable Insurance Company

Variable Accumulation Deferred Annuity Contract

STATEMENT OF ADDITIONAL INFORMATION	April 29, 2011

Home Office:	PHL Variable Insurance Company
One American Row	Annuity Operations Division
Hartford, Connecticut 06102-5056	PO Box 8027
Boston, Massachusetts 02266-8027

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus, dated April 29, 2011. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company (“PHL Variable”) at the above address or by calling 800/541-0171 or by visiting our website at www.phoenixwm.com.

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PHL Variable Insurance Company

PHL Variable Insurance Company (“PHL Variable”) is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and main administrative offices are at One American Row in Hartford, Connecticut 06102-5056.

PHL Variable is directly owned by PM Holdings, Inc. (“PMH”), a downstream holding company of Phoenix Life Insurance Company (“Phoenix”). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. (“PNX”), which is a manufacturer of insurance, annuity and asset management products.

Underwriter

1851 Securities, Inc. (“1851”), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. 1851 is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by PHL Variable. 1851's principal business address is One American Row, Hartford, CT 06102-5056. 1851 is an affiliated subsidiary of both the Separate Account and Phoenix.

Services

Servicing Agent

Between January 1, 2010 and November 19, 2010, the Phoenix Edge Series Fund reimbursed Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company. Effective November 5, 2010, the Phoenix Edge Series Fund changed its name to Virtus Variable Insurance Trust (“Trust”).

The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The total administrative service fees paid by the Trust for the last three fiscal years were based on a percentage of the Trust's average daily net assets as follows:

Year Ended December 31,	Fee Paid by the Trust
2008	$1.3 Million
2009	$1.7 Million
Through November 19, 2010	$9,153,887

Between November 20, 2010 and December 31, 2010, the Trust reimbursed Phoenix Life Insurance Company $812,855.08.

Other Service Providers

Under a contract with Phoenix Life Insurance Company (“PLIC”), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

Year Ended December 31,	Fee Paid
2008	$70,000
2009	$125,000
2010	0

Under a contract with PLIC, Tata Consulting Services augments PLIC’s U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:

Year Ended December 31,	Fee Paid
2008	$355,003.04
2009	$173,379.90
2010	0

Under an Administrative and Accounting Services Agreement between BNY Mellon (“BNY Mellon”) (formerly PNC Global Investment Servicing ) and the Company, BNY Mellon provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account Annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays BNY Mellon fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid BNY Mellon the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.

Year Ended December 31,	Fee Paid
2008	$511,823.50
2009	$547,748.18
2010	$543,217.79

Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (collectively the “Phoenix Companies”) have entered into an agreement with Alliance-One Services, Inc., 8616 Freeport Parkway, Irving, Texas 75063 (“Alliance-One”) wherein Alliance-One has agreed to provide the Phoenix Companies with claim processing services. Alliance-One began providing claim processing services to the Phoenix Companies during the 2008 calendar year. The fees below were paid during the last three fiscal years for such services.

Year Ended December 31,	Fee Paid
2008	$42,500
2009	$97,504
2010	50,568

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Information Sharing Agreements

Phoenix has entered into information sharing agreements with the underlying funds as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to monitor and, if necessary, warn and restrict policy owners who may be engaging in disruptive trading practices as determined by Phoenix or the underlying funds in accordance with their established policies.

Performance History/Calculation of Yield and Return

For detailed performance history, please visit our website at www.phoenixwm.com. The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your contract because they do not account for any of the charges and deductions that apply to your contract value.

Yield of the Federated Prime Money Fund II1 Investment Option. We calculate the yield of the Federated Prime Money Fund II Investment Option for a 7-day “base period” by determining the “net change in value” of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week’s return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.

[1]	The Phoenix Money Market Series was liquidated on or about January 22, 2010 and replaced by the Federated Prime Money Fund II.

The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1), 1.125% (Option 2) or 1.275% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

The Federated Prime Money Fund II Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.

We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:

The following examples of a return/yield calculations for the Federated Prime Money Fund II Investment Option were based on the 7-day period ending December 31, 2010:

Death Benefit Option 1: Contracts

Value of hypothetical pre-existing account with exactly one Unit at the beginning of the period:	1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999788
Calculation:
Ending account value	0.999788
Less beginning account value	1.000000
Net change in account value	-0.000212
Base period return: (net change/beginning account value)	-0.000212
Current yield = return x (365/7) =	-1.11%
Effective yield = [(1 + return)365/7 ] – 1 =	-1.10%

Death Benefit Option 2: Contracts

Value of hypothetical pre-existing account with exactly one unit at the beginning of the period:	1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999759
Calculation:
Ending account value	0.999759
Less beginning account value	1.000000
Net change in account value	-0.000241
Base period return: (net change/beginning account value)	-0.000241
Current yield = return x (365/7) =	-1.26%
Effective yield = [(1 + return)365/7 ] – 1 =	-1.25%

Death Benefit Option 3: Contracts

Value of hypothetical pre-existing account with exactly one unit at the beginning of the period:	1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999730
Calculation:
Ending account value	0.999730
Less beginning account value	1.000000
Net change in account value	-0.000270
Base period return: (net change/beginning account value)	-0.000270
Current yield = return x (365/7) =	-1.41%
Effective yield = [(1 + return)365/7 ] – 1 =	-1.40%

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Death Benefit Option 3: Contracts with Accumulation Enhancement1

Value of hypothetical pre-existing account with exactly one unit at the beginning of the period:	1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999751
Calculation:
Ending account value	0.999751
Less beginning account value	1.000000
Net change in account value	-0.000249
Base period return: (net change/beginning account value)	-0.000249
Current yield = return x (365/7) =	-1.30%
Effective yield = [(1 + return)365/7 ] – 1 =	-1.29%

Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1)	We assume a hypothetical $1,000 initial investment in the investment option;

(2)	We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3)	We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

[1]	This death benefit option not available after May 1, 2007.

(4)

To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one. The formula in mathematical terms is:

R = ((ERV /II)(1/n) )	– 1 where:

R =	((ERV /II)(1/n)) – 1 where:
II =	a hypothetical initial payment of $1,000
R =	average annual total return for the period
n =	number of years in the period
ERV =	ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]

We normally calculate total return for one-, five- and ten-year periods for each investment option. If an investment option has not been available for at least ten years, we will provide total returns for other relevant periods.

Performance Information

Advertisements, sales literature and other communications may contain information about a series’ or advisor’s current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series’ specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series’ total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

The Dow Jones Industrial AverageSM (“DJIA”)

CS First Boston High Yield Index

Citigroup Corporate Index

Citigroup Government Bond Index

Standard & Poor’s 500 Index® (“S&P 500”)

Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

Lipper Analytical Services

Morningstar, Inc.

Thomson Financial

A fund may also compare a series’ performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

Barron’s

Business Week

Changing Times

Consumer Reports

Financial Planning

Financial Services Weekly

Forbes

Fortune

Investor’s Business Daily

Money

Personal Investor

The New York Times

Registered Representative

U.S. News and World Report

The Wall Street Journal

A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

The Dow Jones Industrial AverageSM (“DJIA”)

CS First Boston High Yield Index

Citigroup Corporate Index

Citigroup Government Bond Index

S&P 500

The Dow Jones Industrial AverageSM (DJIASM ) is an unweighted index of 30 industrial “blue chip” U.S. stocks. It is the oldest

4

continuing U.S. market index. The 30 stocks now in the DJIASM are both widely held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIASM .

The S&P 500 is a free-float market capitalization-weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor’s Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to “weight” the influence of a stock’s price on the index. Simply put, larger companies’ stock prices influence the index more than smaller companies’ stock prices. An unweighted index (such as the Dow Jones Industrial AverageSM ) uses stock price alone to determine the index value. A company’s relative size has no bearing on its impact on the index.

Calculation of Annuity Payments

See your prospectus in the section titled “The Annuity Period” for a description of the annuity options.

You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

Fixed Annuity Payments

Fixed annuity payments are determined by the total dollar value for all investment options’ accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM — The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H the guaranteed interest rate is 3%.

It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

Variable Annuity Payments

Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each investment option, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each investment option.

In each investment option, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that investment option by the annuity unit value for that investment option on the first payment calculation date. Thereafter, the number of fixed annuity units in each investment option remains unchanged unless you transfer funds to or from the investment option. If you transfer funds to or from a investment option, the number of fixed annuity units will change in proportion to the change in value of the investment option as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

Second and subsequent payments are determined by multiplying the number of fixed annuity units for each investment option by the annuity unit value for that investment option on the payment calculation date. The total payment will equal the sum of the amounts provided by each investment option. The amount of second and subsequent payments will vary with the investment experience of the investment options and may be either higher or lower than the first payment.

Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See your prospectus in the section titled “Deductions and Charges.” Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

Experts

The financial statements of PHL Variable Accumulation Account as of December 31, 2010 and the results of its operations and

5

the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 included in this Prospectus and in this Statement of Additional Information have been so included in reliance on the reports (of which PHL Variable Insurance Company’s report contains explanatory paragraphs relating to the fact that subsequent to the first quarter of 2009 PHL Variable Insurance Company has had minimal sales of life and annuity products and PHL Variable Insurance Company has significant transactions with affiliates and it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

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[Version D]

Phoenix Spectrum Edge®+

PHL Variable Accumulation Account (“Separate Account”)

PHL Variable Insurance Company

Variable Accumulation Deferred Annuity Contract

STATEMENT OF ADDITIONAL INFORMATION	April 29, 2011

Home Office:	PHL Variable Insurance Company
One American Row	Annuity Operations Division
Hartford, Connecticut 06102-5056	PO Box 8027
Boston, Massachusetts 02266-8027

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus, dated April 29, 2011. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company (“PHL Variable”) at the above address or by calling 800/541-0171 or by visiting our website at www.phoenixwm.com.

1

PHL Variable Insurance Company

PHL Variable Insurance Company (“PHL Variable”) is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and main administrative offices are at One American Row in Hartford, Connecticut 06102-5056.

PHL Variable is directly owned by PM Holdings, Inc. (“PMH”), a downstream holding company of Phoenix Life Insurance Company (“Phoenix”). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. (“PNX”), which is a manufacturer of insurance, annuity and asset management products.

Underwriter

1851 Securities, Inc. (“1851”) is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated February 5, 2009. 1851 is a directly wholly owned subsidiary of PFG Holdings, Inc. (“PFG”). PFG is an indirectly owned subsidiary of PNX. 1851 is an affiliated subsidiary of both the Separate Account and Phoenix. 1851’s business address is One American Row, Hartford, CT 06102-5056.

1851, as underwriter, offers these policies on a continuous basis. 1851 is not compensated for any underwriting commissions.

Services

Servicing Agent

Between January 1, 2010 and November 19, 2010, the Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company. Effective November 5, 2010, the Phoenix Edge Series Fund changes its name to Virtus Variable Insurance Trust (“Trust”).

The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity,

quarterly statement processing and Web/Interactive Voice Response trading. The total administrative service fees paid by the Trust for the last three fiscal years were based on a percentage of the Trust’s average daily net assets as follows:

Year Ended December 31,	Fee Paid by the Trust
2008	$1.3 Million
2009	$1.7 Million
Through November 19, 2010	$9,153,887

Between November 20, 2010 and December 31, 2010, the Trust reimbursed Phoenix Life Insurance Company $812,855.08.

Other Service Providers

Under a contract with Phoenix Life Insurance Company (“PLIC”), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the contract owner, for use in conjunction with the contract. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

Year Ended December 31,	Fee Paid
2008	$ 70,000
2009	$125,000
2010	0

Under a contract with PLIC, Tata Consulting Services augments PLIC’s U.S. based staff with processing claims, premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:

Year Ended December 31,	Fee Paid
2008	$355,003.04
2009	$173,379.90
2010	0

Under an Administrative and Accounting Services Agreement between BNY Mellon (“BNY Mellon”) (formerly PNC Global Investment Servicing ) and the Company, BNY Mellon provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays BNY Mellon fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid BNY Mellon the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.

Year Ended December 31,	Fee Paid
2008	$511,823.50
2009	$547,748.18
2010	$543,217.79

Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (collectively the “Phoenix Companies”) have entered into an agreement with Alliance-One Services, Inc., 8616 Freeport Parkway, Irving, Texas 75063 (“Alliance-One”) wherein Alliance-One has agreed to provide the Phoenix Companies with claim processing services. Alliance-One began providing claim processing services to the Phoenix Companies during the 2008 calendar year. The fees

2

below were paid during the last three fiscal years for such services.

Year Ended December 31,	Fee Paid
2008	$42,500
2009	$97,504
2010	$50,568

Information Sharing Agreements

PHL Variable has entered into information sharing agreements with the underlying funds as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to monitor, and, if necessary, warn and restrict policy owners who may be engaging in disruptive trading practices as determined by PHL Variable or the underlying funds in accordance with their established policies.

Performance History/Calculation of Yield and Return

For detailed performance history, please visit our website at www.phoenixwm.com. The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value.

Yield of the Federated Prime Money Fund II1 Investment Option. We calculate the yield of the Federated Prime Money Fund II Investment Option for a 7-day “base period” by determining the “net change in value” of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week’s return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.

[1]	The Phoenix Money Market Series was liquidated on or about January 22, 2010 and replaced by the Federated Prime Money Fund II.

The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1) or 1.125% (Option 2) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

The Federated Prime Money Fund II Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.

We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:

The following examples of a return/yield calculations for the Federated Prime Money Fund II Investment Option were based on the 7-day period ending December 31, 2010:

Death Benefit Option 1 Contracts

Value of hypothetical pre-existing account with exactly one Unit at the beginning of the period:	$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999767
Calculation:
Ending account value	0.999767
Less beginning account value	1.000000
Net change in account value	-0.000233
Base period return: (net change/beginning account value)	-0.000233
Current yield = return x (365/7) =	-1.21%
Effective yield = [(1 + return)365/7 ] – 1 =	-1.21%

Death Benefit Option 2: Contracts

Value of hypothetical pre-existing account with exactly one unit at the beginning of the period:	$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999738
Calculation:
Ending account value	0.999738
Less beginning account value	1.000000
Net change in account value	-0.000262
Base period return: (net change/beginning account value)	-0.000262
Current yield = return x (365/7) =	-1.36%
Effective yield = [(1 + return)365/7 ] – 1 =	-1.35%

Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1)	We assume a hypothetical $1,000 initial investment in the investment option;

(2)	We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales

3

charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3)	We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4)

To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one. The formula in mathematical terms is:

R =	((ERV /II)(1/n) ) – 1 where:
II =	a hypothetical initial payment of $1,000
R =	average annual total return for the period
n =	number of years in the period
ERV =	ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]

We normally calculate total return for one-, five- and ten-year periods for each investment option. If an investment option has not been available for at least ten years, we will provide total returns for other relevant periods.

Performance Information

Advertisements, sales literature and other communications may contain information about a series’ or advisor’s current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series’ specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series’ total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

The Dow Jones Industrial AverageSM (“DJIA”)

CS First Boston High Yield Index

Citigroup Corporate Index

Citigroup Government Bond Index

Standard & Poor’s 500 Index® (“S&P 500”)

Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

Lipper Analytical Services

Morningstar, Inc.

Thomson Financial

A fund may also compare a series’ performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

Barron’s

Business Week

Changing Times

Consumer Reports

Financial Planning

Financial Services Weekly

Forbes

Fortune

Investor’s Business Daily

Money

Personal Investor

The New York Times

Registered Representative

U.S. News and World Report

The Wall Street Journal

A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

The Dow Jones Industrial AverageSM (“DJIA”)

CS First Boston High Yield Index

Citigroup Corporate Index

Citigroup Government Bond Index

S&P 500

The Dow Jones Industrial AverageSM (DJIASM ) is an unweighted index of 30 industrial “blue chip” U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIASM are both widely held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIASM .

The S&P 500 is a free-float market capitalization-weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor’s Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to “weight” the influence of a stock’s price on the index. Simply put, larger companies’ stock prices influence the index more than smaller companies’ stock prices. An unweighted index (such as the Dow Jones Industrial AverageSM ) uses stock price alone to determine the index value. A company’s relative size has no bearing on its impact on the index.

Calculation of Annuity Payments

See your prospectus in the section titled “The Annuity Period” for a description of the annuity options.

You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain

4

(Option I) on the maturity date. You may not change your election after the first annuity payment.

Fixed Annuity Payments

Fixed annuity payments are determined by the total dollar value for all investment options’ accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM—The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H the guaranteed interest rate is 3%.

It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

Variable Annuity Payments

Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each investment option, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each investment option.

In each investment option, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that investment option by the annuity unit value for that investment option on the first payment calculation date. Thereafter, the number of fixed annuity units in each investment option remains unchanged unless you transfer funds to or from the investment option. If you transfer funds to or from a investment option, the number of fixed annuity units will change in proportion to the change in value of the investment option as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

Second and subsequent payments are determined by multiplying the number of fixed annuity units for each investment option by the annuity unit value for that investment option on the payment calculation date. The total payment will equal the sum of the amounts provided by each investment option. The amount of second and subsequent payments will vary with the investment experience of the investment options and may be either higher or lower than the first payment.

Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See your prospectus in the section titled “Deductions and Charges.” Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

Experts

The financial statements of PHL Variable Accumulation Account as of December 31, 2010 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 included in this Prospectus and in this Statement of Additional Information have been so included in reliance on the reports (of which PHL Variable Insurance Company’s report contains explanatory paragraphs relating to the fact that subsequent to the first quarter of 2009 PHL Variable Insurance Company has had minimal sales of life and annuity products and PHL Variable Insurance Company has significant transactions with affiliates and it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

5

ANNUAL REPORT

PHL VARIABLE

ACCUMULATION ACCOUNT

December 31, 2010

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

	Alger Capital Appreciation Portfolio – Class I-2 Shares	AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	DWS Equity 500 Index VIP – Class A
Assets:

Investments at fair value	$6,019,653	$4,519,845	$886,549	$51,826,511

Total assets	6,019,653	4,519,845	886,549	51,826,511

Liabilities:
Payable to PHL Variable Insurance Company	-	-	-	368

Total net assets	$6,019,653	$4,519,845	$886,549	$51,826,143

Net assets:
Accumulation units	$5,952,883	$4,519,845	$886,549	$50,993,229
Contracts in payout (annuitization) period	66,770	-	-	832,914

Total net assets	$6,019,653	$4,519,845	$886,549	$51,826,143

Units outstanding	2,945,747	4,542,027	761,743	23,242,641

Investment shares held	115,407	397,174	12,963	3,935,194
Investments at cost	$3,032,499	$4,086,889	$784,654	$47,374,084

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Freedom Edge®	$-	$-	$-	$1.28
Phoenix Dimensions® Option 1	$-	$1.00	$1.17	$1.09
Phoenix Dimensions® Option 2	$-	$0.99	$1.16	$1.07
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$0.99	$1.15	$1.06
Phoenix Income Choice®	$2.78	$-	$-	$2.43
Phoenix Income Choice® with GPAF				$1.09
Phoenix Investor’s Edge® Option 1	$2.93	$0.99	$1.16	$2.23
Phoenix Investor’s Edge® Option 2	$2.89	$0.98	$-	$2.20
Phoenix Investor’s Edge® Option 3	$2.85	$-	$-	$2.17
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$2.19
Phoenix Premium Edge®	$1.81	$0.99	$1.16	$2.35
Phoenix Spectrum Edge® Option 1	$3.08	$1.00	$1.17	$2.35
Phoenix Spectrum Edge® Option 2	$3.04	$1.00	$1.17	$2.32
Phoenix Spectrum Edge® Option 3	$3.00	$1.00	$-	$2.28
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$2.31
Phoenix Spectrum Edge®+ Option 1	$-	$-	$1.17	$-
Phoenix Spectrum Edge®+ Option 2	$-	$-	$1.17	$0.84
Retirement Planner’s Edge	$1.80	$1.00	$1.16	$2.39
The Big Edge Choice®	$1.85	$1.00	$1.17	$2.40
The Phoenix Edge®—VA Option 1	$1.96	$1.01	$1.18	$2.51
The Phoenix Edge®—VA Option 2	$1.87	$1.00	$1.17	$2.43
The Phoenix Edge®—VA Option 3	$1.86	$1.00	$1.17	$2.40

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	DWS Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II – Primary Shares	Federated Prime Money Fund II
Assets:

Investments at fair value	$272,214	$141,530,630	$14,739,271	$66,408,909

Total assets	272,214	141,530,630	14,739,271	66,408,909

Liabilities:
Payable to PHL Variable Insurance Company	-	534	1	4

Total net assets	$272,214	$141,530,096	$14,739,270	$66,408,905

Net assets:
Accumulation units	$272,214	$141,213,869	$14,651,692	$66,228,839
Contracts in payout (annuitization) period	-	316,227	87,578	180,066

Total net assets	$272,214	$141,530,096	$14,739,270	$66,408,905

Units outstanding	238,029	53,688,911	4,966,223	67,269,590

Investment shares held	21,935	12,307,012	2,096,623	66,408,909
Investments at cost	$239,461	$140,976,602	$15,725,556	$66,408,909

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$4.10	$0.99
Freedom Edge®	$-	$1.22	$1.61	$0.98
Phoenix Dimensions® Option 1	$1.14	$1.20	$1.44	$0.99
Phoenix Dimensions® Option 2	$-	$1.18	$1.42	$0.99
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$1.16	$-	$0.98
Phoenix Income Choice®	$-	$2.77	$3.69	$0.99
Phoenix Income Choice® with GPAF				$-
Phoenix Investor’s Edge® Option 1	$-	$2.57	$3.58	$0.98
Phoenix Investor’s Edge® Option 2	$-	$2.54	$3.53	$0.98
Phoenix Investor’s Edge® Option 3	$-	$2.50	$3.48	$0.98
Phoenix Investor’s Edge® Option 4	$-	$2.52	$3.52	$-
Phoenix Premium Edge®	$1.13	$2.89	$3.28	$0.98
Phoenix Spectrum Edge® Option 1	$1.15	$2.70	$3.77	$0.99
Phoenix Spectrum Edge® Option 2	$1.14	$2.67	$3.71	$0.99
Phoenix Spectrum Edge® Option 3	$-	$2.63	$3.66	$0.99
Phoenix Spectrum Edge® Option 4	$-	$2.66	$3.70	$0.99
Phoenix Spectrum Edge®+ Option 1	$-	$1.16	$1.23	$0.99
Phoenix Spectrum Edge®+ Option 2	$1.14	$1.15	$1.22	$0.99
Retirement Planner’s Edge	$1.14	$3.03	$3.34	$0.99
The Big Edge Choice®	$1.14	$3.05	$3.26	$0.99
The Phoenix Edge®—VA Option 1	$1.16	$3.28	$3.56	$0.99
The Phoenix Edge®—VA Option 2	$-	$3.10	$3.43	$0.99
The Phoenix Edge®—VA Option 3	$1.14	$3.10	$3.43	$0.99

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Fidelity® VIP Contrafund® Portfolio – Service Class	Fidelity® VIP Growth Opportunities Portfolio – Service Class	Fidelity® VIP Growth Portfolio – Service Class	Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Assets:

Investments at fair value	$44,209,619	$124,417,418	$19,431,601	$56,224,522

Total assets	44,209,619	124,417,418	19,431,601	56,224,522

Liabilities:
Payable to PHL Variable Insurance Company	2	113	1	3

Total net assets	$44,209,617	$124,417,305	$19,431,600	$56,224,519

Net assets:
Accumulation units	$44,107,448	$124,376,358	$19,424,415	$56,222,203
Contracts in payout (annuitization) period	102,169	40,947	7,185	2,316

Total net assets	$44,209,617	$124,417,305	$19,431,600	$56,224,519

Units outstanding	16,590,194	98,710,877	10,591,195	47,397,720

Investment shares held	1,856,768	6,954,579	525,320	4,416,694
Investments at cost	$41,411,252	$117,123,766	$15,249,086	$53,967,645

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$2.99	$-
Freedom Edge®	$1.62	$1.22	$1.24	$1.18
Phoenix Dimensions® Option 1	$1.27	$1.07	$1.14	$1.20
Phoenix Dimensions® Option 2	$1.25	$1.05	$1.12	$1.19
Phoenix Dimensions® Option 3	$-	$1.05	$1.12	$-
Phoenix Dimensions® Option 4	$1.23	$1.04	$-	$1.17
Phoenix Income Choice®	$3.23	$2.09	$1.89	$1.20
Phoenix Investor’s Edge® Option 1	$3.31	$2.17	$2.00	$1.18
Phoenix Investor’s Edge® Option 2	$3.26	$2.14	$1.98	$1.17
Phoenix Investor’s Edge® Option 3	$3.22	$2.11	$1.95	$1.16
Phoenix Investor’s Edge® Option 4	$-	$2.13	$-	$-
Phoenix Premium Edge®	$2.60	$1.52	$1.34	$1.18
Phoenix Spectrum Edge® Option 1	$3.48	$2.28	$2.11	$1.21
Phoenix Spectrum Edge® Option 2	$3.43	$2.25	$2.08	$1.20
Phoenix Spectrum Edge® Option 3	$3.39	$2.22	$2.05	$1.19
Phoenix Spectrum Edge® Option 4	$3.42	$2.24	$2.07	$1.20
Phoenix Spectrum Edge®+ Option 1	$0.95	$0.86	$0.94	$1.18
Phoenix Spectrum Edge®+ Option 2	$0.95	$0.85	$0.93	$1.18
Retirement Planner’s Edge	$2.69	$1.79	$1.37	$1.19
The Big Edge Choice®	$2.67	$1.57	$1.41	$1.19
The Phoenix Edge®—VA Option 1	$2.83	$1.67	$1.47	$1.21
The Phoenix Edge®—VA Option 2	$2.70	$1.58	$1.43	$1.20
The Phoenix Edge®—VA Option 3	$2.67	$1.57	$1.38	$1.19

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Franklin Flex Cap Growth Securities Fund – Class 2	Franklin Income Securities Fund – Class 2	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Assets:

Investments at fair value	$333,569	$54,025,208	$16,756,071	$25,450,044

Total assets	333,569	54,025,208	16,756,071	25,450,044

Liabilities:
Payable to PHL Variable Insurance Company	-	-	-	-

Total net assets	$333,569	$54,025,208	$16,756,071	$25,450,044

Net assets:
Accumulation units	$333,569	$53,992,642	$16,756,071	$25,450,044
Contracts in payout (annuitization) period	-	32,566	-	-

Total net assets	$333,569	$54,025,208	$16,756,071	$25,450,044

Units outstanding	306,711	50,003,430	16,006,356	24,846,995

Investment shares held	26,266	3,645,425	1,809,511	2,502,464
Investments at cost	$250,082	$60,848,876	$16,141,689	$25,004,403

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Freedom Edge®	$-	$1.16	$1.05	$1.02
Phoenix Dimensions® Option 1	$1.10	$1.18	$1.05	$1.02
Phoenix Dimensions® Option 2	$-	$1.16	$1.05	$1.02
Phoenix Dimensions® Option 3	$-	$1.16	$-	$-
Phoenix Dimensions® Option 4	$-	$1.15	$1.05	$1.02
Phoenix Income Choice®	$-	$1.18	$-	$-
Phoenix Investor’s Edge® Option 1	$1.08	$1.16	$1.05	$1.02
Phoenix Investor’s Edge® Option 2	$-	$1.15	$1.05	$1.02
Phoenix Investor’s Edge® Option 3	$-	$1.14	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Premium Edge®	$1.09	$1.16	$1.05	$1.02
Phoenix Spectrum Edge® Option 1	$1.10	$1.19	$1.05	$1.02
Phoenix Spectrum Edge® Option 2	$1.10	$1.18	$1.05	$1.02
Phoenix Spectrum Edge® Option 3	$1.09	$1.17	$1.05	$1.02
Phoenix Spectrum Edge® Option 4	$-	$1.18	$1.05	$-
Phoenix Spectrum Edge®+ Option 1	$-	$0.99	$1.05	$1.02
Phoenix Spectrum Edge®+ Option 2	$-	$0.99	$1.05	$1.02
Retirement Planner’s Edge	$1.09	$1.17	$1.05	$1.02
The Big Edge Choice®	$1.09	$1.09	$1.05	$1.02
The Phoenix Edge®—VA Option 1	$-	$1.20	$1.05	$1.03
The Phoenix Edge®—VA Option 2	$1.10	$1.18	$1.05	$1.02
The Phoenix Edge®—VA Option 3	$1.09	$1.17	$1.05	$1.02

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Ibbotson Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	Invesco V.I. Capital Appreciation Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares
Assets:

Investments at fair value	$24,931,990	$32,290,027	$38,679,972	$7,843,817

Total assets	24,931,990	32,290,027	38,679,972	7,843,817

Liabilities:
Payable to PHL Variable Insurance Company	-	-	109	-

Total net assets	$24,931,990	$32,290,027	$38,679,863	$7,843,817

Net assets:
Accumulation units	$23,602,276	$32,290,027	$38,658,469	$7,827,299
Contracts in payout (annuitization) period	1,329,714	-	21,394	16,518

Total net assets	$24,931,990	$32,290,027	$38,679,863	$7,843,817

Units outstanding	23,981,042	31,942,385	20,053,901	7,161,031

Investment shares held	2,583,624	3,034,777	1,660,085	290,187
Investments at cost	$24,239,417	$31,986,033	$35,784,560	$7,289,543

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Freedom Edge®	$-	$1.01	$1.10	$1.08
Phoenix Dimensions® Option 1	$1.04	$1.01	$0.99	$-
Phoenix Dimensions® Option 2	$1.04	$1.01	$0.98	$-
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$1.04	$1.01	$0.96	$-
Phoenix Income Choice®	$1.04	$-	$1.80	$1.10
Phoenix Investor’s Edge® Option 1	$1.04	$1.01	$1.93	$1.08
Phoenix Investor’s Edge® Option 2	$1.04	$1.01	$1.90	$1.07
Phoenix Investor’s Edge® Option 3	$1.04	$1.01	$1.87	$1.06
Phoenix Investor’s Edge® Option 4	$-	$-	$1.89	$1.07
Phoenix Premium Edge®	$1.04	$1.01	$1.65	$1.08
Phoenix Spectrum Edge® Option 1	$1.04	$1.01	$2.03	$1.10
Phoenix Spectrum Edge® Option 2	$1.04	$1.01	$2.00	$1.10
Phoenix Spectrum Edge® Option 3	$1.04	$1.01	$1.97	$1.09
Phoenix Spectrum Edge® Option 4	$-	$1.01	$1.99	$1.09
Phoenix Spectrum Edge®+ Option 1	$1.04	$1.01	$0.79	$-
Phoenix Spectrum Edge®+ Option 2	$1.04	$1.01	$0.78	$-
Retirement Planner’s Edge	$1.04	$1.01	$1.77	$1.09
The Big Edge Choice®	$1.04	$1.01	$1.79	$1.09
The Phoenix Edge®—VA Option 1	$1.04	$1.01	$1.78	$1.12
The Phoenix Edge®—VA Option 2	$1.04	$1.01	$1.72	$1.10
The Phoenix Edge®—VA Option 3	$1.04	$1.01	$1.78	$1.09

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	Invesco Van Kampen V.I. Equity and Income Fund – Class II	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Assets:

Investments at fair value	$3,460,651	$958,194	$1,287,187	$8,121,235

Total assets	3,460,651	958,194	1,287,187	8,121,235

Liabilities:
Payable to PHL Variable Insurance Company	-	-	-	1

Total net assets	$3,460,651	$958,194	$1,287,187	$8,121,234

Net assets:
Accumulation units	$3,369,705	$958,194	$1,287,187	$8,010,141
Contracts in payout (annuitization) period	90,946	-	-	111,093

Total net assets	$3,460,651	$958,194	$1,287,187	$8,121,234

Units outstanding	2,645,815	876,572	974,887	5,933,471

Investment shares held	279,312	68,200	116,593	680,742
Investments at cost	$3,754,464	$918,584	$1,777,297	$7,900,141

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Freedom Edge®	$-	$-	$1.30	$1.36
Phoenix Dimensions® Option 1	$-	$1.12	$-	$1.38
Phoenix Dimensions® Option 2	$-	$-	$-	$1.36
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$1.31	$-	$-	$1.39
Phoenix Investor’s Edge® Option 1	$1.28	$1.10	$1.30	$1.35
Phoenix Investor’s Edge® Option 2	$1.27	$1.09	$1.29	$1.34
Phoenix Investor’s Edge® Option 3	$1.26	$-	$-	$1.33
Phoenix Investor’s Edge® Option 4	$1.27	$-	$1.28	$1.34
Phoenix Premium Edge®	$1.29	$1.10	$1.30	$1.36
Phoenix Spectrum Edge® Option 1	$1.33	$1.13	$1.34	$1.40
Phoenix Spectrum Edge® Option 2	$1.31	$1.12	$1.33	$1.39
Phoenix Spectrum Edge® Option 3	$1.30	$-	$1.32	$1.37
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$1.38
Phoenix Spectrum Edge®+ Option 1	$-	$0.98	$-	$1.20
Phoenix Spectrum Edge®+ Option 2	$-	$0.98	$-	$1.20
Retirement Planner’s Edge	$1.30	$1.11	$1.32	$1.37
The Big Edge Choice®	$1.30	$1.07	$1.32	$1.38
The Phoenix Edge®—VA Option 1	$1.34	$1.14	$1.35	$1.41
The Phoenix Edge®—VA Option 2	$1.31	$1.12	$1.33	$1.39
The Phoenix Edge®—VA Option 3	$-	$1.11	$1.32	$1.38

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares	Mutual Shares Securities Fund – Class 2	Neuberger Berman AMT Guardian Portfolio – S Class
Assets:

Investments at fair value	$97,888,707	$6,660,350	$62,649,804	$66,284,166

Total assets	97,888,707	6,660,350	62,649,804	66,284,166

Liabilities:
Payable to PHL Variable Insurance Company	173	1	2	3

Total net assets	$97,888,534	$6,660,349	$62,649,802	$66,284,163

Net assets:
Accumulation units	$97,809,150	$6,634,671	$62,619,297	$66,278,711
Contracts in payout (annuitization) period	79,384	25,678	30,505	5,452

Total net assets	$97,888,534	$6,660,349	$62,649,802	$66,284,163

Units outstanding	93,055,010	6,121,970	46,807,123	69,582,228

Investment shares held	4,118,161	402,196	3,927,885	3,518,268
Investments at cost	$111,130,086	$7,854,260	$68,275,296	$64,303,630

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Freedom Edge®	$1.04	$1.08	$1.35	$1.02
Phoenix Dimensions® Option 1	$1.06	$1.09	$1.09	$1.04
Phoenix Dimensions® Option 2	$1.05	$1.07	$1.08	$1.03
Phoenix Dimensions® Option 3	$1.05	$-	$1.08	$1.03
Phoenix Dimensions® Option 4	$1.03	$-	$1.06	$1.01
Phoenix Income Choice®	$1.06	$1.10	$2.59	$1.04
Phoenix Investor’s Edge® Option 1	$1.04	$1.08	$2.63	$1.02
Phoenix Investor’s Edge® Option 2	$1.03	$1.07	$2.59	$1.01
Phoenix Investor’s Edge® Option 3	$1.02	$1.06	$2.56	$1.00
Phoenix Investor’s Edge® Option 4	$1.02	$1.07	$-	$-
Phoenix Premium Edge®	$1.04	$1.08	$2.80	$1.02
Phoenix Spectrum Edge® Option 1	$1.07	$1.11	$2.77	$1.05
Phoenix Spectrum Edge® Option 2	$1.06	$1.10	$2.73	$1.04
Phoenix Spectrum Edge® Option 3	$1.05	$1.10	$2.69	$1.03
Phoenix Spectrum Edge® Option 4	$1.06	$1.10	$-	$1.04
Phoenix Spectrum Edge®+ Option 1	$0.83	$0.83	$0.80	$0.91
Phoenix Spectrum Edge®+ Option 2	$0.82	$0.83	$0.80	$0.91
Retirement Planner’s Edge	$1.05	$1.10	$3.12	$1.03
The Big Edge Choice®	$1.05	$1.10	$1.68	$1.02
The Phoenix Edge®—VA Option 1	$1.08	$1.13	$3.27	$1.06
The Phoenix Edge®—VA Option 2	$1.06	$1.10	$3.11	$1.04
The Phoenix Edge®—VA Option 3	$1.05	$1.10	$3.15	$1.03

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Neuberger Berman AMT Small Cap Growth Portfolio – S Class	Oppenheimer Capital Appreciation Fund/VA – Service Shares	Oppenheimer Global Securities Fund/VA – Service Shares	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
Assets:

Investments at fair value	$292,507	$1,379,141	$2,648,498	$44,849,591

Total assets	292,507	1,379,141	2,648,498	44,849,591

Liabilities:
Payable to PHL Variable Insurance Company	-	-	-	3

Total net assets	$292,507	$1,379,141	$2,648,498	$44,849,588

Net assets:
Accumulation units	$292,507	$1,379,141	$2,648,498	$44,845,593
Contracts in payout (annuitization) period	-	-	-	3,995

Total net assets	$292,507	$1,379,141	$2,648,498	$44,849,588

Units outstanding	358,384	1,489,028	2,622,290	48,276,629

Investment shares held	23,858	34,487	88,165	2,562,833
Investments at cost	$267,736	$1,266,138	$2,890,577	$41,746,377

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Freedom Edge®	$-	$-	$-	$0.96
Phoenix Dimensions® Option 1	$-	$0.94	$1.03	$0.98
Phoenix Dimensions® Option 2	$0.81	$0.93	$1.02	$0.97
Phoenix Dimensions® Option 3	$-	$0.93	$1.02	$0.97
Phoenix Dimensions® Option 4	$0.80	$-	$1.01	$0.95
Phoenix Income Choice®	$-	$-	$-	$0.98
Phoenix Investor’s Edge® Option 1	$-	$0.92	$1.01	$0.96
Phoenix Investor’s Edge® Option 2	$0.80	$0.92	$1.01	$0.95
Phoenix Investor’s Edge® Option 3	$-	$-	$1.00	$0.95
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Premium Edge®	$0.81	$0.93	$1.02	$0.96
Phoenix Spectrum Edge® Option 1	$0.82	$0.95	$1.04	$0.98
Phoenix Spectrum Edge® Option 2	$0.82	$0.94	$1.03	$0.98
Phoenix Spectrum Edge® Option 3	$-	$-	$-	$0.97
Phoenix Spectrum Edge® Option 4	$-	$-	$1.03	$0.98
Phoenix Spectrum Edge®+ Option 1	$0.80	$0.86	$0.90	$0.90
Phoenix Spectrum Edge®+ Option 2	$0.80	$0.86	$0.90	$0.90
Retirement Planner’s Edge	$0.81	$0.93	$1.02	$0.97
The Big Edge Choice®	$0.86	$0.95	$1.02	$1.01
The Phoenix Edge®—VA Option 1	$-	$0.96	$1.05	$0.99
The Phoenix Edge®—VA Option 2	$0.82	$0.94	$1.03	$0.98
The Phoenix Edge®—VA Option 3	$-	$0.94	$1.03	$0.97

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class	Rydex VT Inverse Government Long Bond Strategy Fund
Assets:

Investments at fair value	$42,355,103	$5,058,132	$16,486,802	$1,204,433

Total assets	42,355,103	5,058,132	16,486,802	1,204,433

Liabilities:
Payable to PHL Variable Insurance Company	2	-	-	-

Total net assets	$42,355,101	$5,058,132	$16,486,802	$1,204,433

Net assets:
Accumulation units	$42,351,909	$5,058,132	$16,486,709	$1,204,433
Contracts in payout (annuitization) period	3,192	-	93	-

Total net assets	$42,355,101	$5,058,132	$16,486,802	$1,204,433

Units outstanding	38,516,172	4,036,196	12,105,916	1,994,421

Investment shares held	4,674,956	384,940	1,487,980	85,060
Investments at cost	$49,021,139	$4,809,074	$15,676,953	$2,038,915

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Freedom Edge®	$1.08	$1.24	$1.35	$0.53
Phoenix Dimensions® Option 1	$1.10	$1.27	$1.37	$-
Phoenix Dimensions® Option 2	$1.09	$1.25	$1.36	$-
Phoenix Dimensions® Option 3	$1.09	$-	$1.36	$-
Phoenix Dimensions® Option 4	$1.08	$-	$1.34	$-
Phoenix Income Choice®	$1.10	$-	$-	$-
Phoenix Investor’s Edge® Option 1	$1.08	$1.24	$1.35	$0.59
Phoenix Investor’s Edge® Option 2	$1.07	$1.23	$1.34	$0.58
Phoenix Investor’s Edge® Option 3	$1.07	$-	$1.33	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$0.60
Phoenix Premium Edge®	$1.08	$1.24	$1.35	$0.62
Phoenix Spectrum Edge® Option 1	$1.11	$1.27	$1.38	$0.61
Phoenix Spectrum Edge® Option 2	$1.10	$1.27	$1.37	$-
Phoenix Spectrum Edge® Option 3	$1.09	$1.26	$1.37	$0.61
Phoenix Spectrum Edge® Option 4	$1.10	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$1.10	$1.24	$1.33	$-
Phoenix Spectrum Edge®+ Option 2	$1.10	$1.23	$1.32	$-
Retirement Planner’s Edge	$1.09	$1.26	$1.37	$-
The Big Edge Choice®	$1.15	$1.24	$1.34	$0.63
The Phoenix Edge®—VA Option 1	$1.12	$1.29	$1.40	$0.61
The Phoenix Edge®—VA Option 2	$1.10	$1.27	$1.37	$-
The Phoenix Edge®—VA Option 3	$1.10	$1.26	$1.37

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Rydex VT Nova Fund	Rydex|SGI VT U.S. Long Short Momentum Fund	Sentinel Variable Products Balanced Fund	Sentinel Variable Products Bond Fund
Assets:

Investments at fair value	$950,797	$1,292,806	$4,494,695	$39,647,071

Total assets	950,797	1,292,806	4,494,695	39,647,071

Liabilities:
Payable to PHL Variable Insurance Company	-	-	-	-

Total net assets	$950,797	$1,292,806	$4,494,695	$39,647,071

Net assets:
Accumulation units	$950,797	$1,292,806	$4,494,695	$39,645,142
Contracts in payout (annuitization) period	$-	$-	$-	$1,929

Total net assets	$950,797	$1,292,806	$4,494,695	$39,647,071

Units outstanding	813,570	856,457	4,439,957	32,846,049

Investment shares held	12,986	101,001	376,126	4,049,753
Investments at cost	$865,908	$1,060,602	$4,184,881	$40,992,504

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Freedom Edge®	$-	$1.43	$-	$1.20
Phoenix Dimensions® Option 1	$-	$-	$1.01	$1.21
Phoenix Dimensions® Option 2	$-	$-	$-	$1.20
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$1.19
Phoenix Income Choice®	$-	$-	$-	$1.21
Phoenix Investor’s Edge® Option 1	$1.15	$1.48	$1.00	$1.19
Phoenix Investor’s Edge® Option 2	$1.13	$1.46	$-	$1.19
Phoenix Investor’s Edge® Option 3	$1.12	$1.44	$-	$1.18
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Premium Edge®	$1.15	$1.48	$1.00	$1.20
Phoenix Spectrum Edge® Option 1	$1.20	$1.54	$1.02	$1.22
Phoenix Spectrum Edge® Option 2	$1.18	$1.52	$1.01	$1.21
Phoenix Spectrum Edge® Option 3	$1.17	$1.51	$1.01	$1.20
Phoenix Spectrum Edge® Option 4	$1.18	$1.52	$1.01	$1.21
Phoenix Spectrum Edge®+ Option 1	$-	$-	$1.02	$1.21
Phoenix Spectrum Edge®+ Option 2	$-	$-	$-	$1.21
Retirement Planner’s Edge	$-	$1.51	$1.01	$1.20
The Big Edge Choice®	$-	$1.51	$1.01	$1.21
The Phoenix Edge®—VA Option 1	$1.22	$1.57	$1.03	$1.23
The Phoenix Edge®—VA Option 2	$1.18	$1.52	$1.01	$1.21
The Phoenix Edge®—VA Option 3	$-	$1.51	$1.01	$1.21

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Sentinel Variable Products Common Stock Fund	Sentinel Variable Products Mid Cap Fund	Sentinel Variable Products Small Company Fund	Templeton Developing Markets Securities Fund – Class 2
Assets:

Investments at fair value	$138,095,487	$1,062,523	$20,708,547	$8,645,788

Total assets	138,095,487	1,062,523	20,708,547	8,645,788

Liabilities:
Payable to PHL Variable Insurance Company	1	-	-	-

Total net assets	$138,095,486	$1,062,523	$20,708,547	$8,645,788

Net assets:
Accumulation units	$138,088,120	$1,062,523	$20,707,364	$8,645,389
Contracts in payout (annuitization) period	7,366	-	1,183	399

Total net assets	$138,095,486	$1,062,523	$20,708,547	$8,645,788

Units outstanding	142,000,756	1,177,094	20,144,737	4,456,696

Investment shares held	10,146,618	98,471	1,421,313	765,113
Investments at cost	$124,578,453	$1,072,922	$17,391,664	$8,114,745

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Freedom Edge®	$0.96	$0.89	$1.02	$1.23
Phoenix Dimensions® Option 1	$0.98	$0.90	$1.03	$1.26
Phoenix Dimensions® Option 2	$0.97	$-	$1.02	$1.24
Phoenix Dimensions® Option 3	$0.97	$-	$1.02	$1.24
Phoenix Dimensions® Option 4	$0.96	$-	$1.01	$-
Phoenix Income Choice®	$0.98	$-	$1.03	$6.38
Phoenix Investor’s Edge® Option 1	$0.96	$0.89	$1.02	$1.23
Phoenix Investor’s Edge® Option 2	$0.96	$0.89	$1.01	$1.22
Phoenix Investor’s Edge® Option 3	$0.95	$-	$1.01	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Premium Edge®	$0.96	$0.89	$1.02	$4.98
Phoenix Spectrum Edge® Option 1	$0.98	$0.91	$1.04	$1.26
Phoenix Spectrum Edge® Option 2	$0.98	$0.90	$1.03	$1.26
Phoenix Spectrum Edge® Option 3	$0.97	$-	$1.03	$1.25
Phoenix Spectrum Edge® Option 4	$0.97	$-	$-	$1.25
Phoenix Spectrum Edge®+ Option 1	$0.98	$0.90	$1.03	$1.07
Phoenix Spectrum Edge®+ Option 2	$0.97	$0.90	$1.03	$1.06
Retirement Planner’s Edge	$0.97	$0.90	$1.03	$4.32
The Big Edge Choice®	$0.97	$0.90	$1.03	$1.61
The Phoenix Edge®—VA Option 1	$0.99	$0.91	$1.04	$5.29
The Phoenix Edge®—VA Option 2	$0.98	$0.90	$1.03	$5.09
The Phoenix Edge®—VA Option 3	$0.97	$-	$1.03	$4.35

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Templeton Foreign Securities Fund – Class 2	Templeton Growth Securities Fund – Class 2	Virtus Capital Growth Series	Virtus Growth & Income Series
Assets:

Investments at fair value	$16,773,784	$59,756,256	$43,213,181	$98,693,105

Total assets	16,773,784	59,756,256	43,213,181	98,693,105

Liabilities:
Payable to PHL Variable Insurance Company	1	1	-	89

Total net assets	$16,773,783	$59,756,255	$43,213,181	$98,693,016

Net assets:
Accumulation units	$16,695,495	$59,731,837	$43,115,305	$84,115,996
Contracts in payout (annuitization) period	78,288	24,418	97,876	14,577,020

Total net assets	$16,773,783	$59,756,255	$43,213,181	$98,693,016

Units outstanding	6,963,952	49,543,774	35,200,823	54,670,537

Investment shares held	1,173,811	5,427,453	2,945,453	7,700,159
Investments at cost	$16,623,229	$71,399,495	$59,266,944	$89,131,556

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$2.99	$-	$3.05
Freedom Edge®	$1.68	$1.32	$1.06	$1.31
Phoenix Dimensions® Option 1	$1.30	$1.03	$1.00	$1.10
Phoenix Dimensions® Option 2	$1.28	$1.02	$0.98	$1.09
Phoenix Dimensions® Option 3	$1.28	$1.02	$-	$1.09
Phoenix Dimensions® Option 4	$1.26	$1.00	$-	$1.07
Phoenix Income Choice®	$2.85	$2.42	$1.63	$2.20
Phoenix Income Choice® with GPAF				$1.09
Phoenix Investor’s Edge® Option 1	$3.07	$2.41	$1.82	$2.27
Phoenix Investor’s Edge® Option 2	$3.02	$2.38	$1.79	$2.24
Phoenix Investor’s Edge® Option 3	$2.98	$2.35	$1.77	$2.21
Phoenix Investor’s Edge® Option 4	$3.01	$-	$1.79	$2.23
Phoenix Premium Edge®	$2.39	$2.32	$0.94	$1.88
Phoenix Spectrum Edge® Option 1	$3.22	$2.54	$1.91	$2.39
Phoenix Spectrum Edge® Option 2	$3.18	$2.51	$1.89	$2.35
Phoenix Spectrum Edge® Option 3	$3.14	$2.47	$1.86	$2.32
Phoenix Spectrum Edge® Option 4	$3.17	$-	$1.88	$2.34
Phoenix Spectrum Edge®+ Option 1	$0.90	$0.75	$0.87	$0.86
Phoenix Spectrum Edge®+ Option 2	$0.89	$0.74	$0.86	$0.85
Retirement Planner’s Edge	$2.74	$2.78	$1.21	$2.06
The Big Edge Choice®	$1.74	$1.65	$1.14	$1.31
The Phoenix Edge®—VA Option 1	$2.86	$3.01	$1.23	$2.19
The Phoenix Edge®—VA Option 2	$2.82	$2.97	$1.19	$2.07
The Phoenix Edge®—VA Option 3	$2.59	$2.59	$1.17	$2.13

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Virtus International Series	Virtus Multi-Sector Fixed Income Series	Virtus Real Estate Securities Series	Virtus Small-Cap Growth Series
Assets:

Investments at fair value	$279,981,123	$148,058,197	$73,968,434	$28,900,540

Total assets	279,981,123	148,058,197	73,968,434	28,900,540

Liabilities:
Payable to PHL Variable Insurance Company	9	96	63	-

Total net assets	$279,981,114	$148,058,101	$73,968,371	$28,900,540

Net assets:
Accumulation units	$279,786,204	$147,793,032	$73,874,760	$28,856,770
Contracts in payout (annuitization) period	194,910	265,069	93,611	43,770

Total net assets	$279,981,114	$148,058,101	$73,968,371	$28,900,540

Units outstanding	141,682,305	68,231,313	37,699,618	8,761,368

Investment shares held	17,021,100	15,502,111	2,908,898	2,182,697
Investments at cost	$266,714,850	$141,087,384	$67,414,537	$29,402,187

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$3.62	$-	$-
Freedom Edge®	$2.14	$1.50	$1.95	$1.28
Phoenix Dimensions® Option 1	$1.59	$1.38	$1.24	$1.16
Phoenix Dimensions® Option 2	$1.57	$1.36	$1.23	$1.14
Phoenix Dimensions® Option 3	$1.57	$-	$1.23	$-
Phoenix Dimensions® Option 4	$1.55	$1.35	$1.21	$1.13
Phoenix Income Choice®	$3.73	$3.65	$5.33	$3.49
Phoenix Investor’s Edge® Option 1	$4.02	$3.43	$5.10	$3.37
Phoenix Investor’s Edge® Option 2	$3.96	$3.38	$5.03	$3.33
Phoenix Investor’s Edge® Option 3	$3.91	$3.34	$4.96	$3.29
Phoenix Investor’s Edge® Option 4	$3.95	$3.37	$5.00	$3.32
Phoenix Premium Edge®	$2.50	$3.72	$6.00	$3.39
Phoenix Spectrum Edge® Option 1	$4.23	$3.61	$5.36	$3.53
Phoenix Spectrum Edge® Option 2	$4.17	$3.56	$5.29	$3.49
Phoenix Spectrum Edge® Option 3	$4.11	$3.51	$5.21	$3.45
Phoenix Spectrum Edge® Option 4	$4.15	$3.54	$5.26	$3.47
Phoenix Spectrum Edge®+ Option 1	$0.98	$1.27	$0.87	$0.78
Phoenix Spectrum Edge®+ Option 2	$0.98	$1.27	$0.87	$0.78
Retirement Planner’s Edge	$2.93	$3.94	$7.48	$3.45
The Big Edge Choice®	$2.64	$2.44	$4.62	$3.45
The Phoenix Edge®—VA Option 1	$3.12	$4.21	$7.84	$3.59
The Phoenix Edge®—VA Option 2	$2.93	$4.04	$7.47	$3.49
The Phoenix Edge®—VA Option 3	$2.75	$3.80	$7.06	$3.46

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Virtus Small-Cap Value Series	Virtus Strategic Allocation Series	Wanger International	Wanger International Select
Assets:

Investments at fair value	$97,416,565	$31,308,697	$102,635,769	$10,036,558

Total assets	97,416,565	31,308,697	102,635,769	10,036,558

Liabilities:
Payable to PHL Variable Insurance Company	-	1	59	-

Total net assets	$97,416,565	$31,308,696	$102,635,710	$10,036,558

Net assets:
Accumulation units	$97,390,790	$31,133,842	$102,494,194	$10,034,278
Contracts in payout (annuitization) period	25,775	174,854	141,516	2,280

Total net assets	$97,416,565	$31,308,696	$102,635,710	$10,036,558

Units outstanding	60,640,291	13,113,595	35,409,812	3,075,768

Investment shares held	7,903,554	2,562,515	2,838,380	540,470
Investments at cost	$100,294,190	$36,349,520	$66,356,747	$8,549,709

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$3.11	$-	$-
Freedom Edge®	$1.46	$1.33	$2.84	$2.39
Phoenix Dimensions® Option 1	$1.02	$1.19	$1.79	$1.63
Phoenix Dimensions® Option 2	$1.00	$1.17	$1.76	$1.61
Phoenix Dimensions® Option 3	$1.00	$-	$1.76	$-
Phoenix Dimensions® Option 4	$0.99	$-	$1.74	$1.59
Phoenix Income Choice®	$3.30	$2.61	$5.00	$-
Phoenix Investor’s Edge® Option 1	$3.20	$2.54	$5.78	$4.62
Phoenix Investor’s Edge® Option 2	$3.16	$2.50	$5.70	$4.55
Phoenix Investor’s Edge® Option 3	$3.12	$2.47	$5.62	$-
Phoenix Investor’s Edge® Option 4	$3.14	$2.49	$5.67	$4.53
Phoenix Premium Edge®	$3.35	$2.49	$3.27	$2.89
Phoenix Spectrum Edge® Option 1	$3.37	$2.67	$6.08	$4.86
Phoenix Spectrum Edge® Option 2	$3.32	$2.63	$6.00	$4.79
Phoenix Spectrum Edge® Option 3	$3.28	$2.60	$5.91	$4.73
Phoenix Spectrum Edge® Option 4	$3.31	$2.62	$5.97	$4.77
Phoenix Spectrum Edge®+ Option 1	$0.75	$1.01	$1.02	$0.95
Phoenix Spectrum Edge®+ Option 2	$0.74	$1.01	$1.01	$0.95
Retirement Planner’s Edge	$3.51	$2.69	$5.08	$4.93
The Big Edge Choice®	$3.78	$2.24	$5.68	$3.01
The Phoenix Edge®—VA Option 1	$4.00	$2.96	$5.38	$5.19
The Phoenix Edge®—VA Option 2	$3.58	$2.79	$5.05	$4.88
The Phoenix Edge®—VA Option 3	$3.76	$2.74	$4.98	$4.83

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Wanger Select	Wanger USA
Assets:

Investments at fair value	$14,986,612	$49,682,075

Total assets	14,986,612	49,682,075

Liabilities:
Payable to PHL Variable Insurance Company	-	1

Total net assets	$14,986,612	$49,682,074

Net assets:
Accumulation units	$14,980,259	$49,531,508
Contracts in payout (annuitization) period	6,353	150,566

Total net assets	$14,986,612	$49,682,074

Units outstanding	4,007,118	13,362,015

Investment shares held	516,957	1,467,278
Investments at cost	$8,391,869	$27,567,315

Unit value (accumulation)
Asset Manager Option 1	$-	$-
Asset Manager Option 2	$-	$-
Freedom Edge®	$1.76	$1.63
Phoenix Dimensions® Option 1	$1.49	$1.23
Phoenix Dimensions® Option 2	$1.47	$1.21
Phoenix Dimensions® Option 3	$-	$1.21
Phoenix Dimensions® Option 4	$1.45	$1.20
Phoenix Income Choice®	$4.31	$3.40
Phoenix Investor’s Edge® Option 1	$4.05	$3.46
Phoenix Investor’s Edge® Option 2	$3.99	$3.41
Phoenix Investor’s Edge® Option 3	$3.94	$3.36
Phoenix Investor’s Edge® Option 4	$3.97	$3.39
Phoenix Premium Edge®	$4.25	$3.87
Phoenix Spectrum Edge® Option 1	$4.26	$3.64
Phoenix Spectrum Edge® Option 2	$4.20	$3.59
Phoenix Spectrum Edge® Option 3	$4.14	$3.54
Phoenix Spectrum Edge® Option 4	$4.18	$-
Phoenix Spectrum Edge®+ Option 1	$0.98	$0.97
Phoenix Spectrum Edge®+ Option 2	$0.97	$0.97
Retirement Planner’s Edge	$5.38	$3.84
The Big Edge Choice®	$3.12	$3.85
The Phoenix Edge®—VA Option 1	$5.54	$4.03
The Phoenix Edge®—VA Option 2	$5.22	$3.85
The Phoenix Edge®—VA Option 3	$5.07	$3.84

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

	Alger Capital Appreciation Portfolio – Class I-2 Shares	AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	DWS Equity 500 Index VIP – Class A
Income:

Dividends	$25,276	$108,475	$6,115	$975,133
Expenses:
Mortality and expense fees	74,713	57,351	5,001	593,790
Administrative fees	7,635	5,381	490	62,022

Net investment income (loss)	(57,072)	45,743	624	319,321

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	755,825	20,561	87,481	(798,130)
Realized gain distributions	-	-	-	-

Realized gain (loss)	755,825	20,561	87,481	(798,130)

Change in unrealized appreciation (depreciation) during the year	(23,169)	310,701	(33,778)	6,697,678

Net increase (decrease) in net assets from operations	$675,584	$377,005	$54,327	$6,218,869

	DWS Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II – Primary Shares	Federated Prime Money Fund II
Income:
Dividends	$2,607	$6,901,824	$1,049,788	$719
Expenses:
Mortality and expense fees	2,646	1,743,668	175,422	829,451
Administrative fees	269	187,859	17,517	85,202

Net investment income (loss)	(308)	4,970,297	856,849	(913,934)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	18,881	435,777	439,722	-
Realized gain distributions	-	-	-	-

Realized gain (loss)	18,881	435,777	439,722	-

Change in unrealized appreciation (depreciation) during the year	(2,084)	440,787	383,267	-

Net increase (decrease) in net assets from operations	$16,489	$5,846,861	$1,679,838	$(913,934)

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Fidelity® VIP Contrafund® Portfolio – Service Class	Fidelity® VIP Growth Opportunities Portfolio – Service Class	Fidelity® VIP Growth Portfolio – Service Class	Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Income:

Dividends	$450,364	$105,337	$30,732	$1,966,076
Expenses:
Mortality and expense fees	550,626	1,382,324	215,109	704,741
Administrative fees	56,274	144,741	23,217	72,314

Net investment income (loss)	(156,536)	(1,421,728)	(207,594)	1,189,021

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(2,377,239)	1,977,430	346,338	289,933
Realized gain distributions	18,522	-	61,036	614,867

Realized gain (loss)	(2,358,717)	1,977,430	407,374	904,800

Change in unrealized appreciation (depreciation) during the year	8,626,976	22,955,574	3,545,025	1,415,302

Net increase (decrease) in net assets from operations	$6,111,723	$23,511,276	$3,744,805	$3,509,123

	Franklin Flex Cap Growth Securities Fund – Class 2	Franklin Income Securities Fund – Class 2	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$-	$3,471,787	$45,375	$161,898
Expenses:
Mortality and expense fees	4,778	687,992	22,609	36,302
Administrative fees	421	65,736	2,364	3,576

Net investment income (loss)	(5,199)	2,718,059	20,402	122,020

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	14,501	218,948	2,599	(413)
Realized gain distributions	-	-	-	-

Realized gain (loss)	14,501	218,948	2,599	(413)

Change in unrealized appreciation (depreciation) during the year	28,630	2,488,615	614,382	445,641

Net increase (decrease) in net assets from operations	$37,932	$5,425,622	$637,383	$567,248

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Ibbotson Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	Invesco V.I. Capital Appreciation Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares
Income:

Dividends	$157,425	$155,021	$275,518	$74,315
Expenses:
Mortality and expense fees	35,158	48,713	425,608	91,001
Administrative fees	3,329	4,610	46,262	9,779

Net investment income (loss)	118,938	101,698	(196,352)	(26,465)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	4,165	250	(579,226)	(2,142)
Realized gain distributions	-	-	-	-

Realized gain (loss)	4,165	250	(579,226)	(2,142)

Change in unrealized appreciation (depreciation) during the year	692,574	303,994	5,668,575	622,275

Net increase (decrease) in net assets from operations	$815,677	$405,942	$4,892,997	$593,668

	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	Invesco Van Kampen V.I. Equity and Income Fund – Class II	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Income:
Dividends	$19,326	$17,404	$3,441	$476,106
Expenses:
Mortality and expense fees	41,818	11,128	15,456	109,045
Administrative fees	4,257	1,072	1,583	10,712

Net investment income (loss)	(26,749)	5,204	(13,598)	356,349

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(86,615)	(44)	(188,720)	94,901
Realized gain distributions	-	-	97,720	-

Realized gain (loss)	(86,615)	(44)	(91,000)	94,901

Change in unrealized appreciation (depreciation) during the year	519,499	80,463	349,508	418,524

Net increase (decrease) in net assets from operations	$406,135	$85,623	$244,910	$869,774

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares	Mutual Shares Securities Fund – Class 2	Neuberger Berman AMT Guardian Portfolio – S Class
Income:

Dividends	$505,133	$23,834	$975,643	$194,437
Expenses:
Mortality and expense fees	1,082,933	78,620	811,600	744,353
Administrative fees	117,059	7,850	78,584	76,747

Net investment income (loss)	(694,859)	(62,636)	85,459	(626,663)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(4,504,341)	(659,319)	(638,964)	731,656
Realized gain distributions	-	-	-	-

Realized gain (loss)	(4,504,341)	(659,319)	(638,964)	731,656

Change in unrealized appreciation (depreciation) during the year	19,224,821	2,026,703	6,235,677	9,910,602

Net increase (decrease) in net assets from operations	$14,025,621	$1,304,748	$5,682,172	$10,015,595

	Neuberger Berman AMT Small Cap Growth Portfolio – S Class	Oppenheimer Capital Appreciation Fund/VA – Service Shares	Oppenheimer Global Securities Fund/VA – Service Shares	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
Income:
Dividends	$-	$-	$28,292	$179,322
Expenses:
Mortality and expense fees	2,532	15,270	31,175	509,069
Administrative fees	252	1,608	2,988	52,488

Net investment income (loss)	(2,784)	(16,878)	(5,871)	(382,235)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	12,926	134,687	16,263	1,774,207
Realized gain distributions	-	-	-	-

Realized gain (loss)	12,926	134,687	16,263	1,774,207

Change in unrealized appreciation (depreciation) during the year	10,175	(46,005)	300,704	6,887,226

Net increase (decrease) in net assets from operations	$20,317	$71,804	$311,096	$8,279,198

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Phoenix Comstock Series	Phoenix Dynamic Asset Allocation Series: Aggressive Growth	Phoenix Dynamic Asset Allocation Series: Growth	Phoenix Dynamic Asset Allocation Series: Moderate
Income:

Dividends	$246,697	$91,775	$174,118	$358,113
Expenses:
Mortality and expense fees	165,664	157,834	259,080	337,299
Administrative fees	17,128	16,528	24,416	31,317

Net investment income (loss)	63,905	(82,587)	(109,378)	(10,503)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(3,476,727)	(1,686,158)	(2,067,242)	1,069,519
Realized gain distributions	-	-	-	1,288,013

Realized gain (loss)	(3,476,727)	(1,686,158)	(2,067,242)	2,357,532

Change in unrealized appreciation (depreciation) during the year	4,991,147	3,119,743	4,043,100	(546,017)

Net increase (decrease) in net assets from operations	$1,578,325	$1,350,998	$1,866,480	$1,801,012

	Phoenix Dynamic Asset Allocation Series: Moderate Growth	Phoenix Equity 500 Index Series	Phoenix Mid-Cap Growth Series	Phoenix Mid-Cap Value Series
Income:
Dividends	$229,985	$393,833	$-	$211,221
Expenses:
Mortality and expense fees	252,377	388,036	146,089	736,959
Administrative fees	24,972	12,596	15,472	76,324

Net investment income (loss)	(47,364)	(6,799)	(161,561)	(602,062)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(113,924)	(608,082)	(1,356,524)	(2,862,391)
Realized gain distributions	-	-	-	-

Realized gain (loss)	(113,924)	(608,082)	(1,356,524)	(2,862,391)

Change in unrealized appreciation (depreciation) during the year	1,828,773	2,995,979	3,977,244	15,699,631

Net increase (decrease) in net assets from operations	$1,667,485	$2,381,098	$2,459,159	$12,235,178

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Phoenix Money Market Series	Phoenix Multi- Sector Short Term Bond Series	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class
Income:

Dividends	$14,878	$1,455,442	$5,542,299	$76,205
Expenses:
Mortality and expense fees	56,729	246,737	449,004	73,469
Administrative fees	5,810	23,379	46,277	7,109

Net investment income (loss)	(47,661)	1,185,326	5,047,018	(4,373)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	-	1,418,164	115,277	73,397
Realized gain distributions	-	-	683,161	43,709

Realized gain (loss)	-	1,418,164	798,438	117,106

Change in unrealized appreciation (depreciation) during the year	-	(408,716)	2,102,116	254,738

Net increase (decrease) in net assets from operations	$(47,661)	$2,194,774	$7,947,572	$367,471

	PIMCO Total Return Portfolio – Advisor Class	Rydex VT Inverse Government Long Bond Strategy Fund	Rydex VT Nova Fund	Rydex|SGI VT U.S. Long Short Momentum Fund
Income:
Dividends	$395,098	$-	$1,814	$-
Expenses:
Mortality and expense fees	215,137	16,701	11,121	16,108
Administrative fees	21,322	1,605	1,066	1,595

Net investment income (loss)	158,639	(18,306)	(10,373)	(17,703)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	219,050	(91,059)	(2,726)	25,513
Realized gain distributions	487,797	-	-	-

Realized gain (loss)	706,847	(91,059)	(2,726)	25,513

Change in unrealized appreciation (depreciation) during the year	210,180	(91,598)	162,741	107,130

Net increase (decrease) in net assets from operations	$1,075,666	$(200,963)	$149,642	$114,940

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Sentinel Variable Products Balanced Fund	Sentinel Variable Products Bond Fund	Sentinel Variable Products Common Stock Fund	Sentinel Variable Products Mid Cap Fund
Income:

Dividends	$69,978	$1,436,711	$1,704,744	$493
Expenses:
Mortality and expense fees	32,510	498,287	1,596,010	8,832
Administrative fees	3,425	50,763	162,183	947

Net investment income (loss)	34,043	887,661	(53,449)	(9,286)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(678)	136,252	2,699,417	1,775
Realized gain distributions	-	1,960,258	-	-

Realized gain (loss)	(678)	2,096,510	2,699,417	1,775

Change in unrealized appreciation (depreciation) during the year	282,218	(682,266)	14,936,050	133,668

Net increase (decrease) in net assets from operations	$315,583	$2,301,905	$17,582,018	$126,157

	Sentinel Variable Products Small Company Fund	Templeton Developing Markets Securities Fund – Class 2	Templeton Foreign Securities Fund – Class 2	Templeton Global Asset Allocation Fund – Class 2
Income:
Dividends	$9,953	$117,083	$317,295	$112,210
Expenses:
Mortality and expense fees	234,779	90,650	198,127	10,508
Administrative fees	23,933	9,507	20,901	1,067

Net investment income (loss)	(248,759)	16,926	98,267	100,635

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	700,864	275,542	(121,366)	(3,474,611)
Realized gain distributions	-	-	-	178,553

Realized gain (loss)	700,864	275,542	(121,366)	(3,296,058)

Change in unrealized appreciation (depreciation) during the year	3,423,404	802,875	987,431	3,286,314

Net increase (decrease) in net assets from operations	$3,875,509	$1,095,343	$964,332	$90,891

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Templeton Growth Securities Fund – Class 2	Virtus Capital Growth Series	Virtus Growth & Income Series	Virtus International Series
Income:

Dividends	$822,105	$171,853	$654,395	$6,412,594
Expenses:
Mortality and expense fees	763,071	487,126	724,546	3,122,653
Administrative fees	73,689	51,459	72,648	331,082

Net investment income (loss)	(14,655)	(366,732)	(142,799)	2,958,859

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(633,486)	(3,276,709)	(425,727)	(1,830,712)
Realized gain distributions	-	-	-	-

Realized gain (loss)	(633,486)	(3,276,709)	(425,727)	(1,830,712)

Change in unrealized appreciation (depreciation) during the year	4,018,560	8,787,848	8,398,184	28,839,287

Net increase (decrease) in net assets from operations	$3,370,419	$5,144,407	$7,829,658	$29,967,434

	Virtus Multi-Sector Fixed Income Series	Virtus Real Estate Securities Series	Virtus Small-Cap Growth Series	Virtus Small-Cap Value Series
Income:
Dividends	$9,824,738	$1,398,684	$-	$403,941
Expenses:
Mortality and expense fees	1,631,366	889,978	182,641	383,137
Administrative fees	167,380	92,509	19,103	40,473

Net investment income (loss)	8,025,992	416,197	(201,744)	(19,669)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,061,549	1,443,414	(1,067,796)	(1,054,717)
Realized gain distributions	-	-	-	-

Realized gain (loss)	1,061,549	1,443,414	(1,067,796)	(1,054,717)

Change in unrealized appreciation (depreciation) during the year	6,518,264	15,515,488	3,188,248	6,456,566

Net increase (decrease) in net assets from operations	$15,605,805	$17,375,099	$1,918,708	$5,382,180

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Virtus Strategic Allocation Series	Wanger International	Wanger International Select	Wanger Select

Income:
Dividends	$893,982	$2,334,435	$121,875	$79,989
Expenses:
Mortality and expense fees	384,717	1,141,327	113,232	164,741
Administrative fees	39,982	120,221	11,768	17,519

Net investment income (loss)	469,283	1,072,887	(3,125)	(102,271)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(1,439,716)	1,195,704	(140,805)	824,548
Realized gain distributions	-	-	-	-

Realized gain (loss)	(1,439,716)	1,195,704	(140,805)	824,548

Change in unrealized appreciation (depreciation) during the year	4,413,162	17,754,559	1,875,009	2,365,295

Net increase (decrease) in net assets from operations	$3,442,729	$20,023,150	$1,731,079	$3,087,572

	Wanger USA

Income:
Dividends	$-
Expenses:
Mortality and expense fees	554,370
Administrative fees	58,100

Net investment income (loss)	(612,470)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	2,831,281
Realized gain distributions	-

Realized gain (loss)	2,831,281

Change in unrealized appreciation (depreciation) during the year	6,823,546

Net increase (decrease) in net assets from operations	$9,042,357

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

	Alger Capital Appreciation Portfolio – Class I- 2 Shares		AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(57,072)	$(86,199)	$45,743	$(17,431)
Realized gains (losses)	755,825	494,482	20,561	13,609
Unrealized appreciation (depreciation) during the year	(23,169)	2,129,630	310,701	558,916

Net increase (decrease) in net assets from operations	675,584	2,537,913	377,005	555,094

Contract transactions:
Payments received from contract owners	111,622	46,972	98,692	87,892
Transfers between investment options (including GIA/MVA), net	(327,888)	(842,412)	1,036,769	671,869
Transfers for contract benefits and terminations	(1,428,450)	(1,063,407)	(372,540)	(31,829)
Contract maintenance charges	(12,721)	(17,983)	(47,083)	(26,420)
Adjustments to net assets allocated to contracts in payout period	1,275	(179)	-	-

Net increase (decrease) in net assets resulting from contract transactions	(1,656,162)	(1,877,009)	715,838	701,512

Total increase (decrease) in net assets	(980,578)	660,904	1,092,843	1,256,606

Net assets at beginning of period	7,000,231	6,339,327	3,427,002	2,170,396

Net assets at end of period	$6,019,653	$7,000,231	$4,519,845	$3,427,002

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		DWS Equity 500 Index VIP – Class A
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$624	$(2,487)	$319,321	$730,306
Realized gains (losses)	87,481	29,707	(798,130)	(921,467)
Unrealized appreciation (depreciation) during the year	(33,778)	147,766	6,697,678	11,025,158

Net increase (decrease) in net assets from operations	54,327	174,986	6,218,869	10,833,997

Contract transactions:
Payments received from contract owners	15,177	5,445	244,020	291,624
Transfers between investment options (including GIA/MVA), net	300,111	452,675	(1,664,940)	(227,724)
Transfers for contract benefits and terminations	(50,482)	(154,497)	(6,201,530)	(4,344,308)
Contract maintenance charges	(1,074)	(1,258)	(315,936)	(315,522)
Adjustments to net assets allocated to contracts in payout period	-	-	850	20,288

Net increase (decrease) in net assets resulting from contract transactions	263,732	302,365	(7,937,536)	(4,575,642)

Total increase (decrease) in net assets	318,059	477,351	(1,718,667)	6,258,355

Net assets at beginning of period	568,490	91,139	53,544,810	47,286,455

Net assets at end of period	$886,549	$568,490	$51,826,143	$53,544,810

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	DWS Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(308)	$3,515	$4,970,297	$6,445,642
Realized gains (losses)	18,881	62,022	435,777	771,280
Unrealized appreciation (depreciation) during the year	(2,084)	77,401	440,787	(1,004,805)

Net increase (decrease) in net assets from operations	16,489	142,938	5,846,861	6,212,117

Contract transactions:
Payments received from contract owners	6,507	8,487	628,653	996,415
Transfers between investment options (including GIA/MVA), net	(178,548)	363,484	3,713,981	(13,019,468)
Transfers for contract benefits and terminations	(23,416)	(177,622)	(21,076,808)	(23,791,907)
Contract maintenance charges	(527)	(1,463)	(878,623)	(1,174,025)
Adjustments to net assets allocated to contracts in payout period	-	-	(1,383)	1,185

Net increase (decrease) in net assets resulting from contract transactions	(195,984)	192,886	(17,614,180)	(36,987,800)

Total increase (decrease) in net assets	(179,495)	335,824	(11,767,319)	(30,775,683)

Net assets at beginning of period	451,709	115,885	153,297,415	184,073,098

Net assets at end of period	$272,214	$451,709	$141,530,096	$153,297,415

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Federated High Income Bond Fund II – Primary Shares		Federated Prime Money Fund II
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$856,849	$1,170,521	$(913,934)	$-
Realized gains (losses)	439,722	273,382	-	-
Unrealized appreciation (depreciation) during the year	383,267	3,884,278	-	-

Net increase (decrease) in net assets from operations	1,679,838	5,328,181	(913,934)	-

Contract transactions:
Payments received from contract owners	74,316	350,554	1,099,706	-
Transfers between investment options (including GIA/MVA), net	1,765,904	441,586	98,477,874	-
Transfers for contract benefits and terminations	(3,205,402)	(2,634,014)	(31,605,875)	-
Contract maintenance charges	(37,381)	(47,112)	(641,209)	-
Adjustments to net assets allocated to contracts in payout period	517	(34)	(7,657)	-

Net increase (decrease) in net assets resulting from contract transactions	(1,402,046)	(1,889,020)	67,322,839	-

Total increase (decrease) in net assets	277,792	3,439,161	66,408,905	-

Net assets at beginning of period	14,461,478	11,022,317	-	-

Net assets at end of period	$14,739,270	$14,461,478	$66,408,905	$-

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Fidelity® VIP Contrafund® Portfolio – Service Class		Fidelity® VIP Growth Opportunities Portfolio – Service Class
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(156,536)	$(51,742)	$(1,421,728)	$(909,676)
Realized gains (losses)	(2,358,717)	(8,937,829)	1,977,430	930,946
Unrealized appreciation (depreciation) during the year	8,626,976	22,042,205	22,955,574	37,199,370

Net increase (decrease) in net assets from operations	6,111,723	13,052,634	23,511,276	37,220,640

Contract transactions:
Payments received from contract owners	585,173	452,090	967,340	5,448,981
Transfers between investment options (including GIA/MVA), net	(3,328,068)	(1,609,705)	(7,390,451)	7,750,048
Transfers for contract benefits and terminations	(9,156,407)	(9,935,402)	(9,885,176)	(6,702,899)
Contract maintenance charges	(111,029)	(136,994)	(1,069,056)	(927,070)
Adjustments to net assets allocated to contracts in payout period	197	6,840	33	1,596

Net increase (decrease) in net assets resulting from contract transactions	(12,010,134)	(11,223,171)	(17,377,310)	5,570,656

Total increase (decrease) in net assets	(5,898,411)	1,829,463	6,133,966	42,791,296

Net assets at beginning of period	50,108,028	48,278,565	118,283,339	75,492,043

Net assets at end of period	$44,209,617	$50,108,028	$124,417,305	$118,283,339

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Fidelity® VIP Growth Portfolio – Service Class		Fidelity® VIP Investment Grade Bond Portfolio – Service Class
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(207,594)	$(174,840)	$1,189,021	$3,786,347
Realized gains (losses)	407,374	(252,636)	904,800	357,873
Unrealized appreciation (depreciation) during the year	3,545,025	4,700,343	1,415,302	2,921,861

Net increase (decrease) in net assets from operations	3,744,805	4,272,867	3,509,123	7,066,081

Contract transactions:
Payments received from contract owners	93,241	150,555	575,931	4,936,973
Transfers between investment options (including GIA/MVA), net	(891,964)	(144,234)	3,215,305	3,590,762
Transfers for contract benefits and terminations	(3,005,359)	(2,845,498)	(6,406,081)	(6,097,039)
Contract maintenance charges	(86,248)	(98,788)	(569,973)	(522,836)
Adjustments to net assets allocated to contracts in payout period	19	478	293	3,912

Net increase (decrease) in net assets resulting from contract transactions	(3,890,311)	(2,937,487)	(3,184,525)	1,911,772

Total increase (decrease) in net assets	(145,506)	1,335,380	324,598	8,977,853

Net assets at beginning of period	19,577,106	18,241,726	55,899,921	46,922,068

Net assets at end of period	$19,431,600	$19,577,106	$56,224,519	$55,899,921

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Franklin Flex Cap Growth Securities Fund – Class 2		Franklin Income Securities Fund – Class 2
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(5,199)	$(3,545)	$2,718,059	$3,219,721
Realized gains (losses)	14,501	4,502	218,948	(1,557,191)
Unrealized appreciation (depreciation) during the year	28,630	65,734	2,488,615	12,328,483

Net increase (decrease) in net assets from operations	37,932	66,691	5,425,622	13,991,013

Contract transactions:
Payments received from contract owners	1,473	12,037	233,247	1,358,042
Transfers between investment options (including GIA/MVA), net	(120,345)	263,512	(1,601,043)	194,244
Transfers for contract benefits and terminations	(25,721)	(65,348)	(4,614,248)	(4,056,944)
Contract maintenance charges	(2,025)	(2,633)	(486,948)	(489,000)
Adjustments to net assets allocated to contracts in payout period	-	-	109	846

Net increase (decrease) in net assets resulting from contract transactions	(146,618)	207,568	(6,468,883)	(2,992,812)

Total increase (decrease) in net assets	(108,686)	274,259	(1,043,261)	10,998,201

Net assets at beginning of period	442,255	167,996	55,068,469	44,070,268

Net assets at end of period	$333,569	$442,255	$54,025,208	$55,068,469

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$20,402	$-	$122,020	$-
Realized gains (losses)	2,599	-	(413)	-
Unrealized appreciation (depreciation) during the year	614,382	-	445,641	-

Net increase (decrease) in net assets from operations	637,383	-	567,248	-

Contract transactions:
Payments received from contract owners	17,124	-	5,998	-
Transfers between investment options (including GIA/MVA), net	16,173,547	-	24,950,661	-
Transfers for contract benefits and terminations	(61,029)	-	(60,078)	-
Contract maintenance charges	(10,954)	-	(13,785)	-
Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	16,118,688	-	24,882,796	-

Total increase (decrease) in net assets	16,756,071	-	25,450,044	-

Net assets at beginning of period	-	-	-	-

Net assets at end of period	$16,756,071	$-	$25,450,044	$-

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Ibbotson Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$118,938	$-	$101,698	$-
Realized gains (losses)	4,165	-	250	-
Unrealized appreciation (depreciation) during the year	692,574	-	303,994	-

Net increase (decrease) in net assets from operations	815,677	-	405,942	-

Contract transactions:
Payments received from contract owners	9,863	-	3,489	-
Transfers between investment options (including GIA/MVA), net	24,462,179	-	32,282,505	-
Transfers for contract benefits and terminations	(331,653)	-	(369,714)	-
Contract maintenance charges	(27,357)	-	(32,195)	-
Adjustments to net assets allocated to contracts in payout period	3,281	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	24,116,313	-	31,884,085	-

Total increase (decrease) in net assets	24,931,990	-	32,290,027	-

Net assets at beginning of period	-	-	-	-

Net assets at end of period	$24,931,990	$-	$32,290,027	$-

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Invesco V.I. Capital Appreciation Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(196,352)	$(223,124)	$(26,465)	$38,858
Realized gains (losses)	(579,226)	(801,271)	(2,142)	(257,618)
Unrealized appreciation (depreciation) during the year	5,668,575	7,392,330	622,275	2,087,969

Net increase (decrease) in net assets from operations	4,892,997	6,367,935	593,668	1,869,209

.
Contract transactions:
Payments received from contract owners	216,332	264,630	96,307	34,536
Transfers between investment options (including GIA/MVA), net	(824,908)	606,160	(162,046)	(437,923)
Transfers for contract benefits and terminations	(4,182,317)	(3,364,613)	(1,138,522)	(1,026,365)
Contract maintenance charges	(240,126)	(249,074)	(47,229)	(55,525)
Adjustments to net assets allocated to contracts in payout period	1,608	(339)	74	(76)

Net increase (decrease) in net assets resulting from contract transactions	(5,029,411)	(2,743,236)	(1,251,416)	(1,485,353)

Total increase (decrease) in net assets	(136,414)	3,624,699	(657,748)	383,856

Net assets at beginning of period	38,816,277	35,191,578	8,501,565	8,117,709

Net assets at end of period	$38,679,863	$38,816,277	$7,843,817	$8,501,565

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares		Invesco Van Kampen V.I. Equity and Income Fund – Class II
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(26,749)	$(574)	$5,204	$6,040
Realized gains (losses)	(86,615)	(51,922)	(44)	(87,633)
Unrealized appreciation (depreciation) during the year	519,499	903,859	80,463	163,402

Net increase (decrease) in net assets from operations	406,135	851,363	85,623	81,809

Contract transactions:
Payments received from contract owners	72,791	37,322	2,411	-
Transfers between investment options (including GIA/MVA), net	(258,649)	(234,634)	265,133	42,149
Transfers for contract benefits and terminations	(512,664)	(507,368)	(85,709)	(124,320)
Contract maintenance charges	(7,653)	(9,872)	(1,765)	(1,589)
Adjustments to net assets allocated to contracts in payout period	(215)	1,144	-	-

Net increase (decrease) in net assets resulting from contract transactions	(706,390)	(713,408)	180,070	(83,760)

Total increase (decrease) in net assets	(300,255)	137,955	265,693	(1,951)

Net assets at beginning of period	3,760,906	3,622,951	692,501	694,452

Net assets at end of period	$3,460,651	$3,760,906	$958,194	$692,501

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(13,598)	$(17,115)	$356,349	$411,882
Realized gains (losses)	(91,000)	(440,447)	94,901	(167,174)
Unrealized appreciation (depreciation) during the year	349,508	977,684	418,524	2,216,772

Net increase (decrease) in net assets from operations	244,910	520,122	869,774	2,461,480

Contract transactions:
Payments received from contract owners	11,472	6,675	97,951	108,189
Transfers between investment options (including GIA/MVA), net	(104,337)	(164,102)	231,769	158,371
Transfers for contract benefits and terminations	(236,824)	(281,474)	(2,082,320)	(2,429,103)
Contract maintenance charges	(5,247)	(7,064)	(22,421)	(63,774)
Adjustments to net assets allocated to contracts in payout period	(358)	166	3,269	(1,077)

Net increase (decrease) in net assets resulting from contract transactions	(335,294)	(445,799)	(1,771,752)	(2,227,394)

Total increase (decrease) in net assets	(90,384)	74,323	(901,978)	234,086

Net assets at beginning of period	1,377,571	1,303,248	9,023,212	8,789,126

Net assets at end of period	$1,287,187	$1,377,571	$8,121,234	$9,023,212

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(694,859)	$(256,740)	$(62,636)	$(56,349)
Realized gains (losses)	(4,504,341)	(5,725,004)	(659,319)	(908,379)
Unrealized appreciation (depreciation) during the year	19,224,821	19,929,112	2,026,703	2,322,784

Net increase (decrease) in net assets from operations	14,025,621	13,947,368	1,304,748	1,358,056

Contract transactions:
Payments received from contract owners	485,864	532,927	64,599	58,263
Transfers between investment options (including GIA/MVA), net	(2,138,186)	(1,979,625)	(142,648)	(281,989)
Transfers for contract benefits and terminations	(10,138,657)	(9,069,634)	(1,340,285)	(1,298,321)
Contract maintenance charges	(638,945)	(676,612)	(20,470)	(27,195)
Adjustments to net assets allocated to contracts in payout period	449	5,148	(39)	27

Net increase (decrease) in net assets resulting from contract transactions	(12,429,475)	(11,187,796)	(1,438,843)	(1,549,215)

Total increase (decrease) in net assets	1,596,146	2,759,572	(134,095)	(191,159)

Net assets at beginning of period	96,292,388	93,532,816	6,794,444	6,985,603

Net assets at end of period	$97,888,534	$96,292,388	$6,660,349	$6,794,444

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Mutual Shares Securities Fund – Class 2		Neuberger Berman AMT Guardian Portfolio – S Class
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$85,459	$308,484	$(626,663)	$(158,352)
Realized gains (losses)	(638,964)	(2,882,594)	731,656	(7,935)
Unrealized appreciation (depreciation) during the year	6,235,677	15,901,670	9,910,602	13,749,016

Net increase (decrease) in net assets from operations	5,682,172	13,327,560	10,015,595	13,582,729

Contract transactions:
Payments received from contract owners	348,360	1,591,540	629,205	3,855,096
Transfers between investment options (including GIA/MVA), net	(1,887,435)	80,079	(149,494)	4,427,775
Transfers for contract benefits and terminations	(7,229,625)	(6,360,766)	(4,736,088)	(2,822,284)
Contract maintenance charges	(501,691)	(510,782)	(625,009)	(534,647)
Adjustments to net assets allocated to contracts in payout period	(767)	201	208	766

Net increase (decrease) in net assets resulting from contract transactions	(9,271,158)	(5,199,728)	(4,881,178)	4,926,706

Total increase (decrease) in net assets	(3,588,986)	8,127,832	5,134,417	18,509,435

Net assets at beginning of period	66,238,788	58,110,956	61,149,746	42,640,311

Net assets at end of period	$62,649,802	$66,238,788	$66,284,163	$61,149,746

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Neuberger Berman AMT Small Cap Growth Portfolio – S Class		Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(2,784)	$(2,112)	$(16,878)	$(16,487)
Realized gains (losses)	12,926	(95)	134,687	74,345
Unrealized appreciation (depreciation) during the year	10,175	40,342	(46,005)	440,230

Net increase (decrease) in net assets from operations	20,317	38,135	71,804	498,088

Contract transactions:
Payments received from contract owners	742	5,870	2,379	11,423
Transfers between investment options (including GIA/MVA), net	45,877	210,414	273,786	919,385
Transfers for contract benefits and terminations	(29,957)	(54,805)	(457,264)	(395,303)
Contract maintenance charges	(881)	(1,066)	(2,410)	(3,755)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	15,781	160,413	(183,509)	531,750

Total increase (decrease) in net assets	36,098	198,548	(111,705)	1,029,838

Net assets at beginning of period	256,409	57,861	1,490,846	461,008

Net assets at end of period	$292,507	$256,409	$1,379,141	$1,490,846

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Oppenheimer Global Securities Fund/VA – Service Shares		Oppenheimer Main Street Small Cap Fund®/ VA – Service Shares
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(5,871)	$8,136	$(382,235)	$(263,286)
Realized gains (losses)	16,263	(23,183)	1,774,207	400,777
Unrealized appreciation (depreciation) during the year	300,704	571,971	6,887,226	11,951,086

Net increase (decrease) in net assets from operations	311,096	556,924	8,279,198	12,088,577

Contract transactions:
Payments received from contract owners	46,594	27,976	433,263	2,556,872
Transfers between investment options (including GIA/MVA), net	319,782	11,638	(2,497,153)	2,442,444
Transfers for contract benefits and terminations	(299,314)	(479,205)	(3,629,554)	(2,612,073)
Contract maintenance charges	(4,727)	(5,956)	(414,359)	(357,301)
Adjustments to net assets allocated to contracts in payout period	-	-	152	857

Net increase (decrease) in net assets resulting from contract transactions	62,335	(445,547)	(6,107,651)	2,030,799

Total increase (decrease) in net assets	373,431	111,377	2,171,547	14,119,376

Net assets at beginning of period	2,275,067	2,163,690	42,678,041	28,558,665

Net assets at end of period	$2,648,498	$2,275,067	$44,849,588	$42,678,041

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Phoenix Comstock Series		Phoenix Dynamic Asset Allocation Series: Aggressive Growth

Increase (decrease) in net assets from operations:
Net investment income (loss)	$63,905	$122,998	$(82,587)	$70,193
Realized gains (losses)	(3,476,727)	(2,410,611)	(1,686,158)	(107,704)
Unrealized appreciation (depreciation) during the year	4,991,147	6,407,856	3,119,743	2,958,960

Net increase (decrease) in net assets from operations	1,578,325	4,120,243	1,350,998	2,921,449

Contract transactions:
Payments received from contract owners	177,909	308,024	249,814	256,463
Transfers between investment options (including GIA/MVA), net	(16,328,888)	(1,234,876)	(15,253,562)	1,017,351
Transfers for contract benefits and terminations	(3,232,587)	(3,655,220)	(694,209)	(659,268)
Contract maintenance charges	(22,927)	(49,031)	(93,145)	(98,661)
Adjustments to net assets allocated to contracts in payout period	259	285	-	-

Net increase (decrease) in net assets resulting from contract transactions	(19,406,234)	(4,630,818)	(15,791,102)	515,885

Total increase (decrease) in net assets	(17,827,909)	(510,575)	(14,440,104)	3,437,334

Net assets at beginning of period	17,827,909	18,338,484	14,440,104	11,002,770

Net assets at end of period	$-	$17,827,909	$-	$14,440,104

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Phoenix Dynamic Asset Allocation Series: Growth		Phoenix Dynamic Asset Allocation Series: Moderate
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(109,378)	$120,846	$(10,503)	$199,913
Realized gains (losses)	(2,067,242)	(520,104)	2,357,532	(234,920)
Unrealized appreciation (depreciation) during the year	4,043,100	4,638,519	(546,017)	2,341,828

Net increase (decrease) in net assets from operations	1,866,480	4,239,261	1,801,012	2,306,821

Contract transactions:
Payments received from contract owners	207,255	302,470	1,229,486	4,807,756
Transfers between investment options (including GIA/MVA), net	(23,274,525)	865,756	(19,881,212)	6,964,512
Transfers for contract benefits and terminations	(1,814,599)	(1,748,868)	(7,967,724)	(5,982,966)
Contract maintenance charges	(173,306)	(193,456)	(321,689)	(153,395)
Adjustments to net assets allocated to contracts in payout period	3,753	(2,383)	-	-

Net increase (decrease) in net assets resulting from contract transactions	(25,051,422)	(776,481)	(26,941,139)	5,635,907

Total increase (decrease) in net assets	(23,184,942)	3,462,780	(25,140,127)	7,942,728

Net assets at beginning of period	23,184,942	19,722,162	25,140,127	17,197,399

Net assets at end of period	$-	$23,184,942	$-	$25,140,127

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Phoenix Dynamic Asset Allocation Series: Moderate Growth		Phoenix Equity 500 Index Series
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(47,364)	$157,258	$(6,799)	$124,575
Realized gains (losses)	(113,924)	50,459	(608,082)	(1,431,505)
Unrealized appreciation (depreciation) during the year	1,828,773	2,804,199	2,995,979	6,926,048

Net increase (decrease) in net assets from operations	1,667,485	3,011,916	2,381,098	5,619,118

Contract transactions:
Payments received from contract owners	55,456	1,049,506	343,812	474,378
Transfers between investment options (including GIA/MVA), net	(19,825,912)	3,908,609	(26,248,653)	(688,045)
Transfers for contract benefits and terminations	(3,451,841)	(2,753,730)	(4,673,634)	(5,017,843)
Contract maintenance charges	(237,750)	(209,685)	(28,004)	(37,806)
Adjustments to net assets allocated to contracts in payout period	-	-	211,940	(66,033)

Net increase (decrease) in net assets resulting from contract transactions	(23,460,047)	1,994,700	(30,394,539)	(5,335,349)

Total increase (decrease) in net assets	(21,792,562)	5,006,616	(28,013,441)	283,769

Net assets at beginning of period	21,792,562	16,785,946	28,013,441	27,729,672

Net assets at end of period	$-	$21,792,562	$-	$28,013,441

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Phoenix Mid-Cap Growth Series		Phoenix Mid-Cap Value Series
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(161,561)	$(176,832)	$(602,062)	$(314,033)
Realized gains (losses)	(1,356,524)	(1,769,175)	(2,862,391)	(642,817)
Unrealized appreciation (depreciation) during the year	3,977,244	5,338,313	15,699,631	19,203,858

Net increase (decrease) in net assets from operations	2,459,159	3,392,306	12,235,178	18,247,008

Contract transactions:
Payments received from contract owners	145,207	242,284	545,365	2,819,897
Transfers between investment options (including GIA/MVA), net	(15,712,393)	(300,769)	(79,858,418)	516,892
Transfers for contract benefits and terminations	(1,677,243)	(2,388,082)	(6,526,961)	(6,953,299)
Contract maintenance charges	(22,098)	(36,914)	(469,093)	(507,937)
Adjustments to net assets allocated to contracts in payout period	53	176	(5,108)	1,736

Net increase (decrease) in net assets resulting from contract transactions	(17,266,474)	(2,483,305)	(86,314,215)	(4,122,711)

Total increase (decrease) in net assets	(14,807,315)	909,001	(74,079,037)	14,124,297

Net assets at beginning of period	14,807,315	13,898,314	74,079,037	59,954,740

Net assets at end of period	$-	$14,807,315	$-	$74,079,037

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Phoenix Money Market Series		Phoenix Multi-Sector Short Term Bond Series

	2010	2009	2010	2009
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(47,661)	$(1,204,724)	$1,185,326	$1,125,680
Realized gains (losses)	-	9,596	1,418,164	(392,479)
Unrealized appreciation (depreciation) during the year	-	-	(408,716)	4,516,024

Net increase (decrease) in net assets from operations	(47,661)	(1,195,128)	2,194,774	5,249,225

Contract transactions:
Payments received from contract owners	51,543	4,316,015	288,666	271,430
Transfers between investment options (including GIA/MVA), net	(77,135,002)	12,347,840	(19,821,987)	3,335,387
Transfers for contract benefits and terminations	(1,139,363)	(45,102,846)	(4,649,412)	(6,022,649)
Contract maintenance charges	(26,312)	(894,911)	(47,970)	(95,547)
Adjustments to net assets allocated to contracts in payout period	4,046	15,684	(312)	679

Net increase (decrease) in net assets resulting from contract transactions	(78,245,088)	(29,318,218)	(24,231,015)	(2,510,700)

Total increase (decrease) in net assets	(78,292,749)	(30,513,346)	(22,036,241)	2,738,525

Net assets at beginning of period	78,292,749	108,806,095	22,036,241	19,297,716

Net assets at end of period	$-	$78,292,749	$-	$22,036,241

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	PIMCO Commodity RealReturn® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$5,047,018	$1,378,386	$(4,373)	$92,515
Realized gains (losses)	798,438	3,089,854	117,106	178,246
Unrealized appreciation (depreciation) during the year	2,102,116	6,241,831	254,738	657,112

Net increase (decrease) in net assets from operations	7,947,572	10,710,071	367,471	927,873

Contract transactions:
Payments received from contract owners	398,646	2,456,373	22,183	101,929
Transfers between investment options (including GIA/MVA), net	(215,788)	6,237,109	(438,929)	2,098,002
Transfers for contract benefits and terminations	(3,281,003)	(2,195,381)	(1,707,872)	(1,542,102)
Contract maintenance charges	(359,391)	(298,778)	(10,000)	(19,489)
Adjustments to net assets allocated to contracts in payout period	146	570	-	-

Net increase (decrease) in net assets resulting from contract transactions	(3,457,390)	6,199,893	(2,134,618)	638,340

Total increase (decrease) in net assets	4,490,182	16,909,964	(1,767,147)	1,566,213

Net assets at beginning of period	37,864,919	20,954,955	6,825,279	5,259,066

Net assets at end of period	$42,355,101	$37,864,919	$5,058,132	$6,825,279

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	PIMCO Total Return Portfolio – Advisor Class		Rydex VT Inverse Government Long Bond Strategy Fund
	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$158,639	$602,713	$(18,306)	$(21,470)
Realized gains (losses)	706,847	660,563	(91,059)	(194,155)
Unrealized appreciation (depreciation) during the year	210,180	641,018	(91,598)	466,531

Net increase (decrease) in net assets from operations	1,075,666	1,904,294	(200,963)	250,906

Contract transactions:
Payments received from contract owners	35,166	217,142	110	462
Transfers between investment options (including GIA/MVA), net	2,761,115	8,430,716	91,648	(25,005)
Transfers for contract benefits and terminations	(5,052,057)	(5,156,449)	(172,612)	(203,242)
Contract maintenance charges	(45,803)	(50,478)	(3,918)	(6,883)
Adjustments to net assets allocated to contracts in payout period	-	-	-	425

Net increase (decrease) in net assets resulting from contract transactions	(2,301,579)	3,440,931	(84,772)	(234,243)

Total increase (decrease) in net assets	(1,225,913)	5,345,225	(285,735)	16,663

Net assets at beginning of period	17,712,715	12,367,490	1,490,168	1,473,505

Net assets at end of period	$16,486,802	$17,712,715	$1,204,433	$1,490,168

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Rydex VT Nova Fund		Rydex|SGI VT U.S. Long Short Momentum Fund
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(10,373)	$(3,705)	$(17,703)	$(17,071)
Realized gains (losses)	(2,726)	(49,581)	25,513	(29,950)
Unrealized appreciation (depreciation) during the year	162,741	279,091	107,130	336,824

Net increase (decrease) in net assets from operations	149,642	225,805	114,940	289,803

Contract transactions:
Payments received from contract owners	1,569	1,077	14,566	12,328
Transfers between investment options (including GIA/MVA), net	(27,587)	(39,310)	(32,392)	(189,448)
Transfers for contract benefits and terminations	(32,977)	(89,554)	(171,412)	(211,920)
Contract maintenance charges	(3,318)	(3,828)	(5,199)	(7,994)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(62,313)	(131,615)	(194,437)	(397,034)

Total increase (decrease) in net assets	87,329	94,190	(79,497)	(107,231)

Net assets at beginning of period	863,468	769,278	1,372,303	1,479,534

Net assets at end of period	$950,797	$863,468	$1,292,806	$1,372,303

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Sentinel Variable Products Balanced Fund		Sentinel Variable Products Bond Fund
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$34,043	$47,235	$887,661	$1,369,137
Realized gains (losses)	(678)	(48,540)	2,096,510	2,020,538
Unrealized appreciation (depreciation) during the year	282,218	193,947	(682,266)	66,649

Net increase (decrease) in net assets from operations	315,583	192,642	2,301,905	3,456,324

Contract transactions:
Payments received from contract owners	1,637	120,215	511,286	4,454,353
Transfers between investment options (including GIA/MVA), net	2,005,269	2,015,163	3,646,274	1,891,255
Transfers for contract benefits and terminations	(415,691)	(333,192)	(4,675,117)	(3,420,063)
Contract maintenance charges	(11,915)	(7,008)	(430,019)	(353,194)
Adjustments to net assets allocated to contracts in payout period	-	-	3	(263)

Net increase (decrease) in net assets resulting from contract transactions	1,579,300	1,795,178	(947,573)	2,572,088

Total increase (decrease) in net assets	1,894,883	1,987,820	1,354,332	6,028,412

Net assets at beginning of period	2,599,812	611,992	38,292,739	32,264,327

Net assets at end of period	$4,494,695	$2,599,812	$39,647,071	$38,292,739

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Sentinel Variable Products Common Stock Fund		Sentinel Variable Products Mid Cap Fund
	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(53,449)	$265,429	$(9,286)	$(6,862)
Realized gains (losses)	2,699,417	514,697	1,775	(37,908)
Unrealized appreciation (depreciation) during the year	14,936,050	28,205,758	133,668	193,118

Net increase (decrease) in net assets from operations	17,582,018	28,985,884	126,157	148,348

Contract transactions:
Payments received from contract owners	1,635,317	11,933,070	2,054	6,897
Transfers between investment options (including GIA/MVA), net	285,939	14,406,054	446,888	103,215
Transfers for contract benefits and terminations	(11,283,999)	(7,045,913)	(157,974)	(93,834)
Contract maintenance charges	(1,414,167)	(1,118,532)	(2,757)	(1,468)
Adjustments to net assets allocated to contracts in payout period	182	(830)	-	-

Net increase (decrease) in net assets resulting from contract transactions	(10,776,728)	18,173,849	288,211	14,810

Total increase (decrease) in net assets	6,805,290	47,159,733	414,368	163,158

Net assets at beginning of period	131,290,196	84,130,463	648,155	484,997

Net assets at end of period	$138,095,486	$131,290,196	$1,062,523	$648,155

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Sentinel Variable Products Small Company Fund		Templeton Developing Markets Securities Fund – Class 2
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(248,759)	$(138,612)	$16,926	$175,599
Realized gains (losses)	700,864	70,176	275,542	(470,884)
Unrealized appreciation (depreciation) during the year	3,423,404	4,159,512	802,875	3,374,407

Net increase (decrease) in net assets from operations	3,875,509	4,091,076	1,095,343	3,079,122

Contract transactions:
Payments received from contract owners	215,839	1,549,532	59,011	113,315
Transfers between investment options (including GIA/MVA), net	(348,884)	2,551,275	667,710	1,623,818
Transfers for contract benefits and terminations	(1,876,657)	(1,026,276)	(1,232,856)	(1,025,433)
Contract maintenance charges	(187,896)	(149,045)	(17,179)	(15,551)
Adjustments to net assets allocated to contracts in payout period	21	(115)	(3)	67

Net increase (decrease) in net assets resulting from contract transactions	(2,197,577)	2,925,371	(523,317)	696,216

Total increase (decrease) in net assets	1,677,932	7,016,447	572,026	3,775,338

Net assets at beginning of period	19,030,615	12,014,168	8,073,762	4,298,424

Net assets at end of period	$20,708,547	$19,030,615	$8,645,788	$8,073,762

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Templeton Foreign Securities Fund – Class 2		Templeton Global Asset Allocation Fund – Class 2
	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$98,267	$389,994	$100,635	$240,467
Realized gains (losses)	(121,366)	214,578	(3,296,058)	(188,346)
Unrealized appreciation (depreciation) during the year	987,431	4,572,691	3,286,314	451,049

Net increase (decrease) in net assets from operations	964,332	5,177,263	90,891	503,170

Contract transactions:
Payments received from contract owners	219,806	238,605	3,899	13,645
Transfers between investment options (including GIA/MVA), net	(675,947)	(315,457)	(2,752,559)	(299,669)
Transfers for contract benefits and terminations	(3,081,225)	(3,262,217)	(68,384)	(595,297)
Contract maintenance charges	(55,859)	(73,129)	(623)	(3,845)
Adjustments to net assets allocated to contracts in payout period	37	(178)	-	-

Net increase (decrease) in net assets resulting from contract transactions	(3,593,188)	(3,412,376)	(2,817,667)	(885,166)

Total increase (decrease) in net assets	(2,628,856)	1,764,887	(2,726,776)	(381,996)

Net assets at beginning of period	19,402,639	17,637,752	2,726,776	3,108,772

Net assets at end of period	$16,773,783	$19,402,639	$-	$2,726,776

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Templeton Growth Securities Fund – Class 2		Virtus Capital Growth Series
	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(14,655)	$969,712	$(366,732)	$(186,958)
Realized gains (losses)	(633,486)	(2,629,709)	(3,276,709)	(6,289,681)
Unrealized appreciation (depreciation) during the year	4,018,560	16,529,010	8,787,848	16,448,354

Net increase (decrease) in net assets from operations	3,370,419	14,869,013	5,144,407	9,971,715

Contract transactions:
Payments received from contract owners	438,538	1,440,490	531,876	984,346
Transfers between investment options (including GIA/MVA), net	(454,774)	(1,102,647)	(1,224,595)	(1,887,920)
Transfers for contract benefits and terminations	(5,378,321)	(5,295,192)	(5,053,904)	(5,784,058)
Contract maintenance charges	(493,803)	(496,532)	(109,110)	(126,514)
Adjustments to net assets allocated to contracts in payout period	(76)	682	3,563	(873)

Net increase (decrease) in net assets resulting from contract transactions	(5,888,436)	(5,453,199)	(5,852,170)	(6,815,019)

Total increase (decrease) in net assets	(2,518,017)	9,415,814	(707,763)	3,156,696

Net assets at beginning of period	62,274,272	52,858,458	43,920,944	40,764,248

Net assets at end of period	$59,756,255	$62,274,272	$43,213,181	$43,920,944

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Virtus Growth & Income Series		Virtus International Series
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(142,799)	$160,944	$2,958,859	$4,725,421
Realized gains (losses)	(425,727)	(1,738,977)	(1,830,712)	(4,607,229)
Unrealized appreciation (depreciation) during the year	8,398,184	12,187,534	28,839,287	84,579,777

Net increase (decrease) in net assets from operations	7,829,658	10,609,501	29,967,434	84,697,969

Contract transactions:
Payments received from contract owners	508,259	404,938	1,846,389	9,356,565
Transfers between investment options (including GIA/MVA), net	40,640,412	(195,999)	8,040,914	(2,641,407)
Transfers for contract benefits and terminations	(8,296,228)	(6,854,981)	(26,525,614)	(21,981,374)
Contract maintenance charges	(298,379)	(319,555)	(2,127,447)	(1,989,452)
Adjustments to net assets allocated to contracts in payout period	(122,118)	(1,011)	4,946	3,380

Net increase (decrease) in net assets resulting from contract transactions	32,431,946	(6,966,608)	(34,842,640)	(17,252,288)

Total increase (decrease) in net assets	40,261,604	3,642,893	(4,875,206)	67,445,681

Net assets at beginning of period	58,431,412	54,788,519	284,856,320	217,410,639

Net assets at end of period	$98,693,016	$58,431,412	$279,981,114	$284,856,320

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Virtus Multi-Sector Fixed Income Series		Virtus Real Estate Securities Series
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$8,025,992	$7,172,156	$416,197	$1,361,438
Realized gains (losses)	1,061,549	(1,795,534)	1,443,414	54,572
Unrealized appreciation (depreciation) during the year	6,518,264	35,212,527	15,515,488	16,308,680

Net increase (decrease) in net assets from operations	15,605,805	40,589,149	17,375,099	17,724,690

Contract transactions:
Payments received from contract owners	1,120,876	7,816,620	627,719	2,432,778
Transfers between investment options (including GIA/MVA), net	17,541,377	(1,943,514)	(10,172,302)	4,499,124
Transfers for contract benefits and terminations	(18,327,815)	(22,004,788)	(8,264,309)	(5,801,079)
Contract maintenance charges	(902,742)	(890,641)	(536,178)	(445,998)
Adjustments to net assets allocated to contracts in payout period	2,795	15,581	1,782	606

Net increase (decrease) in net assets resulting from contract transactions	(565,509)	(17,006,742)	(18,343,288)	685,431

Total increase (decrease) in net assets	15,040,296	23,582,407	(968,189)	18,410,121

Net assets at beginning of period	133,017,805	109,435,398	74,936,560	56,526,439

Net assets at end of period	$148,058,101	$133,017,805	$73,968,371	$74,936,560

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Virtus Small-Cap Growth Series		Virtus Small-Cap Value Series
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(201,744)	$(171,337)	$(19,669)	$(165,491)
Realized gains (losses)	(1,067,796)	(2,820,219)	(1,054,717)	(1,938,752)
Unrealized appreciation (depreciation) during the year	3,188,248	5,311,115	6,456,566	5,457,187

Net increase (decrease) in net assets from operations	1,918,708	2,319,559	5,382,180	3,352,944

Contract transactions:
Payments received from contract owners	127,386	119,281	214,093	158,893
Transfers between investment options (including GIA/MVA), net	15,133,330	(1,170,852)	74,150,726	(603,888)
Transfers for contract benefits and terminations	(2,214,759)	(1,863,200)	(3,560,036)	(2,785,886)
Contract maintenance charges	(59,502)	(62,151)	(190,213)	(110,911)
Adjustments to net assets allocated to contracts in payout period	1,208	(523)	4,642	514

Net increase (decrease) in net assets resulting from contract transactions	12,987,663	(2,977,445)	70,619,212	(3,341,278)

Total increase (decrease) in net assets	14,906,371	(657,886)	76,001,392	11,666

Net assets at beginning of period	13,994,169	14,652,055	21,415,173	21,403,507

Net assets at end of period	$28,900,540	$13,994,169	$97,416,565	$21,415,173

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Virtus Strategic Allocation Series		Wanger International
	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$469,283	$735,977	$1,072,887	$2,089,750
Realized gains (losses)	(1,439,716)	(3,021,555)	1,195,704	187,699
Unrealized appreciation (depreciation) during the year	4,413,162	8,902,218	17,754,559	31,669,631

Net increase (decrease) in net assets from operations	3,442,729	6,616,640	20,023,150	33,947,080

Contract transactions:
Payments received from contract owners	941,070	652,872	713,095	2,314,968
Transfers between investment options (including GIA/MVA), net	(1,495,396)	(1,580,645)	(7,066,162)	(726,548)
Transfers for contract benefits and terminations	(6,120,020)	(5,652,729)	(10,539,827)	(10,739,224)
Contract maintenance charges	(48,342)	(67,648)	(502,393)	(490,488)
Adjustments to net assets allocated to contracts in payout period	72	7,143	5,716	(1,634)

Net increase (decrease) in net assets resulting from contract transactions	(6,722,616)	(6,641,007)	(17,389,571)	(9,642,926)

Total increase (decrease) in net assets	(3,279,887)	(24,367)	2,633,579	24,304,154

Net assets at beginning of period	34,588,583	34,612,950	100,002,131	75,697,977

Net assets at end of period	$31,308,696	$34,588,583	$102,635,710	$100,002,131

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Wanger International Select		Wanger Select
	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,125)	$161,800	$(102,271)	$(160,754)
Realized gains (losses)	(140,805)	(1,625,329)	824,548	(237,038)
Unrealized appreciation (depreciation) during the year	1,875,009	3,764,842	2,365,295	6,530,712

Net increase (decrease) in net assets from operations	1,731,079	2,301,313	3,087,572	6,132,920

Contract transactions:
Payments received from contract owners	69,632	114,298	211,232	206,720
Transfers between investment options (including GIA/MVA), net	(695,688)	(648,186)	(371,506)	(206,896)
Transfers for contract benefits and terminations	(1,369,856)	(1,404,958)	(2,484,759)	(2,610,499)
Contract maintenance charges	(30,875)	(36,646)	(36,151)	(48,721)
Adjustments to net assets allocated to contracts in payout period	-	-	2,307	(674)

Net increase (decrease) in net assets resulting from contract transactions	(2,026,787)	(1,975,492)	(2,678,877)	(2,660,070)

Total increase (decrease) in net assets	(295,708)	325,821	408,695	3,472,850

Net assets at beginning of period	10,332,266	10,006,445	14,577,917	11,105,067

Net assets at end of period	$10,036,558	$10,332,266	$14,986,612	$14,577,917

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Wanger USA
	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(612,470)	$(569,542)
Realized gains (losses)	2,831,281	512,635
Unrealized appreciation (depreciation) during the year	6,823,546	14,606,574

Net increase (decrease) in net assets from operations	9,042,357	14,549,667

Contract transactions:
Payments received from contract owners	556,866	719,815
Transfers between investment options (including GIA/MVA), net	(1,572,219)	(2,498,366)
Transfers for contract benefits and terminations	(7,310,739)	(7,631,866)
Contract maintenance charges	(84,326)	(102,010)
Adjustments to net assets allocated to contracts in payout period	6,340	419

Net increase (decrease) in net assets resulting from contract transactions	(8,404,078)	(9,512,008)

Total increase (decrease) in net assets	638,279	5,037,659
Net assets at beginning of period	49,043,795	44,006,136

Net assets at end of period	$49,682,074	$49,043,795

See Notes to Financial Statements

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 1—Organization

The PHL Variable Accumulation Account (the “Separate Account”), is a separate investment account of PHL Variable Insurance Company (“PHL Variable” or “the Sponsor”). PHL Variable is a Connecticut stock life insurance company and is an indirect wholly-owned subsidiary of Phoenix Life Insurance Company (“Phoenix”). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“PNX”). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Separate Account currently consists of 58 investment options that invest in shares of underlying funds. The underlying funds include Virtus Variable Insurance Trust (formerly The Phoenix Edge Series Fund), Invesco Variable Insurance Funds, The Alger Portfolios, Alliance Bernstein® Variable Products Series (VPS) Fund, Inc., DWS Investments VIT Funds, Federated Insurance Series, Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Inc., Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, Sentinel Variable Products Trust, Calvert Variable Products, Inc., and Wanger Advisors Trust (collectively, the “Funds”).

The Separate Account may invest in the following investment options:

Alger Capital Appreciation Portfolio – Class 1-2 Shares
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares (formerly Summit S&P MidCap 400 Index Portfolio – Class I Shares)
DWS Equity 500 Index VIP – Class A
DWS Small Cap Index VIP – Class A
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II – Primary Shares
Federated Prime Money Fund II
Fidelity® VIP Contrafund® Portfolio – Service Class
Fidelity® VIP Growth Opportunities Portfolio – Service Class
Fidelity® VIP Growth Portfolio – Service Class
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Franklin Flex Cap Growth Securities Fund – Class 2
Franklin Income Securities Fund – Class 2
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II (merging series Phoenix Dynamic Asset Allocation Series: Aggressive Growth)
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II (merging series Phoenix Dynamic Asset Allocation Series: Moderate Growth)
Ibbotson Growth ETF Asset Allocation Portfolio – Class II (merging series Phoenix Dynamic Asset Allocation Series: Growth)
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II (merging series Phoenix Dynamic Asset Allocation Series: Moderate)
Invesco V.I. Capital Appreciation Fund – Series I Shares (formerly AIM V.I. Capital Appreciation Fund – Series I Shares)
Invesco V.I. Core Equity Fund – Series I Shares (formerly AIM V.I. Core Equity Fund – Series I Shares)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares (formerly AIM V.I. Mid Cap Core Equity Fund – Series I Shares)
Invesco Van Kampen V.I. Equity and Income Portfolio – Class II (formerly Van Kampen UIF Equity and Income Portfolio-Class II)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
Mutual Shares Securities Fund – Class 2 (included in Franklin Templeton Variable Insurance Products Trust)
Neuberger Berman AMT Guardian Portfolio – Class S
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
Oppenheimer Capital Appreciation Fund/VA – Service Shares
Oppenheimer Global Securities Fund/VA – Service Shares

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 1—Organization (Continued)

Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
PIMCO Real Return Portfolio – Advisor Class
PIMCO Total Return Portfolio – Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
Rydex|SGI VT U.S. Long Short Momentum Fund (formerly Rydex Variable Trust All-Cap Opportunity Fund)
Sentinel Variable Products Balanced Fund
Sentinel Variable Products Bond Fund
Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Mid Cap Fund (formerly Sentinel Variable Products Mid Cap Growth Fund)
Sentinel Variable Products Small Company Fund
Templeton Developing Markets Securities Fund – Class 2
Templeton Foreign Securities Fund – Class 2
Templeton Growth Securities Fund – Class 2
Virtus Capital Growth Series (formerly Phoenix Capital Growth Series) (merging series Phoenix Comstock Series and Phoenix Equity 500 Series, surviving series Phoenix Capital Growth Series)
Virtus Growth & Income Series (formerly Phoenix Growth and Income Series)
Virtus International Series (formerly Phoenix-Aberdeen International Series)
Virtus Multi-Sector Fixed Income Series (formerly Phoenix Multi-Sector Fixed Income Series) (merging series Phoenix Multi-Sector Short Term Bond Series, surviving series Phoenix Multi-Sector Fixed Income Series)
Virtus Real Estate Securities Series (formerly Phoenix-Duff & Phelps Real Estate Securities Series)
Virtus Small-Cap Growth Series (formerly Phoenix Small-Cap Growth Series) (merging series Phoenix Mid-Cap Growth Series, surviving series Phoenix Small-Cap Growth Series)
Virtus Small-Cap Value Series (formerly Phoenix Small-Cap Value Series) (merging series Phoenix Mid-Cap Value Series, surviving series Phoenix Small-Cap Value Series)
Virtus Strategic Allocation Series (formerly Phoenix Strategic Allocation Series)
Wanger International
Wanger International Select
Wanger Select
Wanger USA

The following funds 2 were available to the Separate Account as an investment options until they liquidated during the period:

Phoenix Money Market Series (liquidated 1/22/10)
Templeton Global Asset Allocation Fund – Class 2 (liquidated 4/30/10)

Additionally, policy owners may direct the allocation of their investments between the Separate Account, the Guaranteed Interest Account (“GIA”) and/or the Market Valuation Account (“MVA”).

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable’s other asset and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts may not be used to pay liabilities arising out of any other business PHL Variable may conduct.

Note 2—Significant Accounting Policies

The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A.	Valuation of investments: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 2—Significant Accounting Policies (Continued)

B.	Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C.	Income taxes: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D.	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E.	Distributions: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

F.	Security Valuation: The Separate Account utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

•

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3—Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund manager. Investments held by the Separate Account are Level 1 of the hierarchy.

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 3—Purchases and Proceeds from Sales of Investments

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2010 were as follows:

Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$305,128	$2,018,361
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B	1,803,263	1,041,683
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	849,875	585,518
DWS Equity 500 Index VIP – Class A	3,115,417	10,733,626
DWS Small Cap Index VIP – Class A	298,178	494,470
Federated Fund for U.S. Government Securities II	24,478,352	37,122,229
Federated High Income Bond Fund II – Primary Shares	8,263,926	8,809,123
Federated Prime Money Fund II	115,425,750	49,016,841
Fidelity® VIP Contrafund® Portfolio – Service Class	5,138,693	17,286,841
Fidelity® VIP Growth Opportunities Portfolio – Service Class	2,003,272	20,802,309
Fidelity® VIP Growth Portfolio – Service Class	900,228	4,937,097
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	9,189,307	10,569,944
Franklin Flex Cap Growth Securities Fund – Class 2	132,116	283,933
Franklin Income Securities Fund – Class 2	8,173,997	11,924,821
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	16,351,689	212,599
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	25,205,898	201,082
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	24,695,247	459,995
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	32,528,172	542,389
Invesco V.I. Capital Appreciation Fund – Series I Shares	1,433,850	6,659,611
Invesco V.I. Core Equity Fund – Series I Shares	324,960	1,602,841
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	181,351	914,490
Invesco Van Kampen V.I. Equity and Income Fund – Class II	433,493	248,220
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	175,993	427,164
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	2,725,779	4,141,183
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	3,842,377	16,966,709
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares	987,058	2,488,537
Mutual Shares Securities Fund – Class 2	4,174,966	13,360,665
Neuberger Berman AMT Guardian Portfolio – S Class	2,489,874	7,997,714
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	255,630	242,632
Oppenheimer Capital Appreciation Fund/VA – Service Shares	739,367	939,754
Oppenheimer Global Securities Fund/VA – Service Shares	1,127,307	1,070,842
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	1,810,769	8,300,656
Phoenix Comstock Series	977,939	20,320,270
Phoenix Dynamic Asset Allocation Series: Aggressive Growth	2,394,374	18,268,062
Phoenix Dynamic Asset Allocation Series: Growth	2,314,706	27,475,505
Phoenix Dynamic Asset Allocation Series: Moderate	19,836,584	45,500,213
Phoenix Dynamic Asset Allocation Series: Moderate Growth	7,096,175	30,603,587
Phoenix Equity 500 Index Series	1,012,586	31,413,941
Phoenix Mid-Cap Growth Series	1,113,608	18,541,644
Phoenix Mid-Cap Value Series	1,377,828	88,294,105
Phoenix Money Market Series	1,348,229	79,641,235
Phoenix Multi-Sector Short Term Bond Series	7,899,203	30,944,894
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	8,563,359	6,290,570
PIMCO Real Return Portfolio – Advisor Class	1,506,559	3,601,832
PIMCO Total Return Portfolio – Advisor Class	6,363,373	8,018,509
Rydex VT Inverse Government Long Bond Strategy Fund	125,556	228,634
Rydex VT Nova Fund	10,235	82,922
Rydex|SGI VT U.S. Long Short Momentum Fund	54,185	266,324

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 3—Purchases and Proceeds from Sales of Investments (Continued)

Investment Option	Purchases	Sales
Sentinel Variable Products Balanced Fund	$3,187,114	$1,573,771
Sentinel Variable Products Bond Fund	9,802,331	7,901,985
Sentinel Variable Products Common Stock Fund	7,157,261	17,987,438
Sentinel Variable Products Mid Cap Fund	730,757	451,832
Sentinel Variable Products Small Company Fund	1,050,255	3,496,591
Templeton Developing Markets Securities Fund – Class 2	2,781,027	3,287,418
Templeton Foreign Securities Fund – Class 2	1,807,294	5,302,215
Templeton Global Asset Allocation Fund – Class 2	296,271	2,834,750
Templeton Growth Securities Fund – Class 2	6,065,996	11,969,087
Virtus Capital Growth Series	1,034,672	7,253,574
Virtus Growth & Income Series	58,603,720	26,314,571
Virtus International Series	12,887,022	44,770,803
Virtus Multi-Sector Fixed Income Series	37,734,125	30,273,642
Virtus Real Estate Securities Series	4,201,842	22,128,933
Virtus Small-Cap Growth Series	16,417,915	3,631,995
Virtus Small-Cap Value Series	77,773,676	7,174,132
Virtus Strategic Allocation Series	2,349,236	8,602,569
Wanger International	6,147,518	22,464,201
Wanger International Select	1,009,725	3,039,636
Wanger Select	2,183,936	4,965,084
Wanger USA	3,449,355	12,465,902

	$618,226,829	$899,786,255

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 4—Changes in Units Outstanding

The changes in units outstanding were as follows:

	For the period ended December 31, 2010			For the period ended December 31, 2009
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	157,299	(1,049,447)	(892,148)	39,303	(1,403,195)	(1,363,892)
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B	1,831,162	(1,037,101)	794,061	1,552,004	(713,781)	838,223
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	777,701	(623,515)	154,186	902,564	(425,881)	476,683
DWS Equity 500 Index VIP – Class A	1,053,652	(5,109,435)	(4,055,783)	1,928,624	(4,686,922)	(2,758,298)
DWS Small Cap Index VIP – Class A	289,369	(546,099)	(256,730)	744,436	(407,985)	336,451
Federated Fund for U.S. Government Securities II	6,884,675	(13,460,692)	(6,576,017)	6,895,385	(21,420,419)	(14,525,034)
Federated High Income Bond Fund II – Primary Shares	2,948,923	(2,928,225)	20,698	2,390,633	(3,104,587)	(713,954)
Federated Prime Money Fund II	115,667,683	(48,398,093)	67,269,590	-	-	-
Fidelity® VIP Contrafund® Portfolio – Service Class	2,086,322	(6,957,376)	(4,871,054)	3,587,449	(9,850,195)	(6,262,746)
Fidelity® VIP Growth Opportunities Portfolio – Service Class	1,501,718	(16,357,047)	(14,855,329)	28,622,445	(12,321,931)	16,300,514
Fidelity® VIP Growth Portfolio – Service Class	601,934	(3,239,708)	(2,637,774)	1,107,369	(3,735,926)	(2,628,557)
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	5,724,712	(8,381,726)	(2,657,014)	13,364,647	(11,218,449)	2,146,198
Franklin Flex Cap Growth Securities Fund – Class 2	137,855	(296,794)	(158,939)	340,950	(106,728)	234,222
Franklin Income Securities Fund – Class 2	4,528,352	(11,108,427)	(6,580,075)	9,834,580	(13,282,668)	(3,448,088)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	16,190,319	(183,963)	16,006,356	-	-	-
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	25,008,384	(161,389)	24,846,995	-	-	-
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	24,395,378	(414,336)	23,981,042	-	-	-
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	32,431,722	(489,337)	31,942,385	-	-	-
Invesco V.I. Capital Appreciation Fund – Series I Shares	727,647	(3,690,396)	(2,962,749)	1,949,379	(3,999,315)	(2,049,936)
Invesco V.I. Core Equity Fund – Series I Shares	249,900	(1,484,607)	(1,234,707)	186,954	(1,946,323)	(1,759,369)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	137,773	(730,627)	(592,854)	97,372	(868,589)	(771,217)
Invesco Van Kampen V.I. Equity and Income Fund – Class II	411,864	(231,728)	180,136	401,126	(561,656)	(160,530)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	67,438	(366,703)	(299,265)	39,560	(582,011)	(542,451)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	1,747,561	(3,107,028)	(1,359,467)	2,130,971	(4,233,444)	(2,102,473)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	3,633,448	(16,650,527)	(13,017,079)	6,476,981	(21,331,521)	(14,854,540)
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares	981,806	(2,580,806)	(1,599,000)	970,673	(3,138,972)	(2,168,299)
Mutual Shares Securities Fund – Class 2	2,284,219	(8,817,264)	(6,533,045)	8,784,816	(9,073,383)	(288,567)
Neuberger Berman AMT Guardian Portfolio – S Class	2,686,147	(8,318,383)	(5,632,236)	15,707,572	(7,063,349)	8,644,223
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	336,898	(348,839)	(11,941)	378,605	(109,820)	268,785
Oppenheimer Capital Appreciation Fund/VA – Service Shares	870,630	(1,099,378)	(228,748)	2,289,765	(1,329,402)	960,363
Oppenheimer Global Securities Fund/VA – Service Shares	1,217,359	(1,162,010)	55,349	1,458,865	(2,233,518)	(774,653)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	1,943,368	(9,414,767)	(7,471,399)	13,139,829	(7,526,562)	5,613,267
Phoenix Comstock Series	389,717	(9,174,165)	(8,784,448)	779,647	(3,641,662)	(2,862,015)
Phoenix Dynamic Asset Allocation Series: Aggressive Growth	2,472,694	(18,831,221)	(16,358,527)	2,342,899	(1,714,559)	628,340
Phoenix Dynamic Asset Allocation Series: Growth	2,241,418	(27,524,814)	(25,283,396)	3,281,155	(4,250,693)	(969,538)
Phoenix Dynamic Asset Allocation Series: Moderate	17,858,701	(42,691,811)	(24,833,110)	18,163,533	(12,109,404)	6,054,129
Phoenix Dynamic Asset Allocation Series: Moderate Growth	7,026,191	(29,587,067)	(22,560,876)	7,901,165	(5,599,137)	2,302,028
Phoenix Equity 500 Index Series	379,005	(18,451,863)	(18,072,858)	587,648	(4,729,731)	(4,142,083)
Phoenix Mid-Cap Growth Series	708,410	(11,460,665)	(10,752,255)	903,879	(3,049,193)	(2,145,314)
Phoenix Mid-Cap Value Series	612,521	(52,935,985)	(52,323,464)	10,541,624	(6,657,340)	3,884,284
Phoenix Money Market Series	799,220	(47,387,750)	(46,588,530)	28,437,204	(41,996,444)	(13,559,240)
Phoenix Multi-Sector Short Term Bond Series	4,831,541	(22,017,288)	(17,185,747)	7,457,584	(9,839,944)	(2,382,360)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	2,632,296	(6,338,645)	(3,706,349)	15,345,725	(5,765,906)	9,579,819
PIMCO Real Return Portfolio – Advisor Class	1,132,224	(2,903,727)	(1,771,503)	5,780,754	(5,173,179)	607,575

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 4—Changes in Units Outstanding (Continued)

	For the period ended December 31, 2010			For the period ended December 31, 2009
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
PIMCO Total Return Portfolio – Advisor Class	4,100,363	(5,869,653)	(1,769,290)	9,580,861	(6,568,594)	3,012,267
Rydex VT Inverse Government Long Bond Strategy Fund	209,960	(339,080)	(129,120)	187,293	(538,371)	(351,078)
Rydex VT Nova Fund	9,008	(69,285)	(60,277)	16,423	(183,161)	(166,738)
Rydex|SGI VT U.S. Long Short Momentum Fund	41,109	(181,848)	(140,739)	23,867	(376,475)	(352,608)
Sentinel Variable Products Balanced Fund	3,254,945	(1,657,191)	1,597,754	3,114,540	(1,074,192)	2,040,348
Sentinel Variable Products Bond Fund	5,407,004	(6,150,062)	(743,058)	11,188,239	(8,614,510)	2,573,729
Sentinel Variable Products Common Stock Fund	6,281,096	(18,514,536)	(12,233,440)	44,631,529	(14,966,358)	29,665,171
Sentinel Variable Products Mid Cap Fund	876,271	(576,236)	300,035	607,004	(575,684)	31,320
Sentinel Variable Products Small Company Fund	1,168,262	(3,622,992)	(2,454,730)	7,953,722	(3,255,441)	4,698,281
Templeton Developing Markets Securities Fund – Class 2	1,665,266	(2,073,961)	(408,695)	2,888,867	(2,496,031)	392,836
Templeton Foreign Securities Fund – Class 2	793,681	(2,280,341)	(1,486,660)	1,057,777	(2,695,312)	(1,637,535)
Templeton Global Asset Allocation Fund – Class 2	2,298	(1,343,446)	(1,341,148)	10,377	(520,139)	(509,762)
Templeton Growth Securities Fund – Class 2	5,180,033	(9,756,008)	(4,575,975)	9,941,252	(11,307,646)	(1,366,394)
Virtus Capital Growth Series	806,225	(6,217,325)	(5,411,100)	1,871,629	(9,792,439)	(7,920,810)
Virtus Growth & Income Series	43,359,429	(19,643,220)	23,716,209	2,479,616	(7,243,582)	(4,763,966)
Virtus International Series	3,795,186	(20,837,521)	(17,042,335)	31,002,260	(22,969,666)	8,032,594
Virtus Multi-Sector Fixed Income Series	9,375,518	(12,533,192)	(3,157,674)	16,266,494	(17,776,109)	(1,509,615)
Virtus Real Estate Securities Series	926,963	(11,545,537)	(10,618,574)	15,375,676	(5,476,987)	9,898,689
Virtus Small-Cap Growth Series	5,165,609	(1,128,545)	4,037,064	455,782	(1,708,293)	(1,252,511)
Virtus Small-Cap Value Series	55,862,183	(3,023,594)	52,838,589	883,172	(2,263,628)	(1,380,456)
Virtus Strategic Allocation Series	682,024	(3,678,090)	(2,996,066)	679,414	(4,301,916)	(3,622,502)
Wanger International	1,237,898	(7,573,102)	(6,335,204)	8,390,051	(8,586,295)	(196,244)
Wanger International Select	341,218	(960,941)	(619,723)	669,113	(1,557,294)	(888,181)
Wanger Select	722,458	(1,433,633)	(711,175)	1,139,364	(2,290,831)	(1,151,467)
Wanger USA	1,154,652	(3,765,627)	(2,610,975)	1,535,050	(5,614,012)	(4,078,962)

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2010, 2009, 2008, 2007, and 2006 follows:

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Alger Capital Appreciation Portfolio – Class I-2 Shares
2010	2,946	1.80	to	3.08	6,020	0.41%	0.90%	to	1.95%	(0.26%)	to	13.00%
2009	3,838	1.60	to	2.73	7,000	-	0.90%	to	1.95%	48.16%	to	49.74%
2008	5,202	1.08	to	1.83	6,339	-	0.90%	to	1.95%	(46.21%)	to	(45.63%)
2007	7,444	1.99	to	3.37	16,676	-	0.90%	to	1.95%	30.92%	to	32.33%
2006	9,640	1.51	to	2.55	16,453	-	0.90%	to	1.95%	12.55%	to	18.19%
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
2010	4,542	0.98	to	1.01	4,520	2.51%	0.90%	to	1.80%	3.42%	to	9.31%
2009	3,748	0.91	to	0.92	3,427	0.79%	0.90%	to	1.80%	(2.91%)	to	27.97%
2008[19]	2,910	0.75	to	0.75	2,170	2.77%	0.90%	to	1.80%	(29.46%)	to	(5.03%)
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2010	762	1.15	to	1.18	887	1.60%	0.90%	to	1.75%	1.20%	to	26.35%
2009	608	0.93	to	0.95	568	0.97%	0.90%	to	1.75%	10.86%	to	49.30%
2008[21]	131	0.70	to	0.70	91	0.84%	1.10%	to	1.60%	(43.72%)	to	(11.18%)
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
DWS Equity 500 Index VIP – Class A
2010	23,243	0.84	to	2.51	51,826	1.94%	0.90%	to	2.25%	12.13%	to	13.67%
2009	27,298	0.75	to	2.20	53,545	2.85%	0.90%	to	2.25%	(13.55%)	to	25.19%
2008	30,057	0.60	to	1.76	47,286	2.47%	0.90%	to	2.25%	(38.57%)	to	(29.73%)
2007	32,498	0.97	to	2.83	82,484	1.52%	0.90%	to	2.25%	(0.14%)	to	4.34%
2006	32,362	1.18	to	2.71	79,149	1.17%	0.90%	to	2.25%	(2.51%)	to	14.49%
DWS Small Cap Index VIP – Class A
2010	238	1.13	to	1.16	272	1.12%	0.90%	to	1.65%	(5.02%)	to	25.26%
2009	495	0.91	to	0.92	452	2.42%	0.90%	to	1.65%	9.49%	to	40.55%
2008[21]	158	0.73	to	0.73	116	-	1.10%	to	1.60%	(46.58%)	to	(3.63%)
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Federated Fund for U.S. Government Securities II
2010	53,689	1.15	to	3.28	141,530	4.59%	0.90%	to	1.95%	3.12%	to	4.22%
2009	60,265	1.11	to	3.15	153,297	5.24%	0.50%	to	1.95%	(0.75%)	to	4.26%
2008	74,790	1.07	to	3.02	184,073	5.02%	0.50%	to	1.95%	2.25%	to	3.76%
2007	92,674	1.04	to	2.92	220,849	4.38%	0.50%	to	1.95%	0.33%	to	5.75%
2006	91,224	1.02	to	2.77	209,018	3.86%	0.50%	to	1.95%	0.14%	to	3.62%
Federated High Income Bond Fund II – Primary Shares
2010	4,966	1.22	to	4.10	14,739	7.48%	0.75%	to	1.95%	6.63%	to	13.87%
2009	4,946	1.08	to	3.60	14,461	10.28%	0.75%	to	1.95%	1.15%	to	51.70%
2008	5,659	0.72	to	2.37	11,022	10.63%	0.75%	to	1.95%	(27.44%)	to	(15.62%)
2007	7,857	0.98	to	3.23	21,296	8.30%	0.75%	to	1.95%	(1.09%)	to	2.65%
2006	8,838	1.12	to	3.14	23,709	8.64%	0.75%	to	1.95%	0.13%	to	9.98%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Federated Prime Money Fund II
2010[22]	67,270	0.98	to	0.99	66,409	0.00%	0.75%	to	1.95%	(1.83%)	to	(0.71%)
2009	-	-	to	-	-	-	-	to	-	-	to	-
2008	-	-	to	-	-	-	-	to	-	-	to	-
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Fidelity® VIP Contrafund® Portfolio – Service Class
2010	16,590	0.95	to	3.48	44,210	1.00%	0.90%	to	1.95%	0.37%	to	16.06%
2009	21,461	0.82	to	3.01	50,108	1.24%	0.90%	to	1.95%	26.17%	to	34.44%
2008	27,724	0.61	to	2.24	48,279	0.80%	0.90%	to	1.95%	(43.73%)	to	(36.87%)
2007	35,710	1.08	to	3.95	113,863	0.83%	0.90%	to	1.95%	(0.67%)	to	16.45%
2006	35,546	1.24	to	3.40	100,303	1.13%	0.90%	to	1.95%	0.31%	to	10.59%
Fidelity® VIP Growth Opportunities Portfolio – Service Class
2010	98,711	0.85	to	2.28	124,417	0.09%	0.90%	to	1.95%	(1.03%)	to	22.54%
2009	113,566	0.70	to	1.86	118,283	0.39%	0.90%	to	1.95%	2.00%	to	44.41%
2008	97,266	0.49	to	1.29	75,492	0.48%	0.90%	to	1.95%	(55.94%)	to	(52.58%)
2007	43,891	1.10	to	2.91	101,935	-	0.90%	to	1.95%	10.35%	to	21.93%
2006	19,629	1.12	to	2.39	42,654	0.39%	0.90%	to	1.95%	(0.42%)	to	4.36%
Fidelity® VIP Growth Portfolio – Service Class
2010	10,591	0.93	to	2.99	19,432	0.17%	0.75%	to	1.95%	21.64%	to	23.13%
2009	13,229	0.76	to	2.43	19,577	0.33%	0.50%	to	1.95%	5.18%	to	27.19%
2008	15,858	0.60	to	1.94	18,242	0.69%	0.50%	to	1.95%	(48.26%)	to	(6.52%)
2007	19,209	1.16	to	3.70	41,309	0.62%	0.50%	to	1.95%	(2.64%)	to	26.23%
2006	20,603	1.12	to	2.93	36,134	0.29%	0.50%	to	1.95%	3.75%	to	6.20%
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
2010	47,398	1.16	to	1.21	56,225	3.40%	0.90%	to	1.95%	5.58%	to	6.71%
2009	50,055	1.10	to	1.14	55,900	8.45%	0.90%	to	1.95%	0.26%	to	14.63%
2008	47,909	0.97	to	0.99	46,922	3.15%	0.90%	to	1.95%	(5.08%)	to	(3.33%)
2007[15]	26,098	1.02	to	1.04	26,891	0.20%	0.90%	to	1.80%	0.71%	to	3.67%
2006	-	-	to	-	-	-	-	to	-	-	to	-
Franklin Flex Cap Growth Securities Fund – Class 2
2010	307	1.08	to	1.10	334	-	1.10%	to	1.80%	5.06%	to	18.94%
2009	466	0.95	to	0.96	442	-	1.10%	to	1.80%	7.52%	to	31.51%
2008[20]	231	0.73	to	0.73	168	0.07%	1.10%	to	1.65%	(32.37%)	to	10.65%
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Franklin Income Securities Fund – Class 2
2010	50,003	0.99	to	1.20	54,025	6.60%	0.90%	to	1.95%	10.48%	to	11.66%
2009	56,584	0.89	to	1.07	55,068	8.18%	0.90%	to	1.95%	9.53%	to	37.94%
2008	60,032	0.66	to	0.80	44,070	5.55%	0.90%	to	1.95%	(31.03%)	to	(30.29%)
2007	44,645	0.96	to	1.14	49,235	2.99%	0.90%	to	1.95%	0.17%	to	2.82%
2006[13]	8,119	1.04	to	1.11	8,983	0.68%	0.90%	to	1.95%	3.11%	to	12.87%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
2010[23]	16,006	1.05	to	1.05	16,756	2.40%	0.90%	to	1.80%	3.88%	to	3.99%
2009	-	-	to	-	-	-	-	to	-	-	to	-
2008	-	-	to	-	-	-	-	to	-	-	to	-
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
2010[23]	24,847	1.02	to	1.03	25,450	5.67%	0.90%	to	1.80%	2.25%	to	2.36%
2009	-	-	to	-	-	-	-	to	-	-	to	-
2008	-	-	to	-	-	-	-	to	-	-	to	-
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
2010[23]	23,981	1.04	to	1.04	24,932	5.60%	0.90%	to	1.95%	3.31%	to	3.44%
2009	-	-	to	-	-	-	-	to	-	-	to	-
2008	-	-	to	-	-	-	-	to	-	-	to	-
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
2010[23]	31,942	1.01	to	1.01	32,290	4.21%	0.90%	to	1.95%	1.21%	to	1.33%
2009	-	-	to	-	-	-	-	to	-	-	to	-
2008	-	-	to	-	-	-	-	to	-	-	to	-
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Invesco V.I. Capital Appreciation Fund – Series I Shares
2010	20,054	0.78	to	2.03	38,680	0.74%	0.90%	to	1.95%	13.24%	to	14.45%
2009	23,017	0.69	to	1.77	38,816	0.64%	0.90%	to	1.95%	18.72%	to	19.99%
2008	25,067	0.58	to	1.48	35,192	-	0.90%	to	1.95%	(43.62%)	to	(35.51%)
2007	26,874	1.01	to	2.60	66,230	-	0.90%	to	1.95%	(2.38%)	to	11.00%
2006	27,149	1.15	to	2.35	60,601	0.07%	0.90%	to	1.95%	3.31%	to	5.35%
Invesco V.I. Core Equity Fund – Series I Shares
2010	7,161	1.06	to	1.12	7,844	0.95%	0.90%	to	1.95%	7.42%	to	8.57%
2009	8,396	0.99	to	1.03	8,502	1.78%	0.90%	to	1.95%	14.52%	to	27.14%
2008	10,155	0.78	to	0.81	8,118	2.04%	0.90%	to	1.95%	(31.50%)	to	(30.77%)
2007	12,122	1.15	to	1.17	14,048	1.05%	0.90%	to	1.95%	6.00%	to	7.14%
2006[8]	14,232	1.08	to	1.09	15,458	0.81%	0.90%	to	1.95%	7.73%	to	8.50%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2010	2,646	1.26	to	1.34	3,461	0.55%	0.90%	to	1.95%	11.89%	to	13.09%
2009	3,239	1.12	to	1.19	3,761	1.31%	0.50%	to	1.95%	7.53%	to	29.04%
2008	4,010	0.88	to	0.93	3,623	1.41%	0.50%	to	1.95%	(29.91%)	to	(5.16%)
2007	5,350	1.26	to	1.31	6,853	0.20%	0.50%	to	1.95%	7.40%	to	11.30%
2006	6,924	1.17	to	1.21	8,201	0.88%	0.50%	to	1.95%	9.08%	to	10.69%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Invesco Van Kampen V.I. Equity and Income Fund – Class II
2010	877	0.98	to	1.14	958	2.03%	0.90%	to	1.80%	10.02%	to	11.02%
2009	696	0.88	to	1.02	693	2.44%	0.90%	to	1.80%	20.28%	to	21.39%
2008	857	0.73	to	0.84	694	2.48%	0.90%	to	1.80%	(24.07%)	to	(23.22%)
2007	521	0.96	to	1.10	560	1.49%	0.90%	to	1.80%	(3.28%)	to	2.43%
2006[13]	184	1.03	to	1.07	197	0.25%	0.90%	to	1.80%	0.63%	to	11.06%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2010	975	1.28	to	1.35	1,287	0.27%	0.90%	to	1.95%	5.21%	to	22.61%
2009	1,274	1.05	to	1.10	1,378	-	0.90%	to	1.95%	49.71%	to	51.31%
2008	1,817	0.70	to	0.73	1,303	-	0.90%	to	1.95%	(37.71%)	to	(10.10%)
2007	2,585	1.13	to	1.16	2,961	-	0.90%	to	1.95%	(9.02%)	to	(8.04%)
2006	3,521	1.24	to	1.26	4,403	-	0.90%	to	1.95%	13.81%	to	15.03%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2010	5,933	1.20	to	1.41	8,121	5.55%	0.90%	to	1.95%	10.13%	to	11.31%
2009	7,293	1.08	to	1.27	9,023	6.69%	0.90%	to	1.95%	0.62%	to	33.10%
2008	9,395	0.82	to	0.95	8,789	5.30%	0.90%	to	1.95%	(19.14%)	to	(11.57%)
2007	13,608	1.00	to	1.17	15,669	5.95%	0.90%	to	1.95%	(0.44%)	to	5.23%
2006	14,611	1.09	to	1.11	16,072	6.00%	0.90%	to	1.95%	0.62%	to	8.35%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2010	93,055	0.82	to	1.08	97,889	0.54%	0.90%	to	1.95%	15.13%	to	16.36%
2009	106,072	0.71	to	0.93	96,292	0.99%	0.90%	to	1.95%	16.58%	to	17.83%
2008	120,927	0.61	to	0.79	93,533	1.48%	0.90%	to	1.95%	(37.66%)	to	(13.11%)
2007	132,183	0.97	to	1.25	163,065	1.35%	0.90%	to	1.95%	1.13%	to	3.47%
2006	106,571	1.20	to	1.22	129,362	1.36%	0.90%	to	1.95%	4.41%	to	16.22%
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
2010	6,122	0.83	to	1.13	6,660	0.38%	0.90%	to	1.95%	0.08%	to	24.30%
2009	7,721	0.67	to	0.91	6,794	0.47%	0.90%	to	1.95%	24.15%	to	25.48%
2008	9,889	0.53	to	0.72	6,986	1.11%	0.90%	to	1.95%	(40.54%)	to	(27.12%)
2007	13,625	0.89	to	1.20	16,172	0.40%	0.90%	to	1.95%	(7.61%)	to	(0.33%)
2006	16,132	1.18	to	1.21	19,312	0.46%	0.90%	to	1.95%	(0.35%)	to	11.22%
Mutual Shares Securities Fund – Class 2
2010	46,807	0.80	to	3.27	62,650	1.55%	0.90%	to	1.95%	9.03%	to	10.20%
2009	53,340	0.73	to	2.96	66,239	1.94%	0.90%	to	1.95%	(10.16%)	to	24.91%
2008	53,629	0.59	to	2.37	58,111	3.17%	0.90%	to	1.95%	(38.34%)	to	(37.67%)
2007	36,007	0.94	to	3.81	83,298	1.35%	0.90%	to	1.95%	(1.65%)	to	2.54%
2006	19,109	1.25	to	3.71	53,592	1.24%	0.90%	to	1.95%	0.44%	to	17.32%
Neuberger Berman AMT Guardian Portfolio – S Class
2010	69,582	0.91	to	1.06	66,284	0.32%	0.90%	to	1.95%	16.62%	to	17.87%
2009	75,214	0.77	to	0.90	61,150	1.03%	0.90%	to	1.95%	3.02%	to	28.34%
2008	66,570	0.61	to	0.70	42,640	0.66%	0.90%	to	1.95%	(38.49%)	to	(25.99%)
2007	26,191	0.98	to	1.12	28,314	0.46%	0.90%	to	1.80%	0.12%	to	7.33%
2006[13]	506	1.04	to	1.06	534	1.29%	0.90%	to	1.65%	4.35%	to	15.67%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Neuberger Berman AMT Small Cap Growth Portfolio – S Class
2010	358	0.80	to	0.86	293	-	0.90%	to	1.80%	(4.01%)	to	18.30%
2009	370	0.68	to	0.73	256	-	0.90%	to	1.80%	(5.76%)	to	41.52%
2008	102	0.56	to	0.60	58	-	0.90%	to	1.80%	(40.56%)	to	0.73%
2007	60	0.95	to	1.01	57	-	0.90%	to	1.80%	(7.36%)	to	(0.39%)
2006[13]	38	0.96	to	0.97	37	-	0.90%	to	1.80%	(4.34%)	to	3.54%
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2010	1,489	0.86	to	0.96	1,379	-	0.90%	to	1.80%	(5.18%)	to	8.16%
2009	1,718	0.79	to	0.88	1,491	0.01%	0.90%	to	1.80%	(5.74%)	to	42.86%
2008	757	0.56	to	0.62	461	-	0.90%	to	1.80%	(46.64%)	to	(17.30%)
2007	768	1.13	to	1.16	877	0.01%	0.90%	to	1.80%	8.47%	to	12.83%
2006[14]	369	1.01	to	1.03	375	-	0.90%	to	1.80%	1.62%	to	12.46%
Oppenheimer Global Securities Fund/VA – Service Shares
2010	2,622	0.90	to	1.05	2,648	1.19%	0.90%	to	1.95%	2.88%	to	14.66%
2009	2,567	0.79	to	0.92	2,275	1.84%	0.90%	to	1.95%	36.64%	to	38.10%
2008	3,342	0.57	to	0.66	2,164	1.23%	0.90%	to	1.95%	(41.50%)	to	(11.77%)
2007	2,068	0.97	to	1.12	2,284	0.94%	0.90%	to	1.95%	(4.89%)	to	5.12%
2006[9]	1,094	1.06	to	1.07	1,162	-	0.90%	to	1.95%	4.31%	to	14.51%
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
2010	48,277	0.90	to	1.01	44,850	0.43%	0.90%	to	1.95%	20.66%	to	21.95%
2009	55,748	0.74	to	0.83	42,678	0.61%	0.90%	to	1.95%	5.45%	to	35.65%
2008	50,135	0.55	to	0.62	28,559	0.21%	0.90%	to	1.95%	(39.12%)	to	(28.17%)
2007	21,420	0.89	to	1.01	20,465	0.03%	0.90%	to	1.80%	(7.27%)	to	(2.28%)
2006[12]	423	0.99	to	1.04	423	-	0.90%	to	1.80%	(2.92%)	to	12.11%
Phoenix Comstock Series
2010	-	-	to	-	-	1.80%	0.75%	to	1.95%	10.26%	to	11.40%
2009	8,784	0.73	to	2.77	17,828	2.07%	0.50%	to	1.95%	4.28%	to	29.00%
2008	11,646	0.57	to	2.15	18,338	1.69%	0.50%	to	1.95%	(36.98%)	to	(15.29%)
2007	16,095	0.89	to	3.38	40,472	1.50%	0.50%	to	1.95%	(6.46%)	to	7.62%
2006	19,855	1.25	to	3.49	51,685	1.64%	0.50%	to	1.95%	10.13%	to	20.30%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth
2010	-	-	to	-	-	0.44%	0.90%	to	1.80%	8.88%	to	9.77%
2009	16,359	0.76	to	0.93	14,440	1.91%	0.90%	to	1.80%	25.21%	to	26.36%
2008	15,730	0.60	to	0.73	11,003	1.54%	0.90%	to	1.80%	(39.37%)	to	(31.94%)
2007	15,697	0.99	to	1.20	18,345	1.58%	0.90%	to	1.80%	(1.91%)	to	7.47%
2006[5]	8,086	1.11	to	1.12	8,997	2.36%	0.90%	to	1.80%	1.29%	to	14.96%
Phoenix Dynamic Asset Allocation Series: Growth
2010	-	-	to	-	-	0.48%	0.90%	to	1.95%	7.86%	to	8.88%
2009	25,283	0.82	to	0.97	23,185	1.98%	0.90%	to	1.95%	3.06%	to	33.13%
2008	26,253	0.67	to	0.79	19,722	2.07%	0.90%	to	1.80%	(33.40%)	to	(32.79%)
2007	22,556	1.00	to	1.17	25,711	2.22%	0.90%	to	1.80%	4.03%	to	7.68%
2006[7]	7,937	1.04	to	1.09	8,616	1.94%	0.90%	to	1.80%	0.83%	to	10.56%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio1 [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Phoenix Dynamic Asset Allocation Series: Moderate
2010	-	-	to	-	-	0.66%	0.90%	to	1.95%	5.61%	to	6.61%
2009	24,833	0.95	to	1.05	25,140	2.51%	0.90%	to	1.95%	10.48%	to	11.66%
2008	18,779	0.85	to	0.94	17,197	3.24%	0.90%	to	1.95%	(17.44%)	to	(1.23%)
2007	5,508	1.03	to	1.12	6,089	3.47%	0.90%	to	1.95%	(0.43%)	to	7.00%
2006[6]	2,949	1.03	to	1.05	3,075	4.46%	0.90%	to	1.95%	0.05%	to	6.87%
Phoenix Dynamic Asset Allocation Series: Moderate Growth
2010	-	-	to	-	-	0.61%	0.90%	to	1.80%	7.56%	to	8.43%
2009	22,561	0.87	to	1.01	21,793	2.27%	0.90%	to	1.95%	(7.91%)	to	17.59%
2008	20,259	0.74	to	0.86	16,786	2.68%	0.90%	to	1.95%	(26.94%)	to	(5.10%)
2007	12,702	1.01	to	1.16	14,429	2.54%	0.90%	to	1.95%	(2.09%)	to	7.52%
2006[4]	6,417	1.04	to	1.08	6,886	3.72%	0.90%	to	1.95%	2.55%	to	10.27%
Phoenix Equity 500 Index Series
2010	-	-	to	-	-	1.80%	0.90%	to	2.25%	9.49%	to	10.77%
2009	18,073	0.74	to	1.93	28,013	2.32%	0.90%	to	2.25%	18.45%	to	25.09%
2008	22,215	0.60	to	1.55	27,730	1.61%	0.90%	to	2.25%	(38.72%)	to	(27.57%)
2007	27,275	0.96	to	2.50	55,307	1.27%	0.90%	to	2.25%	(3.16%)	to	5.71%
2006	32,875	1.17	to	2.41	64,412	1.34%	0.90%	to	2.25%	3.06%	to	13.19%
Phoenix Mid-Cap Growth Series
2010	-	-	to	-	-	-	0.90%	to	1.95%	17.43%	to	18.49%
2009	10,752	0.78	to	1.94	14,807	-	0.90%	to	1.95%	27.79%	to	29.16%
2008	12,898	0.61	to	1.50	13,898	-	0.90%	to	1.95%	(44.57%)	to	(43.98%)
2007	17,049	1.09	to	2.69	32,697	-	0.90%	to	1.95%	(3.16%)	to	20.70%
2006	22,323	1.07	to	2.23	36,076	-	0.90%	to	1.95%	(1.37%)	to	3.20%
Phoenix Mid-Cap Value Series
2010	-	-	to	-	-	0.35%	0.90%	to	1.95%	17.62%	to	18.69%
2009	52,323	0.73	to	4.65	74,079	0.85%	0.50%	to	1.95%	3.93%	to	31.44%
2008	48,439	0.56	to	3.55	59,955	0.17%	0.50%	to	1.95%	(38.75%)	to	(35.77%)
2007	26,418	0.88	to	5.57	81,392	0.14%	0.50%	to	1.95%	(5.76%)	to	2.51%
2006	19,888	1.20	to	5.53	71,158	0.42%	0.50%	to	1.95%	6.75%	to	14.34%
Phoenix Money Market Series
2010	-	-	to	-	-	1.42%	0.75%	to	2.25%	(0.10%)	to	0.00%
2009	46,589	1.02	to	2.42	78,293	0.06%	0.50%	to	1.95%	(1.89%)	to	(0.01%)
2008	60,148	1.03	to	2.44	108,806	2.17%	0.75%	to	1.95%	0.01%	to	1.48%
2007	41,913	1.02	to	2.41	81,064	4.77%	0.75%	to	1.95%	0.11%	to	4.09%
2006	37,587	1.02	to	2.32	69,317	4.35%	0.75%	to	1.95%	0.00%*	to	3.63%
Phoenix Multi-Sector Short Term Bond Series
2010	-	-	to	-	-	7.79%	0.90%	to	1.95%	4.86%	to	11.01%
2009	17,186	1.15	to	1.33	22,036	7.01%	0.90%	to	1.95%	29.50%	to	30.89%
2008	19,568	0.88	to	1.02	19,298	5.47%	0.90%	to	1.95%	(13.08%)	to	(7.30%)
2007	25,954	1.01	to	1.16	29,323	5.08%	0.90%	to	1.95%	(0.16%)	to	3.05%
2006	29,621	1.05	to	1.13	32,637	4.51%	0.90%	to	1.95%	3.66%	to	4.77%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2010	38,516	1.07	to	1.15	42,355	14.99%	0.90%	to	1.95%	21.83%	to	23.13%
2009	42,223	0.87	to	0.94	37,865	5.94%	0.90%	to	1.95%	(0.28%)	to	40.34%
2008	32,643	0.63	to	0.67	20,955	4.53%	0.90%	to	1.95%	(53.91%)	to	(44.36%)
2007	17,690	1.14	to	1.21	20,489	7.30%	0.90%	to	1.95%	8.44%	to	22.03%
2006[9]	481	0.95	to	1.00	461	15.20%	0.90%	to	1.80%	(7.64%)	to	(3.51%)
PIMCO Real Return Portfolio – Advisor Class
2010	4,036	1.23	to	1.29	5,058	1.34%	0.90%	to	1.80%	1.32%	to	7.03%
2009	5,808	1.15	to	1.20	6,825	3.01%	0.90%	to	1.95%	(0.27%)	to	17.18%
2008	5,200	0.99	to	1.03	5,259	3.38%	0.90%	to	1.95%	(14.79%)	to	(6.07%)
2007	1,695	1.08	to	1.11	1,868	4.53%	0.90%	to	1.80%	(0.17%)	to	10.49%
200[12]	522	1.00	to	1.02	530	4.51%	1.10%	to	1.80%	(1.72%)	to	2.65%
PIMCO Total Return Portfolio – Advisor Class
2010	12,106	1.32	to	1.40	16,487	2.32%	0.90%	to	1.95%	3.91%	to	7.03%
2009	13,875	1.24	to	1.31	17,713	5.14%	0.90%	to	1.95%	2.60%	to	12.90%
2008	10,863	1.10	to	1.16	12,367	4.35%	0.90%	to	1.80%	(0.08%)	to	3.75%
2007	5,146	1.07	to	1.11	5,684	4.71%	0.90%	to	1.85%	(0.72%)	to	7.65%
2006[10]	5,355	1.01	to	1.04	5,526	4.56%	0.90%	to	1.85%	(1.22%)	to	4.15%
Rydex VT Inverse Government Long Bond Strategy Fund
2010	1,994	0.53	to	0.63	1,204	-	0.90%	to	1.95%	(18.08%)	to	(13.59%)
2009	2,124	0.62	to	0.73	1,490	-	0.90%	to	1.95%	13.01%	to	18.34%
2008	2,475	0.53	to	0.61	1,474	0.41%	0.90%	to	1.95%	(31.57%)	to	(30.84%)
2007	3,315	0.77	to	0.89	2,870	3.77%	0.90%	to	1.95%	(6.38%)	to	3.57%
2006	5,007	0.82	to	0.94	4,597	3.12%	0.90%	to	1.95%	6.01%	to	7.14%
Rydex VT Nova Fund
2010	814	1.12	to	1.22	951	0.21%	0.90%	to	1.95%	17.63%	to	18.89%
2009	874	0.95	to	1.02	863	0.95%	0.90%	to	1.95%	21.50%	to	34.29%
2008	1,041	0.72	to	0.76	769	0.34%	0.90%	to	1.95%	(55.36%)	to	(31.34%)
2007	1,299	1.61	to	1.69	2,140	1.16%	0.90%	to	1.95%	(0.85%)	to	0.21%
2006	1,853	1.62	to	1.68	3,056	0.93%	0.90%	to	1.95%	0.95%	to	18.20%
Rydex|SGI VT U.S. Long Short Momentum Fund
2010	856	1.43	to	1.57	1,293	-	0.90%	to	1.95%	9.04%	to	10.21%
2009	997	1.30	to	1.42	1,372	0.09%	0.90%	to	1.95%	24.82%	to	26.15%
2008	1,350	1.04	to	1.13	1,480	-	0.90%	to	1.95%	(47.83%)	to	(41.27%)
2007	2,339	1.78	to	1.92	4,392	-	0.90%	to	1.95%	4.16%	to	21.64%
2006	3,541	1.22	to	1.58	5,490	-	0.90%	to	1.95%	(0.47%)	to	10.39%
Sentinel Variable Products Balanced Fund
2010	4,440	1.00	to	1.03	4,495	2.56%	0.90%	to	1.65%	(1.42%)	to	11.18%
2009	2,842	0.91	to	0.92	2,600	5.45%	0.90%	to	1.80%	(2.91%)	to	39.91%
2008	802	0.76	to	0.77	612	3.03%	0.90%	to	1.80%	(25.00%)	to	1.87%
2007[18]	296	1.02	to	1.02	301	11.05%	1.10%	to	1.38%	(2.99%)	to	(1.98%)
2006	-	-	to	-	-	-	-	to	-	-	to	-

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Sentinel Variable Products Bond Fund
2010	32,846	1.18	to	1.23	39,647	3.54%	0.90%	to	1.95%	5.24%	to	6.36%
2009	33,589	1.12	to	1.15	38,293	4.95%	0.90%	to	1.95%	0.19%	to	10.08%
2008	31,015	1.03	to	1.05	32,264	5.70%	0.90%	to	1.95%	0.23%	to	2.47%
2007[16]	4,498	1.02	to	1.02	4,587	28.15%	0.90%	to	1.80%	1.33%	to	3.07%
2006	-	-	to	-	-	-	-	to	-	-	to	-
Sentinel Variable Products Common Stock Fund
2010	142,001	0.95	to	0.99	138,095	1.32%	0.90%	to	1.95%	13.55%	to	14.76%
2009	154,234	0.84	to	0.86	131,290	1.60%	0.90%	to	1.95%	2.87%	to	28.66%
2008	124,569	0.67	to	0.68	84,130	2.17%	0.90%	to	1.95%	(34.25%)	to	(26.73%)
2007[16]	18,974	1.02	to	1.02	19,401	7.76%	0.90%	to	1.80%	(4.21%)	to	0.87%
2006	-	-	to	-	-	-	-	to	-	-	to	-
Sentinel Variable Products Mid Cap Fund
2010	1,177	0.89	to	0.91	1,063	0.06%	0.90%	to	1.80%	(1.66%)	to	22.40%
2009	877	0.73	to	0.75	648	0.13%	0.90%	to	1.95%	9.94%	to	29.42%
2008	846	0.57	to	0.58	485	-	0.90%	to	1.95%	(47.03%)	to	(1.00%)
2007[17]	443	1.08	to	1.08	477	-	0.90%	to	1.80%	(2.66%)	to	1.53%
2006	-	-	to	-	-	-	-	to	-	-	to	-
Sentinel Variable Products Small Company Fund
2010	20,145	1.01	to	1.04	20,709	0.05%	0.90%	to	1.95%	21.34%	to	22.63%
2009	22,599	0.83	to	0.85	19,031	0.47%	0.90%	to	1.95%	2.59%	to	35.04%
2008	17,901	0.67	to	0.68	12,014	0.46%	0.90%	to	1.95%	(33.51%)	to	(25.00%)
2007[16]	3,080	1.00	to	1.01	3,096	4.01%	0.90%	to	1.80%	(6.63%)	to	0.07%
2006	-	-	to	-	-	-	-	to	-	-	to	-
Templeton Developing Markets Securities Fund – Class 2
2010	4,457	1.06	to	6.38	8,646	1.54%	0.90%	to	1.80%	(7.01%)	to	16.53%
2009	4,865	0.92	to	5.49	8,074	4.26%	0.90%	to	1.95%	(2.53%)	to	71.04%
2008	4,473	0.54	to	3.22	4,298	2.26%	0.90%	to	1.95%	(53.56%)	to	(0.76%)
2007	7,287	1.15	to	6.90	16,657	2.03%	0.90%	to	1.95%	(3.62%)	to	28.59%
2006	3,217	1.06	to	5.43	5,724	1.07%	0.90%	to	1.80%	0.88%	to	26.94%
Templeton Foreign Securities Fund – Class 2
2010	6,964	0.89	to	3.22	16,774	1.90%	0.90%	to	1.95%	1.10%	to	7.43%
2009	8,451	0.83	to	3.01	19,403	3.56%	0.50%	to	1.95%	9.67%	to	35.81%
2008	10,088	0.62	to	2.62	17,638	2.39%	0.50%	to	1.95%	(41.54%)	to	(12.12%)
2007	13,558	1.05	to	4.42	40,633	2.06%	0.50%	to	1.95%	1.02%	to	14.88%
2006	15,754	1.32	to	3.85	41,893	1.24%	0.50%	to	1.95%	3.00%	to	20.84%
Templeton Global Asset Allocation Fund – Class 2
2010	-	-	to	-	-	13.15%	0.90%	to	1.60%	3.40%	to	3.64%
2009	1,341	1.94	to	3.33	2,727	9.91%	0.90%	to	1.60%	19.86%	to	20.71%
2008	1,851	1.62	to	2.76	3,109	10.61%	0.90%	to	1.60%	(26.30%)	to	(25.77%)
2007	2,127	2.19	to	3.72	4,844	17.59%	0.90%	to	1.60%	8.24%	to	9.02%
2006	2,408	2.02	to	3.41	5,056	7.06%	0.90%	to	1.60%	19.18%	to	20.03%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Templeton Growth Securities Fund – Class 2
2010	49,544	0.74	to	3.01	59,756	1.40%	0.75%	to	1.95%	5.30%	to	6.59%
2009	54,120	0.70	to	2.83	62,274	3.17%	0.75%	to	1.95%	(12.90%)	to	30.12%
2008	55,486	0.54	to	2.18	52,858	1.79%	0.75%	to	1.95%	(43.45%)	to	(3.20%)
2007	33,792	0.95	to	3.81	74,605	1.25%	0.75%	to	1.95%	(0.78%)	to	1.80%
2006	18,181	1.30	to	3.76	48,506	1.28%	0.75%	to	1.95%	10.08%	to	20.90%
Virtus Capital Growth Series
2010	35,201	0.86	to	1.91	43,213	0.42%	0.90%	to	1.95%	12.64%	to	13.84%
2009	40,612	0.76	to	1.68	43,921	0.84%	0.90%	to	1.95%	27.40%	to	28.76%
2008	48,533	0.59	to	1.31	40,764	0.03%	0.90%	to	1.95%	(41.94%)	to	10.12%
2007	59,946	1.11	to	2.24	85,557	0.25%	0.90%	to	1.95%	8.58%	to	9.75%
2006	74,964	1.02	to	2.04	97,738	0.24%	0.90%	to	1.95%	1.21%	to	8.04%
Virtus Growth & Income Series
2010	54,671	0.85	to	3.05	98,693	1.18%	0.75%	to	2.25%	4.89%	to	11.99%
2009	30,954	0.76	to	2.73	58,431	1.59%	0.75%	to	1.95%	21.09%	to	33.94%
2008	35,718	0.63	to	2.23	54,789	1.30%	0.75%	to	1.95%	(36.20%)	to	(27.72%)
2007	43,261	0.98	to	3.45	102,198	0.94%	0.75%	to	1.95%	(2.83%)	to	5.85%
2006	49,152	1.19	to	3.26	108,401	1.15%	0.75%	to	1.95%	2.98%	to	16.31%
Virtus International Series
2010	141,682	0.98	to	4.23	279,981	2.42%	0.90%	to	1.95%	11.26%	to	12.45%
2009	158,725	0.87	to	3.77	284,856	3.24%	0.50%	to	1.95%	1.47%	to	38.61%
2008	150,692	0.63	to	3.16	217,411	2.09%	0.50%	to	1.95%	(40.36%)	to	(39.29%)
2007	92,535	1.05	to	5.21	316,871	1.68%	0.50%	to	1.95%	5.66%	to	14.37%
2006	74,181	1.49	to	4.56	245,476	2.59%	0.50%	to	1.95%	0.55%	to	26.74%
Virtus Multi-Sector Fixed Income Series
2010	68,231	1.27	to	4.21	148,058	7.34%	0.75%	to	1.95%	12.13%	to	13.50%
2009	71,389	1.12	to	3.71	133,018	7.10%	0.50%	to	1.95%	0.59%	to	39.09%
2008	72,899	0.81	to	2.67	109,435	7.75%	0.50%	to	1.95%	(19.53%)	to	(18.34%)
2007	51,838	1.00	to	3.29	124,807	5.71%	0.50%	to	1.95%	1.68%	to	3.19%
2006	43,905	1.06	to	3.20	111,464	5.34%	0.50%	to	1.95%	(0.42%)	to	6.31%
Virtus Real Estate Securities Series
2010	37,700	0.87	to	7.84	73,968	1.89%	0.90%	to	1.95%	25.51%	to	26.85%
2009	48,318	0.69	to	6.18	74,937	3.69%	0.50%	to	1.95%	(12.95%)	to	27.95%
2008	38,420	0.54	to	4.83	56,526	1.56%	0.50%	to	1.95%	(43.55%)	to	(37.20%)
2007	19,614	0.87	to	7.73	82,754	1.27%	0.50%	to	1.95%	(17.36%)	to	(1.65%)
2006	17,101	1.48	to	9.25	110,320	1.34%	0.50%	to	1.95%	9.68%	to	36.38%
Virtus Small-Cap Growth Series
2010	8,761	0.78	to	3.59	28,901	-	0.90%	to	1.95%	3.12%	to	12.51%
2009	4,724	0.69	to	3.19	13,994	-	0.90%	to	1.95%	20.00%	to	21.29%
2008	5,977	0.57	to	2.63	14,652	-	0.90%	to	1.95%	(46.00%)	to	(45.42%)
2007	7,195	1.06	to	4.83	33,407	-	0.75%	to	1.95%	(4.53%)	to	15.05%
2006	8,834	1.36	to	4.22	35,811	0.02%	0.75%	to	1.95%	10.22%	to	18.56%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Virtus Small-Cap Value Series
2010	60,640	0.74	to	4.00	97,417	1.25%	0.90%	to	1.95%	(0.27%)	to	16.35%
2009	7,802	0.64	to	3.43	21,415	0.46%	0.90%	to	1.95%	18.54%	to	19.81%
2008	9,182	0.54	to	2.87	21,404	0.08%	0.90%	to	1.95%	(39.12%)	to	(38.47%)
2007	10,590	0.88	to	4.66	41,422	-	0.90%	to	1.95%	(9.58%)	to	1.07%
2006	11,112	1.23	to	4.80	45,913	0.23%	0.90%	to	1.95%	9.44%	to	15.70%
Virtus Strategic Allocation Series
2010	13,114	1.01	to	3.11	31,309	2.79%	0.75%	to	1.95%	10.99%	to	12.35%
2009	16,110	0.90	to	2.77	34,589	3.58%	0.75%	to	1.95%	22.09%	to	23.58%
2008	19,732	0.73	to	2.24	34,613	2.88%	0.75%	to	1.95%	(26.90%)	to	(18.60%)
2007	26,152	1.00	to	3.03	63,031	2.53%	0.75%	to	1.95%	(1.25%)	to	5.19%
2006	32,980	1.27	to	2.88	76,077	2.50%	0.75%	to	1.95%	10.50%	to	11.85%
Wanger International
2010	35,410	1.01	to	6.08	102,636	2.43%	0.90%	to	1.95%	22.49%	to	23.80%
2009	41,745	0.82	to	4.92	100,002	3.76%	0.50%	to	1.95%	1.80%	to	48.44%
2008	41,941	0.55	to	3.74	75,698	0.97%	0.50%	to	1.95%	(46.66%)	to	(40.84%)
2007	30,013	1.03	to	6.91	145,767	0.87%	0.50%	to	1.95%	1.77%	to	15.73%
2006	29,983	1.57	to	5.97	137,774	0.57%	0.50%	to	1.95%	15.04%	to	36.48%
Wanger International Select
2010	3,076	0.95	to	5.19	10,037	1.30%	0.90%	to	1.85%	19.84%	to	20.99%
2009	3,695	0.79	to	4.29	10,332	3.10%	0.90%	to	1.95%	25.48%	to	31.72%
2008	4,584	0.60	to	3.26	10,006	0.44%	0.90%	to	1.95%	(45.43%)	to	(39.84%)
2007	6,225	1.09	to	5.90	26,318	0.70%	0.90%	to	1.95%	(4.28%)	to	20.68%
2006	6,205	1.55	to	4.89	22,576	0.30%	0.90%	to	1.95%	7.84%	to	34.78%
Wanger Select
2010	4,007	0.97	to	5.54	14,987	0.57%	0.90%	to	1.95%	0.77%	to	25.43%
2009	4,718	0.78	to	4.42	14,578	-	0.90%	to	1.95%	62.95%	to	64.69%
2008	5,870	0.47	to	2.68	11,105	-	0.90%	to	1.95%	(50.06%)	to	(41.31%)
2007	7,203	0.94	to	5.31	29,092	-	0.90%	to	1.95%	(6.43%)	to	8.40%
2006	7,310	1.33	to	4.90	27,833	0.36%	0.90%	to	1.95%	12.14%	to	18.63%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Wanger USA
2010	13,362	0.97	to	4.03	49,682	-	0.90%	to	1.95%	(0.62%)	to	22.24%
2009	15,973	0.80	to	3.30	49,044	-	0.50%	to	1.95%	9.21%	to	40.95%
2008	20,052	0.57	to	2.61	44,006	-	0.50%	to	1.95%	(40.86%)	to	(6.95%)
2007	24,932	0.95	to	4.35	92,825	-	0.50%	to	1.95%	(5.79%)	to	4.86%
2006	30,670	1.16	to	4.15	110,681	0.24%	0.50%	to	1.95%	0.11%	to	7.34%

* Amount is less than 0.005%

1 The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

2 The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

3 The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

[4] From inception February 9, 2006 to December 31, 2006.	[14] From inception May 18, 2006 to December 31, 2006.
[5] From inception February 14, 2006 to December 31, 2006.	[15] From inception January 29, 2007 to December 31, 2007.
[6] From inception February 17, 2006 to December 31, 2006.	[16] From inception September 11, 2007 to December 31, 2007.
[7] From inception March 10, 2006 to December 31, 2006.	[17] From inception October 1, 2007 to December 31, 2007.
[8] From inception April 28, 2006 to December 31, 2006.	[18] From inception October 10, 2007 to December 31, 2007.
[9] From inception May 3, 2006 to December 31, 2006.	[19] From inception April 4, 2008 to December 31, 2008.
[10] From inception May 4, 2006 to December 31, 2006.	[20] From inception April 8, 2008 to December 31, 2008.
[11] From inception May 8, 2006 to December 31, 2006.	[21] From inception April 30, 2008 to December 31, 2008.
[12] From inception May 9, 2006 to December 31, 2006.	[22] From inception January 22, 2010 to December 31, 2010.
[13] From inception May 10, 2006 to December 31, 2006.	[23] From inception November 19, 2010 to December 31, 2010.

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 6—Fees and Related Party Transactions

Phoenix and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. Phoenix is the insurer who provides the contract benefits as well as provides administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account (see note 9).

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed, a policyholder may refer to their policy contract provided at issue or the most recent product prospectus provided annually. Those fees are described below:

A)	Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. These expenses are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2010 and 2009 were $ 16,286,856 and $15,839,148 respectively. The charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

Administration Charge – Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35.

Policy Surrender Charge – In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy’s account value and policy duration may vary, the surrender charge may also vary.

Other Charges – Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B)	Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C)	Mortality and Expense Fee and Administration Fee Charges

Phoenix will make deductions at a maximum rate of 2.25% of the contracts value for the mortality and expense risks and 0.125% for administration fees, which the company undertakes. These expenses are included in separate line items “Mortality and Expense Fees” and “Administration Fees” in the accompanying statements of operations. The total aggregate expense for the periods ended December 31, 2010 and 2009 were $30,730,727 and $28,730,852 respectively. This expense is taken out as a reduction of unit values.

Note 7—Distribution of Net Income

The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 8—Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the “Code”) as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

PHL Variable intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 9—Other

As a result of the PNX spin-off of the asset management segment of its business, Virtus Investment Partners, Inc. (“Virtus”) and its subsidiaries, to PNX’s shareholders, Phoenix Equity Planning Corporation (“PEPCO”), a registered broker/dealer in securities, is no longer an affiliate of Phoenix. PEPCO operated as the principal underwriter and distributor for the Separate Account under a separate interim service agreement for the period January 1, 2009 to February 4, 2009. Effective February 5, 2009 the principal underwriter and distributor for the Separate Account became PFG Distribution Company, a subsidiary of Philadelphia Financial Group, Inc. (an affiliate of Phoenix). On February 5, 2009 PEPCO, under Virtus, changed its name to VP Distributors, Inc. and PFG Distribution Company changed its name to PEPCO. On September 15, 2010, 1851 Securities, Inc. became the principal underwriter and distributor for the Separate Account.

In light of downgrades to the financial strength ratings of the Sponsor of the Separate Accounts, Phoenix or its affiliated insurers, and the decline in sales through traditional distribution sources of the Sponsor’s variable products, the Sponsor’s parent company, PNX, initiated a business plan that shifts the focus of new business development to areas that are less capital intensive, less ratings sensitive and not dependent on particular distributors. This plan leverages existing strengths and includes a newly formed distribution subsidiary of PNX, Saybrus Partners, Inc. (“Saybrus”), repositioning some of the Sponsor’s core life and annuity products for the middle market and establishing new relationships with distributors within that market, and identifying market opportunities for the Sponsor’s alternative retirement solutions products.

Saybrus Equity Services, Inc., a broker-dealer subsidiary of Saybrus, distributes the Sponsor’s products through non-affiliated advisors, broker-dealers and other financial intermediaries.

Suspension of Distribution Relationships

In March 2009, State Farm Mutual Automobile Insurance Company (“State Farm”) suspended the sale of Phoenix products pending a re-evaluation of the relationship between the two companies. During 2008, State Farm was the Sponsor’s largest distributor of annuity and life insurance products accounting for approximately 27% of the Sponsor’s total life insurance premiums and approximately 68% of the Sponsor’s annuity deposits. On July 30, 2009, the Sponsor’s parent company restructured its agreement with State Farm, amending the existing agreement to clarify the service and support it will provide to customers who purchased their policies and contracts through a State Farm agent, as well as State Farm agents themselves. The restructured agreement does not provide for any new sales of the Sponsor’s products through the State Farm distribution system. Approximately 90,000 of the Sponsor’s inforce policies and contracts were sold through State Farm agents.

Also in March 2009, National Life Group suspended the sale of Phoenix products. In 2008, National Life was the Sponsor’s second largest distributor of annuity products accounting for approximately 14% of the Sponsor’s annuity deposits.

Ratings

Rating agencies assign financial strength ratings to Phoenix and its subsidiaries based on their opinions of the Companies’ ability to meet their financial obligations. Ratings downgrades may result in lower sales, higher surrenders and increased or decreased interest costs with future borrowings.

On January 13, 2010, A.M. Best Company, Inc. downgraded Phoenix’s financial strength rating to B+ from B++. On March 10, 2009, A.M. Best Company, Inc. downgraded Phoenix’s financial strength rating to B++ from A.

On June 17, 2010, Moody’s Investor Services downgraded the Phoenix’s financial strength rating of Ba1 to Ba2. and changed its outlook from negative to stable. On September 8, 2009, Moody’s Investor Services downgraded Phoenix’s financial strength rating of Baa2 to Ba1 and maintained its negative outlook. On March 10, 2009, Moody’s Investor Services downgraded Phoenix’s financial strength rating to Baa2 from Baa1.

On February 12, 2009, Standard and Poor’s downgraded Phoenix’s financial strength rating from BB to BB- and maintained its negative outlook. On August 6, 2009, Standard and Poor’s downgraded Phoenix’s financial strength rating of BBB to BB. On May 7, 2009, Standard and Poor’s affirmed Phoenix’s financial strength rating of BBB-. On March 10, 2009, Standard and Poor’s downgraded Phoenix’s financial strength rating to BBB- from BBB.

Given these developments, it is possible that rating agencies will heighten the level of scrutiny that they apply to the Sponsor, will request additional information from the Sponsor, and may adjust upward the capital and other requirements employed in their models for maintenance of certain rating levels.

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 9—Other (Continued)

The Sponsor cannot predict what additional actions rating agencies may take, or what actions the Sponsor may take in response to the actions of rating agencies, which could adversely affect the Sponsor’s business. As with other companies in the financial services industry, the Sponsor’s ratings could be downgraded at any time and without any notice by any rating agency.

The financial strength ratings as of December 31, 2010 were as follows:

Rating Agency	Financial Strength Ratings of Phoenix	Outlook
A.M. Best Company, Inc.	B++	Negative
Moody’s	Ba2	Stable
Standard & Poor’s	BB-	Negative

See Note 11 of these financial statements for the current ratings.

These ratings are not a recommendation to buy, hold or sell your insurance contract.

Note 10—Mergers and Liquidations

On July 1, July 26, and August 25, 2010, the Board of Trustees (“Board”) for the Virtus Variable Insurance Trust (“VVIT”), formerly the Phoenix Edge Series Fund, considered and approved the following mergers:

Merging Series	Ibbotson Portfolio Series
Phoenix Dynamic Asset Allocation Series-Aggressive Growth	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
Phoenix Dynamic Asset Allocation Series-Growth	Ibbotson Growth ETF Asset Allocation Portfolio – Class II
Phoenix Dynamic Asset Allocation Series-Moderate Growth	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Phoenix Dynamic Asset Allocation Series-Moderate	Ibbotson Income and Growth ETF Asset Allocation Portfolio –Class II

The Ibbotson Portfolio Series are each a series of Financial Investors Variable Insurance Trust, 1290 Broadway, Suite1100, Denver, CO 80203. The shareholders approved the mergers on November 12, 2010 and this transaction closed on November 19, 2010.

On July 26, 2010, the VVIT Board considered and approved a new advisor and subadvisors for several series, as well as the mergers of several series into other series. The Board approved Virtus Investment Advisers, Inc. (“VIA”) as advisor and an affiliate as distributor to eight series (“Virtus Series”) and also approved the merger of five other series into the Virtus Series (“Virtus Transaction”).

The shareholders approved the mergers and new advisor/subadvisors on October 29, 2010 as follows:

VIA became the investment advisor of the following series: Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Strategic Allocation Series, Phoenix Small-Cap Growth Series, Phoenix Small-Cap Value Series, Phoenix-Aberdeen International Series, Phoenix-Duff & Phelps Real Estate Securities Series. SCM Advisors, LLC, a VIA affiliate, became the subadvisor for Phoenix Capital Growth Series, Kayne Anderson Rudnick Investment Management, LLC, a VIA affiliate, became the subadvisor for Phoenix Small-Cap Growth Series and Phoenix Small-Cap Value Series.

The following mergers were approved by shareholders:

Merging Series	Surviving Virtus Series
Phoenix Comstock Series	Phoenix Growth and Income Series
Phoenix Equity 500 Index Series	Phoenix Growth and Income Series
Phoenix Mid-Cap Growth Series	Phoenix Small-Cap Growth Series
Phoenix Mid-Cap Value Series	Phoenix Small-Cap Value Series
Phoenix Multi-Sector Short Term Bond Series	Phoenix Multi-Sector Fixed Income Series

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 10—Mergers and Liquidations (Continued)

The VVIT Board also approved the following name changes as of the date of Virtus Transaction, which were not subject to shareholder approval:

Old Names	New Names
The Phoenix Edge Series Fund	Virtus Variable Insurance Trust
Phoenix Capital Growth Series	Virtus Capital Growth Series
Phoenix Growth and Income Series	Virtus Growth & Income Series
Phoenix Multi-Sector Fixed Income Series	Virtus Multi-Sector Fixed Income Series
Phoenix Small-Cap Growth Series	Virtus Small-Cap Growth Series
Phoenix Small-Cap Value Series	Virtus Small-Cap Value Series
Phoenix Strategic Allocation Series	Virtus Strategic Allocation Series
Phoenix-Aberdeen International Series	Virtus International Series
Phoenix-Duff & Phelps Real Estate Securities Series	Virtus Real Estate Securities Series

The Virtus Transaction closed on November 5, 2010.

A Special Meeting of Shareholders of the Phoenix Money Market Series was held on January 20, 2010, and the shareholders approved the liquidation of the assets of the Series and distributed the liquidation proceeds for the benefit of the previous Series’ shareholders to the Federated Prime Money Fund II, as well as other underlying mutual funds. The liquidation was completed on January 22, 2010.

Note 11—Subsequent Events

On February 12, 2011, A.M. Best Company, Inc. affirmed Phoenix’s financial strength rating of B+ and changed its outlook from negative to stable.

On March 24, 2011, Standard and Poor’s affirmed Phoenix’s financial strength rating of BB- and changed its outlook from negative to stable.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company and

Participants of PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the PHL Variable Accumulation Account (as listed in the statements of assets and liabilities and statements of operations) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended, and the financial highlights for each of the five years in the period ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of PHL Variable Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the mutual funds’ advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut

April 25, 2011

PHL VARIABLE ACCUMULATION ACCOUNT

PHL Variable Insurance Company

One American Row

Hartford, Connecticut 06103-2899

1851 Securities, Inc.

One American Row

Hartford, Connecticut 06102

Underwriter

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

185 Asylum Street, Suite 2400

Hartford, Connecticut 06103-3404

PHL Variable

Insurance Company

(a wholly-owned subsidiary of PM Holdings, Inc.)

Financial Statements

December 31, 2010 and 2009

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
  PHL Variable Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company, Inc at December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 11 to the financial statements, the Company has significant transactions with its affiliates.  It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

As discussed in Note 1 to the financial statements, subsequent to the first quarter of 2009, the Company has had minimal sales of life and annuity products.

/s/ PricewaterhouseCoopers, LLP

Hartford, Connecticut

March 21, 2011

PHL VARIABLE INSURANCE COMPANY

Balance Sheets

($ in thousands, except share data)

December 31, 2010 and 2009

	2010	2009
ASSETS:
Available-for-sale debt securities, at fair value (amortized cost of $1,541,506 and $1,390,874)	$1,520,398	$1,276,478
Venture capital partnerships, at equity in net assets	3,226	1,437
Policy loans, at unpaid principal balances	57,326	49,675
Other investments	90,757	76,120
Fair value option investments	11,731	4,266
Total investments	1,683,438	1,407,976
Cash and cash equivalents	51,059	83,518
Accrued investment income	12,019	11,007
Receivables	367,142	342,887
Deferred policy acquisition costs	594,126	837,567
Receivable from related parties	13,649	22,968
Other assets	54,727	36,344
Separate account assets	2,922,946	2,872,324
Total assets	$5,699,106	$5,614,591

LIABILITIES:
Policy liabilities and accruals	$1,283,034	$1,363,818
Policyholder deposit funds	793,142	673,725
Deferred income taxes	13,371	26,678
Payable to related parties	9,924	2,414
Other liabilities	66,534	61,668
Separate account liabilities	2,922,946	2,872,324
Total liabilities	5,088,951	5,000,627

CONTINGENT LIABILITIES (Note 15)

STOCKHOLDER’S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued	2,500	2,500
Additional paid-in capital	802,152	788,152
Accumulated deficit	(182,041)	(156,603)
Accumulated other comprehensive loss, net of tax	(12,456)	(20,085)
Total stockholder’s equity	610,155	613,964
Total liabilities and stockholder’s equity	$5,699,106	$5,614,591

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE INSURANCE COMPANY

Statements of Income and Comprehensive Income

($ in thousands)

Years Ended December 31, 2010, 2009 and 2008

	2010	2009	2008
REVENUES:
Premiums	$3,755	$11,420	$15,098
Insurance and investment product fees	409,455	413,531	361,354
Net investment income	73,727	78,767	90,963
Net realized investment gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(19,793)	(49,698)	(52,057)
Portion of OTTI losses recognized in other comprehensive income	8,994	25,691	--
Net OTTI losses recognized in earnings	(10,799)	(24,007)	(52,057)
Net realized investment gains (losses), excluding OTTI losses	(6,757)	14,829	(119,998)
Total realized investment losses	(17,556)	(9,178)	(172,055)
Total revenues	469,381	494,540	295,360

BENEFITS AND EXPENSES:
Policy benefits	213,366	249,457	218,415
Policy acquisition cost amortization	192,504	139,243	262,132
Other operating expenses	99,094	120,986	97,504
Total benefits and expenses	504,964	509,686	578,051
Loss before income taxes	(35,583)	(15,146)	(282,691)
Income tax expense (benefit)	(10,707)	6,007	(87,497)
Net loss	$(24,876)	$(21,153)	$(195,194)

FEES PAID TO RELATED PARTIES (NOTE 11)

COMPREHENSIVE INCOME (LOSS):
Net loss	$(24,876)	$(21,153)	$(195,194)
Net unrealized investment gains (losses)	13,187	49,762	(40,139)
Portion of OTTI losses recognized in other comprehensive income	(5,846)	(16,699)	--
Other comprehensive income (loss)	7,341	33,063	(40,139)
Comprehensive income (loss)	$(17,535)	$11,910	$(235,333)

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE INSURANCE COMPANY

Statements of Cash Flows

($ in thousands)

Years Ended December 31, 2010, 2009 and 2008

	2010	2009	2008
OPERATING ACTIVITIES:
Net loss	$(24,876)	$(21,153)	$(195,194)
Net realized investment losses	17,556	9,178	172,055
Deferred income tax expense (benefit)	431	(22,733)	(85,666)
Increase in receivables	(44,476)	(25,514)	(281,490)
(Increase) decrease in accrued investment income	(8,629)	(686)	1,931
Decrease in deferred policy acquisition costs	168,461	80,197	138,030
Increase (decrease) in policy liabilities and accruals	(75,711)	(16,823)	401,684
Other assets and other liabilities change	(9,254)	4,269	(32,703)
Cash from operating activities	23,502	6,735	118,647

INVESTING ACTIVITIES:
Investment purchases	(2,087,724)	(2,282,817)	(1,442,908)
Investment sales, repayments and maturities	1,888,004	2,361,015	1,501,339
Policy loan advances, net	(7,651)	(14,758)	(12,098)
Cash from (for) investing activities	(207,371)	63,440	46,333

FINANCING ACTIVITIES:
Policyholder deposit fund deposits	537,574	100,455	172,657
Policyholder deposit fund withdrawals	(400,164)	(304,297)	(454,371)
Capital contributions from parent	14,000	65,000	160,719
Cash from (for) financing activities	151,410	(138,842)	(120,995)
Change in cash and cash equivalents	(32,459)	(68,667)	43,985
Cash and cash equivalents, beginning of year	83,518	152,185	108,200
Cash and cash equivalents, end of year	$51,059	$83,518	$152,185

Included in cash and cash equivalents above is cash pledged as collateral of $6,870 thousand as of December 31, 2010.

During the year ended December 31, 2010, we received $14,000 thousand in capital contributions in cash. During the year ended December 31, 2009, we received $65,000 thousand in capital contributions in cash. During the year ended December 31, 2008, we received $169,934 thousand in capital contributions, of which $160,719 thousand was in cash and $9,215 thousand was in securities.

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE INSURANCE COMPANY

Statements of Changes in Stockholder’s Equity

($ in thousands)

Years Ended December 31, 2010, 2009 and 2008

	2010	2009	2008
COMMON STOCK:
Balance, beginning of year	$2,500	$2,500	$2,500
Balance, end of year	$2,500	$2,500	$2,500

ADDITIONAL PAID-IN CAPITAL:
Balance, beginning of year	$788,152	$723,152	$553,218
Capital contributions from parent	14,000	65,000	169,934
Balance, end of year	802,152	788,152	723,152

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Balance, beginning of year	$(156,603)	$(141,288)	$53,906
Adjustment for initial application of accounting changes	(562)	5,838	--
Net loss	(24,876)	(21,153)	(195,194)
Balance, end of year	(182,041)	(156,603)	(141,288)

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
Balance, beginning of year	$(20,085)	$(51,923)	$(11,784)
Adjustment for initial application of accounting changes	288	(1,225)	--
Other comprehensive income (loss)	7,341	33,063	(40,139)
Balance, end of year	$(12,456)	$(20,085)	$(51,923)

TOTAL STOCKHOLDER’S EQUITY:
Balance, beginning of year	$613,964	$532,441	$597,840
Change in stockholder’s equity	(3,809)	81,523	(65,399)
Balance, end of year	$610,155	$613,964	$532,441

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

1.

Organization and Operations

PHL Variable Insurance Company (“PHL Variable” or the “Company”) is a life insurance company offering variable and fixed annuity and life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. and PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company (“Phoenix Life”), which is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“PNX”), a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of PNX and changed its name to Phoenix Life Insurance Company.

Subsequent to the first quarter of 2009, when we lost several key distribution partners and experienced downgrades to our ratings, the Company has had minimal sales of its life and annuity products. In 2010, the Company repositioned its annuity product line through distributors that focus primarily on the middle market, including independent marketing organizations, and had improved sales.

2.

Basis of Presentation and Significant Accounting Policies

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which differ materially from the accounting practices prescribed by various insurance regulatory authorities. Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates

In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions are made in the determination of estimated gross profits (“EGPs”) used in the valuation and amortization of assets and liabilities associated with universal life and annuity contracts; policyholder liabilities and accruals; valuation of investments in debt securities and venture capital partnerships; valuation of deferred tax assets; and accruals for contingent liabilities. We are also subject to estimates made by our ultimate parent company related to discount rates and other assumptions for our pension and other post-employment benefits expense.

Adoption of New Accounting Standards

Disclosures for Financing Receivables and Allowances for Credit Losses

In July 2010, the Financial Accounting Standards Board (the “FASB”) issued amended guidance within ASC 310, Receivables, that requires enhanced disclosures related to financing receivables and related allowances for credit losses. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning after December 15, 2010. Our adoption of this amended guidance has resulted in additional disclosures but otherwise had no material effect on our financial statements.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Consolidation Analysis of Investments Held Through a Separate Account

In April 2010, the FASB issued amended guidance within ASC 810, Consolidation, to clarify that an insurance entity should not consider any separate account interests held for the benefit of policyholders to be the insurer’s interests nor should an entity combine those interests with its general account interest in the same investment when assessing the investment for consolidation. The only exception is if the separate account interests are held for the benefit of a related party policy holder. This amended guidance also updated ASC 944, Financial Services – Insurance, to clarify that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary. The amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The amendments also provide guidance on how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. Our adoption in the first quarter of 2010 had no material effect on our financial statements.

Amended Exception for Credit Derivatives

In March 2010, the FASB issued amended guidance to ASC 815, Derivatives and Hedging. The amendment clarifies how entities should evaluate credit derivatives embedded in beneficial interests in securitized financial assets. The amendment requires more financial instruments to be accounted for at fair value through earnings, including some unfunded securitized instruments, synthetic collateralized debt obligations and other similar securitization structures. The updated guidance also eliminates the scope exception for bifurcation of embedded credit derivatives in interests in securitized financial assets, unless they are created solely by subordination of one financial instrument to another. Entities are allowed to elect the fair value option for any beneficial interest in securitized financial assets upon adoption. Adoption of this guidance was effective on the first day of the quarter beginning after June 15, 2010, on a prospective basis only. Our adoption in the third quarter of 2010 had no material effect on our financial statements.

Additional Disclosures on Fair Value Measurements

In January 2010, the FASB issued amending guidance ASC 820, Fair Value Measurements and Disclosures, which added new disclosures as well as clarified existing disclosure requirements. The amended guidance includes requirements for detailed disclosures of significant transfers between Level 1 and 2 measurements and the reasons for the transfers as well as a gross presentation of Level 3 sales, issuances and settlements. This amendment also provided additional clarification which states that fair value disclosures are required for each class of assets and liabilities and the valuation techniques and the inputs used in determining fair value should be disclosed for both recurring and non-recurring fair value measurements within Level 2 and Level 3. Our adoption in the first quarter of 2010 resulted in additional disclosures but otherwise had no material effect on our financial statements.

Amendments to Consolidation Guidance for Variable Interest Entries

In June 2009, the FASB issued guidance to ASC 810, Consolidation, which amends consolidation requirements applicable to variable interest entities (“VIEs”). Significant amendments include changes in the method of determining the primary beneficiary of a variable interest entity by replacing the quantitative approach previously required with a qualitative approach. An entity would be considered a primary beneficiary and consolidate a VIE when the entity has both of the following characteristics; (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance; and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The new guidance also requires ongoing reassessment of whether an enterprise is the primary beneficiary of a VIE.

This revised guidance is effective for all VIEs owned on, or formed after, January 1, 2010. We have evaluated our investment portfolio including venture capital partnerships, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”), and other structures and entities to identify any variable interests. Furthermore, for any variable interests identified we assessed based on the applicable criteria whether we could potentially be the primary beneficiary. Based upon this assessment, we adopted this guidance effective January 1, 2010 with no material effect on our financial statements.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Accounting for Transfers of Financial Assets

In June 2009, the FASB issued new guidance to ASC 860, Transfers and Servicing. The amended guidance eliminates the concept of qualifying special-purpose entities and changes requirements for when a financial asset should be derecognized. Additional disclosures are also required on risk related to a transferor’s continuing involvement in transferred financial assets. The adoption of this guidance on January 1, 2010 had no material effect on our financial statements.

Accounting Standards Not Yet Adopted

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued amended guidance to ASC 944, Financial Services – Insurance, to address the diversity in practice for accounting for costs associated with acquiring or renewing insurance contracts. The amendment clarifies the definition of acquisition costs (i.e., costs which qualify for deferral) to incremental direct costs that result directly from, and are essential to, a contract and would not have been incurred by the insurance entity had the contract transaction not occurred. Therefore, only costs related to successful efforts of acquiring a new, or renewal, contract should be deferred. This guidance is effective for periods beginning after December 15, 2011, on a prospective basis. Retrospective application to all prior periods presented on the date of application is also permitted, but not required. We are in the process of determining the effect on our financial statements.

Significant Accounting Policies

Investments

Debt Securities

Our debt securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models. We recognize unrealized gains and losses on investments in debt securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of applicable deferred policy acquisition costs and applicable deferred income taxes.

Venture Capital Partnerships

We utilize the equity method of accounting, initially recording the investment at cost and subsequently adjusting the carrying amount of the investment to recognize our share of the earnings or losses. We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships. Recognition of net investment income is generally on a three-month delay due to the lag in availability of the related financial statements.

Policy Loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. The majority of cash values eligible for policy loans are at variable interest rates that are reset annually on the policy anniversary.

Other Investments

Other investments primarily include derivative instruments. We use derivative instruments to economically hedge our exposure on living benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

2.

Basis of Presentation and Significant Accounting Policies (continued)

We do not designate the purchased derivatives related to living benefits as hedges for accounting purposes. Changes in the fair value of derivative instruments are recognized in net realized investment gains (losses) in the period incurred.

Net Investment Income

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value. We record the net income from investments in venture capital partnerships in net investment income.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with original maturities of three months or less. As of December 31, 2010, $6,870 thousand of cash and cash equivalents was held as collateral by a third party related to our derivative transactions.

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred.

We amortize deferred policy acquisition costs based on the related policy’s classification. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs are amortized in proportion to EGPs. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders. In addition, an offset to deferred policy acquisition costs and accumulated other comprehensive income is recorded each period to the extent that, had unrealized holding gains or losses from securities classified as available-for-sale actually been realized, an adjustment to deferred policy acquisition costs amortized using gross profits or gross margins would result.

The projection of EGPs requires the use of various assumptions, estimates and judgments about the future. Future EGPs are projected for the estimated lives of the contracts. The assumptions developed as part of our annual process are based on our current best estimates of future events. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, expenses and reinsurance costs and recoveries. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

The separate account fund performance assumption is critical to the development of the EGPs related to our variable annuity and variable life insurance businesses. As equity markets do not move in a systematic manner, we use a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future equity market growth rate assumption used for the amortization of deferred policy acquisition costs. This practice assumes that the expectation for long-term appreciation is not changed by short-term market fluctuations. The average long-term rate of assumed separate account fund performance used in estimating gross profits was 6.0% (after fund fees and mortality and expense charges) for the variable annuity business and 6.9% (after fund fees and mortality and expense charges) for the variable life business at both December 31, 2010 and 2009.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with actual experience. Actual gross profits that vary from management’s initial estimates in a given reporting period result in increases or decreases in the rate of amortization recorded in the period.

2.

Basis of Presentation and Significant Accounting Policies (continued)

In addition to our quarterly reviews, we conduct a comprehensive assumption review on an annual basis, or as circumstances warrant. Upon completion of these assumption reviews, we revise our assumptions to reflect our current best estimate, thereby changing our estimate of EGPs in the deferred policy acquisition cost and unearned revenue amortization models, as well as projections within the death benefit and other insurance benefit reserving models. The deferred policy acquisition cost asset, the unearned revenue reserves and death benefit and other insurance benefit reserves are then adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as “unlocking.” Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances. If the estimates of gross profits or margins cannot support the continued amortization or recovery of deferred policy acquisition costs, as was the case in 2010, the amortization of such costs is accelerated in the period in which the assumptions are changed, resulting in a charge to income.

Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in the existing policy projection, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. If revised EGPs based on new assumptions are lower, we would increase deferred policy acquisition cost amortization resulting in a reduction in the deferred policy acquisition cost asset. Favorable experience on key assumptions could result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset.

Separate Account Assets and Liabilities

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contract owners for management services are included in revenues when services are rendered.

Policy Liabilities and Accruals

Policy liabilities and accruals include future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no-lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

Policyholder Deposit Funds

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract owner as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

Revenue Recognition

We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders’ account balances and amortization of deferred policy acquisition costs.

Other-than-Temporary Impairments on Available-for-Sale Securities

We recognize realized investment losses when declines in fair value of debt securities are considered to be other-than-temporary. For debt securities, the other-than-temporarily impaired amount is separated into the amount related to a credit loss and is reported as net realized investment losses included in our earnings, and any amounts related to other factors are recognized in other comprehensive income. The credit loss component is calculated using our best estimate of the present value of cash flows expected to be collected from the debt security, by discounting the expected cash flows at the effective interest rate implicit in the security at the time of acquisition. Subsequent to recognition of an impairment loss, the difference between the new cost basis and the cash flows expected to be collected is accreted as interest income.

In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

•

the extent and the duration of the decline;

•

the reasons for the decline in value (credit event, interest related or market fluctuations);

•

our intent to sell the security, or whether it is more likely than not that we will be required to sell it before recovery, and

•

the financial condition of and near term prospects of the issuer.

A debt security impairment is deemed other than temporary if:

•

we either intend to sell the security, or it is more likely than not that we will be required to sell the security before recovery; or

•

it is probable we will be unable to collect cash flows sufficient to recover the amortized cost basis of the security.

Impairments due to deterioration in credit that result in a conclusion that the present value of cash flows expected to be collected will not be sufficient to recover the amortized cost basis of the security are considered other than temporary. Other declines in fair value (for example, due to interest rate changes, sector credit rating changes or company-specific rating changes) that result in a conclusion that the present value of cash flows expected to be collected will not be sufficient to recover the amortized cost basis of the security may also result in a conclusion that an other-than-temporary impairment (“OTTI”) has occurred. In situations where the Company has asserted its ability and intent to hold a security to a forecasted recovery, but where now it is more likely than not that we will be required to sell the security before recovery, an impairment is considered other than temporary, even if the present value of cash flows expected to be collected will be sufficient to recover the amortized cost basis of the security.

2.

Basis of Presentation and Significant Accounting Policies (continued)

We employ a comprehensive process to determine whether or not a security is in an unrealized loss position and is other-than-temporarily impaired. This assessment is done on a security-by-security basis and involves significant management judgment, especially given recent severe market dislocations.

On a quarterly basis, we review all securities for potential recognition of an OTTI. We maintain a watch list of securities in default, near default or otherwise considered by our investment professionals as being distressed, potentially distressed or requiring a heightened level of scrutiny. We also identify all securities whose carrying value has been below amortized cost on a continuous basis for zero to six months, six months to 12 months and greater than 12 months. Using this analysis, coupled with our watch list, we review all securities whose fair value is less than 80% of amortized cost (significant unrealized loss) with emphasis on below investment grade securities with a continuous significant unrealized loss in excess of six months. In addition, we review securities that experienced lesser declines in value on a more selective basis to determine whether any are other-than-temporarily impaired.

Specifically for structured securities, to determine whether a collateralized security is impaired, we obtain underlying data from the security’s trustee and analyze it for performance trends. A security-specific stress analysis is performed using the most recent trustee information. This analysis forms the basis for our determination of whether the security will pay in accordance with the contractual cash flows.

Derivative Instruments

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change and equity volatility. We also use derivative instruments to economically hedge our exposure on living benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

We do not designate the purchased derivatives related to living benefits as hedges for accounting purposes. Changes in the fair value of derivative instruments not designated as hedging instruments are recognized in net realized investment gains (losses) in the period incurred.

Income Taxes

Income tax expense or benefit is recognized based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital in the manner required by ASC 740, Accounting for Income Taxes.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year’s income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and income tax carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any increase or reduction in allowances in accordance with intraperiod allocation rules. We assess all significant tax positions to determine if a liability for uncertain tax position is necessary, and, if so, the impact on the current or deferred income tax balances. Also, if indicated, we recognize interest and/or penalties related to income taxes as a component of the income tax provision.

We are included in the consolidated federal income tax return filed by PNX and are party to a tax sharing agreement by and among PNX and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits generated by the Company will be provided at the earlier of when such loss or credit is utilized in the consolidated federal tax return and when the tax attribute would have otherwise expired.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (“IRS”) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

3.

Reinsurance

We use reinsurance agreements to limit potential losses, reduce exposure to large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us. Since we bear the risk of nonpayment, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk. Due to the downgrade of Scottish Re, we closely monitored the situation and reassessed the recoverability of the reinsurance recoverable during the interim reporting periods of 2010. As of December 31, 2010, we believe we have no material exposure to uncollected amounts from Scottish Re.

The following table lists our top five reinsurance relationships by reinsurance recoverable balance as of December 31, 2010. Also included is the A.M. Best rating of each reinsurer as of March 18, 2011.

Principal Reinsurers:	Reinsurance	Reinsurer’s
($ in thousands)	Recoverable	A.M. Best
	Balances	Rating

RGA Reinsurance Company	$171,651	A	+
Swiss Reinsurance Group(1)	$139,575	A
AEGON USA(2)	$111,217	A	+
Scottish Re US Inc	$50,191	E
Munich American Reassurance Co	$44,715	A	+

———————

 (1)

Swiss Reinsurance Group includes Swiss Re Life & Health America and Reassure America Life Insurance Co.

(2)

Transamerica Life Insurance Co is a subsidiary of AEGON.

We cede risk to other insurers under various agreements that cover individual life insurance policies. The amount of risk ceded depends on our evaluation of the specific risk and applicable retention limits. As of December 31, 2010, our retention limit on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies. We also assume reinsurance from other insurers.

Direct Business and Reinsurance:	Years Ended December 31,
($ in thousands)	2010	2009	2008

Direct premiums	$82,799	$95,823	$91,872
Premiums ceded to reinsurers	(79,044)	(84,403)	(76,774)
Premiums	$3,755	$11,420	$15,098

Direct policy benefits incurred	$226,542	$197,776	$151,636
Policy benefits assumed from reinsureds	3,815	3,590	140
Policy benefits ceded to reinsurers	(148,275)	(78,977)	(113,207)
Policy benefits	$82,082	$122,389	$38,569

Direct life insurance in-force	$73,616,813	$81,106,817	$84,226,234
Life insurance in-force assumed from reinsureds	71,594	80,402	94,595
Life insurance in-force ceded to reinsurers	(56,248,915)	(61,854,539)	(64,400,218)
Life insurance in-force	$17,439,492	$19,332,680	$19,920,611
Percentage of amount assumed to net insurance in-force	0.4%	0.4%	0.5%

3.

Reinsurance (continued)

Our reinsurance program cedes various types of risks to other reinsurers primarily under yearly renewable term and coinsurance agreements. Yearly renewable term and coinsurance arrangements result in passing all or a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We cede the majority of mortality risk on most new issues of term insurance. Effective October 1, 2009, we coinsured all the benefit risks, net of existing reinsurance, on the previously unreinsured portion of our term life business in force.

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $131,284 thousand, $127,068 thousand and $179,846 thousand, net of reinsurance, for the years ended December 31, 2010, 2009 and 2008, respectively.

Irrevocable letters of credit aggregating $26,952 thousand at December 31, 2010 have been arranged with commercial banks in our favor to collateralize the ceded reserves.

4.

Deferred Policy Acquisition Costs

Deferred Policy Acquisition Costs:	Years Ended December 31,
($ in thousands)	2010	2009	2008

Policy acquisition costs deferred	$24,043	$60,410	$284,659
Costs amortized to expenses:
Recurring costs	(194,573)	(139,828)	(281,333)
Realized investment gains (losses)	2,069	585	19,201
Deferred policy acquisition cost offset – ceded reserve and expense allowance	--	--	(160,556)
Offsets to net unrealized investment gains or losses included in other comprehensive income (loss)(1)	(98,432)	(149,998)	193,545
Cumulative effect of adoption of new guidance	(119)	2,634	--
Other	23,571	(1,364)	--
Change in deferred policy acquisition costs	(243,441)	(227,561)	55,516
Deferred policy acquisition costs, beginning of year	837,567	1,065,128	1,009,612
Deferred policy acquisition costs, end of year	$594,126	$837,567	$1,065,128

———————

(1)

An offset to deferred policy acquisition costs and accumulated other comprehensive income is recorded each period to the extent that, had unrealized holding gains or losses from securities classified as available-for-sale actually been realized, an adjustment to deferred policy acquisition costs amortized using gross profits or gross margins would result.

We amortize deferred policy acquisition costs based on the related policy’s classification. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs are amortized in proportion to EGPs.

The projection of EGPs requires the use of various assumptions, estimates and judgments about the future. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, expenses and reinsurance costs and recoveries. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

We conduct a comprehensive assumption review on an annual basis, or as circumstances warrant. Upon completion of these assumption reviews, we revise our assumptions to reflect our current best estimate, thereby changing our estimate of EGPs in the deferred policy acquisition cost and unearned revenue amortization models, as well as projections within the death benefit and other insurance benefit reserving models. The deferred policy acquisition cost asset, the unearned revenue reserves and death benefit and other insurance benefit reserves are then adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as “unlocking.”

4.

Deferred Policy Acquisition Costs (continued)

Upon completion of a study during the third quarter of 2010, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated included surrenders, lapse experience, net investment income, and premium funding. In our review to develop the best estimate for these assumptions, we examined our own experience and market conditions. The greatest impact of the unlocking was on the universal life line of business, where the effects of these adjustments resulted in an overall increase in deferred policy acquisition cost amortization of $23,486 thousand. This unlocking was primarily driven by increased lapses in portions of our universal life business and the impact of the low interest rate environment. Annuities and variable universal life lines of business had increases in amortization of $8,267 thousand and $200 thousand, respectively.

Upon completion of a study during the fourth quarter of 2009, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include mortality, cost of insurance charges, policy maintenance expenses, lapse experience, expense, net investment income. In our review to develop the best estimate for these assumptions, we examined our own experience and market conditions. We updated our maintenance expenses and reallocated them among various lines of business. Additionally, we updated the lapse rate assumptions for annuities, decreasing the rates for variable annuities while increasing them for fixed annuities. We reflected a change in the cost of insurance rates for certain single life universal life policies, effective April 1, 2010, resulting in an increase in overall projected gross profits or margins. We also reflected the lower interest earned in investments, consistent with recent experience. These changes resulted in an increase in overall deferred policy acquisition cost amortization of $21,723 thousand.

Upon completion of a study during the fourth quarter of 2008, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include mortality, lapse experience, expense, net investment income, and separate account investment return. In our review to develop the best estimate for these assumptions, we examined our own experience and market conditions. We updated our maintenance expenses and reallocated them among various lines of business. We also updated our projected separate account investment return assumption to the long term investment return as of January 1, 2009. The impact was to fully absorb the actual investment performance through December 31, 2008 into the amortization of deferred policy acquisition cost amortization and the projection of death benefits and other insurance benefit reserves for the guaranteed minimum death benefit (“GMDB”) and guaranteed minimum income benefit (“GMIB”) riders. The greatest impact of the unlocking was on the annuity block, where the effects of these adjustments resulted in an overall increase in deferred policy acquisition cost amortization for the annuity block of $100,318 thousand and an increase in the GMIB and GMDB reserves of $10,899 thousand and $3,760 thousand, respectively. The UL/VUL lines had an increase of $924 thousand to pre-tax net income due to unlocking.

5.

Policy Liabilities and Accruals

Policyholder liabilities are primarily for universal life policies and include deposits received from customers and investment earnings on their fund balances which range from 3.00% to 4.75% as of December 31, 2010, less administrative and mortality charges.

6.

Investing Activities

Debt securities

Fair Value and Cost of Debt Securities:	As of December 31,
($ in thousands)	2010		2009
	Fair Value	Cost	Fair Value	Cost

U.S. government and agency	$98,283	$96,137	$54,101	$54,526
State and political subdivision	32,509	33,092	6,075	6,491
Foreign government	16,086	14,683	13,885	12,678
Corporate	693,777	692,780	636,915	676,009
CMBS	173,955	172,850	97,381	109,132
RMBS	333,605	350,729	344,633	384,125
CDO/CLO	63,184	72,603	64,999	85,558
Other asset-backed	108,999	108,632	58,489	62,355
Available-for-sale debt securities	$1,520,398	$1,541,506	$1,276,478	$1,390,874

Unrealized Gains (Losses) from Debt Securities:	As of December 31,
($ in thousands)	2010		2009
	Gains	Losses	Gains	Losses

U.S. government and agency	$2,483	$(337)	$1,117	$(1,542)
State and political subdivision	216	(799)	22	(438)
Foreign government	1,463	(60)	1,235	(28)
Corporate	39,804	(38,807)	18,601	(57,695)
CMBS	5,673	(4,568)	627	(12,378)
RMBS	4,429	(21,553)	1,874	(41,366)
CDO/CLO	1,940	(11,359)	399	(20,958)
Other asset-backed	1,320	(953)	180	(4,046)
Debt securities gains and losses	$57,328	$(78,436)	$24,055	$(138,451)
Debt securities net losses		$(21,108)		$(114,396)

Net unrealized investment gains and losses on securities classified as available for sale and certain other assets are included in the balance sheet as a component of accumulated other comprehensive income (loss). The table below presents the special category of accumulated other comprehensive income for debt securities that are other-than-temporarily impaired when the impairment loss has been split between the credit loss component (in earnings) and the non-credit component (separate category of accumulated other comprehensive income) and the subsequent changes in fair value.

Fixed Maturity Securities on which an OTTI Loss has been Recognized, by Type:	As of December 31,
($ in thousands)	2010(1)	2009(1)

U.S. government and agency	$--	$--
State and political subdivision	--	--
Foreign government	--	--
Corporate	(1,512)	(591)
CMBS	(4,519)	(1,739)
RMBS	(15,263)	(11,401)
CDO/CLO	(6,279)	(9,698)
Other asset-backed	--	--
Fixed maturity non-credit losses in AOCI	$(27,573)	$(23,429)

———————

 (1)

Represents the amount of non-credit OTTI losses recognized in accumulated other comprehensive income which excludes net unrealized losses on impaired securities. This was made effective as of January 2009.

6.

Investing Activities (continued)

Aging of Temporarily Impaired	As of December 31, 2010
Debt Securities:	Less than 12 months		Greater than 12 months		Total
($ in thousands)	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Debt Securities
U.S. government and agency	$592	$(8)	$3,613	$(329)	$4,205	$(337)
State and political subdivision	20,184	(381)	910	(418)	21,094	(799)
Foreign government	968	(60)	--	--	968	(60)
Corporate	38,680	(1,833)	89,756	(36,974)	128,436	(38,807)
CMBS	22,577	(401)	12,851	(4,167)	35,428	(4,568)
RMBS	61,907	(2,296)	96,254	(19,257)	158,161	(21,553)
CDO/CLO	88	--	43,920	(11,359)	44,008	(11,359)
Other asset-backed	35,346	(355)	7,456	(598)	42,802	(953)
Total temporarily impaired securities	$180,342	$(5,334)	$254,760	$(73,102)	$435,102	$(78,436)

Below investment grade	$3,946	$(276)	$88,564	$(43,094)	$92,510	$(43,370)
Below investment grade after offsets for deferred policy acquisition cost adjustment and taxes		$(35)		$(3,310)		$(3,345)

Number of securities		142		174		316

Unrealized losses on below investment grade debt securities with a fair value of less than 80% of amortized cost totaled $37,304 thousand at December 31, 2010, of which $36,499 thousand was below 80% of amortized cost for more than 12 months.

These securities were considered to be temporarily impaired at December 31, 2010 because each of these securities had performed, and was expected to perform, in accordance with its original contractual terms and because it was more likely than not that we would not be required to sell these securities before recovery.

Aging of Temporarily Impaired	As of December 31, 2009
Debt Securities:	Less than 12 months		Greater than 12 months		Total
($ in thousands)	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Debt Securities
U.S. government and agency	$5,477	$(82)	$2,482	$(1,460)	$7,959	$(1,542)
State and political subdivision	2,073	(27)	2,916	(411)	4,989	(438)
Foreign government	1,970	(28)	--	--	1,970	(28)
Corporate	42,590	(1,249)	182,079	(56,446)	224,669	(57,695)
CMBS	21,955	(220)	42,863	(12,158)	64,818	(12,378)
RMBS	104,826	(2,202)	152,818	(39,164)	257,644	(41,366)
CDO/CLO	3,558	(934)	58,288	(20,024)	61,846	(20,958)
Other asset-backed	20,733	(96)	20,441	(3,950)	41,174	(4,046)
Total temporarily impaired securities	$203,182	$(4,838)	$461,887	$(133,613)	$665,069	$(138,451)

Below investment grade	$13,119	$(1,499)	$124,409	$(65,887)	$137,528	$(67,386)
Below investment grade after offsets for deferred policy acquisition cost adjustment and taxes		$(323)		$(12,017)		$(12,340)

Number of securities		102		331		433

Unrealized losses on below investment grade debt securities with a fair value of less than 80% of amortized cost totaled $60,960 thousand at December 31, 2009, of which $55,964 thousand was below 80% of amortized cost for more than 12 months.

These securities were considered to be temporarily impaired at December 31, 2009 because each of these securities had performed, and was expected to perform, in accordance with its original contractual terms and because it was more likely than not that we would not be required to sell these securities before recovery.

6.

Investing Activities (continued)

Other-than-temporary impairments

A credit-related loss impairment for structured securities is determined by calculating the present value of the expected credit losses on a given security’s coupon and principal cash flows until maturity. All other fixed income securities are written down to fair value. The impairment amount is separated into the amount related to credit losses, which is recorded as a charge to net realized investment losses included in our earnings, and the amount related to all other factors, which is recognized in other comprehensive income. The non-credit related loss component is equal to the difference between the fair value of a security and its impaired carrying value.

Management exercised significant judgment with respect to certain securities in determining whether impairments are temporary or other than temporary. At December 31, 2010, this included securities with $24,659 thousand of gross unrealized losses of 50% or more for which no OTTI was ultimately indicated. In reaching its conclusions, management used a number of issuer-specific quantitative indicators and qualitative judgments to assess the probability of receiving a given security’s contractual cash flows. This included the issue’s implied yield to maturity, cumulative default rate based on rating, comparisons of issue-specific spreads to industry or sector spreads, specific trading activity in the issue, and other market data such as recent debt tenders and upcoming refinancing requirements. Management also reviewed fundamentals such as issuer credit and liquidity metrics, business outlook and industry conditions. Management does not have the intention to sell nor does it expect to be required to sell these securities. Management maintains a watch list of securities that is reviewed for impairments. Each security on the watch list was evaluated, analyzed and discussed, with the positive and negative factors weighed in the ultimate determination of whether or not the security was other-than-temporarily impaired.

In determining that the securities giving rise to the previously mentioned unrealized losses were not other-than-temporarily impaired, we considered and evaluated the factors cited above. In making these evaluations, we exercised considerable judgment. Accordingly, there can be no assurance that actual results will not differ from our judgments and that such differences may require the future recognition of OTTI charges that could have a material effect on our financial position and results of operations. In addition, the value of, and the realization of any loss on, a debt security or equity security is subject to numerous risks, including interest rate risk, market risk, credit risk and liquidity risk. The magnitude of any loss incurred by us may be affected by the relative concentration of our investments in any one issuer or industry. We have established specific policies limiting the concentration of our investments in any single issuer and industry and believe our investment portfolio is prudently diversified.

Debt Securities

Fixed maturity OTTIs recorded in 2010 were primarily concentrated in structured securities. These impairments were driven primarily by significant rating downgrades and increased collateral default rates. In our judgment, these credit events or other adverse conditions of the issuers have caused, or will most likely lead to, a deficiency in the contractual cash flows related to the investment. Therefore, based upon these credit events, we have determined that OTTIs exist. Total impairments recognized through earnings related to such credit-related circumstances were $10,799 thousand in 2010 and $24,007 thousand in 2009.

In addition to these credit-related impairments recognized through earnings, we impaired securities to fair value through other comprehensive loss for any impairments related to non-credit related factors. These types of impairments were driven primarily by market or sector credit spread widening or by a lack of liquidity in the securities. The amount of impairments recognized as an adjustment to other comprehensive loss due to these factors was $8,994 thousand in 2010 and $25,691 thousand in 2009.

Prospectively, we will account for the OTTI security as if the debt security had been purchased on the impairment date, using an amortized cost basis equal to the previous cost basis less the amount of the credit loss impairment. We will continue to estimate the present value of future cash flows expected and, if significantly greater than the new cost basis, accrete the difference as interest income.

6.

Investing Activities (continued)

The following table rolls forward the amount of credit losses recognized in earnings on debt securities held at the beginning of the period, for which a portion of the OTTI was recognized in other comprehensive income.

Credit Losses Recognized in Earnings on Debt Securities for	Years Ended December 31,
which a Portion of the OTTI Loss was Recognized in OCI:	2010	2009
($ in thousands)
Balance, beginning of year	$(12,442)	$(9,634)
Add: Credit losses on OTTIs not previously recognized	(2,193)	(10,957)
Less: Credit losses on securities sold	2,475	10,167
Less: Credit losses on securities impaired due to intent to sell	--	--
Add: Credit losses on previously impaired securities	(7,344)	(2,018)
Less: Credit losses upon adoption of ASC 815	2,169	--
Less: Increases in cash flows expected on previously impaired securities	--	--
Balance, end of year	$(17,335)	$(12,442)

Venture capital partnerships

The following table presents investments in limited partnerships interests. We make contributions to partnerships under existing or new funding commitments.

Investment Activity in Venture Capital Partnerships:	Years Ended December 31,
($ in thousands)	2010	2009	2008

Contributions	$2,000	$1,437	$--
Equity in earnings (loss) of partnerships	(120)	--	--
Distributions	(91)	--	--
Change in venture capital partnerships	1,789	1,437	--
Venture capital partnership investments, beginning of year	1,437	--	--
Venture capital partnership investments, end of year	$3,226	$1,437	$--

Net investment income

Sources of Net Investment Income:	Years Ended December 31,
($ in thousands)	2010	2009	2008

Debt securities	$69,219	$74,237	$89,141
Policy loans	3,012	2,587	1,677
Other investments	1,753	2,051	2
Fair value option investments	1,028	176	--
Venture capital	(120)	--	--
Other income	157	112	113
Cash and cash equivalents	34	21	2,018
Total investment income	75,083	79,184	92,951
Investment expenses	(1,356)	(417)	(1,988)
Net investment income	$73,727	$78,767	$90,963

6.

Investing Activities (continued)

Net realized investment gains (losses)

Sources and Types of Realized Investment Gains (Losses):	Years Ended December 31,
($ in thousands)	2010	2009	2008

Total other-than-temporary debt impairment losses	$(19,793)	$(48,605)	$--
Portion of loss recognized in other comprehensive income	8,994	25,691	--
Net debt impairments recognized in earnings	$(10,799)	$(22,914)	$--

Debt security impairments	$(10,799)	$(22,914)	$(52,057)
Other investment impairments	--	(1,093)	--
Impairment losses	(10,799)	(24,007)	(52,057)
Debt security transaction gains	2,797	9,043	1,550
Debt security transaction losses	(4,120)	(13,247)	(2,952)
Other investment transaction losses	265	(1,128)	(85)
Net transaction losses	(1,058)	(5,332)	(1,487)
Realized gains (losses) on derivative assets and liabilities	(5,699)	20,161	(118,511)
Net realized investment gains (losses), excluding impairment losses	(6,757)	14,829	(119,998)
Net realized investment losses, including impairment losses	$(17,556)	$(9,178)	$(172,055)

Unrealized investment gains (losses)

Sources of Changes in Net Unrealized Investment Gains (Losses):	Years Ended December 31,
($ in thousands)	2010	2009	2008

Debt securities	$92,080	$198,748	$(250,029)
Other investments	(201)	2,116	(345)
Net unrealized investment gains (losses)	$91,879	$200,864	$(250,374)

Net unrealized investment gains (losses)	$91,879	$200,864	$(250,374)
Applicable deferred policy acquisition cost	(98,432)	(149,998)	193,545
Applicable deferred income tax expense (benefit)	13,894	(17,803)	16,690
Offsets to net unrealized investment gains (losses)	(84,538)	(167,801)	210,235
Net unrealized investment gains (losses) included in other comprehensive income	$7,341	$33,063	$(40,139)

Statutory deposits

Pursuant to certain statutory requirements, as of December 31, 2010 and 2009, we had on deposit securities with a fair value of $7,131 thousand and $6,788 thousand, respectively, in insurance department special deposit accounts. We are not permitted to remove the securities from these accounts without approval of the regulatory authority.

Investing cash flows

Investment Purchases, Sales, Repayments and Maturities:	Years Ended December 31,
($ in thousands)	2010	2009	2008

Debt security purchases	$(2,011,426)	$(2,215,933)	$(1,339,880)
Other investment purchases	(76,298)	(66,884)	(103,028)
Investment purchases	$(2,087,724)	$(2,282,817)	$(1,442,908)

Debt securities sales	$1,610,275	$1,917,089	$1,196,688
Debt securities maturities and repayments	241,750	421,627	268,509
Other investment sales	35,979	22,299	36,142
Investment sales, repayments and maturities	$1,888,004	$2,361,015	$1,501,339

6.

Investing Activities (continued)

Maturities of Debt Securities:	As of December 31, 2010
($ in thousands)	Cost	Fair Value

Due in one year or less	$200	$200
Due after one year through five years	284,729	293,291
Due after five years through ten years	387,567	403,866
Due after ten years	869,010	823,041
Total	$1,541,506	$1,520,398

The maturities of general account debt securities, as of December 31, 2010, are summarized in the table above by contractual sinking fund payment and maturity. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

Non-consolidated variable interest entities

Entities which do not have sufficient equity at risk to allow the entity to finance its activities without additional financial support or in which the equity investors, as a group, do not have the characteristic of a controlling financial interest are referred to as VIEs. We perform ongoing assessments of our investments in VIEs to determine whether we have a controlling financial interest in the VIE and therefore would be considered to be the primary beneficiary. An entity would be considered a primary beneficiary and be required to consolidate a VIE when the entity has both the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses, or right to receive benefits, that could potentially be significant to the VIE. We reassess our VIE determination with respect to an entity on an ongoing basis.

We are involved with various entities that are deemed to be VIEs primarily as a passive investor in private equity limited partnerships and through direct investments, in which we are not related to the general partner. These investments are accounted for under the equity method of accounting and are primarily included in the venture capital category of the balance sheet. The carrying value of assets and liabilities, as well as the maximum exposure to loss, relating to significant VIEs for which we are not the primary beneficiary was $3,226 thousand and $1,437 thousand as of December 31, 2010 and 2009, respectively. The asset value of our investments in VIEs for which we are not the primary beneficiary is based upon sponsor values and audited financial statements of the individual entities. Our maximum exposure to loss related to these non-consolidated VIEs is limited to the amount of our investment.

Issuer and counterparty credit exposure

Credit exposure related to issuers and derivatives counterparties is inherent in investments and derivative contracts with positive fair value or asset balances. We manage credit risk through the analysis of the underlying obligors, issuers and transaction structures. We review our debt security portfolio regularly to monitor the performance of obligors and assess the stability of their credit ratings. We also manage credit risk through industry and issuer diversification and asset allocation. Maximum exposure to an issuer or derivative counterparty is defined by quality ratings, with higher quality issuers having larger exposure limits. As of December 31, 2010, we were not exposed to any credit concentration risk of a single issuer greater than 10% of stockholders’ equity other than U.S. government and government agencies backed by the faith and credit of the U.S. government. We have an overall limit on below investment grade rated issuer exposure. To further mitigate the risk of loss on derivatives, we only enter into contracts in which the counterparty is a financial institution with a rating of A or higher.

As of December 31, 2010, we held derivative assets, net of liabilities, with a fair value of $82,415 thousand. Derivative credit exposure was diversified with seven different counterparties. We also had debt securities of these issuers with a carrying value of $18,920 thousand. Our maximum amount of loss due to credit risk with these issuers was $101,335 thousand. See Note 8 to these financial statements for more information regarding derivatives.

7.

Separate Accounts, Death Benefits and Other Insurance Benefit Features

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as separate account assets with an equivalent amount reported as separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in insurance and investment product fees. In 2010 and 2009 there were no gains or losses on transfers of assets from the general account to a separate account.

Variable Annuities

Many of our variable annuity contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

•

Liabilities associated with the GMDB are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

•

Liabilities associated with the GMIB are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

For annuities with GMDB and GMIB, 200 stochastically generated scenarios were used.

Separate Account Investments of Account Balances of Contracts with Guarantees:	As of December 31,
($ in thousands)	2010	2009

Debt securities	$599,803	$490,077
Equity funds	1,850,010	1,830,888
Other	68,677	79,707
Total	$2,518,490	$2,400,672

Changes in Guaranteed Liability Balances:	Year Ended
($ in thousands)	December 31, 2010
	Annuity	Annuity
	GMDB	GMIB

Liability balance as of January 1, 2010	$5,063	$15,811
Incurred	3,330	1,646
Paid	(3,823)	—
Liability balance as of December 31, 2010	$4,570	$17,457

Changes in Guaranteed Liability Balances:	Year Ended
($ in thousands)	December 31, 2009
	Annuity	Annuity
	GMDB	GMIB

Liability balance as of January 1, 2009	$9,581	$21,365
Incurred	3,403	(5,554)
Paid	(7,921)	--
Liability balance as of December 31, 2009	$5,063	$15,811

7.

Separate Accounts, Death Benefits and Other Insurance Benefit Features (continued)

Changes in Guaranteed Liability Balances:	Year Ended
($ in thousands)	December 31, 2008
	Annuity	Annuity
	GMDB	GMIB

Liability balance as of January 1, 2008	$3,109	$5,706
Incurred	10,281	15,659
Paid	(3,809)	--
Liability balance as of December 31, 2008	$9,581	$21,365

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in policy benefits on our statements of income. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit (“GMWB”), a guaranteed minimum accumulation benefit (“GMAB”), a guaranteed pay-out annuity floor (“GPAF”) and a combination rider (“COMBO”).

The GMWB rider guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, these contracts have a feature that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract owner with a minimum accumulation of the contract owner’s purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GPAF rider provides the policyholder with a minimum payment amount if the variable annuity payment falls below this amount on the payment calculation date.

The COMBO rider includes the GMAB and GMWB riders as well as the GMDB rider at the policyholder’s option.

The GMWB, GMAB, GPAF and COMBO represent embedded derivatives in the variable and fixed indexed annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds. The fair value of the GMWB, GMAB, GPAF and COMBO obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

We have entered into a contract with Phoenix Life whereby we reinsure 100% of any claims related to GMWB liabilities on policies issued after April 30, 2008 and to GMAB liabilities on policies issued after December 31, 2008. Because this contract does not transfer sufficient risk to be accounted for as reinsurance, we use deposit accounting for the contract. As of December 31, 2010 and 2009, the embedded derivative liabilities for GMWB, GMAB, GPAF and COMBO are listed in the table below. There were no benefit payments made for GMWB or GMAB during 2010 or 2009. There were benefit payments made for GPAF of $351 thousand and $516 thousand during 2010 and 2009.

In order to minimize the volatility associated with the unreinsured liabilities, we have established an alternative risk management strategy under which we hedge the GMAB and GMWB exposure using equity options, equity futures, swaps and swaptions. These investments are included in other investments on our balance sheet.

7.

Separate Accounts, Death Benefits and Other Insurance Benefit Features (continued)

Embedded Derivative Liabilities:	December 31,
($ in thousands)	2010	2009

GMWB	$(1,664)	$3,575
GMAB	13,098	19,747
GPAF	2,286	1,749
COMBO	(595)	(584)
Index credits	(100)	--
Total embedded derivatives	$13,025	$24,487

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current GMDB in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policyholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

Additional Insurance Benefits:		Net Amount	Average
($ in thousands)	Account	At Risk After	Attained Age
	Value	Reinsurance	of Annuitant

GMDB return of premium	$981,787	$17,685	61
GMDB step up	1,507,216	82,613	62
GMDB earnings enhancement benefit (“EEB”)	47,123	291	61
GMDB greater of annual step up and roll up	32,083	7,680	65
Total GMDB at December 31, 2010	$2,568,209	$108,269

COMBO	$10,837		59
GMAB	427,315		56
GMIB	511,971		62
GMWB	587,053		61
GPAF	13,251		76
Total at December 31, 2010	$1,550,427

Additional Insurance Benefits:		Net Amount	Average
($ in thousands)	Account	At Risk After	Attained Age
	Value	Reinsurance	of Annuitant

GMDB return of premium	$1,046,389	$55,447	60
GMDB step up	1,499,571	207,939	61
GMDB earnings enhancement benefit (“EEB”)	49,090	1,436	61
GMDB greater of annual step up and roll up	32,833	10,034	64
Total GMDB at December 31, 2009	$2,627,883	$274,856

COMBO	$10,119		58
GMAB	406,186		55
GMIB	509,703		61
GMWB	562,931		60
GPAF	15,452		76
Total at December 31, 2009	$1,504,391

With the return of premium, the death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).

With the step up, the death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior to the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner’s attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.

7.

Separate Accounts, Death Benefits and Other Insurance Benefit Features (continued)

With the EEB, the death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB. The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.

With the greater of annual step up and annual roll up, the death benefit is the greatest of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner’s attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Universal Life

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2010 and 2009, we held additional universal life benefit reserves in accordance with death benefit and other insurance benefit reserves of $95,742 thousand and $73,793 thousand, respectively.

8.

Derivative Instruments

Derivative Instruments

We use derivatives to manage certain risks in our general account portfolio as well as our insurance liabilities. Our derivatives generally do not qualify for hedge accounting treatment and are stated at fair value (market value) with changes in valuation reported in net realized capital gains/losses. Derivatives that are designated as hedges for accounting purposes are also stated at fair value. However, changes in the fair value of such derivatives are recorded in other comprehensive income, or net income, depending on the nature and effectiveness of the hedge. The Company seeks to enter into over-the-counter (“OTC”) derivative transactions pursuant to master agreements that provide for a netting of payments and receipts with a single counterparty. As of December 31, 2010, $6,870 thousand of cash and cash equivalents was held as collateral by a third party related to our derivative transactions.

Derivative Instruments Held in			As of December 31
General Account:			2010		2009
($ in thousands)	Notional
	Amount	Maturity	Asset	Liability	Asset	Liability
Non-Hedging Derivative Instruments
Interest rate swaps	$77,000	2017-2018	$3,593	$1,469	$1,633	$--
Variance swaps	935	2015-2017	--	577	--	--
Swaptions	14,000	2011	2,097	--	1,161	--
Put options	235,000	2014-2023	45,019	--	65,974	--
Call options	34,837	2011-2015	11,231	5,980	--	--
Equity futures	52,887	2011	28,501	--	7,338	--
Total non-hedging derivative instruments	$414,659		$90,441	$8,026	$76,106	$--

See Note 7 to these financial statements for more information on our embedded derivatives related to our variable annuity guarantees.

Interest Rate Swaps

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments. We use interest rate swaps that effectively convert variable rate cash flows to fixed cash flows in order to hedge the interest rate risks associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities.

8.

Derivative Instruments (continued)

Interest Rate Options

We use interest rate options, such as swaptions, to hedge against market risks to assets or liabilities from substantial changes in interest rates. An interest rate swaption gives us the right but not the obligation to enter into an underlying swap. Swaptions are options on interest rate swaps. All of our swaption contracts are receiver swaptions, which give us the right to enter into a swap where we will receive the agreed-upon fixed rate and pay the floating rate. If the market conditions are favorable and the swap is needed to continue hedging our inforce liability business, we will exercise the swaption and enter into a fixed rate swap. If a swaption contract is not exercised by its option maturity date, it expires with no value.

Exchange Traded Future Contracts

We use equity index futures to hedge the market risks from changes in the value of equity indices, such as S&P 500, associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. Positions are short-dated, exchange-traded futures with maturities of three months.

Equity Index Options

The Company uses the following derivative contracts to hedge against market risks from changes in volatility, interest rates and equity indices associated with our Life and Annuity products:

•

Equity index options, such as S&P 500 puts for the variable annuity guaranteed minimum living benefit (GMAB/GMWB) rider liabilities;

•

Equity index options, such as S&P 500 European calls for the Equity Index Universal Life (EIUL); and

•

Equity index options, such as S&P European, Asian and Binary calls for the Equity Index Annuity (EIA).

An equity index put option affords the Company the right to sell a specified equity index at the established price determined at the time the instrument was purchased. The Company may use short-dated options, which are traded on exchanges or use long-dated over-the-counter options, which require entering into an agreement with another party (referred to as the counterparty).

An equity index call option affords the Company the right to buy a specified equity index at the established price determined at the time the instrument was purchased. The Company uses exact-dated options, which are traded over-the-counter with another party (referred to as the counterparty) to closely replicate the option payoff profile embedded in EIA and EIUL liabilities.

Contingent Features

Derivative counterparty agreements contain certain provisions that require our insurance companies’ financial strength rating to be above a certain threshold. If our financial strength ratings were to fall below a specified rating threshold, certain derivative counterparties could request immediate payment or demand immediate and ongoing full collateralization on derivative instruments in net liability positions, or even trigger a termination of existing derivatives and/or future derivative transactions.

In a couple of derivative counterparty agreements, our financial strength ratings remain below the specified threshold levels as a result of a rating downgrade in early 2009. However, the Company held no derivative instruments as of December 31, 2010 in a net liability position payable to any counterparty (i.e., such derivative instruments have fair values in a net asset position payable to the Company if such holdings were liquidated).

9.

Fair Value of Financial Instruments

ASC 820-10 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

9.

Fair Value of Financial Instruments (continued)

ASC 820-10 establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels, from highest to lowest, are defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 securities include highly liquid government bonds and exchange-traded equities.

•

Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. Examples of such instruments include government-backed mortgage products and certain high-yield debt securities.

•

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement. Securities classified within Level 3 include broker quoted investments, certain residual interests in securitizations and other less liquid securities. Most valuations that are based on brokers’ prices are classified as Level 3 due to a lack of transparency in the process they use to develop prices.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following tables present the financial instruments carried at fair value by ASC 820-10 valuation hierarchy (as described above).

Assets and Liabilities at Fair Value:	As of December 31, 2010
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale debt securities
U.S. government and agency	$68,724	$29,559	$--	$98,283
State and political subdivision	--	32,509	--	32,509
Foreign government	--	16,086	--	16,086
Corporate	--	663,717	30,060	693,777
CMBS	--	163,647	10,308	173,955
RMBS	--	326,168	7,437	333,605
CDO/CLO	--	--	63,184	63,184
Other asset-backed	--	89,328	19,671	108,999
Derivative assets	--	90,441	--	90,441
Separate account assets(1)	2,800,500	77,195	--	2,877,695
Fair value option investments	--	4,442	7,289	11,731
Total assets	$2,869,224	$1,493,092	$137,949	$4,500,265
Liabilities
Embedded derivative liabilities	$--	$8,026	$13,025	$21,051
Total liabilities	$--	$8,026	$13,025	$21,051

———————

(1)

Excludes $37,949 thousand in limited partnerships and real estate investments accounted for on the equity method as well as $7,302 thousand in cash and cash equivalents and money market funds.

There were no transfers between Level 1 and Level 2 assets for the year ended December 31, 2010.

9.

Fair Value of Financial Instruments (continued)

Fair Values of Financial Instruments by Level:	As of December 31, 2009
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale debt securities
U.S. government and agency	$32,800	$21,301	$--	$54,101
State and political subdivision	--	6,075	--	6,075
Foreign government	--	13,885	--	13,885
Corporate	--	595,658	41,257	636,915
CMBS	--	85,597	11,784	97,381
RMBS	--	328,996	15,637	344,633
CDO/CLO	--	--	64,999	64,999
Other asset-backed	--	39,635	18,854	58,489
Derivative assets	--	76,106	--	76,106
Separate account assets(1)	2,741,537	84,553	--	2,826,090
Fair value option investments	--	4,266	--	4,266
Total assets	$2,774,337	$1,256,072	$152,531	$4,182,940
Liabilities
Derivative liabilities	$--	$--	$24,487	$24,487
Total liabilities	$--	$--	$24,487	$24,487

———————

(1)

Excludes $34,781 thousand in limited partnerships and real estate investments accounted for on the equity method as well as $11,453 thousand in cash and cash equivalents and money market funds.

Carrying Amounts and Fair Values	As of December 31,
of Financial Instruments:	2010		2009
($ in thousands)	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value

Cash and cash equivalents	$51,059	$51,059	$83,518	$83,518
Debt securities	1,520,398	1,520,398	1,276,478	1,276,478
Separate account assets	2,922,946	2,922,946	2,872,324	2,872,324
Policy loans	57,326	57,326	49,675	49,675
Derivative financial instruments	90,441	90,441	76,106	76,106
Fair value option investments	11,731	11,731	4,266	4,266
Financial assets	$4,653,901	$4,653,901	$4,362,367	$4,362,367

Investment contracts	$793,142	$804,107	$673,725	$684,369
Separate account liabilities	2,922,946	2,922,946	2,872,324	2,872,324
Derivative financial instruments	21,051	21,051	24,487	24,487
Financial liabilities	$3,737,139	$3,748,104	$3,570,536	$3,581,180

Fair value option investments include a structured loan asset valued at $4,442 thousand as of December 31, 2010. Election of the fair value option allows current earnings recognition and is more consistent with management’s view of the securities’ underlying economics. Changes in the fair value of this asset are included in net investment income.

In addition, pursuant to ASC 815, Derivatives and Hedging, adopted on July 1, 2010, this amount also includes beneficial interests in eight securitized financial assets for which an irrevocable election was made to use the fair value option. These securities contain an embedded derivative feature. These securities were valued at $7,289 thousand as of December 31, 2010. This election was not in existence at December 31, 2009.

We have an established process for determining fair values. Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, or are based on disorderly transactions or inactive markets, fair value is based upon internally developed models that use primarily market-based or independently-sourced market parameters, including interest rate yield curves, option volatilities and currency rates. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments include amounts to reflect counterparty credit quality, our own creditworthiness, liquidity and unobservable parameters that are applied consistently over time. The majority of the valuations of Level 3 assets were internally calculated or obtained from independent third-party broker quotes.

9.

Fair Value of Financial Instruments (continued)

We determine fair value as the price received in an orderly transaction. Thus, we evaluate broker pricing indications, if available, to determine whether the weight of evidence indicates that markets are inactive, or transactions are disorderly. In order to determine whether the volume and level of activity for an asset or liability has significantly decreased, we compare current activity with normal market activity for the asset or liability. We may observe a notable decrease in the number of recent transactions, and the significant decline or absence of a market for new issuances for the security or a similar security. If we do receive a broker pricing indication, we look for substantiation, such as a significant increase in implied liquidity risk premiums, yields, or performance indications when compared to the expected cash flow analysis. We look to see if the pricing indications have varied substantially in a short amount of time where no fundamental event or occurrence has prompted the large variation, or if there is a significant increase in the bid-ask spread. We review published indexes that may have been historically highly correlated with the fair values that no longer are representative of an active market. For corporate positions, we utilize TRACE, for which published trade activity is made available, to assess trading activity levels. For other positions, we rely on many factors such as the observable flows through Bloomberg, trading levels and activity as reported by market participants, and industry publications that speak to trading volume and current market conditions. Using professional judgment and experience, we evaluate and weigh the relevance and significance of all applicable factors to determine if there has been a significant decrease in the volume and level of activity for an asset, or group of similar assets.

Similarly, in order to identify transactions that are not orderly, we take into consideration the activity in the market as stated above, because that can influence the determination and occurrence of an orderly transaction. In addition, we assess the period of the exposure to the market before measurement date to determine adequacy for customary marketing activities. Also, we look to see if it was marketed to a single or limited number of participants. We assess the financial condition of the seller, if available, to determine whether observed transactions may have been forced. If the trading price is an outlier when compared to similar recent transactions, we consider whether this is an indicator of a disorderly trade. Using professional judgment and experience, we evaluate and weigh the relevance and significance of all applicable factors to determine if the evidence suggests that a transaction or group of similar transactions is not orderly.

Following is a description of our valuation methodologies for assets and liabilities measured at fair value. Such valuation methodologies were applied to all of the assets and liabilities carried at fair value.

Structured Securities

For structured securities, we consider the best estimate of cash flows until maturity to determine our ability to collect principal and interest and compare this to the anticipated cash flows when the security was purchased. In addition, management judgment is used to assess the probability of collecting all amounts contractually due to us. After consideration is given to the available information relevant to assessing the collectibility, including historical events, current conditions and reasonable forecasts, an estimate of future cash flows is determined. This includes evaluating the remaining payment terms, prepayment speeds, the underlying collateral, expected defaults using current default data and the financial condition of the issuer. Other factors considered are composite credit ratings, industry forecast, analyst reports and other relevant market data are also considered, similar to those the Company believes market participants would use. For securities for which observable market data is available and substantiated, valuations reflect the quoted fair value.

To determine fair values for certain structured, collateralized loan obligations (“CLO”) and collateralized debt obligations (“CDO”) assets for which current pricing indications either did not exist, or were based on inactive markets or sparse transactions, we utilize model pricing using a third-party forecasting application that leverages historical trustee information for each modeled security. Principal and interest cash flows are modeled under various default scenarios for a given tranche of a security in accordance with its contractual cash flow priority of claim and subordination with respect to credit losses. The key assumptions include the level of annual default rates, loss-given-default (LGD) or recovery rate, collateral prepayment rate and reinvestment spread.

Fair value is then determined based on discounted projected cash flows. We use a discount rate based upon a combination of the current U.S. Treasury rate plus the most recent gross CDO/CLO spreads (including the corresponding swap spread) by original tranche rating, which is representative of the inherent credit risk exposure in a deal’s capital structure. A credit loss margin is then deducted from this blended rate equal to the baseline annual default rate times a loss severity rate. The rationale behind the deduction of such credit loss margins is necessary as the projected cash flows have already been default risk-adjusted, taking into account the impact of the projected credit losses in the underlying collateral.

9.

Fair Value of Financial Instruments (continued)

Derivatives

Exchange-traded derivatives valued using quoted prices are classified within Level 1 of the valuation hierarchy. However, few classes of derivative contracts are listed on an exchange. Therefore, the majority of our derivative positions are valued using internally developed models that use as their basis readily observable market parameters. These positions are classified within Level 2 of the valuation hierarchy. Such derivatives include basic interest rate swaps, options and credit default swaps.

Fair values for OTC derivative financial instruments, principally forwards, options and swaps, represent the present value of amounts estimated to be received from or paid to a marketplace participant in settlement of these instruments (i.e., the amount we would expect to receive in a derivative asset assignment or would expect to pay to have a derivative liability assumed). These derivatives are valued using pricing models based on the net present value of estimated future cash flows and directly observed prices from exchange-traded derivatives or other OTC trades, while taking into account the counterparty’s credit ratings, or our own credit ratings, as appropriate. Determining the fair value for OTC derivative contracts can require a significant level of estimation and management judgment.

New and/or complex instruments may have immature or limited markets. As a result, the pricing models used for valuation often incorporate significant estimates and assumptions that market participants would use in pricing the instrument, which may impact the results of operations reported in the financial statements. For long-dated and illiquid contracts, extrapolation methods are applied to observed market data in order to estimate inputs and assumptions that are not directly observable. This enables us to mark to market all positions consistently when only a subset of prices is directly observable. Values for OTC derivatives are verified using observed information about the costs of hedging the risk and other trades in the market. As the markets for these products develop, we continually refine our pricing models to correlate more closely to the market risk of these instruments.

Retained Interest in Securitization

Retained interests in securitizations do not trade in an active, open market with readily observable prices. Accordingly, we estimate the fair value of certain retained interests in securitizations using discounted cash flow (“DCF”) models.

For certain other retained interests in securitizations (such as interest-only strips), a single interest rate path DCF model is used and generally includes assumptions based upon projected finance charges related to the securitized assets, estimated net credit losses, prepayment assumptions and contractual interest paid to third-party investors. Changes in the assumptions used may have a significant impact on our valuation of retained interests and such interests are, therefore, typically classified within Level 3 of the valuation hierarchy.

We compare the fair value estimates and assumptions to observable market data where available and to recent market activity and actual portfolio experience.

Separate Accounts

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security and short-term investments of the Company. Mutual funds are included in Level 1. Most debt securities and short-term investments are included in Level 2.

Fair Value of Investment Contracts

For purposes of fair value disclosures, we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 100 basis points to determine the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 100 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

9.

Fair Value of Financial Instruments (continued)

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

Valuation of Embedded Derivatives

We make guarantees on certain variable and fixed indexed annuity contracts, including GMAB and GMWB as well as provide credits based on the performance of certain indices (“index credits”) on our fixed annuity contracts that meet the definition of an embedded derivative. The GMAB and GMWB embedded derivatives are accounted for at fair value using a risk neutral stochastic valuation methodology with changes in fair value recorded in realized investment gains. The inputs to our fair value methodology include information derived from the asset derivatives market, including the volatility surface and the swap curve. Several additional inputs are not obtained from independent sources, but instead reflect our internally developed assumptions related to mortality rates, lapse rates and policyholder behavior. The fair value of the embedded derivatives associated with our fixed indexed annuity is calculated using the budget method where the initial value is established based on the fair value of the options used to hedge the liabilities. The budget amount for future years is based on the impact of projected interest rates on the discounted liabilities. Several additional inputs reflect our internally developed assumptions related to lapse rates and policyholder behavior. As there are significant unobservable inputs included in our fair value methodology for these embedded derivative liabilities, we consider the above-described methodology as a whole to be Level 3 within the fair value hierarchy.

Our fair value calculation includes a credit standing adjustment (the “CSA”). The CSA represents the adjustment that market participants would make to reflect the risk that guaranteed benefit obligations may not be fulfilled (“non-performance risk”). In analyzing various alternatives to the CSA calculation, we determined that we could not use credit default swap spreads as there are no such observable instruments on PNX’s life insurance subsidiaries, including us, nor could we consistently obtain an observable price on the surplus notes issued by Phoenix Life, as the surplus notes are not actively traded. Therefore, when discounting the rider cash flows for calculation of the fair value of the liability, we calculated the CSA that reflects the credit spread (based on a Standard & Poor’s BB- credit rating) for financial services companies similar to the Company’s life insurance subsidiaries. This average credit spread is recalculated every quarter therefore the fair value will change with the passage of time even in the absence of any other changes that would affect the valuation. The impact of the CSA, net of the reinsurance impact from a contract with Phoenix Life, at December 31, 2010 and 2009 was a reduction of $19,231 thousand and $19,045 thousand in the reserves associated with these riders, respectively.

Level 3 Financial Assets and Liabilities

The following table sets forth a summary of changes in the fair value of our Level 3 financial assets and liabilities. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. For example, a hypothetical derivative contract with Level 1, Level 2 and significant Level 3 inputs would be classified as a Level 3 financial instrument in its entirety. Subsequently, even if only Level 1 and Level 2 inputs are adjusted, the resulting gain or loss is classified as Level 3. Further, Level 3 instruments are frequently hedged with instruments that are classified as Level 1 or Level 2 and, accordingly, gains or losses reported as Level 3 in the table below may be offset by gains or losses attributable to instruments classified in Level 1 or 2 of the fair value hierarchy.

9.

Fair Value of Financial Instruments (continued)

Level 3 Financial Assets:	As of December 31, 2010
($ in thousands)	Asset-					Fair Value	Total
	Backed	CDO/CLO	Corporate	CMBS	RMBS	Options	Assets

Balance, beginning of period	$18,854	$64,999	$41,257	$11,784	$15,637	$--	$152,531
Purchases	20,939	19,314	45,151	2,556	3,383	--	91,343
Sales	(16,867)	(20,950)	(57,254)	(6,172)	(8,339)	--	(109,582)
Adjustment for initial application of accounting changes(1)	--	(7,289)	--	--	--	7,289	--
Transfers into Level 3(2)	--	--	2,020	--	3	--	2,023
Transfers out of Level 3(3)	(5,667)	--	(7,143)	--	(2,955)	--	(15,765)
Realized gains (losses) included in earnings	(51)	(4,130)	25	(1,793)	(144)	--	(6,093)
Unrealized gains (losses) included in other comprehensive income (loss)	2,230	11,135	6,014	3,930	(402)	--	22,907
Amortization/accretion	233	105	(10)	3	254	--	585
Balance, end of period	$19,671	$63,184	$30,060	$10,308	$7,437	$7,289	$137,949

——————

(1)

Adjustment from available-for-sale debt securities to fair value option investments upon adoption of ASC 815, Derivatives and Hedging, as of July 1, 2010.

(2)

Transfers into Level 3 for the year ended December 31, 2010 primarily represent private securities for which Level 2 input assumptions for valuation pricing were no longer applicable.

(3)

Transfers out of Level 3 for the year ended December 31, 2010 primarily represent private securities for which reliable Level 2 input assumptions for valuation pricing became obtainable.

Level 3 Financial Assets:	As of December 31, 2009
($ in thousands)	Asset-					Total
	Backed	CDO/CLO	Corporate	CMBS	RMBS	Assets

Balance, beginning of period	$23,403	$38,683	$52,665	$19,191	$17,930	$151,872
Net purchases	1,000	218	17,024	2,337	1,035	21,614
Net sales	(5,433)	(1,735)	(35,787)	(7,551)	(2,034)	(52,540)
Transfers into Level 3(1)	3,407	857	22,923	--	38	27,225
Transfers out of Level 3(2)	(5,863)	--	(22,985)	(6,743)	(3,278)	(38,869)
Realized gains (losses) included in earnings	(1,345)	(3,380)	(3,071)	--	(2,466)	(10,262)
Unrealized gains (losses) included in other comprehensive income (loss)	3,686	30,279	10,447	4,546	2,725	51,683
Amortization/accretion	(1)	77	41	4	1,687	1,808
Balance, end of period	$18,854	$64,999	$41,257	$11,784	$15,637	$152,531

———————

(1)

Transfers into Level 3 for the year ended December 31, 2009 primarily represent private securities for which Level 2 input assumptions for valuation pricing were no longer applicable.

(2)

Transfers out of Level 3 for the year ended December 31, 2009 primarily represent private securities for which reliable Level 2 input assumptions for valuation pricing became obtainable.

9.

Fair Value of Financial Instruments (continued)

Level 3 Financial Liabilities:	Years Ended December 31,
($ in millions)	2010	2009
	Embedded Derivatives

Balance, beginning of year	$24,487	$118,028
Net purchases/(sales)	--	--
Transfers into Level 3	--	--
Transfers out of Level 3	--	--
Realized (gains) losses	(11,462)	(93,541)
Unrealized (gains) losses included in other comprehensive loss	--	--
Amortization/accretion	--	--
Balance, end of year	$13,025	$24,487
Portion of (gain) loss included in net loss relating to those liabilities still held	$(11,462)	$(93,541)

10.

Income Taxes

Allocation of Income Taxes:	Years Ended December 31,
($ in thousands)	2010	2009	2008

Income tax expense (benefit) attributable to:
Current	$(11,138)	$28,445	$(1,831)
Deferred	431	(22,438)	(85,666)
Income tax expense (benefit)	$(10,707)	$6,007	$(87,497)
Income taxes paid (recovered)	$1,264	$11,489	$(13,262)

Effective Income Tax Rate:	Years Ended December 31,
($ in thousands)	2010	2009	2008

Income (loss) before income taxes	$(35,583)	$(15,146)	$(282,691)
Income taxes at statutory rate of 35.0%	(12,454)	(5,301)	(98,942)
Dividend received deduction	(591)	(1,376)	(2,584)
ASC 740 increase (decrease)	(52)	(667)	1,242
Valuation allowance increase (decrease)	(400)	9,500	12,800
IRS audit settlements/adjustments	2,488	3,843	--
Other, net	302	8	(13)
Applicable income taxes (benefit)	$(10,707)	$6,007	$(87,497)
Effective income tax rates	30.1%	(39.7%)	31.0%

Deferred Income Tax Balances Attributable to Temporary Differences:	As of December 31,
($ in thousands)	2010	2009

Deferred income tax assets:
Future policyholder benefits	$61,608	$92,996
Unearned premiums / deferred revenues	21,450	25,808
Investments	36,678	33,208
Net operating and capital loss carryover benefits	44,454	58,624
Valuation allowance	(10,800)	(22,600)
Gross deferred income tax assets	153,390	188,036

Deferred income tax liabilities:
Deferred policy acquisition costs	156,406	207,852
Other	10,355	6,862
Gross deferred income tax liabilities	166,761	214,714
Deferred income tax liabilities	$13,371	$26,678

10.

Income Taxes (continued)

As of December 31, 2010, we performed our assessment of net deferred tax assets. Significant management judgment is required in determining the provision for income taxes and, in particular, any valuation allowance recorded against our deferred tax assets. Excluding the increase to the valuation allowance of $200 thousand related to the adoption of a new accounting standard, we recognized a decrease in the valuation allowance of $12,000 thousand for the year ended December 31, 2010. This decrease was primarily driven by the improvement in the gross unrealized gains.

Accounting guidance requires that this movement be allocated to the various financial statement components of income or loss. The decrease to the valuation allowance corresponds to a decrease of $400 thousand in income statement related deferred tax balances and a decrease of $11,600 thousand in other comprehensive income related deferred tax balances. An income tax benefit of $10,707 thousand recognized through the income statement primarily reflects the utilization of current year losses.

We carried a valuation allowance of $10,800 thousand on $164,190 thousand of deferred tax assets at December 31, 2010, due to uncertainties related to our ability to utilize some of the deferred tax assets that are expected to reverse as capital losses. The amount of the valuation allowance has been determined based on our estimates of taxable income over the periods in which the deferred tax assets are expected to reverse.

We have concluded that a valuation allowance on the remaining $153,390 thousand of deferred tax assets at December 31, 2010, was not required. Our methodology for determining the realizability of deferred tax assets involves estimates of future taxable income and consideration of available tax planning strategies and actions that could be implemented, if necessary. These estimates are projected through the life of the related deferred tax assets based on assumptions that we believe to be reasonable and consistent with current operating results. Changes in future operating results not currently forecasted may have a significant impact on the realization of deferred tax assets.

As of December 31, 2010, $44,454 thousand of net operating and capital loss carryover benefits were included in the deferred tax asset. Of this amount, $27,560 thousand related to $78,743 thousand of federal net operating losses are scheduled to expire in 2022, 2023, 2024 and 2025. An additional $16,894 thousand related to $48,269 thousand of federal capital losses are scheduled to expire in 2014 and 2015. As of December 31, 2010, a full valuation allowance was carried against the capital loss carryforwards after consideration of available capital deferred tax liabilities and tax planning actions.

As of December 31, 2010, in accordance with the tax sharing agreement, we had an intercompany current tax payable of $5,800 thousand.

The Company is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2008. During 2010, the Company resolved examination issues for tax years 2006 and 2007. No material unanticipated assessments were incurred and no increases were necessary to our liability for uncertain tax positions.

We assess all significant tax positions to determine if a liability for uncertain tax positions is necessary, and, if so, the impact on the current and deferred income tax balances. Also, if indicated, we recognize interest or penalties related to income taxes as a component of the income tax provision. The interest and penalties recorded during the 12 month periods ending December 31, 2010 and 2009 were not material. We did not have an accrual for the payment of interest and penalties as of December 31, 2010.

Management believes that adequate provisions have been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years. Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring in the next 12 months will result in a significant change to the results of operations, financial condition or liquidity. In addition, we do not anticipate that there will be additional payments made or refunds received within the next 12 months with respect to the years under audit. We do not anticipate any increases to the existing unrecognized tax benefits that would have a material impact on the financial position of the company.

10.

Income Taxes (continued)

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits:	2010	2009
($ in thousands)
Balance, beginning of year	$52	$52
Additions (reductions) for tax positions of prior years	(52)	--
Settlements with taxing authorities	--	--
Balance, end of year	$--	$52

11.

Related Party Transactions

Capital Contributions

During the year ended December 31, 2010, we received $14,000 thousand in capital contributions from PM Holdings, Inc.

Related Party Transactions

The amounts included in the following discussion are gross expenses, before deferrals for policy acquisition costs.

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $69,670 thousand, $130,633 thousand and $221,925 thousand for the years ended December 31, 2010, 2009 and 2008, respectively. Amounts payable to Phoenix Life were $5,893 thousand as of December 31, 2010. Amounts payable from Phoenix Life were $1,170 thousand as of December 31, 2009.

As of December 31, 2010, there was no receivable due from Saybrus Partners, Inc. (“Saybrus”). As of December 31, 2009, we had a $7,256 thousand receivable from Saybrus for administrative and other services provided. This receivable was settled in the first quarter of 2010.

Effective in 2010, Saybrus, a majority-owned subsidiary of PNX, provides wholesaling services to various third-party distributors and affiliates of variable life insurance and variable annuities. Commissions paid by Saybrus on our behalf were $2,675 thousand as of December 31, 2010. Commission amounts payable to Saybrus were $413 thousand as of December 31, 2010.

We have a contract with Phoenix Life whereby we cede to Phoenix Life certain of the liabilities related to guarantees on our annuity products. Because this contract does not transfer sufficient risk to qualify for reinsurance accounting, we account for ceded liabilities as a deposit asset. The asset on deposit with Phoenix Life was $407 thousand and $2,006 thousand at December 31, 2010 and 2009, respectively. This amount is included in our balance sheet in other general account assets. Amounts due from Phoenix Life under this contract were $13,548 thousand and $8,553 thousand at December 31, 2010 and 2009, respectively.

Goodwin Capital Advisers, Inc. (“Goodwin”), an indirect wholly-owned subsidiary of PNX, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $1,362 thousand, $381 thousand and $1,982 thousand for the years ended December 31, 2010, 2009 and 2008, respectively. Amounts payable to Goodwin were $339 thousand and $119 thousand, as of December 31, 2010 and 2009, respectively.

Phoenix Variable Advisors, Inc (“PVA”), an indirect wholly-owned subsidiary of Phoenix Life, was the investment advisor for the variable product separate accounts until the fourth quarter of 2010. Up until this time, they received variable product separate account fees on our behalf and forwarded them to us, net of sub-advisory fees they paid. Amounts due from PVA for those fees were $0 and $199 thousand as of December 31, 2010 and 2009, respectively.

Effective September 20, 2010, 1851 Securities, Inc., a wholly-owned subsidiary of PM Holdings, Inc., became the principal underwriter of the Company’s variable life insurance policies and variable annuity contracts. Commissions paid by Phoenix Life on our behalf were $15,736 thousand for the year ended December 31, 2010.

11.

Related Party Transactions (continued)

Prior to September 20, 2010, Phoenix Equity Planning Corporation (“PEPCO”), an indirect wholly-owned subsidiary of PNX, was the principal underwriter. Commissions paid by Phoenix Life on our behalf were $9,029 thousand, $16,271 thousand and $47,810 thousand for the years ended December 31, 2010, 2009 and 2008, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $8,265 thousand (less commission reversals of $10,764 thousand due to policy rescissions), $39,876 thousand and $186,112 thousand for the years ended December 31, 2010, 2009 and 2008, respectively. Amounts payable to Phoenix Life were $1,022 thousand and $1,277 thousand as of December 31, 2010 and 2009, respectively.

Premium processing services

We provide payment processing services for Phoenix Life, wherein we receive deposits on Phoenix Life annuity contracts and forward those payments to Phoenix Life. During 2006, we began including life insurance premiums in this service. In connection with this service, we had amounts due to Phoenix Life of $2,793 thousand and $0 as of December 31, 2010 and 2009, respectively. We do not charge any fees for this service.

State Farm Mutual Automobile Insurance Company (“State Farm”) is currently the owner of record of more than 5% of our ultimate parent company’s (PNX) outstanding common stock. In 2010, 2009 and 2008, we incurred $3,077 thousand, $25,272 thousand and $63,790 thousand, respectively, as compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm agents.

We also provide payment processing services for Phoenix Life and Annuity Company (“Phoenix Life and Annuity”), a wholly-owned indirect subsidiary of Phoenix Life, wherein we receive deposits on certain Phoenix Life and Annuity annuity contracts and forward those payments to Phoenix Life and Annuity. During 2006, we began including life insurance premiums in this service. In connection with this service, we had amounts due to Phoenix Life and Annuity of $47 thousand and $39 thousand as of December 31, 2010 and 2009, respectively. We do not charge any fees for this service.

In certain instances, Phoenix Life and Phoenix Life and Annuity may receive premiums on behalf of PHL Variable. There were no amounts due from Phoenix Life or Phoenix Life and Annuity as of December 31, 2010 and 2009, respectively.

12.

Employee Benefit Plans and Employment Agreements

Our ultimate parent company provides employees with post-employment benefits that include retirement benefits, through pension and savings plans, and other benefits, including health care and life insurance. This includes three defined benefit pension plans. We incur applicable employee benefit expenses through the process of cost allocation by PNX.

The employee pension plan, covering substantially all employees, provides benefits up to the amount allowed under the Internal Revenue Code. The two supplemental plans provide benefits in excess of the primary plan. Retirement benefits under all plans are a function of years of service and compensation. The employee pension plan is funded with assets held in a trust while the supplemental plans are unfunded. Effective March 31, 2010, all benefit accruals under our funded and unfunded defined benefit plans were frozen.

Our ultimate parent company has historically provided employees with other post-employment benefits that include health care and life insurance. In December 2009, PNX announced the decision to eliminate retiree medical coverage for current employees whose age plus years of service did not equal at least 65 as of March 31, 2010. Employees who remain eligible must still meet all other plan requirements to receive benefits. In addition, the cap on the Company’s contribution to pre-65 retiree medical costs per participant will be reduced beginning with the 2011 plan year.

The funding requirements of our ultimate parent company’s pension plan are dependent on interest rates and market performance. Significant assumptions made by our ultimate parent company related to these plans include the discount rate and the long-term rate of return on plan assets. The discount rate assumption is developed using upon a yield curve approach comprised of bonds rated Aa or higher by Moody’s Investor Services or rated AA or higher by Standard & Poor’s with maturities between one and fifteen or more years. The long-term rate of return of plan assets is determined through modeling long-term returns and asset return volatilities.

12.

Employee Benefit Plans and Employment Agreements (continued)

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits, is omitted as the information is not separately calculated for our participation in the plans. PNX, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated.

Employee benefit expense allocated to us for these benefits totaled $5,614 thousand, $12,817 thousand and $9,062 thousand for 2010, 2009 and 2008, respectively. Over the next 12 months, Phoenix Life expects to make contributions to the pension plans of which approximately $3,581 thousand will be allocated to us.

13.

Other Comprehensive Income

Sources of	Years Ended December 31,
Other Comprehensive Income:	2010		2009		2008
($ in thousands)	Gross	Net	Gross	Net	Gross	Net

Unrealized losses on investments	$79,757	$390	$173,746	$16,560	$(303,833)	$(71,010)
Net realized investment losses on available-for-sale securities included in net income	12,122	6,951	27,118	16,503	53,459	30,871
Net unrealized investment gains (losses)	91,879	7,341	200,864	33,063	(250,374)	(40,139)
Net unrealized losses on derivative instruments	--	--	--	--	--	--
Other comprehensive income (loss)	91,879	$7,341	200,864	$33,063	(250,374)	$(40,139)
Applicable deferred policy acquisition cost amortization	98,432		149,998		(193,545)
Applicable deferred income tax benefit	(13,894)		17,803		(16,690)
Offsets to other comprehensive income	84,538		167,801		(210,235)
Other comprehensive loss	$7,341		$33,063		$(40,139)

Components of Accumulated	As of December 31,
Other Comprehensive Income:	2010		2009
($ in thousands)	Gross	Net	Gross	Net

Unrealized losses on investments	$(20,750)	$(12,456)	$(113,837)	$(20,085)
Unrealized gains on derivative instruments	--	--	--	--
Accumulated other comprehensive loss	(20,750)	$(12,456)	(113,837)	$(20,085)
Applicable deferred policy acquisition costs	11,337		(87,859)
Applicable deferred income taxes	(19,631)		(5,893)
Offsets to other comprehensive income	(8,294)		(93,752)
Accumulated other comprehensive loss	$(12,456)		$(20,085)

14.

Statutory Financial Information and Regulatory Matters

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. The State of Connecticut Insurance Department (the “Department”) has adopted the National Association of Insurance Commissioners’ (the “NAIC’s”) Accounting Practices and Procedures manual effective January 1, 2001 (“NAIC SAP”) as a component of its prescribed or permitted statutory accounting practices. As of December 31, 2010, 2009 and 2008, the Department has not prescribed or permitted us to use any accounting practices that would materially deviate from NAIC SAP. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and deferred tax assets are limited to amounts reversing in a specified period with an additional limitation based upon 10% or 15% of statutory surplus, dependent on meeting certain risk-based capital (“RBC”) thresholds.

14.

Statutory Financial Information and Regulatory Matters (continued)

Connecticut Insurance Law requires that Connecticut life insurers report their RBC. RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Connecticut Insurance Law gives the Connecticut Commissioner of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Our RBC was in excess of 200% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2010 and 2009.

Statutory Financial Data:	As of or For the Years Ended December 31,
($ in thousands)	2010	2009	2008

Statutory capital and surplus	$275,698	$235,696	$273,028
Asset valuation reserve	3,124	2,494	343
Statutory capital, surplus and asset valuation reserve	$278,822	$238,190	$273,371
Statutory gain (loss) from operations	$77,571	$(31,030)	$(138,012)
Statutory net income (loss)	$47,033	$(87,546)	$(187,032)

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2011 without prior approval.

15.

Contingent Liabilities

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor or investment advisor.

It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the SEC, the Financial Industry Regulatory Authority, the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

Regulatory actions may be difficult to assess or quantify. The nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

16.

Subsequent Events

On February 8, 2011, A.M. Best Company, Inc. affirmed our financial strength rating of B+ and changed their outlook from negative to stable.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.

(a)	Financial Statements

(1)	The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant’s Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2010; Statement of Operations for the year ended December 31, 2010; Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009; and Notes to Financial Statements are filed herewith.

(2)	The financial statements of PHL Variable Insurance Company and the report of Independent Registered Public Accounting Firm thereto are contained in the Statement of Additional Information. The financial statements of PHL Variable Insurance Company include: Balance Sheets as of December 31, 2010 and 2009; Statements of Income and Comprehensive Income, Statements of Stockholder’s Equity and Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008; and Notes to the Financial Statements are filed herewith.

(b)	Exhibits

(1)	Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

(2)	Not Applicable.

(3)	Distribution of Contracts

(a)	Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant’s Post-Effective Amendment No. 17 on Form N-4 (File No. 033-87376), filed via EDGAR on April 30, 2002.

(b)	Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of contracts is incorporated by reference to Registrant’s Post-Effective Amendment No. 23 on Form N-4 (File No. 033-87376), filed via EDGAR on April 25, 2005.

(c)	Principal Underwriting and Distribution Agreement between PHL Variable Insurance Company and Phoenix Equity Planning Corporation, dated February 5, 2009, is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

(d)	Principal Underwriting and Distribution Agreement between PHL Variable Insurance Company and 1851 Securities, Inc., dated September 21, 2010, is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2011.

(4)	(a)	Form of Variable Annuity Contract D601 (Big Edge Choice) is incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-4 (File No. 033-87376), filed via EDGAR on May 1, 2007.

	(b)	Form of Variable Annuity Contract D602 (formerly, Big Edge Choice II, now referred to as Phoenix Edge—VA) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4 (File No. 033-87376), filed via EDGAR on July 15, 1999.

	(c)	Form of Contract D611 (Spectrum Edge), is incorporated by reference to Registrant’s Post-Effective Amendment No. 13 on Form N-4 (File No. 033-87376), filed via EDGAR on September 13, 2001.

	(d)	Guaranteed Minimum Income Benefit Rider, Form Number DR81, is incorporated by reference to Registrant’s Post-Effective Amendment No. 23 on Form N-4 (File No. 033-87376), filed via EDGAR on April 25, 2005.

	(e)	Guaranteed Minimum Accumulation Benefit Rider, Form DR83, is incorporated by reference to Registrant’s Post-Effective Amendment No. 23 on Form N-4 (File No. 033-87376), filed via EDGAR on April 25, 2005.

	(f)	Enhanced Option 1 Rider, Form DR46, is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-4 (File No. 033-87376), filed via EDGAR on July 26, 2005.

	(g)	Guaranteed Minimum Withdrawal Benefit Rider, Form No. 06GMWB, is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

	(h)	Waiver of Withdrawal Charge for Nursing Home Confinement and Terminal Illness Rider, Form No. 08HNW, is incorporated by reference to Registrant’s Post-Effective Amendment No. 31 on Form N-4 (File No. 033-87376), filed via EDGAR on May 1, 2008.

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(i)	Guaranteed Minimum Withdrawal Benefit Rider, Form No. 08GMWB, is incorporated by reference to Post-Effective Amendment No. 20 on Form N-4 (File No. 333-68164), filed via EDGAR on May 28, 2008.

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(5)	(a)	Form of Application (Big Edge Choice) is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 033-87376), filed via EDGAR on February 27, 1996.

(b)	Form of Application (Form No. OL2744) (formerly the Big Edge Choice II, now referred to as Phoenix Edge—VA) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4 (File No. 033-87376), filed via EDGAR on July 15, 1999.

(c)	Form of Application (Form No. OL3174) (Spectrum Edge) is incorporated by reference to Registrant’s Post-Effective Amendment No. 13 on Form N-4 (File No. 033-87376), filed via EDGAR on September 13, 2001.

(6)	(a)	Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company is incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

(b)	Amended and Restated Bylaws of PHL Variable Insurance Company, effective May 16, 2002, is incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on Form N-4 (File No. 033-87376), filed via EDGAR on April 30, 2004.

(7)	Not Applicable.

(8)	(a)	Participation Agreements

(1)	(a) Amended and Restated Participation Agreement dated April 4, 2008 among PHL Variable Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLP and Columbia Management Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

(b) Consent to Assignment of Participation Agreement dated March 29, 2010 between Columbia Management Distributors, Inc. (“CMDI”) and PHL Variable Insurance Company to Riversource Fund Distributors, Inc. (“RSFD”) is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

(2)	(a)	Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company (“PHLVIC”) is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

(b)	Amendment to Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and PHLVIC is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

(c)	Amendment to Participation Agreement as of May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778), filed via EDGAR on April 27, 2006.

(d)	Amendment No. 3 to Participation Agreement as of May 1, 2006 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Post Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

(e)	Amendment No. 4 to Participation Agreement as of May 1, 2007, by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., PHL Variable Insurance Company, Phoenix Life Insurance Company, and Phoenix Equity Planning Corporation is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No ..333-146301), filed via EDGAR on December 21, 2007.

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(f)	Amendment No. 5 dated March 1, 2008 to the Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Home Mutual Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

(g)	Amendment No. 6 to Participation Agreement as of September 20, 2010 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., PHL Variable Insurance Company (“PHLVIC”), Phoenix Life Insurance Company (“PLIC”), Phoenix Life and Annuity Company (“PLAC”), and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(3)	(a)	Fund Participation Agreement dated July 15, 1999, among PHL Variable Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

(b)	Amendment to Fund Participation Agreement dated December 22, 2009 among Federated Securities Corp., Federated Insurance Series, and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

(c)	First Addendum to Fund Participation Agreement dated January 19, 2010 by and between PHL Variable Insurance Company (“Insurer”) and Federated Securities Corp. (“FSC”) is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

(4)	(a)	Fund Participation Agreement dated July 19, 1999 among BT Insurance Funds Trust, Bankers Trust Company, and PHL Variable Insurance Company (“PHLVIC”) is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

(b)	Amendment No. 1 to the Fund Participation Agreement dated April 20, 2001 among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to the Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

(c)	Amendment No. 2 to the Fund Participation Agreement dated October 29, 2001 among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

(d)	Amendment No. 3 dated February 1, 2008 to the Fund Participation Agreement dated July 19, 1999 among PHL Variable Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.) is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

(5)	Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc. is incorporated by reference to Post Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

(6)	Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

(7)	(a)	Amended and Restated Participation Agreement dated April 1, 2008 by and among PHL Variable Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV and Variable Insurance Products Fund V is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565),

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filed via EDGAR on April 4, 2008.

(b)	Amendment No. 1, dated August 1, 2009, to the Amended and Restated Participation Agreement among PHL Variable Insurance Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V, and Fidelity Distributors Corporation dated April 1, 2008 is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

(8)	(a)	Participation Agreement dated March 29, 2001 among PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

(b)	Amendment No. 1 to Participation Agreement dated February 1, 2008 by and among AIM Variable Insurance Funds, AIM Distributors, Inc., PHL Variable Insurance Company and Phoenix Equity Planning Corporation is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

(c)	Amendment No. 2, effective April 30, 2010, to Participation Agreement dated as of March 29, 2001, by and among AIM Variable Insurance Funds (“AVIF”), AIM Distributors, Inc., PHL Variable Insurance Company (“Phoenix”) and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2011.

(d)	Amendment No. 3, effective September 20, 2010, to Participation Agreement dated as of March 29, 2001, by and among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., PHL Variable Insurance Company (“Phoenix”) and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2011.

(9)	(a)	Participation Agreement dated May 30, 2003 among PHL Variable Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-76778), filed via EDGAR on April 30, 2004.

(b)	Amendment to Fund Participation Agreement dated February 1, 2008 among Rydex Variable Trust, Rydex Distributors, Inc. and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

(c)	Consent to Assignment of Participation Agreement dated February 1, 2008 among Rydex Variable Trust, Rydex Distributors, Inc. and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

(10)	(a)	Participation Agreement dated April 25, 2005 among PHL Variable Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006

(b)	Amendment No. 1 to Participation Agreement dated February 1, 2008 by and among Lazard Asset Management Securities LLC, Lazard Retirement Series, Inc. and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

(11)	Fund Participation Agreement dated April 14, 2005 among PHL Variable Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

(12)	(a)	Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on

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August 11, 2006.

	(b)	Amendment No. 1 to Participation Agreement dated February 1, 2008 among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

(13)	(a)	Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company and Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.

	(b)	Amendment No. 1 to Participation Agreement dated February 1, 2008 by and among PHL Variable Insurance Company, Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

(14)	Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company and Phoenix Life and Annuity Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

(15)	(a)	Amended and Restated Participation Agreement dated March 31, 2009 by and between The Phoenix Edge Series Fund, Phoenix Life Insurance Company (“PLIC”), PHL Variable Insurance Company (“PHLVIC”), Phoenix Life and Annuity Company (“PLAC”) and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

	(b)	Amended and Restated Participation Agreement dated September 2, 2010 by and among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, Phoenix Life and Annuity Company, and 1851 Securities, Inc. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

	(c)	Participation Agreement as of November 5, 2010 among Virtus Variable Insurance Trust, VP Distributors, Inc., Phoenix Life Insurance Company, PHL Variable Insurance Company, Phoenix Life and Annuity Company and 1851 Securities, Inc. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(16)	Participation Agreement dated September 7, 2007 among PHL Variable Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

(17)	(a)	Participation Agreement dated February 1, 2008, among PHL Variable Insurance Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

(b)	Consent to Assignment of Participation Agreement effective February 1, 2008 among Summit Mutual Funds, Inc., Ameritas Investment Corp., PHL Variable Insurance Company and Phoenix Equity Planning Corporation is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6 (File No. 333-143656), filed via EDGAR on April 22, 2009.

(c)	Amendment of September 20, 2010 to Participation Agreement dated February 1, 2008, by and among Summit Mutual Funds, Inc., Ameritas Investment Corp., PHL Variable Insurance Company and Phoenix Equity Planning Corporation as amended by a consent to assignment dated December 12, 2008 from Ameritas Investment Corp. to Calvert Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2011.

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(18)	(a)	Participation Agreement dated April 1, 2008, among Phoenix Life Insurance Company, Phoenix Equity Planning Corporation, AllianceBernstein LP and AllianceBernstein Investments, Inc., is incorporated by reference to Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.

	(b)	Amendment No. 1, effective September 20, 2010, to Participation Agreement dated April 1, 2008, by and among PHL Variable Insurance Company, Phoenix Equity Planning Corporation, AllianceBernstein L.P., and AllianceBernstein Investments, Inc. is incorporated by reference to Post-Effective Amendment No. 14 on Form N-4 (File No. 333-123040), filed via EDGAR on April 29, 2011.

(19)	Amended and Restated Participation Agreement of November 19, 2010 by and among Phoenix Life Insurance Company (“PLIC”), PHL Variable Insurance Company (“PHLVIC”), Phoenix Life and Annuity Company (“PLAC”), (together “Phoenix”), Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(b)	Other Material Contracts.

(1)	Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between PHL Variable Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

(2)	Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between PHL Variable Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

(3)	Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance Funds, The Alger American Fund, AllianceBernstein LP, DWS Funds, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, The Rydex Trust, Wanger Advisors Trust; and, The Universal Institutional Funds are incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-4 (File No. 033-87376), filed via EDGAR on May 1, 2007.

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(4)	Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2 between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 6 on Form N-4 (File No. 333-123035), filed via EDGAR on September 28, 2007.

(5)	Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company, Phoenix Life Insurance Company and Summit Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

(6)	Consent to Assignment of Rule 22c-2 Shareholder Information Agreement dated March 29, 2010 between Columbia Management Services, Inc., Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

(7)	Rule 22c-2 Shareholder Information Agreement as of November 5, 2010 by and among VP Distributors, Inc. (“Fund Agent”), Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (together “Insurance Company”), and 1851 Securities, Inc. (“1851”), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(8)	Distribution and Administrative Services Agreement as of November 5, 2010 among Virtus Investment Advisers, Inc. (“Virtus”), VP Distributors, Inc. (“VPD”), Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (each a “Company” and collectively, the “Company”) and 1851 Securities, Inc. (“1851”), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(9)	Investment Performance Calculation Agreement as of November 5, 2010 by and among The Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, (collectively, “Phoenix”) and Virtus Partners, Inc. (“Virtus”), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(9)	Written Opinion and Consent of Counsel is filed herewith.

(10)	(a)	Consent of Registered Independent Public Accountant is filed herewith.

(b)	Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form S-1 (File No. 333-87218), filed via EDGAR on April 11, 2011

(11)	Not Applicable.

(12)	Not Applicable

Item 25.	Directors and Executive Officers of the Depositor.

Name	Position
John H. Beers	Vice President, Secretary, and Chief Compliance Officer
Edward W. Cassidy	Director
Michael E. Hanrahan	Vice President and Chief Accounting Officer
Peter A. Hofmann	Senior Executive Vice President and Chief Financial Officer and Treasurer
Philip K. Polkinghorn	Director
James D. Wehr	President
Christopher M. Wilkos	Director, Executive Vice President and Chief Investment Officer

The business address of these individuals is One American Row, Hartford, CT 06102-5056.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Phoenix Companies, Inc. (100%) Delaware

Goodwin Capital Advisers, Inc. (100%) New York

Phoenix Distribution Holding Company (100%) Connecticut

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Phoenix Investment Management Company (100%) Connecticut

Phoenix Life Solutions, Inc (100%) Delaware

Phoenix National Trust Holding Company (100%) Connecticut

PML International Insurance Limited (100%) Bermuda

Saybrus Partners, Inc. (85.456%) Delaware

Saybrus Holdings, Inc. (100%) Delaware

Saybrus Equity Services, Inc. (100%) Delaware

Phoenix Life Insurance Company (100%) New York

Holland Re Holdings, LLC (100%)

Holland Re, Inc. (100%)

Next Generation Ventures LLC (50%) Connecticut

Phoenix Life Separate Account B (100%) New York

Phoenix Life Separate Account C (100%) New York

Phoenix Life Separate Account D (100%) New York

Phoenix Life Variable Accumulation Account (100%) New York

Phoenix Life Variable Universal Life Account (100%) New York

PM Holdings, Inc. (100%) Connecticut

1851 Securities, Inc. (100%) Delaware

American Phoenix Life and Reassurance Company (100%) Connecticut

PHL Variable Insurance Company (100%) Connecticut

PHL Variable Accumulation Account (100%) Connecticut

PHL Variable Accumulation Account II (100%) Connecticut

PHL Variable Accumulation Account III (100%) Connecticut

PHL Variable Separate Account MVA1 (100%) Connecticut

PHLVIC Variable Universal Life Account (100%) Connecticut

PHL Variable VA Account 1 (100%) Connecticut

Phoenix Founders, Inc. (100%) Connecticut

Phoenix International Capital Corporation (100%) Connecticut

Practicare, Inc. (100%) Delaware

Phoenix Life and Annuity Company (100%) Connecticut

Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut

Phoenix New England Trust Holding Company (100%) Connecticut

Phoenix Variable Advisors, Inc. (100%) Delaware

The only companies that file consolidated financial statements with the Securities and Exchange Commission (“SEC”) are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHL Variable Accumulation Account III, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1, PHL Variable VA Account 1, and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 27.	Number of Contract Owners.

As of February 27, 2011, there were 21,955 qualified and 10,714 nonqualified contracts.

Item 28.	Indemnification.

Section 33-776 of the Connecticut General Statutes states that: “a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive.”

Article VI, Section 6.01. of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: “Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the

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performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, bylaw, agreement, vote of shareholders or otherwise.”

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter.

1851 Securities, Inc. (“1851 Securities”).

(a) 1851 Securities serves as the principal underwriter for the following entities: The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1, PHL Variable VA Account 1, Phoenix Life Separate Account B, Phoenix Life Separate Account C, and Phoenix Life Separate Account D.

(b) Directors and Executive Officers of 1851 Securities.

Name	Position

John H. Beers	Vice President and Secretary
Susan L. Guazzelli	Second Vice President and Treasurer
Philip K. Polkinghorn	President and Chief Executive Officer
Katherine E. Storch	Assistant Vice President and Chief Compliance Officer
Gary C. Tebbetts	Chief Financial Officer

The business address of these individuals is One American Row, Hartford, CT 06102-5056.

(c) 1851 Securities received no compensation from the Registrant during the last fiscal year for sales of the contract.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Compensation
1851 Securities	$0	$0	$0	$0

Item 30.	Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, Connecticut 06102-5056.

Item 31.	Management Services

Under a contract with Phoenix Life Insurance Company (“PLIC”), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the Contract owner, for use in conjunction with the Contract. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

Year	Fee Paid
2010	0
2009	$125,000
2008	$70,000

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Item 32.	Undertakings.

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

(b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request; and

(d) Representation Required by Section 26(f)(2)(A) of the Investment Company Act of 1940

PHL Variable Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by PHL Variable Insurance Company.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, PHL Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 42 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 42 to the Registration Statement (File No. 033-87376) to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 29th day of April, 2011.

PHL Variable Accumulation Account (Registrant)

By:

James D. Wehr*
President of PHL Variable Insurance Company

PHL Variable Insurance Company

By:

James D. Wehr*
President

By:	/S/ KATHLEEN A. MCGAH
*Kathleen A. McGah

*	As Attorney-in-Fact pursuant to power of attorney

As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment 42 to Registration Statement No. 033-87376 on April 29, 2011.

Signature	Title

Director
Edward W. Cassidy*

Chief Financial Officer
Peter A. Hofmann*

Chief Accounting Officer
Michael E. Hanrahan*

Director
Philip K. Polkinghorn*

President
*James D. Wehr

Director
Christopher M. Wilkos*

By:	/S/ KATHLEEN A. MCGAH
* Kathleen A. McGah

*	As Attorney-in-Fact pursuant to Powers of Attorney

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Exhibit Index

Exhibit 24 (b)(9)	Opinion and Consent of Counsel

Exhibit 24 (b)(10)(a)	Consent of Independent Registered Public Accounting Firm

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